   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2009

                                                              FILE NO. 333-93319

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 27                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 148                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on November 16, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A for Stag Accumulator Variable Universal Life (Series I) of Post-Effective Amendment No. 27 is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 (File No. 333-93319), as filed and effective on May 1, 2009.

A Supplement to the Prospectus for Stag Accumulator Variable Universal Life (Series I) dated November 16, 2009 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 27 does not supersede Post-Effective Amendment No. 25 filed on May 1, 2009.

                                     PART A

                      SUPPLEMENT DATED TO YOUR PROSPECTUS

EFFECTIVE MARCH 19, 2010, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSE" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND IS ADDED:

                                                    DISTRIBUTION
                                                       AND/OR                              ACQUIRED
                                                       SERVICE                             FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND                       FEE               FEES             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund --            0.810%              N/A              0.030%              N/A
 Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Hartford Value HLS Fund --            0.840%                N/A                0.840%
 Class IA

EFFECTIVE MARCH 19, 2010, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVE IS ADDED TO THE TABLE:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund -- Class IA      Long-term total return                       Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7972

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2009 AS SUPPLEMENTED ON NOVEMBER 16, 2009



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2009 AS AMENDED ON NOVEMBER 16, 2009

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: $56,056,068; 2007:
$82,444,333; and 2006: $51,413,389. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12-month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2008 follow this page of the SAI. We have included the unaudited quarterly statutory filing for the Company for the period ended September 30, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance and Annuity Company Separate Account VL I as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS         AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP           INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                    890,600                 562,991                 188,566                87,937
                                             ============            ============            ============            ==========
  Cost:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                $20,315,332              $9,608,863              $4,430,267            $2,185,497
                                             ============            ============            ============            ==========
  Market Value:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                 $9,734,258              $5,556,724              $2,340,105            $1,485,259
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      94                     482                   324
 Receivable from fund shares sold                  24,887                      --                      --                    --
 Other assets                                           1                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Assets                                   9,759,146               5,556,818               2,340,587             1,485,583
                                             ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                24,887                      --                      --                    --
 Payable for fund shares purchased                     --                      94                     482                   324
 Other liabilities                                     --                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Liabilities                                 24,887                      94                     482                   324
                                             ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $9,734,259              $5,556,724              $2,340,105            $1,485,259
                                             ============            ============            ============            ==========

                                              AIM V.I.              AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE             INTERNATIONAL           MID CAP CORE            SMALL CAP
                                            EQUITY FUND           GROWTH FUND            EQUITY FUND            EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                                   78,570                18,281               1,547,141               162,645
                                             ==========            ==========            ============            ==========
  Cost:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,990,568              $427,530             $18,887,722            $2,368,545
                                             ==========            ==========            ============            ==========
  Market Value:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,551,758              $356,296             $13,289,939            $1,727,293
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  20,974                   491
 Receivable from fund shares sold                    --                     5                      --                    --
 Other assets                                        --                    --                      --                    --
                                             ----------            ----------            ------------            ----------
 Total Assets                                 1,551,758               356,301              13,310,913             1,727,784
                                             ----------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     5                      --                    --
 Payable for fund shares purchased                   --                    --                  20,974                   491
 Other liabilities                                   --                    --                       1                    --
                                             ----------            ----------            ------------            ----------
 Total Liabilities                                   --                     5                  20,975                   491
                                             ----------            ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,551,758              $356,296             $13,289,938            $1,727,293
                                             ==========            ==========            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                              AIM V.I.            AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                 ASSET               INCOME AND          AMERICAN FUNDS
                                          DEVELOPMENT FUND        ALLOCATION FUND          GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                   105,271              5,234,654              5,029,596             5,458,415
                                             ===========            ===========            ===========           ===========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                $1,757,068            $85,326,152            $51,943,534           $61,091,343
                                             ===========            ===========            ===========           ===========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                  $834,800            $63,234,615            $33,295,927           $51,145,348
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --                  1,391                 7,218
 Receivable from fund shares sold                     --                 16,344                     --                    --
 Other assets                                         --                     --                     --                    --
                                             -----------            -----------            -----------           -----------
 Total Assets                                    834,800             63,250,959             33,297,318            51,152,566
                                             -----------            -----------            -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 16,344                     --                    --
 Payable for fund shares purchased                    --                     --                  1,392                 7,218
 Other liabilities                                    --                     --                     --                     1
                                             -----------            -----------            -----------           -----------
 Total Liabilities                                    --                 16,344                  1,392                 7,219
                                             -----------            -----------            -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $834,800            $63,234,615            $33,295,926           $51,145,347
                                             ===========            ===========            ===========           ===========


                                          AMERICAN FUNDS
                                              GLOBAL             AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                                3,059,856               4,232,298               5,360,177            4,330,974
                                            ===========          ==============          ==============          ===========
  Cost:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $53,272,092            $212,416,680            $182,342,962          $76,905,659
                                            ===========          ==============          ==============          ===========
  Market Value:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $42,470,797            $140,808,542            $129,233,872          $52,794,571
 Due from Hartford Life and Annuity
  Insurance Company                              80,654                 101,613                      --               37,614
 Receivable from fund shares sold                    --                      --                  43,014                   --
 Other assets                                        --                      41                      --                   --
                                            -----------          --------------          --------------          -----------
 Total Assets                                42,551,451             140,910,196             129,276,886           52,832,185
                                            -----------          --------------          --------------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                      --                  43,014                   --
 Payable for fund shares purchased               80,654                 101,613                      --               37,614
 Other liabilities                                    8                      --                      89                   --
                                            -----------          --------------          --------------          -----------
 Total Liabilities                               80,662                 101,613                  43,103               37,614
                                            -----------          --------------          --------------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $42,470,789            $140,808,583            $129,233,783          $52,794,571
                                            ===========          ==============          ==============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                  FIDELITY VIP
                                                                   AMERICAN FUNDS           FIDELITY VIP             EQUITY
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER           INCOME FUND
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                                 1,704,954               1,750,107                134,932              2,150,232
                                             ===========             ===========             ==========            ===========
  Cost:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $30,676,616             $31,041,298             $2,268,446            $48,517,462
                                             ===========             ===========             ==========            ===========
  Market Value:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $22,965,726             $19,303,682             $1,391,154            $28,294,361
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  25,802                     --                  1,070
 Receivable from fund shares sold                  3,378                      --                     --                     --
 Other assets                                          1                      --                     --                     --
                                             -----------             -----------             ----------            -----------
 Total Assets                                 22,969,105              19,329,484              1,391,154             28,295,431
                                             -----------             -----------             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,376                      --                     --                     --
 Payable for fund shares purchased                    --                  25,802                     --                  1,070
 Other liabilities                                    --                       8                      1                      1
                                             -----------             -----------             ----------            -----------
 Total Liabilities                                 3,376                  25,810                      1                  1,071
                                             -----------             -----------             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,965,729             $19,303,674             $1,391,153            $28,294,360
                                             ===========             ===========             ==========            ===========


                                            FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             CONTRAFUND              OVERSEAS               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                                 1,479,609               156,091                800,729               33,912
                                             ===========            ==========            ===========             ========
  Cost:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $42,675,119            $3,075,967            $25,182,595             $349,364
                                             ===========            ==========            ===========             ========
  Market Value:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $22,401,277            $1,899,627            $14,509,207             $278,415
 Due from Hartford Life and Annuity
  Insurance Company                                4,326                    --                  6,911                   --
 Receivable from fund shares sold                     --                    --                     --                   --
 Other assets                                         --                    --                      1                   --
                                             -----------            ----------            -----------             --------
 Total Assets                                 22,405,603             1,899,627             14,516,119              278,415
                                             -----------            ----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                   --
 Payable for fund shares purchased                 4,326                    --                  6,911                   --
 Other liabilities                                    --                    --                     --                   --
                                             -----------            ----------            -----------             --------
 Total Liabilities                                 4,326                    --                  6,911                   --
                                             -----------            ----------            -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,401,277            $1,899,627            $14,509,208             $278,415
                                             ===========            ==========            ===========             ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                               FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP            FRANKLIN             SMALL CAP
                                            FREEDOM 2020         FREEDOM 2030             INCOME                VALUE
                                             PORTFOLIO             PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                  29,335                6,456               2,197,357             1,787,045
                                              ========              =======            ============          ============
  Cost:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $270,375              $51,493             $37,254,977           $27,475,751
                                              ========              =======            ============          ============
  Market Value:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $225,584              $45,903             $24,918,032           $18,853,326
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --                   7,722                37,197
 Receivable from fund shares sold                   --                   --                      --                    --
 Other assets                                       --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Assets                                  225,584               45,903              24,925,754            18,890,523
                                              --------              -------            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                      --                    --
 Payable for fund shares purchased                  --                   --                   7,722                37,197
 Other liabilities                                  --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Liabilities                                  --                   --                   7,722                37,197
                                              --------              -------            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $225,584              $45,903             $24,918,032           $18,853,326
                                              ========              =======            ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                                  161,476             3,078,850               955,718               968,111
                                            ===========          ============          ============          ============
  Cost:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,783,956           $56,111,238           $14,216,612           $21,189,226
                                            ===========          ============          ============          ============
  Market Value:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,708,421           $36,268,854            $7,836,891           $15,344,560
 Due from Hartford Life and Annuity
  Insurance Company                                  --                84,274                    --                 2,503
 Receivable from fund shares sold                     3                    --                 1,958                    --
 Other assets                                        --                    --                    --                    --
                                            -----------          ------------          ------------          ------------
 Total Assets                                 1,708,424            36,353,128             7,838,849            15,347,063
                                            -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   3                    --                 1,958                    --
 Payable for fund shares purchased                   --                84,274                    --                 2,503
 Other liabilities                                   --                    --                    --                     2
                                            -----------          ------------          ------------          ------------
 Total Liabilities                                    3                84,274                 1,958                 2,505
                                            -----------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,708,421           $36,268,854            $7,836,891           $15,344,558
                                            ===========          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD                HARTFORD
                                              TEMPLETON              HARTFORD                 TOTAL                  CAPITAL
                                            GLOBAL INCOME            ADVISERS              RETURN BOND             APPRECIATION
                                           SECURITIES FUND           HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --              5,299,750              11,484,882               5,808,009
   Class IB                                           --                     --                      --                      --
   Other class                                   559,921                     --                      --                      --
                                             ===========            ===========            ============            ============
  Cost:
   Class IA                                           --            $125,875,631           $130,782,920            $272,875,407
   Class IB                                           --                     --                      --                      --
   Other class                                $9,562,551                     --                      --                      --
                                             ===========            ===========            ============            ============
  Market Value:
   Class IA                                           --            $72,552,413            $109,602,074            $147,174,955
   Class IB                                           --                     --                      --                      --
   Other class                                $9,574,652                     --                      --                      --
 Due from Hartford Life and Annuity
  Insurance Company                                   38                     --                      --                  28,607
 Receivable from fund shares sold                     --                  1,965                  28,324                      --
 Other assets                                         --                     14                      --                      18
                                             -----------            -----------            ------------            ------------
 Total Assets                                  9,574,690             72,554,392             109,630,398             147,203,580
                                             -----------            -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  1,965                  28,324                      --
 Payable for fund shares purchased                    38                     --                      --                  28,607
 Other liabilities                                    --                     --                      17                      --
                                             -----------            -----------            ------------            ------------
 Total Liabilities                                    38                  1,965                  28,341                  28,607
                                             -----------            -----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $9,574,652            $72,552,427            $109,602,057            $147,174,973
                                             ===========            ===========            ============            ============

                                              HARTFORD              HARTFORD
                                              DIVIDEND               GLOBAL               HARTFORD              HARTFORD
                                             AND GROWTH             ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    6,294,759               98,584               142,574                77,704
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Cost:
   Class IA                                  $124,125,888           $1,209,145            $1,343,775            $1,115,842
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Market Value:
   Class IA                                  $90,441,753             $838,334              $877,685              $790,550
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               18,955                   --                    --                   300
 Receivable from fund shares sold                     --                4,312                    --                    --
 Other assets                                         --                   --                    --                     1
                                             -----------            ---------             ---------             ---------
 Total Assets                                 90,460,708              842,646               877,685               790,851
                                             -----------            ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                4,312                    --                    --
 Payable for fund shares purchased                18,955                   --                    --                   300
 Other liabilities                                     7                   --                    --                    --
                                             -----------            ---------             ---------             ---------
 Total Liabilities                                18,962                4,312                    --                   300
                                             -----------            ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $90,441,746             $838,334              $877,685              $790,551
                                             ===========            =========             =========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                                    HARTFORD
                                            DISCIPLINED              GROWTH               HARTFORD           INTERNATIONAL
                                               EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,371,218             1,035,197             2,198,477             1,029,926
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $16,238,276           $29,181,709           $70,701,011           $15,193,469
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $11,594,396           $17,654,225           $41,230,060            $8,547,375
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                  317                26,960                    --                    --
 Receivable from fund shares sold                     --                    --                 1,042                 2,205
 Other assets                                          7                    --                     4                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                 11,594,720            17,681,185            41,231,106             8,549,580
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                 1,042                 2,205
 Payable for fund shares purchased                   317                26,960                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                   317                26,961                 1,042                 2,205
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,594,403           $17,654,224           $41,230,064            $8,547,375
                                            ============          ============          ============          ============

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD              HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    3,879,794             3,341,328             1,788,443           126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $51,624,114           $74,714,176           $20,936,700          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $32,595,957           $54,160,593           $10,402,729          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               23,995                 6,889                 1,231                    --
 Receivable from fund shares sold                     --                    --                    --                16,294
 Other assets                                         --                    10                    --                    40
                                            ------------          ------------          ------------          ------------
 Total Assets                                 32,619,952            54,167,492            10,403,960           126,487,520
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                16,294
 Payable for fund shares purchased                23,995                 6,889                 1,231                    --
 Other liabilities                                     8                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                24,003                 6,889                 1,231                16,294
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $32,595,949           $54,160,603           $10,402,729          $126,471,226
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD               HARTFORD
                                               HARTFORD               HARTFORD            U.S. GOVERNMENT             VALUE
                                            SMALL COMPANY               STOCK               SECURITIES            OPPORTUNITIES
                                               HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     2,441,284              2,527,943              1,574,531                976,470
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Cost:
   Class IA                                   $38,683,496            $143,172,372           $16,822,031            $16,896,651
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Market Value:
   Class IA                                   $26,871,317            $65,382,548            $16,046,908             $8,567,705
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                32,176                     --                    408                  3,772
 Receivable from fund shares sold                      --                 39,389                     --                     --
 Other assets                                           2                     14                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Assets                                  26,903,495             65,421,951             16,047,316              8,571,477
                                             ------------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                 39,389                     --                     --
 Payable for fund shares purchased                 32,176                     --                    408                  3,772
 Other liabilities                                     --                     --                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Liabilities                                 32,176                 39,389                    408                  3,772
                                             ------------            -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $26,871,319            $65,382,562            $16,046,908             $8,567,705
                                             ============            ===========            ===========            ===========

                                                                                       LORD ABBETT
                                             LORD ABBETT          LORD ABBETT            GROWTH &
                                           AMERICA'S VALUE       BOND-DEBENTURE           INCOME            MFS INVESTORS
                                              PORTFOLIO            PORTFOLIO            PORTFOLIO            TRUST SERIES
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                   521,019              70,133               303,312                88,963
                                             ===========            ========            ==========            ==========
  Cost:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $7,551,768            $720,181            $8,422,895            $1,570,037
                                             ===========            ========            ==========            ==========
  Market Value:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $5,225,821            $625,590            $5,238,191            $1,302,419
 Due from Hartford Life and Annuity
  Insurance Company                                  596                  --                   529                    --
 Receivable from fund shares sold                     --                   2                    --                    --
 Other assets                                         --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Assets                                  5,226,417             625,592             5,238,720             1,302,419
                                             -----------            --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   2                    --                    --
 Payable for fund shares purchased                   596                  --                   529                    --
 Other liabilities                                    --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Liabilities                                   596                   2                   529                    --
                                             -----------            --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $5,225,821            $625,590            $5,238,191            $1,302,419
                                             ===========            ========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           VAN KAMPEN -- UIF
                                              MFS NEW              MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES       RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   263,424             1,477,638               203,053                60,643
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $3,751,629           $30,247,979            $2,080,637              $449,022
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,167,981           $22,785,180            $1,981,796              $349,908
 Due from Hartford Life and Annuity
  Insurance Company                                7,306                    --                    --                    --
 Receivable from fund shares sold                     --                36,739                    10                     2
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  2,175,287            22,821,919             1,981,806               349,910
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                36,739                    10                     2
 Payable for fund shares purchased                 7,306                    --                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                 7,306                36,740                    10                     2
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $2,167,981           $22,785,179            $1,981,796              $349,908
                                            ============          ============          ============          ============

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   183,431                81,588               277,099                77,227
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,482,923            $3,217,596            $9,232,457            $1,777,912
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $1,401,416            $2,073,956            $5,547,521            $1,113,613
 Due from Hartford Life and Annuity
  Insurance Company                                   --                   170                   513                   174
 Receivable from fund shares sold                      2                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  1,401,418             2,074,126             5,548,034             1,113,787
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    2                    --                    --                    --
 Payable for fund shares purchased                    --                   170                   513                   174
 Other liabilities                                    --                    --                     1                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                     2                   170                   514                   174
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                            ============          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            MAIN STREET           DIVERSIFIED          GLOBAL ASSET            GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                116,767              39,985               474,098
   Class IB                                         --                 97,411                  --                37,139
   Other class                                  23,507                     --                  --                    --
                                              ========             ==========            ========            ==========
  Cost:
   Class IA                                         --             $1,192,221            $737,322            $8,768,700
   Class IB                                         --                659,538                  --               377,066
   Other class                                $301,144                     --                  --                    --
                                              ========             ==========            ========            ==========
  Market Value:
   Class IA                                         --               $667,911            $434,635            $3,697,964
   Class IB                                         --                553,297                  --               287,454
   Other class                                $247,768                     --                  --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     --                  --                    --
 Receivable from fund shares sold                    5                     --                  --                 3,304
 Other assets                                       --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Assets                                  247,773              1,221,208             434,635             3,988,722
                                              --------             ----------            --------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  5                     --                  --                 3,304
 Payable for fund shares purchased                  --                     --                  --                    --
 Other liabilities                                  --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Liabilities                                   5                     --                  --                 3,304
                                              --------             ----------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $247,768             $1,221,208            $434,635            $3,985,418
                                              ========             ==========            ========            ==========

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND               HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND           YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,109,719               137,409              1,664,099                892,833
   Class IB                                       90,377                    --              1,357,454                749,814
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Cost:
   Class IA                                  $28,066,969            $1,410,150            $14,370,367            $11,356,624
   Class IB                                    2,047,057                    --             10,073,761              9,316,323
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Market Value:
   Class IA                                  $12,806,158            $1,526,616             $8,353,776             $8,053,352
   Class IB                                    1,036,620                    --              6,760,122              6,718,336
   Other class                                        --                    --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                     --
 Receivable from fund shares sold                  3,180                 4,104                    346                 23,456
 Other assets                                         --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Assets                                 13,845,958             1,530,720             15,114,244             14,795,144
                                             -----------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,180                 4,104                    346                 23,456
 Payable for fund shares purchased                    --                    --                     --                     --
 Other liabilities                                    --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Liabilities                                 3,180                 4,104                    346                 23,456
                                             -----------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,842,778            $1,526,616            $15,113,898            $14,771,688
                                             ===========            ==========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT             PUTNAM VT
                                             GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND           EQUITY FUND        OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      126,214             1,628,338                50,455               138,436
   Class IB                                           --               416,282                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                   $1,796,727           $26,974,964              $941,329            $1,675,873
   Class IB                                           --             6,184,140                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $908,738           $14,589,910              $588,816              $967,670
   Class IB                                           --             3,700,746                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                 9,205                     6                 5,530
 Other assets                                         --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    908,738            18,299,862               588,822               973,200
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 9,205                     6                 5,530
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                 9,205                     6                 5,530
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $908,738           $18,290,657              $588,816              $967,670
                                            ============          ============          ============          ============


                                             PUTNAM VT             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                               MONEY                  NEW                   NEW              OTC & EMERGING
                                            MARKET FUND        OPPORTUNITIES FUND        VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      202,497               556,119               198,790                98,469
   Class IB                                           --                63,981                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                     $202,497           $16,613,295            $2,400,829            $1,627,043
   Class IB                                           --             1,072,683                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $202,497            $7,335,210            $1,335,871              $447,047
   Class IB                                           --               830,467                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                   229                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    202,497             8,165,906             1,335,871               447,047
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   229                    --                    --
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                   229                    --                    --
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $202,497            $8,165,677            $1,335,871              $447,047
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND         PUTNAM VT
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND             VISTA FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                184,910                   94,921                 68,825
   Class IB                                     399,015                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Cost:
   Class IA                                          --             $1,928,936               $1,581,514             $1,210,522
   Class IB                                  $7,591,357                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Market Value:
   Class IA                                          --             $1,063,234               $1,358,315               $585,012
   Class IB                                  $3,403,598                     --                       --                     --
   Other class                                       --                     --                       --                     --
 Due from Hartford Life and Annuity
  Insurance Company                               1,610                     --                       --                     --
 Receivable from fund shares sold                    --                     --                       --                  5,489
 Other assets                                        --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Assets                                 3,405,208              1,063,234                1,358,315                590,501
                                            -----------            -----------              -----------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --                       --                  5,489
 Payable for fund shares purchased                1,610                     --                       --                     --
 Other liabilities                                   --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Liabilities                                1,610                     --                       --                  5,489
                                            -----------            -----------              -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,403,598             $1,063,234               $1,358,315               $585,012
                                            ===========            ===========              ===========             ==========

                                                                                                               VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY            TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      745,721                    --                    --                    --
   Class IB                                       55,181               383,972               436,020                    --
   Other class                                        --                    --                    --             1,451,157
                                            ============           ===========           ===========          ============
  Cost:
   Class IA                                  $37,188,141                    --                    --                    --
   Class IB                                    1,428,356            $5,729,707            $5,588,729                    --
   Other class                                        --                    --                    --           $19,358,556
                                            ============           ===========           ===========          ============
  Market Value:
   Class IA                                  $15,018,826                    --                    --                    --
   Class IB                                    1,102,509            $3,375,113            $4,216,312                    --
   Other class                                        --                    --                    --           $11,928,514
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     7                   196                10,914
 Receivable from fund shares sold                  6,450                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------           -----------           -----------          ------------
 Total Assets                                 16,127,785             3,375,120             4,216,508            11,939,428
                                            ------------           -----------           -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                6,450                    --                    --                    --
 Payable for fund shares purchased                    --                     7                   196                10,914
 Other liabilities                                    --                    --                    --                     1
                                            ------------           -----------           -----------          ------------
 Total Liabilities                                 6,450                     7                   196                10,915
                                            ------------           -----------           -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $16,121,335            $3,375,113            $4,216,312           $11,928,513
                                            ============           ===========           ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value
 Portfolio -- Class B                                1,602,576             $6.074134        to        $6.074134        $9,734,259
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                  741,924              7.489616        to         7.489616         5,556,724
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                  390,722              5.989175        to         5.989175         2,340,105
AIM V.I. Capital Appreciation Fund -- Class
 S1                                                    204,743              7.254268        to         7.254268         1,485,259
AIM V.I. Core Equity Fund -- Class S1                  141,615             10.957579        to        10.957579         1,551,758
AIM V.I. International Growth Fund -- Class
 S1                                                     54,856              6.495072        to         6.495072           356,296
AIM V.I. Mid Cap Core Equity Fund -- Class
 S1                                                  1,093,334             12.155426        to        12.155426        13,289,938
AIM V.I. Small Cap Equity Fund -- Class S1             195,093              8.853684        to         8.853684         1,727,293
AIM V.I. Capital Development Fund -- Class
 S1                                                    118,371              7.052376        to         7.052376           834,800
American Funds Asset Allocation Fund -- Class
 2                                                   5,614,716             11.262300        to        11.262300        63,234,615
American Funds Blue Chip Income and Growth
 Fund -- Class 2                                     3,206,911             10.382553        to        10.382553        33,295,926
American Funds Bond Fund -- Class 2                  4,604,691             11.107228        to        11.107228        51,145,347
American Funds Global Growth Fund -- Class 2        40,130,537              1.058316        to         1.058316        42,470,789
American Funds Growth Fund -- Class 2               189,655,749             0.742443        to         0.742443       140,808,583
American Funds Growth-Income Fund -- Class 2        135,621,416             0.952901        to         0.952901       129,233,783
American Funds International Fund -- Class 2         3,509,365             15.043908        to        15.043908        52,794,571
American Funds New World Fund -- Class 2             1,275,691             18.002579        to        18.002579        22,965,729
American Funds Global Small Capitalization
 Fund -- Class 2                                    16,823,811              1.147402        to         1.147402        19,303,674
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                  743,264              1.871681        to         1.871681         1,391,153
Fidelity VIP Equity Income Fund Portfolio --
 Class INIT                                         13,017,857              1.919982        to         1.919982        24,994,051
Fidelity VIP Equity Income Fund Portfolio --
 Class SRV2                                            457,403              7.215315        to         7.215315         3,300,309
Fidelity VIP Contrafund Portfolio -- Class
 SRV2                                                2,797,455              8.007735        to         8.007735        22,401,277
Fidelity VIP Overseas Portfolio -- Class
 INIT                                                1,134,846              1.673907        to         1.673907         1,899,627
Fidelity VIP Mid Cap Portfolio -- Class SRV2         1,742,992              8.324310        to         8.324310        14,509,208
Fidelity VIP Freedom 2010 Portfolio -- Class
 SRV2                                                   35,646              7.810650        to         7.810650           278,415
Fidelity VIP Freedom 2020 Portfolio -- Class
 SRV2                                                   31,464              7.169550        to         7.169550           225,584
Fidelity VIP Freedom 2030 Portfolio -- Class
 SRV2                                                    6,844              6.707483        to         6.707483            45,903
Franklin Income Securities Fund -- Class 2           2,983,512              8.351913        to         8.351913        24,918,032
Franklin Small Cap Value Securities Fund --
 Class 2                                             1,504,562             12.530774        to        12.530774        18,853,326
Franklin Strategic Income Securities Fund --
 Class 1                                               192,923              8.855462        to         8.855462         1,708,421
Mutual Shares Securities Fund -- Class 2             3,323,687             10.912235        to        10.912235        36,268,854
Templeton Growth Securities Fund -- Class 2          1,136,464              6.895852        to         6.895852         7,836,891
Mutual Discovery Securities Fund -- Class 2          1,677,235              9.148724        to         9.148724        15,344,558
Templeton Global Income Securities Fund --
 Class 2                                               818,967             11.691131        to        11.691131         9,574,652
Hartford Advisers HLS Fund -- Class IA              31,141,455              2.329770        to         2.329770        72,552,427
Hartford Total Return Bond HLS Fund -- Class
 IA                                                 47,985,924              2.284046        to         2.284046       109,602,057
Hartford Capital Appreciation HLS Fund --
 Class IA                                           35,247,202              4.175508        to         4.175508       147,174,973
Hartford Dividend and Growth HLS Fund --
 Class IA                                           30,391,567              2.975883        to         2.975883        90,441,746
Hartford Global Advisers HLS Fund -- Class
 IA                                                    694,602              1.206928        to         1.206928           838,334
Hartford Global Equity HLS Fund -- Class IA            143,976              6.096042        to         6.096042           877,685
Hartford Global Growth HLS Fund -- Class IA          1,029,113              0.768187        to         0.768187           790,551
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                 11,115,471              1.043087        to         1.043087        11,594,403
Hartford Growth Opportunities HLS Fund --
 Class IA                                            1,359,332             12.987431        to        12.987431        17,654,224
Hartford Index HLS Fund -- Class IA                 16,554,257              2.490602        to         2.490602        41,230,064
Hartford International Small Company HLS Fund
 -- Class IA                                           588,463             14.524923        to        14.524923         8,547,375
Hartford International Opportunities HLS Fund
 -- Class IA                                        15,036,419              2.167800        to         2.167800        32,595,949
Hartford MidCap HLS Fund -- Class IA                19,984,268              2.710162        to         2.710162        54,160,603
Hartford MidCap Value HLS Fund -- Class IA             896,735             11.600671        to        11.600671        10,402,729
Hartford Money Market HLS Fund -- Class IA          70,437,691              1.795505        to         1.795505       126,471,226
Hartford Small Company HLS Fund -- Class IA         17,770,074              1.512167        to         1.512167        26,871,319
Hartford Stock HLS Fund -- Class IA                 28,223,648              2.316588        to         2.316588        65,382,562
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                         1,611,560              9.957373        to         9.957373        16,046,908
Hartford Value Opportunities HLS Fund --
 Class IA                                              821,886             10.424442        to        10.424442         8,567,705
Lord Abbett America's Value Portfolio --
 Class VC                                              598,557              8.730699        to         8.730699         5,225,821
Lord Abbett Bond-Debenture Portfolio -- Class
 VC                                                     74,185              8.432890        to         8.432890           625,590
Lord Abbett Growth & Income Portfolio --
 Class VC                                              654,919              7.998229        to         7.998229         5,238,191
MFS Investors Trust Series -- Class INIT               149,591              8.706510        to         8.706510         1,302,419
MFS New Discovery Series -- Class INIT                 226,626              9.566346        to         9.566346         2,167,981
MFS Total Return Series -- Class INIT                2,034,439             11.199735        to        11.199735        22,785,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series -- Class INIT                         268,898             $7.370068        to        $7.370068        $1,981,796
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                               59,212              5.909437        to         5.909437           349,908
U.S. Mid Cap Value -- Class II                         222,373              6.302084        to         6.302084         1,401,416
Oppenheimer Capital Appreciation Fund --
 Class SRV                                             298,920              6.938164        to         6.938164         2,073,956
Oppenheimer Global Securities Fund -- Class
 SRV                                                   697,204              7.956807        to         7.956807         5,547,520
Oppenheimer Main Street Fund -- Class SRV              146,474              7.602822        to         7.602822         1,113,613
Oppenheimer Main Street Small Cap Fund --
 Class SRV                                              36,241              6.836775        to         6.836775           247,768
Putnam VT Diversified Income Fund -- Class
 IA                                                     44,620             14.968756        to        14.968756           667,911
Putnam VT Diversified Income Fund -- Class
 IB                                                     76,940              7.191250        to         7.191250           553,297
Putnam VT Global Asset Allocation Fund --
 Class IA                                               21,967             19.786145        to        19.786145           434,635
Putnam VT Global Equity Fund -- Class IA               207,202             17.847130        to        17.847130         3,697,964
Putnam VT Global Equity Fund -- Class IB                27,320             10.521629        to        10.521629           287,454
Putnam VT Growth and Income Fund -- Class IA           594,368             21.545827        to        21.545827        12,806,158
Putnam VT Growth and Income Fund -- Class IB           116,863              8.870392        to         8.870392         1,036,620
Putnam VT Health Sciences Fund -- Class IA             128,139             11.913774        to        11.913774         1,526,616
Putnam VT High Yield Fund -- Class IA                  434,652             19.219456        to        19.219456         8,353,776
Putnam VT High Yield Fund -- Class IB                  645,728             10.468992        to        10.468992         6,760,122
Putnam VT Income Fund -- Class IA                      470,042             17.133269        to        17.133269         8,053,351
Putnam VT Income Fund -- Class IB                      754,686              8.902167        to         8.902167         6,718,337
Putnam VT International Growth and Income
 Fund -- Class IA                                       75,590             12.021934        to        12.021934           908,738
Putnam VT International Equity Fund -- Class
 IA                                                  1,187,744             12.283717        to        12.283717        14,589,911
Putnam VT International Equity Fund -- Class
 IB                                                    308,976             11.977464        to        11.977464         3,700,746
Putnam VT International New Opportunities
 Fund -- Class IA                                       52,541             11.206894        to        11.206894           588,816
Putnam VT Investors Fund -- Class IA                   137,322              7.046749        to         7.046749           967,670
Putnam VT Money Market Fund -- Class IA                112,744              1.796082        to         1.796082           202,497
Putnam VT New Opportunities Fund -- Class IA           460,582             15.925954        to        15.925954         7,335,210
Putnam VT New Opportunities Fund -- Class IB            84,489              9.829288        to         9.829288           830,467
Putnam VT New Value Fund -- Class IA                   116,609             11.455993        to        11.455993         1,335,871
Putnam VT OTC & Emerging Growth Fund -- Class
 IA                                                     91,129              4.905646        to         4.905646           447,047
Putnam VT Small Cap Value Fund -- Class IB             544,907              6.246201        to         6.246201         3,403,598
Putnam VT The George Putnam Fund of Boston --
 Class IA                                              110,984              9.580101        to         9.580101         1,063,234
Putnam VT Utilities Growth and Income Fund --
 Class IA                                               51,166             26.547468        to        26.547468         1,358,315
Putnam VT Vista Fund -- Class IA                        75,543              7.744085        to         7.744085           585,012
Putnam VT Voyager Fund -- Class IA                     697,318             21.538000        to        21.538000        15,018,826
Putnam VT Voyager Fund -- Class IB                     126,419              8.721088        to         8.721088         1,102,509
Putnam VT Capital Opportunities Fund -- Class
 IB                                                    319,244             10.572218        to        10.572218         3,375,113
Putnam VT Equity Income Fund -- Class IB               372,379             11.322627        to        11.322627         4,216,312
Van Kampen Life Investment Trust Comstock
 Portfolio -- Class II                               1,579,258              7.553239        to         7.553239        11,928,513

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS        AIM V.I.
                                            INTERNATIONAL          SMALL/MID-CAP          INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       APPRECIATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $122,828                $30,074                   $ --                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (71,371)               (19,655)               (54,702)                 1,585
 Net realized gain on distributions              878,749                708,311                 48,447                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (10,751,280)            (3,632,053)            (1,774,297)              (963,907)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              (9,943,902)            (2,943,397)            (1,780,552)              (962,322)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,821,074)           $(2,913,323)           $(1,780,552)             $(962,322)
                                             ===========            ===========            ===========            ===========

                                              AIM V.I.               AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE               INTERNATIONAL          MID CAP CORE             SMALL CAP
                                             EQUITY FUND            GROWTH FUND            EQUITY FUND            EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $44,434                 $2,332               $264,569                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (4,708)                    59               (135,611)                (6,594)
 Net realized gain on distributions                   --                  5,639              1,924,026                  6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (637,599)               (71,234)            (7,272,250)              (647,809)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments                (642,307)               (65,536)            (5,483,835)              (647,463)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(597,873)              $(63,204)           $(5,219,266)             $(647,463)
                                             ===========            ===========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                               AIM V.I.             AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                  ASSET                INCOME AND           AMERICAN FUNDS
                                           DEVELOPMENT FUND        ALLOCATION FUND           GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --              $2,062,706               $914,812            $3,129,287
                                            --------------          --------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (40,413)               (566,358)                20,119              (140,569)
 Net realized gain on distributions                162,177               3,238,315              2,973,663               143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (863,707)            (31,560,930)           (22,676,450)           (8,588,408)
                                            --------------          --------------          -------------          ------------
  Net gain (loss) on investments                  (741,943)            (28,888,973)           (19,682,668)           (8,585,605)
                                            --------------          --------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations              $(741,943)           $(26,826,267)          $(18,767,856)          $(5,456,318)
                                            ==============          ==============          =============          ============


                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,064,959             $1,709,457             $3,092,865             $1,456,544
                                            -------------          -------------          -------------          -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (286,208)              (113,470)              (355,575)              (106,543)
 Net realized gain on distributions             4,874,931             22,937,440             11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,247,700)          (132,229,540)           (93,334,897)           (49,467,396)
                                            -------------          -------------          -------------          -------------
  Net gain (loss) on investments              (27,658,977)          (109,405,570)           (82,008,631)           (39,562,554)
                                            -------------          -------------          -------------          -------------
  Net increase (decrease) in net
   assets resulting from operations          $(26,594,018)         $(107,696,113)          $(78,915,766)          $(38,106,010)
                                            =============          =============          =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           FIDELITY VIP
                                                                 AMERICAN FUNDS       FIDELITY VIP            EQUITY
                                           AMERICAN FUNDS         GLOBAL SMALL        ASSET MANAGER        INCOME FUND
                                           NEW WORLD FUND     CAPITALIZATION FUND       PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $501,503                  $ --            $48,935            $1,033,969
                                            ------------          ------------          ---------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (439,055)             (453,571)           (77,250)           (1,215,901)
 Net realized gain on distributions            2,688,812             4,506,709            219,483                44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,950,463)          (26,579,838)          (824,947)          (21,753,015)
                                            ------------          ------------          ---------          ------------
  Net gain (loss) on investments             (17,700,706)          (22,526,700)          (682,714)          (22,924,521)
                                            ------------          ------------          ---------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(17,199,203)         $(22,526,700)         $(633,779)         $(21,890,552)
                                            ============          ============          =========          ============


                                            FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP           FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $257,205              $74,090              $44,974             $9,076
                                            ------------          -----------          -----------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,686)             (46,000)             (42,310)             3,462
 Net realized gain on distributions              746,062              353,301            2,841,567              8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,262,432)          (1,936,522)         (11,716,108)           (70,949)
                                            ------------          -----------          -----------           --------
  Net gain (loss) on investments             (15,518,056)          (1,629,221)          (8,916,851)           (58,919)
                                            ------------          -----------          -----------           --------
  Net increase (decrease) in net
   assets resulting from operations         $(15,260,851)         $(1,555,131)         $(8,871,877)          $(49,843)
                                            ============          ===========          ===========           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP           FRANKLIN             SMALL CAP
                                           FREEDOM 2020         FREEDOM 2030            INCOME                VALUE
                                             PORTFOLIO           PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,622              $1,312             $1,554,156              $281,292
                                             ---------            --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (28)                 (6)               (34,830)              (47,401)
 Net realized gain on distributions              7,920               2,613                650,761             1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,791)             (5,590)           (12,261,829)          (11,231,764)
                                             ---------            --------           ------------          ------------
  Net gain (loss) on investments               (36,899)             (2,983)           (11,645,898)           (9,330,985)
                                             ---------            --------           ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(30,277)            $(1,671)          $(10,091,742)          $(9,049,693)
                                             =========            ========           ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES            GROWTH          MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,022             $1,455,882             $180,525             $406,527
                                             ---------           ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,430)               (79,745)             (30,277)             (47,119)
 Net realized gain on distributions                105              2,070,752              711,379              761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (75,535)           (24,378,417)          (6,220,830)          (6,725,842)
                                             ---------           ------------          -----------          -----------
  Net gain (loss) on investments               (78,860)           (22,387,410)          (5,539,728)          (6,011,351)
                                             ---------           ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations           $(75,838)          $(20,931,528)         $(5,359,203)         $(5,604,824)
                                             =========           ============          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD          HARTFORD
                                             TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                           GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                          SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $255,674             $2,927,136            $8,002,571         $4,106,877
                                             ---------           ------------          ------------      -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,565             (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --                594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)           (37,053,478)          (17,107,193)      (150,922,337)
                                             ---------           ------------          ------------      -------------
  Net gain (loss) on investments               (16,549)           (37,578,539)          (17,515,119)      (129,962,580)
                                             ---------           ------------          ------------      -------------
  Net increase (decrease) in net
   assets resulting from operations           $239,125           $(34,651,403)          $(9,512,548)     $(125,855,703)
                                             =========           ============          ============      =============

                                              HARTFORD             HARTFORD
                                              DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                             AND GROWTH            ADVISERS          GLOBAL EQUITY        GLOBAL GROWTH
                                              HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,689,376             $51,304               $8,155               $8,965
                                            ------------          ----------           ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (198,693)              5,892              278,653              (75,684)
 Net realized gain on distributions            2,434,830              20,380                   --               55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (48,345,025)           (513,736)            (914,449)            (943,022)
                                            ------------          ----------           ----------           ----------
  Net gain (loss) on investments             (46,108,888)           (487,464)            (635,796)            (963,310)
                                            ------------          ----------           ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(43,419,512)          $(436,160)           $(627,641)           $(954,345)
                                            ============          ==========           ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD                                       HARTFORD
                                             DISCIPLINED               GROWTH                 HARTFORD             INTERNATIONAL
                                               EQUITY              OPPORTUNITIES               INDEX               SMALL COMPANY
                                              HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $185,718                $101,855              $1,224,231               $156,618
                                             -----------            ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (6,635)                (70,857)               (564,963)               (81,318)
 Net realized gain on distributions            1,476,745                 994,740               1,372,644                366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,481,125)            (14,606,566)            (26,815,776)            (6,868,284)
                                             -----------            ------------            ------------            -----------
  Net gain (loss) on investments              (7,011,015)            (13,682,683)            (26,008,095)            (6,583,298)
                                             -----------            ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(6,825,297)           $(13,580,828)           $(24,783,864)           $(6,426,680)
                                             ===========            ============            ============            ===========

                                               HARTFORD
                                            INTERNATIONAL              HARTFORD               HARTFORD               HARTFORD
                                            OPPORTUNITIES               MIDCAP              MIDCAP VALUE           MONEY MARKET
                                               HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,047,374                $402,417               $108,545            $2,203,791
                                             ------------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (52,833)             (1,496,784)              (142,909)                   --
 Net realized gain on distributions             1,920,331               3,720,542              3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (26,610,728)            (33,873,348)            (9,820,236)                   --
                                             ------------            ------------            -----------            ----------
  Net gain (loss) on investments              (24,743,230)            (31,649,590)            (6,904,238)                   --
                                             ------------            ------------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $(23,695,856)           $(31,247,173)           $(6,795,693)           $2,203,791
                                             ============            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $39,653            $1,993,423           $1,191,679             $268,830
                                            ------------          ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
  Net gain (loss) on investments             (18,631,774)          (53,021,944)          (1,681,190)          (7,028,104)
                                            ------------          ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(18,592,121)         $(51,028,521)           $(489,511)         $(6,759,274)
                                            ============          ============          ===========          ===========

                                                                                   LORD ABBETT
                                            LORD ABBETT        LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE         INCOME           MFS INVESTORS
                                             PORTFOLIO          PORTFOLIO           PORTFOLIO         TRUST SERIES
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $254,248           $46,100             $106,837             $5,207
                                            -----------          --------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (9,461)               70              (17,125)            (3,839)
 Net realized gain on distributions             152,597             1,751               25,011             42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)          (94,591)          (2,915,708)          (289,887)
                                            -----------          --------          -----------          ---------
  Net gain (loss) on investments             (2,005,050)          (92,770)          (2,907,822)          (250,735)
                                            -----------          --------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,750,802)         $(46,670)         $(2,800,985)         $(245,528)
                                            ===========          ========          ===========          =========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             VAN KAMPEN -- UIF
                                               MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES         RETURN SERIES             SERIES              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $901,769                 $ --                  $438
                                             -----------            -----------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (107,769)              (593,204)                 (97)                 (292)
 Net realized gain on distributions              595,029              1,786,121                   --                16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,957,826)            (9,240,663)             (98,841)              (99,114)
                                             -----------            -----------             --------              --------
  Net gain (loss) on investments              (1,470,566)            (8,047,746)             (98,938)              (82,717)
                                             -----------            -----------             --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,470,566)           $(7,145,977)            $(98,938)             $(82,279)
                                             ===========            ===========             ========              ========

                                                                    OPPENHEIMER            OPPENHEIMER
                                            U.S. MID CAP              CAPITAL                GLOBAL               OPPENHEIMER
                                                VALUE            APPRECIATION FUND       SECURITIES FUND       MAIN STREET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $8,931                   $ --                $86,206               $15,080
                                             -----------            -----------            -----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (17,013)                 1,647                (31,501)               (6,467)
 Net realized gain on distributions              374,481                     --                462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,037,077)            (1,572,185)            (4,062,733)             (733,004)
                                             -----------            -----------            -----------             ---------
  Net gain (loss) on investments                (679,609)            (1,570,538)            (3,631,974)             (660,209)
                                             -----------            -----------            -----------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $(670,678)           $(1,570,538)           $(3,545,768)            $(645,129)
                                             ===========            ===========            ===========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                            MAIN STREET           DIVERSIFIED         GLOBAL ASSET             GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $58,966              $27,218               $172,768
                                              --------             ---------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      81               (19,751)             (21,066)              (373,450)
 Net realized gain on distributions                 --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (53,376)             (461,966)            (240,468)            (3,279,140)
                                              --------             ---------            ---------            -----------
  Net gain (loss) on investments               (53,295)             (481,717)            (261,534)            (3,652,590)
                                              --------             ---------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(53,295)            $(422,751)           $(234,316)           $(3,479,822)
                                              ========             =========            =========            ===========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             GROWTH AND              HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND          YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $490,001                 $ --             $1,810,568             $1,496,885
                                             -----------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (256,613)              64,138               (170,028)              (416,055)
 Net realized gain on distributions            3,580,634               18,721                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,800,737)            (436,475)            (7,004,536)            (6,003,403)
                                             -----------            ---------            -----------            -----------
  Net gain (loss) on investments              (9,476,716)            (353,616)            (7,174,564)            (6,419,458)
                                             -----------            ---------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(8,986,715)           $(353,616)           $(5,363,996)           $(4,922,573)
                                             ===========            =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND         INTERNATIONAL       INTERNATIONAL NEW       PUTNAM VT
                                           INCOME FUND          EQUITY FUND       OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $31,882              $651,435             $18,096              $8,378
                                            ----------          ------------           ---------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (30,060)             (154,872)           (115,482)           (119,741)
 Net realized gain on distributions            296,902             4,426,247                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,115,602)          (19,477,623)           (389,690)           (612,320)
                                            ----------          ------------           ---------           ---------
  Net gain (loss) on investments              (848,760)          (15,206,248)           (505,172)           (732,061)
                                            ----------          ------------           ---------           ---------
  Net increase (decrease) in net
   assets resulting from operations          $(816,878)         $(14,554,813)          $(487,076)          $(723,683)
                                            ==========          ============           =========           =========


                                          PUTNAM VT          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                            MONEY               NEW                  NEW           OTC & EMERGING
                                         MARKET FUND    OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,221              $33,410              $53,229               $ --
                                            ------          -----------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  --           (2,157,116)             (97,015)          (505,266)
 Net realized gain on distributions             --                   --              537,144                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --           (3,496,532)          (1,789,053)            89,576
                                            ------          -----------          -----------          ---------
  Net gain (loss) on investments                --           (5,653,648)          (1,348,924)          (415,690)
                                            ------          -----------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $6,221          $(5,620,238)         $(1,295,695)         $(415,690)
                                            ======          ===========          ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             SMALL CAP        THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON         INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $61,654              $85,365               $47,332                 $ --
                                            -----------           ----------            ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (809)             (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638              154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)            (988,627)             (710,797)            (377,700)
                                            -----------           ----------            ----------           ----------
  Net gain (loss) on investments             (2,159,067)            (871,357)             (689,930)            (529,021)
                                            -----------           ----------            ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(2,097,413)           $(785,992)            $(642,598)           $(529,021)
                                            ===========           ==========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $60,366               $20,871               $97,568             $306,194
                                            ------------           -----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
  Net gain (loss) on investments             (10,021,318)           (1,809,345)           (1,851,593)          (6,419,072)
                                            ------------           -----------           -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,960,952)          $(1,788,474)          $(1,754,025)         $(6,112,878)
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $122,828                $30,074                   $ --                 $ --
 Net realized gain (loss) on security
  transactions                                    (71,371)               (19,655)               (54,702)               1,585
 Net realized gain on distributions               878,749                708,311                 48,447                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (10,751,280)            (3,632,053)            (1,774,297)            (963,907)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    (9,821,074)            (2,913,323)            (1,780,552)            (962,322)
                                             ------------            -----------            -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      3,412,402              1,922,319                758,884              580,452
 Net transfers                                  2,695,156                579,995              1,711,822              236,662
 Surrenders for benefit payments and
  fees                                           (240,177)              (157,041)               (49,137)             (31,775)
 Net loan activity                               (123,677)               (56,853)               (24,134)              (6,292)
 Cost of insurance                             (1,685,780)              (930,914)              (352,533)            (309,320)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,057,924              1,357,506              2,044,902              469,727
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets         (5,763,150)            (1,555,817)               264,350             (492,595)
NET ASSETS:
 Beginning of year                             15,497,409              7,112,541              2,075,755            1,977,854
                                             ------------            -----------            -----------           ----------
 End of year                                   $9,734,259             $5,556,724             $2,340,105           $1,485,259
                                             ============            ===========            ===========           ==========

                                             AIM V.I.           AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL       MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND         EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $44,434             $2,332             $264,569                $ --
 Net realized gain (loss) on security
  transactions                                  (4,708)                59             (135,611)             (6,594)
 Net realized gain on distributions                 --              5,639            1,924,026               6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (637,599)           (71,234)          (7,272,250)           (647,809)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (597,873)           (63,204)          (5,219,266)           (647,463)
                                            ----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     327,583             20,740            2,659,222             412,582
 Net transfers                                 376,993            415,009              321,399             936,688
 Surrenders for benefit payments and
  fees                                         (26,096)              (785)            (915,756)            (26,655)
 Net loan activity                             (14,935)              (376)            (110,616)             (2,523)
 Cost of insurance                            (261,928)           (15,088)          (1,817,418)           (270,294)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             401,617            419,500              136,831           1,049,798
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets        (196,256)           356,296           (5,082,435)            402,335
NET ASSETS:
 Beginning of year                           1,748,014                 --           18,372,373           1,324,958
                                            ----------          ---------          -----------          ----------
 End of year                                $1,551,758           $356,296          $13,289,938          $1,727,293
                                            ==========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                       AMERICAN FUNDS
                                             AIM V.I.           AMERICAN FUNDS            BLUE CHIP
                                              CAPITAL                ASSET               INCOME AND           AMERICAN FUNDS
                                         DEVELOPMENT FUND       ALLOCATION FUND          GROWTH FUND             BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --             $2,062,706               $914,812             $3,129,287
 Net realized gain (loss) on security
  transactions                                 (40,413)              (566,358)                20,119               (140,569)
 Net realized gain on distributions            162,177              3,238,315              2,973,663                143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (863,707)           (31,560,930)           (22,676,450)            (8,588,408)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (741,943)           (26,826,267)           (18,767,856)            (5,456,318)
                                             ---------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     240,871             11,994,522              7,241,509              7,489,399
 Net transfers                                 117,814              6,923,255              2,840,082              3,287,407
 Surrenders for benefit payments and
  fees                                        (279,051)            (2,428,312)            (1,968,744)            (2,314,802)
 Net loan activity                              (3,213)            (1,185,457)              (254,423)              (290,341)
 Cost of insurance                            (147,122)            (8,255,749)            (4,520,233)            (5,723,998)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (70,701)             7,048,259              3,338,191              2,447,665
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets        (812,644)           (19,778,008)           (15,429,665)            (3,008,653)
NET ASSETS:
 Beginning of year                           1,647,444             83,012,623             48,725,591             54,154,000
                                             ---------            -----------            -----------            -----------
 End of year                                  $834,800            $63,234,615            $33,295,926            $51,145,347
                                             =========            ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,064,959              $1,709,457              $3,092,865             $1,456,544
 Net realized gain (loss) on security
  transactions                                  (286,208)               (113,470)               (355,575)              (106,543)
 Net realized gain on distributions            4,874,931              22,937,440              11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (32,247,700)           (132,229,540)            (93,334,897)           (49,467,396)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (26,594,018)           (107,696,113)            (78,915,766)           (38,106,010)
                                             -----------            ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,837,316              31,813,353              24,642,343             10,477,425
 Net transfers                                 2,793,463               9,098,139               5,582,501              4,210,306
 Surrenders for benefit payments and
  fees                                        (2,001,472)             (9,188,183)             (6,353,930)            (3,827,307)
 Net loan activity                              (600,153)             (1,894,640)             (2,637,473)              (652,471)
 Cost of insurance                            (5,285,783)            (20,512,066)            (16,953,578)            (6,959,640)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,743,371               9,316,603               4,279,863              3,248,313
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets       (23,850,647)            (98,379,510)            (74,635,903)           (34,857,697)
NET ASSETS:
 Beginning of year                            66,321,436             239,188,093             203,869,686             87,652,268
                                             -----------            ------------            ------------            -----------
 End of year                                 $42,470,789            $140,808,583            $129,233,783            $52,794,571
                                             ===========            ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                         FIDELITY VIP
                                                               AMERICAN FUNDS        FIDELITY VIP           EQUITY
                                          AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER         INCOME FUND
                                          NEW WORLD FUND     CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $501,503                 $ --             $48,935           $1,033,969
 Net realized gain (loss) on security
  transactions                                 (439,055)            (453,571)            (77,250)          (1,215,901)
 Net realized gain on distributions           2,688,812            4,506,709             219,483               44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (19,950,463)         (26,579,838)           (824,947)         (21,753,015)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                 (17,199,203)         (22,526,700)           (633,779)         (21,890,552)
                                            -----------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    5,095,177            4,625,782                  --            5,091,197
 Net transfers                                1,955,745                 (160)           (134,890)          (1,698,958)
 Surrenders for benefit payments and
  fees                                       (1,501,821)          (1,419,632)           (138,237)          (2,839,499)
 Net loan activity                             (355,619)            (195,892)             (5,906)            (177,943)
 Cost of insurance                           (3,315,047)          (3,149,580)           (163,778)          (3,954,269)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                1,878,435             (139,482)           (442,811)          (3,579,472)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets      (15,320,768)         (22,666,182)         (1,076,590)         (25,470,024)
NET ASSETS:
 Beginning of year                           38,286,497           41,969,856           2,467,743           53,764,384
                                            -----------          -----------          ----------          -----------
 End of year                                $22,965,729          $19,303,674          $1,391,153          $28,294,360
                                            ===========          ===========          ==========          ===========


                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                            CONTRAFUND            OVERSEAS             MID CAP          FREEDOM 2010
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $257,205             $74,090              $44,974            $9,076
 Net realized gain (loss) on security
  transactions                                   (1,686)            (46,000)             (42,310)            3,462
 Net realized gain on distributions             746,062             353,301            2,841,567             8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (16,262,432)         (1,936,522)         (11,716,108)          (70,949)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from operations                 (15,260,851)         (1,555,131)          (8,871,877)          (49,843)
                                            -----------          ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                                    6,957,349                  --            4,012,794             1,983
 Net transfers                                5,986,557              (9,693)           2,490,351           333,292
 Surrenders for benefit payments and
  fees                                       (1,523,606)            (60,115)            (358,998)               --
 Net loan activity                             (373,677)            (25,844)            (298,818)               --
 Cost of insurance                           (3,746,668)           (123,249)          (2,218,333)           (7,017)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                7,299,955            (218,901)           3,626,996           328,258
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets       (7,960,896)         (1,774,032)          (5,244,881)          278,415
NET ASSETS:
 Beginning of year                           30,362,173           3,673,659           19,754,089                --
                                            -----------          ----------          -----------          --------
 End of year                                $22,401,277          $1,899,627          $14,509,208          $278,415
                                            ===========          ==========          ===========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            FRANKLIN
                                           FIDELITY VIP       FIDELITY VIP           FRANKLIN               SMALL CAP
                                           FREEDOM 2020       FREEDOM 2030            INCOME                  VALUE
                                            PORTFOLIO           PORTFOLIO         SECURITIES FUND        SECURITIES FUND
                                         SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,622             $1,312             $1,554,156               $281,292
 Net realized gain (loss) on security
  transactions                                    (28)                (6)               (34,830)               (47,401)
 Net realized gain on distributions             7,920              2,613                650,761              1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,791)            (5,590)           (12,261,829)           (11,231,764)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (30,277)            (1,671)           (10,091,742)            (9,049,693)
                                             --------            -------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     12,211              4,327              5,790,782              4,188,510
 Net transfers                                253,811             46,454              7,998,739                666,781
 Surrenders for benefit payments and
  fees                                             28               (623)              (873,218)            (1,138,494)
 Net loan activity                                 --                 --                 (4,946)              (224,855)
 Cost of insurance                            (10,189)            (2,584)            (3,186,098)            (2,523,164)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            255,861             47,574              9,725,259                968,778
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets        225,584             45,903               (366,483)            (8,080,915)
NET ASSETS:
 Beginning of year                                 --                 --             25,284,515             26,934,241
                                             --------            -------            -----------            -----------
 End of year                                 $225,584            $45,903            $24,918,032            $18,853,326
                                             ========            =======            ===========            ===========

                                              FRANKLIN
                                             STRATEGIC                                    TEMPLETON
                                               INCOME             MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $3,022             $1,455,882              $180,525               $406,527
 Net realized gain (loss) on security
  transactions                                   (3,430)               (79,745)              (30,277)               (47,119)
 Net realized gain on distributions                 105              2,070,752               711,379                761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (75,535)           (24,378,417)           (6,220,830)            (6,725,842)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (75,838)           (20,931,528)           (5,359,203)            (5,604,824)
                                             ----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       93,454              8,301,729             2,357,226              3,596,782
 Net transfers                                1,754,821              2,328,560             1,683,556              4,017,807
 Surrenders for benefit payments and
  fees                                           (7,220)            (1,783,000)             (113,965)              (323,364)
 Net loan activity                                1,173               (314,711)              (59,282)              (101,910)
 Cost of insurance                              (57,969)            (4,805,120)           (1,201,448)            (1,814,004)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,784,259              3,727,458             2,666,087              5,375,311
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets        1,708,421            (17,204,070)           (2,693,116)              (229,513)
NET ASSETS:
 Beginning of year                                   --             53,472,924            10,530,007             15,574,071
                                             ----------            -----------            ----------            -----------
 End of year                                 $1,708,421            $36,268,854            $7,836,891            $15,344,558
                                             ==========            ===========            ==========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        HARTFORD          HARTFORD
                                            TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                          GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                         SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $255,674            $2,927,136            $8,002,571         $4,106,877
 Net realized gain (loss) on security
  transactions                                   3,565            (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --               594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)          (37,053,478)          (17,107,193)      (150,922,337)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from operations                    239,125           (34,651,403)           (9,512,548)      (125,855,703)
                                            ----------          ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                     723,076            11,567,652            15,021,466         21,009,252
 Net transfers                               8,404,960            (2,128,760)            1,217,467          1,048,515
 Surrenders for benefit payments and
  fees                                        (284,941)           (4,797,681)           (6,330,697)       (12,051,308)
 Net loan activity                             (83,671)             (781,228)             (653,445)        (2,182,804)
 Cost of insurance                            (600,223)          (10,253,874)          (11,993,434)       (19,187,681)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           8,159,201            (6,393,891)           (2,738,643)       (11,364,026)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets       8,398,326           (41,045,294)          (12,251,191)      (137,219,729)
NET ASSETS:
 Beginning of year                           1,176,326           113,597,721           121,853,248        284,394,702
                                            ----------          ------------          ------------      -------------
 End of year                                $9,574,652           $72,552,427          $109,602,057       $147,174,973
                                            ==========          ============          ============      =============

                                                  HARTFORD             HARTFORD
                                                  DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                                 AND GROWTH            ADVISERS          GLOBAL EQUITY         GLOBAL GROWTH
                                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $2,689,376             $51,304               $8,155                $8,965
 Net realized gain (loss) on security
  transactions                                      (198,693)              5,892              278,653               (75,684)
 Net realized gain on distributions                2,434,830              20,380                   --                55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (48,345,025)           (513,736)            (914,449)             (943,022)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                      (43,419,512)           (436,160)            (627,641)             (954,345)
                                                ------------          ----------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                        15,503,398                  --                   --                 2,757
 Net transfers                                     3,997,378             (20,433)              (8,245)               (4,246)
 Surrenders for benefit payments and
  fees                                            (5,385,243)            (51,867)              (9,491)              (37,413)
 Net loan activity                                  (774,220)             (8,442)              (2,463)               (4,413)
 Cost of insurance                               (11,139,015)            (95,977)             (83,830)              (70,685)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 2,202,298            (176,719)            (104,029)             (114,000)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets           (41,217,214)           (612,879)            (731,670)           (1,068,345)
NET ASSETS:
 Beginning of year                               131,658,960           1,451,213            1,609,355             1,858,896
                                                ------------          ----------           ----------           -----------
 End of year                                     $90,441,746            $838,334             $877,685              $790,551
                                                ============          ==========           ==========           ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD                                   HARTFORD
                                            DISCIPLINED             GROWTH               HARTFORD           INTERNATIONAL
                                              EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $185,718              $101,855            $1,224,231             $156,618
 Net realized gain (loss) on security
  transactions                                   (6,635)              (70,857)             (564,963)             (81,318)
 Net realized gain on distributions           1,476,745               994,740             1,372,644              366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (8,481,125)          (14,606,566)          (26,815,776)          (6,868,284)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,825,297)          (13,580,828)          (24,783,864)          (6,426,680)
                                            -----------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,311,250             5,323,457             7,015,021            2,468,803
 Net transfers                                  189,868             2,949,416              (682,748)            (154,056)
 Surrenders for benefit payments and
  fees                                         (854,309)           (1,526,391)           (2,734,145)            (523,555)
 Net loan activity                             (147,376)             (173,458)             (684,313)            (182,488)
 Cost of insurance                           (1,846,532)           (3,424,674)           (6,014,254)          (1,613,412)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (347,099)            3,148,350            (3,100,439)              (4,708)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets       (7,172,396)          (10,432,478)          (27,884,303)          (6,431,388)
NET ASSETS:
 Beginning of year                           18,766,799            28,086,702            69,114,367           14,978,763
                                            -----------          ------------          ------------          -----------
 End of year                                $11,594,403           $17,654,224           $41,230,064           $8,547,375
                                            ===========          ============          ============          ===========

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD             HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,047,374              $402,417             $108,545            $2,203,791
 Net realized gain (loss) on security
  transactions                                   (52,833)           (1,496,784)            (142,909)                   --
 Net realized gain on distributions            1,920,331             3,720,542            3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (26,610,728)          (33,873,348)          (9,820,236)                   --
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                  (23,695,856)          (31,247,173)          (6,795,693)            2,203,791
                                            ------------          ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     5,883,105             5,877,595            1,819,211           158,534,973
 Net transfers                                 1,073,686            (3,711,543)            (378,891)          (89,199,737)
 Surrenders for benefit payments and
  fees                                        (2,168,003)           (3,502,220)            (643,856)          (22,988,502)
 Net loan activity                              (308,679)           (1,052,050)             (50,085)           (1,652,650)
 Cost of insurance                            (4,362,772)           (5,770,420)          (1,287,531)          (14,920,069)
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               117,337            (8,158,638)            (541,152)           29,774,015
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets       (23,578,519)          (39,405,811)          (7,336,845)           31,977,806
NET ASSETS:
 Beginning of year                            56,174,468            93,566,414           17,739,574            94,493,420
                                            ------------          ------------          -----------          ------------
 End of year                                 $32,595,949           $54,160,603          $10,402,729          $126,471,226
                                            ============          ============          ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $39,653            $1,993,423           $1,191,679             $268,830
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (18,592,121)          (51,028,521)            (489,511)          (6,759,274)
                                            ------------          ------------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,284,843            14,566,239            1,682,706            2,562,942
 Net transfers                                    (7,346)           (2,365,148)           2,327,819           (1,030,712)
 Surrenders for benefit payments and
  fees                                        (2,115,074)           (6,020,052)            (700,562)          (1,014,345)
 Net loan activity                              (293,585)             (847,754)             (71,034)            (120,094)
 Cost of insurance                            (2,895,142)          (10,226,956)          (1,342,139)          (1,443,828)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,026,304)           (4,893,671)           1,896,790           (1,046,037)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets       (20,618,425)          (55,922,192)           1,407,279           (7,805,311)
NET ASSETS:
 Beginning of year                            47,489,744           121,304,754           14,639,629           16,373,016
                                            ------------          ------------          -----------          -----------
 End of year                                 $26,871,319           $65,382,562          $16,046,908           $8,567,705
                                            ============          ============          ===========          ===========

                                                                                    LORD ABBETT
                                            LORD ABBETT         LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE          INCOME           MFS INVESTORS
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO          TRUST SERIES
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $254,248            $46,100             $106,837              $5,207
 Net realized gain (loss) on security
  transactions                                   (9,461)                70              (17,125)             (3,839)
 Net realized gain on distributions             152,597              1,751               25,011              42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)           (94,591)          (2,915,708)           (289,887)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,750,802)           (46,670)          (2,800,985)           (245,528)
                                            -----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    1,313,042             44,805            1,519,499             135,365
 Net transfers                                  533,118            653,001              654,820           1,119,175
 Surrenders for benefit payments and
  fees                                          (60,926)              (307)            (130,254)             (9,017)
 Net loan activity                              (26,343)              (406)             (61,440)             (1,902)
 Cost of insurance                             (685,057)           (24,833)            (757,531)            (74,811)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,073,834            672,260            1,225,094           1,168,810
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets         (676,968)           625,590           (1,575,891)            923,282
NET ASSETS:
 Beginning of year                            5,902,789                 --            6,814,082             379,137
                                            -----------          ---------          -----------          ----------
 End of year                                 $5,225,821           $625,590           $5,238,191          $1,302,419
                                            ===========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            VAN KAMPEN -- UIF
                                              MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES        RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $901,769                  $ --                 $438
 Net realized gain (loss) on security
  transactions                                 (107,769)              (593,204)                  (97)                (292)
 Net realized gain on distributions             595,029              1,786,121                    --               16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,957,826)            (9,240,663)              (98,841)             (99,114)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from
  operations                                 (1,470,566)            (7,145,977)              (98,938)             (82,279)
                                             ----------            -----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                                      551,894              4,304,679                58,079               17,085
 Net transfers                                   27,374             (1,710,211)            2,080,606              427,406
 Surrenders for benefit payments and
  fees                                         (220,832)            (1,108,909)              (11,868)              (1,639)
 Net loan activity                               (1,622)              (160,372)                 (878)                (202)
 Cost of insurance                             (376,137)            (3,095,348)              (45,205)             (10,463)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (19,323)            (1,770,161)            2,080,734              432,187
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets       (1,489,889)            (8,916,138)            1,981,796              349,908
NET ASSETS:
 Beginning of year                            3,657,870             31,701,317                    --                   --
                                             ----------            -----------            ----------             --------
 End of year                                 $2,167,981            $22,785,179            $1,981,796             $349,908
                                             ==========            ===========            ==========             ========

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $8,931                  $ --               $86,206               $15,080
 Net realized gain (loss) on security
  transactions                                  (17,013)                1,647               (31,501)               (6,467)
 Net realized gain on distributions             374,481                    --               462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,037,077)           (1,572,185)           (4,062,733)             (733,004)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from
  operations                                   (670,678)           (1,570,538)           (3,545,768)             (645,129)
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      299,517               801,878             1,654,005               408,201
 Net transfers                                  461,094               278,136               500,710               274,281
 Surrenders for benefit payments and
  fees                                          (25,870)              (67,941)             (103,400)              (27,249)
 Net loan activity                               (4,421)              (90,300)              (45,601)              (22,871)
 Cost of insurance                             (148,570)             (413,039)             (949,451)             (186,416)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              581,750               508,734             1,056,263               445,946
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          (88,928)           (1,061,804)           (2,489,505)             (199,183)
NET ASSETS:
 Beginning of year                            1,490,344             3,135,760             8,037,025             1,312,796
                                             ----------            ----------            ----------            ----------
 End of year                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                             ==========            ==========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          OPPENHEIMER         PUTNAM VT           PUTNAM VT          PUTNAM VT
                                          MAIN STREET        DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                         SMALL CAP FUND      INCOME FUND       ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --             $58,966            $27,218            $172,768
 Net realized gain (loss) on security
  transactions                                    81             (19,751)           (21,066)           (373,450)
 Net realized gain on distributions               --                  --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (53,376)           (461,966)          (240,468)         (3,279,140)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (53,295)           (422,751)          (234,316)         (3,479,822)
                                            --------          ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                    18,711              32,342                 --             568,326
 Net transfers                               295,583             631,396             (3,327)           (132,953)
 Surrenders for benefit payments and
  fees                                          (846)            (74,346)           (52,340)           (388,417)
 Net loan activity                              (362)            (11,495)            (6,030)            (87,855)
 Cost of insurance                           (12,023)            (89,043)           (56,382)           (603,236)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           301,063             488,854           (118,079)           (644,135)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets       247,768              66,103           (352,395)         (4,123,957)
NET ASSETS:
 Beginning of year                                --           1,155,105            787,030           8,109,375
                                            --------          ----------          ---------          ----------
 End of year                                $247,768          $1,221,208           $434,635          $3,985,418
                                            ========          ==========          =========          ==========

                                             PUTNAM VT           PUTNAM VT            PUTNAM VT
                                            GROWTH AND             HEALTH               HIGH               PUTNAM VT
                                            INCOME FUND        SCIENCES FUND         YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $490,001                $ --           $1,810,568           $1,496,885
 Net realized gain (loss) on security
  transactions                                 (256,613)             64,138             (170,028)            (416,055)
 Net realized gain on distributions           3,580,634              18,721                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (12,800,737)           (436,475)          (7,004,536)          (6,003,403)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (8,986,715)           (353,616)          (5,363,996)          (4,922,573)
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,390,345                  --            2,415,571            3,100,797
 Net transfers                               (1,038,121)           (175,158)            (211,462)          (1,051,745)
 Surrenders for benefit payments and
  fees                                       (1,292,265)            (80,540)            (994,657)          (2,691,522)
 Net loan activity                               50,937             (29,504)              74,353               (9,163)
 Cost of insurance                           (1,943,160)           (165,149)          (2,014,110)          (2,100,804)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,832,264)           (450,351)            (730,305)          (2,752,437)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets      (10,818,979)           (803,967)          (6,094,301)          (7,675,010)
NET ASSETS:
 Beginning of year                           24,661,757           2,330,583           21,208,199           22,446,698
                                            -----------          ----------          -----------          -----------
 End of year                                $13,842,778          $1,526,616          $15,113,898          $14,771,688
                                            ===========          ==========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND          EQUITY FUND        OPPORTUNITIES FUND     INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $31,882              $651,435              $18,096                $8,378
 Net realized gain (loss) on security
  transactions                                  (30,060)             (154,872)            (115,482)             (119,741)
 Net realized gain on distributions             296,902             4,426,247                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,115,602)          (19,477,623)            (389,690)             (612,320)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                    (816,878)          (14,554,813)            (487,076)             (723,683)
                                            -----------          ------------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                           --             2,713,370                   --                    --
 Net transfers                                  (16,467)             (292,988)             (74,723)              (74,799)
 Surrenders for benefit payments and
  fees                                          (20,833)           (1,756,767)             (42,536)              (82,852)
 Net loan activity                               (3,964)              (54,033)             (27,439)              (46,247)
 Cost of insurance                             (109,332)           (2,358,413)             (85,263)             (138,911)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (150,596)           (1,748,831)            (229,961)             (342,809)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets         (967,474)          (16,303,644)            (717,037)           (1,066,492)
NET ASSETS:
 Beginning of year                            1,876,212            34,594,301            1,305,853             2,034,162
                                            -----------          ------------           ----------           -----------
 End of year                                   $908,738           $18,290,657             $588,816              $967,670
                                            ===========          ============           ==========           ===========


                                            PUTNAM VT           PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              MONEY                NEW                  NEW            OTC & EMERGING
                                           MARKET FUND     OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,221              $33,410              $53,229                $ --
 Net realized gain (loss) on security
  transactions                                     --           (2,157,116)             (97,015)           (505,266)
 Net realized gain on distributions                --                   --              537,144                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --           (3,496,532)          (1,789,053)             89,576
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,221           (5,620,238)          (1,295,695)           (415,690)
                                            ---------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --            1,504,917                   --                  --
 Net transfers                                 (5,311)          (1,084,677)            (206,449)            (77,767)
 Surrenders for benefit payments and
  fees                                        (15,570)            (778,421)            (185,668)            (44,118)
 Net loan activity                                (57)             214,758               (5,948)             (5,538)
 Cost of insurance                            (17,487)          (1,211,765)            (158,058)            (67,292)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (38,425)          (1,355,188)            (556,123)           (194,715)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (32,204)          (6,975,426)          (1,851,818)           (610,405)
NET ASSETS:
 Beginning of year                            234,701           15,141,103            3,187,689           1,057,452
                                            ---------          -----------          -----------          ----------
 End of year                                 $202,497           $8,165,677           $1,335,871            $447,047
                                            =========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             SMALL CAP         THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON          INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $61,654               $85,365               $47,332                 $ --
 Net realized gain (loss) on security
  transactions                                     (809)              (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638               154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)             (988,627)             (710,797)            (377,700)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,097,413)             (785,992)             (642,598)            (529,021)
                                            -----------           -----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    1,241,496                    --                    --                   --
 Net transfers                                  299,180              (129,225)              (26,908)             (25,586)
 Surrenders for benefit payments and
  fees                                          (78,236)              (82,692)             (136,750)             (23,629)
 Net loan activity                              (53,972)              (11,808)               (7,736)             (49,541)
 Cost of insurance                             (604,090)             (138,403)             (152,512)             (74,105)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              804,378              (362,128)             (323,906)            (172,861)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets       (1,293,035)           (1,148,120)             (966,504)            (701,882)
NET ASSETS:
 Beginning of year                            4,696,633             2,211,354             2,324,819            1,286,894
                                            -----------           -----------            ----------           ----------
 End of year                                 $3,403,598            $1,063,234            $1,358,315             $585,012
                                            ===========           ===========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $60,366               $20,871               $97,568             $306,194
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,960,952)           (1,788,474)           (1,754,025)          (6,112,878)
                                            ------------           -----------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,016,230             1,022,972               667,524            3,306,028
 Net transfers                                (1,744,942)               11,935               169,842            1,511,218
 Surrenders for benefit payments and
  fees                                        (1,310,646)             (149,638)             (159,857)            (260,744)
 Net loan activity                               149,713               (36,723)               (3,523)            (131,039)
 Cost of insurance                            (2,241,691)             (613,012)             (528,989)          (1,650,779)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,131,336)              235,534               144,997            2,774,684
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets       (12,092,288)           (1,552,940)           (1,609,028)          (3,338,194)
NET ASSETS:
 Beginning of year                            28,213,623             4,928,053             5,825,340           15,266,707
                                            ------------           -----------           -----------          -----------
 End of year                                 $16,121,335            $3,375,113            $4,216,312          $11,928,513
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                           INTERNATIONAL       SMALL/MID-CAP         INTERNATIONAL           CAPITAL
                                          VALUE PORTFOLIO     VALUE PORTFOLIO      GROWTH PORTFOLIO     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $100,353             $40,163              $10,432                  $ --
 Net realized gain (loss) on security
  transactions                                     (484)              7,167                 (219)                2,018
 Net realized gain on distributions             376,139             375,645              372,886                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (282,293)           (599,988)            (315,866)              150,647
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     193,715            (177,013)              67,233               152,665
                                            -----------          ----------           ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    2,536,949           1,639,884              151,506               354,412
 Net transfers                                9,100,285           2,916,245            1,915,563               568,915
 Surrenders for benefit payments and
  fees                                         (171,499)           (133,205)              (1,643)             (126,071)
 Net loan activity                              (87,541)            (53,964)              (3,014)                 (454)
 Cost of insurance                           (1,019,523)           (685,694)             (53,890)             (201,315)
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           10,358,671           3,683,266            2,008,522               595,487
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets       10,552,386           3,506,253            2,075,755               748,152
NET ASSETS:
 Beginning of year                            4,945,023           3,606,288                   --             1,229,702
                                            -----------          ----------           ----------            ----------
 End of year                                $15,497,409          $7,112,541           $2,075,755            $1,977,854
                                            ===========          ==========           ==========            ==========

                                             AIM V.I.            AIM V.I.             AIM V.I.            AIM V.I.
                                               CORE            MID CAP CORE          SMALL CAP            CAPITAL
                                           EQUITY FUND          EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $19,537              $39,920                $508                $ --
 Net realized gain (loss) on security
  transactions                                   6,813               (2,908)                533             (15,928)
 Net realized gain on distributions                 --              260,396              34,011             129,224
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      86,102            1,209,767              (7,652)           (101,506)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,452            1,507,175              27,400              11,790
                                            ----------          -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     353,823            3,140,972             307,290             181,170
 Net transfers                                 189,046              384,837             498,963           1,014,009
 Surrenders for benefit payments and
  fees                                         (51,718)            (334,944)            (11,964)            (16,090)
 Net loan activity                             (17,139)            (153,528)             (4,173)            (23,813)
 Cost of insurance                            (230,964)          (1,669,343)           (123,641)           (105,767)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             243,048            1,367,994             666,475           1,049,509
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets         355,500            2,875,169             693,875           1,061,299
NET ASSETS:
 Beginning of year                           1,392,514           15,497,204             631,083             586,145
                                            ----------          -----------          ----------          ----------
 End of year                                $1,748,014          $18,372,373          $1,324,958          $1,647,444
                                            ==========          ===========          ==========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                                ASSET               INCOME AND           AMERICAN FUNDS             GLOBAL
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,771,496             $1,216,893             $3,598,833             $1,675,333
 Net realized gain (loss) on security
  transactions                                   (10,198)               (16,144)                19,944                  8,763
 Net realized gain on distributions            2,523,660              1,439,227                     --              2,447,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       171,746             (1,977,734)            (2,214,539)             4,039,996
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,456,704                662,242              1,404,238              8,171,724
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    10,966,567              7,715,500              7,419,002              8,142,390
 Net transfers                                10,542,857              5,991,918             14,740,566              4,994,536
 Surrenders for benefit payments and
  fees                                        (2,227,308)            (1,661,477)              (887,950)            (2,241,454)
 Net loan activity                              (703,029)              (265,865)              (263,528)              (361,695)
 Cost of insurance                            (6,766,899)            (4,111,714)            (3,916,096)            (4,830,529)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            11,812,188              7,668,362             17,091,994              5,703,248
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        16,268,892              8,330,604             18,496,232             13,874,972
NET ASSETS:
 Beginning of year                            66,743,731             40,394,987             35,657,768             52,446,464
                                             -----------            -----------            -----------            -----------
 End of year                                 $83,012,623            $48,725,591            $54,154,000            $66,321,436
                                             ===========            ===========            ===========            ===========


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND       NEW WORLD FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $1,802,943              $3,111,675             $1,215,837               $996,735
 Net realized gain (loss) on security
  transactions                                      4,494                  15,687                 14,076                (36,230)
 Net realized gain on distributions            15,050,244               6,374,963              3,636,510              1,824,950
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,906,984                (517,011)             8,848,027              5,381,954
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    24,764,665               8,985,314             13,714,450              8,167,409
                                             ------------            ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     33,197,328              27,466,901             10,914,556              4,566,425
 Net transfers                                 16,346,048              11,227,106              9,638,536              7,148,516
 Surrenders for benefit payments and
  fees                                         (7,295,293)             (5,873,571)            (2,837,067)            (1,140,309)
 Net loan activity                             (1,489,398)             (1,216,890)              (485,811)              (239,271)
 Cost of insurance                            (19,422,119)            (16,380,741)            (6,237,699)            (2,533,203)
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             21,336,566              15,222,805             10,992,515              7,802,158
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets         46,101,231              24,208,119             24,706,965             15,969,567
NET ASSETS:
 Beginning of year                            193,086,862             179,661,567             62,945,303             22,316,930
                                             ------------            ------------            -----------            -----------
 End of year                                 $239,188,093            $203,869,686            $87,652,268            $38,286,497
                                             ============            ============            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    FIDELITY VIP
                                          AMERICAN FUNDS        FIDELITY VIP           EQUITY            FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER         INCOME FUND          CONTRAFUND
                                        CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,130,555            $152,946           $1,007,134             $212,500
 Net realized gain (loss) on security
  transactions                                    8,941               5,836              221,175               (5,586)
 Net realized gain on distributions           2,863,039              72,694            4,488,723            7,244,577
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,844,588             130,175           (4,792,573)          (3,905,023)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   6,847,123             361,651              924,459            3,546,468
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,737,819                  --            6,109,208            5,761,005
 Net transfers                                4,017,883            (166,757)            (552,764)          10,093,254
 Surrenders for benefit payments and
  fees                                       (1,922,199)            (81,890)          (2,191,461)          (1,256,261)
 Net loan activity                             (332,951)            (30,363)            (255,497)            (196,328)
 Cost of insurance                           (3,156,239)           (173,676)          (4,466,956)          (2,522,243)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,344,313            (452,686)          (1,357,470)          11,879,427
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets       10,191,436             (91,035)            (433,011)          15,425,895
NET ASSETS:
 Beginning of year                           31,778,420           2,558,778           54,197,395           14,936,278
                                            -----------          ----------          -----------          -----------
 End of year                                $41,969,856          $2,467,743          $53,764,384          $30,362,173
                                            ===========          ==========          ===========          ===========

                                                                                                           FRANKLIN
                                           FIDELITY VIP        FIDELITY VIP           FRANKLIN             SMALL CAP
                                             OVERSEAS             MID CAP              INCOME                VALUE
                                            PORTFOLIO            PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $119,601              $74,511             $489,653             $176,436
 Net realized gain (loss) on security
  transactions                                  11,988                 (482)              (1,751)              12,842
 Net realized gain on distributions            237,852            1,032,757               90,808            1,814,268
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     200,742              720,396             (437,343)          (2,664,540)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    570,183            1,827,182              141,367             (660,994)
                                            ----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --            3,282,251            4,451,772            4,796,219
 Net transfers                                (138,858)           7,044,176           16,101,217              659,957
 Surrenders for benefit payments and
  fees                                         (87,902)            (186,560)            (255,664)            (843,842)
 Net loan activity                             (42,445)            (166,184)            (499,814)             (24,875)
 Cost of insurance                            (135,973)          (1,533,092)          (1,566,436)          (2,484,310)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (405,178)           8,440,591           18,231,075            2,103,149
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets         165,005           10,267,773           18,372,442            1,442,155
NET ASSETS:
 Beginning of year                           3,508,654            9,486,316            6,912,073           25,492,086
                                            ----------          -----------          -----------          -----------
 End of year                                $3,673,659          $19,754,089          $25,284,515          $26,934,241
                                            ==========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   TEMPLETON                                   TEMPLETON
                                           MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY       GLOBAL INCOME
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $644,951               $86,326              $135,954               $1,230
 Net realized gain (loss) on security
  transactions                                     1,055                    80                (8,793)                 (10)
 Net realized gain on distributions            1,579,047               275,439               111,840                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,247,963)             (365,855)              566,985               32,214
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      977,090                (4,010)              805,986               33,434
                                            ------------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     8,414,377             1,903,682             2,552,346               57,899
 Net transfers                                13,289,929             6,372,505             8,896,545            1,120,241
 Surrenders for benefit payments and
  fees                                        (1,300,350)              (60,328)             (170,756)              (1,101)
 Net loan activity                              (359,012)              (76,593)              (63,941)                 (60)
 Cost of insurance                            (4,013,885)             (722,771)             (933,421)             (34,087)
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            16,031,059             7,416,495            10,280,773            1,142,892
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets        17,008,149             7,412,485            11,086,759            1,176,326
NET ASSETS:
 Beginning of year                            36,464,775             3,117,522             4,487,312                   --
                                            ------------          ------------          ------------          -----------
 End of year                                 $53,472,924           $10,530,007           $15,574,071           $1,176,326
                                            ============          ============          ============          ===========

                                                                     HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL               DIVIDEND
                                              ADVISERS              RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $2,534,845             $6,256,035               $326,749             $2,192,885
 Net realized gain (loss) on security
  transactions                                     98,776                 18,866                368,295                 31,039
 Net realized gain on distributions            12,153,851                     --             45,442,516             10,130,948
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,650,663)              (953,868)            (4,010,234)            (2,551,140)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     7,136,809              5,321,033             42,127,326              9,803,732
                                            -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                     13,636,060             16,176,519             24,633,396             15,988,432
 Net transfers                                   (278,876)             4,246,862             (3,148,480)             6,551,981
 Surrenders for benefit payments and
  fees                                         (5,414,731)            (4,623,405)           (14,045,016)            (5,297,375)
 Net loan activity                                 93,317               (365,693)            (1,978,404)            (1,429,829)
 Cost of insurance                            (10,627,834)           (10,195,506)           (20,582,630)           (10,407,447)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,592,064)             5,238,777            (15,121,134)             5,405,762
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets          4,544,745             10,559,810             27,006,192             15,209,494
NET ASSETS:
 Beginning of year                            109,052,976            111,293,438            257,388,510            116,449,466
                                            -------------          -------------          -------------          -------------
 End of year                                 $113,597,721           $121,853,248           $284,394,702           $131,658,960
                                            =============          =============          =============          =============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                HARTFORD            HARTFORD
                                              GLOBAL             HARTFORD             GLOBAL            DISCIPLINED
                                             ADVISERS         GLOBAL GROWTH         TECHNOLOGY            EQUITY
                                             HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (B)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $12,138                $909                $ --             $188,754
 Net realized gain (loss) on security
  transactions                                  17,756              25,274              34,715              125,412
 Net realized gain on distributions            106,843             193,992                  --               62,737
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      84,339             168,120             169,876            1,095,195
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    221,076             388,295             204,591            1,472,098
                                            ----------          ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                  --            2,293,173
 Net transfers                                 (17,387)            (31,882)               (240)              11,520
 Surrenders for benefit payments and
  fees                                         (68,316)            (42,584)            (14,220)            (774,150)
 Net loan activity                              (2,507)            (30,530)               (156)            (185,797)
 Cost of insurance                            (100,576)            (87,101)            (87,979)          (1,806,873)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (188,786)           (192,097)           (102,595)            (462,127)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets          32,290             196,198             101,996            1,009,971
NET ASSETS:
 Beginning of year                           1,418,923           1,662,698           1,507,359           17,756,828
                                            ----------          ----------          ----------          -----------
 End of year                                $1,451,213          $1,858,896          $1,609,355          $18,766,799
                                            ==========          ==========          ==========          ===========

                                             HARTFORD                                  HARTFORD             HARTFORD
                                              GROWTH              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                           OPPORTUNITIES            INDEX            SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $35,813           $1,160,162             $257,997             $581,303
 Net realized gain (loss) on security
  transactions                                   28,483               94,847               25,020              151,576
 Net realized gain on distributions           4,290,110            3,882,996            2,337,838           10,098,003
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,340,866           (1,614,009)          (1,467,489)           1,478,089
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   5,695,272            3,523,996            1,153,366           12,308,971
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,555,416            8,240,847            2,602,561            6,788,960
 Net transfers                                3,506,453              504,510            1,266,582               80,141
 Surrenders for benefit payments and
  fees                                       (1,027,944)          (3,769,319)            (519,045)          (2,199,648)
 Net loan activity                             (324,665)            (797,412)            (172,859)            (422,212)
 Cost of insurance                           (2,768,664)          (6,502,941)          (1,600,501)          (4,272,765)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,940,596           (2,324,315)           1,576,738              (25,524)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets        9,635,868            1,199,681            2,730,104           12,283,447
NET ASSETS:
 Beginning of year                           18,450,834           67,914,686           12,248,659           43,891,021
                                            -----------          -----------          -----------          -----------
 End of year                                $28,086,702          $69,114,367          $14,978,763          $56,174,468
                                            ===========          ===========          ===========          ===========

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                                                    HARTFORD
                                              HARTFORD               HARTFORD                HARTFORD               MORTGAGE
                                               MIDCAP              MIDCAP VALUE            MONEY MARKET            SECURITIES
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $448,060               $105,198              $4,384,503               $795,949
 Net realized gain (loss) on security
  transactions                                   580,352                (22,480)                     --                 11,057
 Net realized gain on distributions           14,047,474              2,998,700                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,670,729)            (2,726,994)                     --               (328,606)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   13,405,157                354,424               4,384,503                478,400
                                             -----------            -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,323,791              2,051,118             227,839,484              2,190,380
 Net transfers                                (4,506,726)               146,421            (194,128,913)               112,960
 Surrenders for benefit payments and
  fees                                        (4,959,674)              (599,580)            (16,842,230)              (623,387)
 Net loan activity                              (635,507)              (332,361)               (862,182)              (120,367)
 Cost of insurance                            (6,537,560)            (1,554,182)            (14,420,278)            (1,299,474)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,315,676)              (288,584)              1,585,881                260,112
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets         4,089,481                 65,840               5,970,384                738,512
NET ASSETS:
 Beginning of year                            89,476,933             17,673,734              88,523,036             13,901,117
                                             -----------            -----------            ------------            -----------
 End of year                                 $93,566,414            $17,739,574             $94,493,420            $14,639,629
                                             ===========            ===========            ============            ===========

                                                                                             HARTFORD
                                              HARTFORD                HARTFORD                 VALUE              LORD ABBETT
                                            SMALL COMPANY              STOCK               OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND                HLS FUND               HLS FUND              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $106,678              $1,264,460               $226,003              $174,853
 Net realized gain (loss) on security
  transactions                                   138,546                 133,778               (250,103)               (1,999)
 Net realized gain on distributions            6,764,719              17,441,992              2,569,000               184,482
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (876,585)            (11,889,658)            (3,859,518)             (320,619)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    6,133,358               6,950,572             (1,314,618)               36,717
                                             -----------            ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     3,901,812              15,443,310              3,234,884             1,317,229
 Net transfers                                (1,104,645)              1,363,267                132,145             2,075,122
 Surrenders for benefit payments and
  fees                                        (2,063,376)             (5,844,038)            (1,167,328)              (39,690)
 Net loan activity                              (351,371)               (504,363)              (135,829)             (124,113)
 Cost of insurance                            (3,214,193)            (10,942,345)            (1,732,891)             (441,581)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,831,773)               (484,169)               330,981             2,786,967
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets         3,301,585               6,466,403               (983,637)            2,823,684
NET ASSETS:
 Beginning of year                            44,188,159             114,838,351             17,356,653             3,079,105
                                             -----------            ------------            -----------            ----------
 End of year                                 $47,489,744            $121,304,754            $16,373,016            $5,902,789
                                             ===========            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                             GROWTH &
                                              INCOME         MFS INVESTORS         MFS NEW             MFS TOTAL
                                            PORTFOLIO         TRUST SERIES     DISCOVERY SERIES      RETURN SERIES
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $83,006            $1,377                $ --             $709,991
 Net realized gain (loss) on security
  transactions                                  (3,173)              333               4,901                7,867
 Net realized gain on distributions            457,730             1,397             248,087              678,836
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (403,208)           13,050            (183,280)            (285,667)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    134,355            16,157              69,708            1,111,027
                                            ----------          --------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                   1,412,610            74,536             626,003            5,106,010
 Net transfers                               1,901,608           204,649             198,349            1,758,479
 Surrenders for benefit payments and
  fees                                         (46,003)          (11,042)           (117,051)          (1,074,800)
 Net loan activity                             (33,657)             (173)            (55,073)             (89,969)
 Cost of insurance                            (558,723)          (27,444)           (376,511)          (2,735,964)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,675,835           240,526             275,717            2,963,756
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets       2,810,190           256,683             345,425            4,074,783
NET ASSETS:
 Beginning of year                           4,003,892           122,454           3,312,445           27,626,534
                                            ----------          --------          ----------          -----------
 End of year                                $6,814,082          $379,137          $3,657,870          $31,701,317
                                            ==========          ========          ==========          ===========


                                                                OPPENHEIMER          OPPENHEIMER
                                           U.S. MID CAP           CAPITAL              GLOBAL            OPPENHEIMER
                                              VALUE          APPRECIATION FUND     SECURITIES FUND     MAIN STREET FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $290                 $205              $65,340              $6,502
 Net realized gain (loss) on security
  transactions                                   5,172                  811               (2,265)                (42)
 Net realized gain on distributions              5,026                   --              273,254                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,430)             292,307               (8,087)             12,961
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    (33,942)             293,323              328,242              19,421
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      95,210              617,841            1,533,670             287,084
 Net transfers                               1,485,491              744,370            2,388,096             483,726
 Surrenders for benefit payments and
  fees                                          (7,756)            (161,495)             (88,599)             (6,398)
 Net loan activity                                 269                  268              (50,170)             (1,643)
 Cost of insurance                             (48,928)            (302,336)            (729,845)           (127,245)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,524,286              898,648            3,053,152             635,524
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets       1,490,344            1,191,971            3,381,394             654,945
NET ASSETS:
 Beginning of year                                  --            1,943,789            4,655,631             657,851
                                            ----------          -----------          -----------          ----------
 End of year                                $1,490,344           $3,135,760           $8,037,025          $1,312,796
                                            ==========          ===========          ===========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           DIVERSIFIED         GLOBAL ASSET           GLOBAL             GROWTH AND
                                           INCOME FUND       ALLOCATION FUND        EQUITY FUND          INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $61,548              $6,152             $211,683             $430,370
 Net realized gain (loss) on security
  transactions                                  (3,775)             (4,961)          (1,453,217)             107,336
 Net realized gain on distributions                 --                  --                   --            4,152,428
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (7,807)             26,442            2,120,075           (6,099,292)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     49,966              27,633              878,541           (1,409,158)
                                            ----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --              853,719            2,780,467
 Net transfers                                 (85,245)             (9,565)          (1,906,079)          (1,197,694)
 Surrenders for benefit payments and
  fees                                         (57,082)            (32,469)            (809,759)          (1,389,103)
 Net loan activity                             (19,802)             (8,560)             (36,838)            (177,698)
 Cost of insurance                             (70,916)            (62,322)            (734,390)          (2,200,466)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (233,045)           (112,916)          (2,633,347)          (2,184,494)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets        (183,079)            (85,283)          (1,754,806)          (3,593,652)
NET ASSETS:
 Beginning of year                           1,338,184             872,313            9,864,181           28,255,409
                                            ----------          ----------          -----------          -----------
 End of year                                $1,155,105            $787,030           $8,109,375          $24,661,757
                                            ==========          ==========          ===========          ===========

                                                                                                          PUTNAM VT
                                            PUTNAM VT            PUTNAM VT                              INTERNATIONAL
                                              HEALTH               HIGH               PUTNAM VT           GROWTH AND
                                          SCIENCES FUND         YIELD FUND           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $30,400           $1,634,047             $989,281             $39,501
 Net realized gain (loss) on security
  transactions                                  78,926               62,167               27,992              50,277
 Net realized gain on distributions                 --                   --                   --             364,318
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (100,435)          (1,057,627)              48,203            (302,238)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,891              638,587            1,065,476             151,858
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --            2,890,256            3,205,466                  --
 Net transfers                                 (96,137)            (552,031)           4,062,330            (146,612)
 Surrenders for benefit payments and
  fees                                        (207,053)            (883,993)          (1,582,927)            (95,431)
 Net loan activity                             (31,509)            (408,057)            (220,848)            (21,310)
 Cost of insurance                            (188,920)          (1,875,656)          (1,748,983)           (127,443)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (523,619)            (829,481)           3,715,038            (390,796)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (514,728)            (190,894)           4,780,514            (238,938)
NET ASSETS:
 Beginning of year                           2,845,311           21,399,093           17,666,184           2,115,150
                                            ----------          -----------          -----------          ----------
 End of year                                $2,330,583          $21,208,199          $22,446,698          $1,876,212
                                            ==========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT                                    PUTNAM VT
                                            INTERNATIONAL        INTERNATIONAL NEW          PUTNAM VT               MONEY
                                             EQUITY FUND         OPPORTUNITIES FUND       INVESTORS FUND         MARKET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,030,025                $15,206                $14,670              $17,366
 Net realized gain (loss) on security
  transactions                                   458,972                (56,260)               (17,066)                  --
 Net realized gain on distributions            4,206,620                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,866,241)               218,880                (90,756)                  --
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    2,829,376                177,826                (93,152)              17,366
                                             -----------             ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     3,370,773                     --                     --                   --
 Net transfers                                  (975,623)               (26,668)              (275,034)            (159,519)
 Surrenders for benefit payments and
  fees                                        (1,522,325)               (87,969)               (41,623)             (97,214)
 Net loan activity                              (383,732)               (17,392)               (40,918)              (8,858)
 Cost of insurance                            (2,659,986)               (97,918)              (168,842)             (28,590)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (2,170,893)              (229,947)              (526,417)            (294,181)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets           658,483                (52,121)              (619,569)            (276,815)
NET ASSETS:
 Beginning of year                            33,935,818              1,357,974              2,653,731              511,516
                                             -----------             ----------             ----------            ---------
 End of year                                 $34,594,301             $1,305,853             $2,034,162             $234,701
                                             ===========             ==========             ==========            =========

                                               PUTNAM VT              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                                  NEW                    NEW              OTC & EMERGING          SMALL CAP
                                          OPPORTUNITIES FUND          VALUE FUND           GROWTH FUND            VALUE FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $23,549                $55,786                  $ --               $18,462
 Net realized gain (loss) on security
  transactions                                 (1,601,794)               140,986              (603,300)               (1,637)
 Net realized gain on distributions                    --                388,040                    --               369,230
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,493,696               (699,590)              754,697            (1,048,516)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       915,451               (114,778)              151,397              (662,461)
                                              -----------             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,683,011                     --                    --             1,139,339
 Net transfers                                   (710,592)              (690,343)             (109,133)            2,483,961
 Surrenders for benefit payments and
  fees                                           (817,253)               (66,374)              (68,508)             (109,671)
 Net loan activity                               (341,618)                (8,752)               (7,023)              (45,446)
 Cost of insurance                             (1,293,678)              (224,907)              (96,682)             (430,010)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (1,480,130)              (990,376)             (281,346)            3,038,173
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets           (564,679)            (1,105,154)             (129,949)            2,375,712
NET ASSETS:
 Beginning of year                             15,705,782              4,292,843             1,187,401             2,320,921
                                              -----------             ----------            ----------            ----------
 End of year                                  $15,141,103             $3,187,689            $1,057,452            $4,696,633
                                              ===========             ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT
                                          THE GEORGE PUTNAM      UTILITIES GROWTH AND        PUTNAM VT              PUTNAM VT
                                            FUND OF BOSTON           INCOME FUND             VISTA FUND           VOYAGER FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $77,934                 $46,761                   $ --                 $8,955
 Net realized gain (loss) on security
  transactions                                    33,765                  51,830               (213,292)            (2,066,465)
 Net realized gain on distributions              246,826                      --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (315,161)                343,400                274,450              3,712,871
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       43,364                 441,991                 61,158              1,655,361
                                              ----------              ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                      --                     --              3,372,926
 Net transfers                                  (319,581)               (219,164)              (167,033)            (2,396,049)
 Surrenders for benefit payments and
  fees                                           (56,171)                (46,546)               (42,776)            (1,402,001)
 Net loan activity                               (18,241)                 (9,521)                (5,833)              (190,570)
 Cost of insurance                              (170,497)               (148,229)               (96,074)            (2,380,021)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (564,490)               (423,460)              (311,716)            (2,995,715)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets          (521,126)                 18,531               (250,558)            (1,340,354)
NET ASSETS:
 Beginning of year                             2,732,480               2,306,288              1,537,452             29,553,977
                                              ----------              ----------             ----------            -----------
 End of year                                  $2,211,354              $2,324,819             $1,286,894            $28,213,623
                                              ==========              ==========             ==========            ===========

                                                                                         VAN KAMPEN
                                             PUTNAM VT             PUTNAM VT           LIFE INVESTMENT
                                              CAPITAL                EQUITY            TRUST COMSTOCK
                                         OPPORTUNITIES FUND       INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $69,651               $163,563
 Net realized gain (loss) on security
  transactions                                    3,856                35,753                 (1,062)
 Net realized gain on distributions             311,924               346,327                227,365
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (810,576)             (301,021)              (951,521)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (494,796)              150,710               (561,655)
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    1,177,934               753,784              3,063,709
 Net transfers                                1,049,472                95,753              5,122,103
 Surrenders for benefit payments and
  fees                                         (155,554)              (91,345)              (243,056)
 Net loan activity                              (43,598)              (40,659)               (79,356)
 Cost of insurance                             (552,229)             (489,875)            (1,243,166)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,476,025               227,658              6,620,234
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          981,229               378,368              6,058,579
NET ASSETS:
 Beginning of year                            3,946,824             5,446,972              9,208,128
                                             ----------            ----------            -----------
 End of year                                 $4,928,053            $5,825,340            $15,266,707
                                             ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Mid Cap Growth Portfolio, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and the Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                            $6,199,290      $1,139,791
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             2,933,473         837,582
AllianceBernstein VPS International Growth
 Portfolio                                             2,716,691         623,343
AIM V.I. Capital Appreciation Fund                       664,873         195,146
AIM V.I. Core Equity Fund                                645,873         199,822
AIM V.I. International Growth Fund                       432,756           5,285
AIM V.I. Mid Cap Core Equity Fund                      5,061,920       2,736,494
AIM V.I. Small Cap Equity Fund                         1,308,854         252,116
AIM V.I. Capital Development Fund                        465,410         373,934
American Funds Asset Allocation Fund                  18,220,849       5,871,570
American Funds Blue Chip Income and Growth Fund       10,813,022       3,586,354
American Funds Bond Fund                              13,446,448       7,726,122
American Funds Global Growth Fund                     11,815,212       3,131,934
American Funds Growth Fund                            42,539,123       8,575,609
American Funds Growth-Income Fund                     27,240,348       8,185,682
American Funds International Fund                     20,245,570       5,529,329
American Funds New World Fund                          8,355,735       3,286,988
American Funds Global Small Capitalization Fund        7,853,808       3,486,574
Fidelity VIP Asset Manager Portfolio                     298,510         472,902
Fidelity VIP Equity Income Fund Portfolio              3,597,958       6,099,063
Fidelity VIP Contrafund Portfolio                     10,156,601       1,853,380
Fidelity VIP Overseas Portfolio                          427,392         218,901
Fidelity VIP Mid Cap Portfolio                         7,998,789       1,485,253
Fidelity VIP Freedom 2010 Portfolio                      408,978          63,076
Fidelity VIP Freedom 2020 Portfolio                      273,613           3,210
Fidelity VIP Freedom 2030 Portfolio                       53,273           1,774
Franklin Income Securities Fund                       13,303,765       1,373,589
Franklin Small Cap Value Securities Fund               5,491,064       2,292,814
Franklin Strategic Income Securities Fund              1,988,193         200,807

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Mutual Shares Securities Fund                        $10,317,637      $3,063,547
Templeton Growth Securities Fund                       3,958,752         400,761
Mutual Discovery Securities Fund                       7,519,049         975,598
Templeton Global Income Securities Fund                9,782,028       1,367,154
Hartford Advisers HLS Fund                             6,622,053       9,494,531
Hartford Total Return Bond HLS Fund                   16,685,282      11,421,340
Hartford Capital Appreciation HLS Fund                31,774,091      16,620,007
Hartford Dividend and Growth HLS Fund                 14,261,454       6,934,930
Hartford Global Advisers HLS Fund                        215,893         320,928
Hartford Global Equity HLS Fund                        1,391,756       1,487,631
Hartford Global Growth HLS Fund                          194,284         243,924
Hartford Disciplined Equity HLS Fund                   2,867,093       1,551,730
Hartford Growth Opportunities HLS Fund                 7,644,972       3,400,025
Hartford Index HLS Fund                                5,709,727       6,213,298
Hartford International Small Company HLS Fund          2,198,554       1,680,340
Hartford International Opportunities HLS Fund          6,849,632       3,764,587
Hartford MidCap HLS Fund                               5,095,286       9,130,986
Hartford MidCap Value HLS Fund                         4,394,162       1,767,862
Hartford Money Market HLS Fund                        78,124,397      46,146,543
Hartford Small Company HLS Fund                        2,652,004       4,506,437
Hartford Stock HLS Fund                                6,591,750       8,892,827
Hartford U.S. Government Securities HLS Fund          19,531,139      16,442,670
Hartford Value Opportunities HLS Fund                  3,201,032       3,883,250
Lord Abbett America's Value Portfolio                  1,802,804         322,125
Lord Abbett Bond-Debenture Portfolio                     752,025          31,914
Lord Abbett Growth & Income Portfolio                  1,830,761         473,819
MFS Investors Trust Series                             1,326,460         109,453
MFS New Discovery Series                               1,262,997         687,291
MFS Total Return Series                                5,533,152       4,615,421
MFS Value Series                                       2,091,181          10,447
Van Kampen -- UIF Mid Cap Growth Portfolio               494,793          45,479
U.S. Mid Cap Value                                     1,496,109         530,947
Oppenheimer Capital Appreciation Fund                    795,707         286,973
Oppenheimer Global Securities Fund                     2,236,113         631,382
Oppenheimer Main Street Fund                             682,678         142,391
Oppenheimer Main Street Small Cap Fund                   305,198           4,135
Putnam VT Diversified Income Fund                        733,238         185,418
Putnam VT Global Asset Allocation Fund                    27,219         118,080
Putnam VT Global Equity Fund                             470,849         942,216
Putnam VT Growth and Income Fund                       5,215,396       2,977,026
Putnam VT Health Sciences Fund                            18,721         450,352
Putnam VT High Yield Fund                              5,154,886       4,074,623
Putnam VT Income Fund                                  4,731,027       5,986,578
Putnam VT International Growth and Income Fund           329,470         151,281
Putnam VT International Equity Fund                    7,058,275       3,729,426
Putnam VT International New Opportunities Fund            18,096         229,961
Putnam VT Investors Fund                                   8,378         342,808
Putnam VT Money Market Fund                                6,229          38,433

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        $694,372      $2,016,151
Putnam VT New Value Fund                                 593,113         558,863
Putnam VT OTC & Emerging Growth Fund                           1         194,715
Putnam VT Small Cap Value Fund                         2,417,600         471,930
Putnam VT The George Putnam Fund of Boston               240,287         362,129
Putnam VT Utilities Growth and Income Fund                99,496         376,070
Putnam VT Vista Fund                                          --         172,861
Putnam VT Voyager Fund                                 1,106,484       3,177,454
Putnam VT Capital Opportunities Fund                   1,110,555         599,676
Putnam VT Equity Income Fund                           1,204,771         728,358
Van Kampen Life Investment Trust Comstock
 Portfolio                                             4,434,603         601,712
                                                  --------------  --------------
                                                    $528,822,462    $265,897,248
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                        830,717        420,100            410,617
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                        345,247        213,510            131,737
AllianceBernstein VPS
 International Growth
 Portfolio                        337,993        124,153            213,840
AIM V.I. Capital
 Appreciation Fund                 97,998         50,048             47,950
AIM V.I. Core Equity Fund          55,685         25,513             30,172
AIM V.I. International
 Growth Fund                       59,045          4,189             54,856
AIM V.I. Mid Cap Core
 Equity Fund                      341,117        328,189             12,928
AIM V.I. Small Cap Equity
 Fund                             140,275         47,977             92,298
AIM V.I. Capital
 Development Fund                  43,369         48,747             (5,378)
American Funds Asset
 Allocation Fund                1,710,052      1,291,016            419,036
American Funds Blue Chip
 Income and Growth Fund           966,318        739,249            227,069
American Funds Bond Fund        1,544,669      1,359,774            184,895
American Funds Global
 Growth Fund                    9,880,224      8,359,752          1,520,472
American Funds Growth Fund     47,795,762     38,649,384          9,146,378
American Funds
 Growth-Income Fund            30,267,436     27,618,675          2,648,761
American Funds
 International Fund               966,981        829,758            137,223
American Funds New World
 Fund                             397,446        347,291             50,155
American Funds Global
 Small Capitalization
 Fund                           4,512,993      4,690,546           (177,553)
Fidelity VIP Asset Manager
 Portfolio                         17,257        213,823           (196,566)
Fidelity VIP Equity Income
 Fund Portfolio                 2,241,618      3,855,542         (1,613,924)
Fidelity VIP Contrafund
 Portfolio                      1,302,678        678,193            624,485
Fidelity VIP Overseas
 Portfolio                            201         98,653            (98,452)
Fidelity VIP Mid Cap
 Portfolio                        716,084        406,280            309,804
Fidelity VIP Freedom 2010
 Portfolio                         44,417          8,771             35,646
Fidelity VIP Freedom 2020
 Portfolio                         32,842          1,378             31,464
Fidelity VIP Freedom 2030
 Portfolio                          7,226            382              6,844
Franklin Income Securities
 Fund                           1,431,266        577,351            853,915
Franklin Small Cap Value
 Securities Fund                  449,843        385,069             64,774
Franklin Strategic Income
 Securities Fund                  232,763         39,840            192,923
Mutual Shares Securities
 Fund                             983,510        741,717            241,793

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Templeton Growth
 Securities Fund                  464,989        209,262            255,727
Mutual Discovery
 Securities Fund                  780,561        321,260            459,301
Templeton Global Income
 Securities Fund                  908,935        196,830            712,105
Hartford Advisers HLS Fund      5,088,351      7,279,140         (2,190,789)
Hartford Total Return Bond
 HLS Fund                      11,765,167     13,061,285         (1,296,118)
Hartford Capital
 Appreciation HLS Fund          5,565,299      7,374,037         (1,808,738)
Hartford Dividend and
 Growth HLS Fund                6,981,106      6,483,264            497,842
Hartford Global Advisers
 HLS Fund                          93,868        210,866           (116,998)
Hartford Global Equity HLS
 Fund                             149,594      1,560,659         (1,411,065)
Hartford Global Growth HLS
 Fund                             106,988        228,341           (121,353)
Hartford Disciplined
 Equity HLS Fund                2,650,554      2,821,251           (170,697)
Hartford Growth
 Opportunities HLS Fund           648,499        464,235            184,264
Hartford Index HLS Fund         3,232,241      4,129,745           (897,504)
Hartford International
 Small Company HLS Fund           195,457        200,625             (5,168)
Hartford International
 Opportunities HLS Fund         3,753,760      3,683,151             70,609
Hartford MidCap HLS Fund        2,147,145      4,492,266         (2,345,121)
Hartford MidCap Value HLS
 Fund                             199,804        217,356            (17,552)
Hartford Money Market HLS
 Fund                         119,192,998    102,508,185         16,684,813
Hartford Small Company HLS
 Fund                           3,543,908      4,427,306           (883,398)
Hartford Stock HLS Fund         6,100,507      7,656,341         (1,555,834)
Hartford U.S. Government
 Securities HLS Fund            2,779,878      7,787,927         (5,008,049)
Hartford Value
 Opportunities HLS Fund           322,805        426,679           (103,874)
Lord Abbett America's
 Value Portfolio                  205,052        105,521             99,531
Lord Abbett Bond-Debenture
 Portfolio                         83,159          8,974             74,185
Lord Abbett Growth &
 Income Portfolio                 256,123        142,871            113,252
MFS Investors Trust Series        134,367         13,918            120,449
MFS New Discovery Series           81,408         86,770             (5,362)
MFS Total Return Series           526,870        696,534           (169,664)
MFS Value Series                  280,060         11,162            268,898
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  67,352          8,140             59,212
U.S. Mid Cap Value                156,229         72,390             83,839
Oppenheimer Capital
 Appreciation Fund                123,573         70,245             53,328
Oppenheimer Global
 Securities Fund                  274,630        180,140             94,490
Oppenheimer Main Street
 Fund                              73,027         32,531             40,496
Oppenheimer Main Street
 Small Cap Fund                    38,865          2,624             36,241
Putnam VT Diversified
 Income Fund                       83,958         15,647             68,311
Putnam VT Global Asset
 Allocation Fund                    1,058          5,678             (4,620)
Putnam VT Global Equity
 Fund                              32,575         57,953            (25,378)
Putnam VT Growth and
 Income Fund                      147,569        203,318            (55,749)
Putnam VT Health Sciences
 Fund                                 101         34,530            (34,429)
Putnam VT High Yield Fund         338,702        352,664            (13,962)
Putnam VT Income Fund             435,935        549,698           (113,763)
Putnam VT International
 Growth and Income Fund                91          9,016             (8,925)
Putnam VT International
 Equity Fund                      320,918        412,807            (91,889)
Putnam VT International
 New Opportunities Fund                 1         14,617            (14,616)
Putnam VT Investors Fund              110         37,603            (37,493)
Putnam VT Money Market
 Fund                                  --         21,623            (21,623)
Putnam VT New
 Opportunities Fund               110,872        179,341            (68,469)

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Putnam VT New Value Fund            2,245         39,800            (37,555)
Putnam VT OTC & Emerging
 Growth Fund                           89         26,443            (26,354)
Putnam VT Small Cap Value
 Fund                             258,311        169,364             88,947
Putnam VT The George
 Putnam Fund of Boston                387         26,818            (26,431)
Putnam VT Utilities Growth
 and Income Fund                    4,762         14,609             (9,847)
Putnam VT Vista Fund                   --         15,177            (15,177)
Putnam VT Voyager Fund            160,681        246,091            (85,410)
Putnam VT Capital
 Opportunities Fund               123,131        106,014             17,117
Putnam VT Equity Income
 Fund                             105,463         87,359             18,104
Van Kampen Life Investment
 Trust Comstock Portfolio         587,220        305,574            281,646

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein
 International Value
 Portfolio                        962,241        171,853            790,388
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                        448,173        152,097            296,076
AllianceBernstein VPS
 International Growth
 Portfolio                        184,865          7,983            176,882
AIM V.I. Capital
 Appreciation Fund                 85,290         37,692             47,598
AIM V.I. Core Equity Fund          37,330         21,871             15,459
AIM V.I. Mid Cap Core
 Equity Fund                      271,860        189,805             82,055
AIM V.I. Small Cap Equity
 Fund                              68,795         17,501             51,294
AIM V.I. Capital
 Development Fund                 117,340         42,395             74,945
American Funds Asset
 Allocation Fund                1,584,565        840,056            744,509
American Funds Blue Chip
 Income and Growth Fund           936,030        476,617            459,413
American Funds Bond Fund        2,258,982        846,269          1,412,713
American Funds Global
 Growth Fund                    9,612,260      6,068,500          3,543,760
American Funds Growth Fund     44,985,287     28,187,792         16,797,495
American Funds
 Growth-Income Fund            30,537,673     20,657,561          9,880,112
American Funds
 International Fund             1,067,579        601,918            465,661
American Funds New World
 Fund                             507,004        225,922            281,082
American Funds Global
 Small Capitalization
 Fund                           4,798,828      3,428,819          1,370,009
Fidelity VIP Asset Manager
 Portfolio                             94        185,845           (185,751)
Fidelity VIP Equity Income
 Fund Portfolio                 2,130,981      2,937,315           (806,334)
Fidelity VIP Contrafund
 Portfolio                      1,348,827        429,779            919,048
Fidelity VIP Overseas
 Portfolio                             67        148,591           (148,524)
Fidelity VIP Mid Cap
 Portfolio                        838,127        198,750            639,377
Franklin Income Securities
 Fund                           1,761,006        235,451          1,525,555
Franklin Small Cap Value
 Securities Fund                  401,190        291,674            109,516
Mutual Shares Securities
 Fund                           1,346,660        439,526            907,134
Templeton Growth
 Securities Fund                  705,438         91,573            613,865
Mutual Discovery
 Securities Fund                  992,625        167,190            825,435
Templeton Global Income
 Securities Fund                  110,728          3,866            106,862
Hartford Advisers HLS Fund      5,632,404      6,422,572           (790,168)
Hartford Total Return Bond
 HLS Fund                      14,036,794     11,867,752          2,169,042
Hartford Capital
 Appreciation HLS Fund          4,470,890      6,595,559         (2,124,669)
Hartford Dividend and
 Growth HLS Fund                6,791,079      5,520,473          1,270,606
Hartford Global Advisers
 HLS Fund                             262        113,843           (113,581)
Hartford Global Growth HLS
 Fund                                  --        136,337           (136,337)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Technology
 HLS Fund                              58        103,409           (103,351)
Hartford Disciplined
 Equity HLS Fund                1,871,088      2,154,650           (283,562)
Hartford Growth
 Opportunities HLS Fund           486,070        311,814            174,256
Hartford Index HLS Fund         3,101,416      3,690,590           (589,174)
Hartford International
 Small Company HLS Fund           229,664        165,179             64,485
Hartford International
 Opportunities HLS Fund         4,093,121      4,027,529             65,592
Hartford MidCap HLS Fund        2,257,570      4,548,560         (2,290,990)
Hartford MidCap Value HLS
 Fund                             197,095        213,093            (15,998)
Hartford Money Market HLS
 Fund                         153,356,780    152,450,668            906,112
Hartford Mortgage
 Securities HLS Fund            1,887,642      1,766,858            120,784
Hartford Small Company HLS
 Fund                           2,813,227      3,985,697         (1,172,470)
Hartford Stock HLS Fund         6,087,845      6,164,594            (76,749)
Hartford Value
 Opportunities HLS Fund           430,719        424,578              6,141
Lord Abbett America's
 Value Portfolio                  295,884         65,400            230,484
Lord Abbett Growth &
 Income Portfolio                 294,446         82,000            212,446
MFS Investors Trust Series         22,227          3,467             18,760
MFS New Discovery Series           88,369         71,749             16,620
MFS Total Return Series           648,243        445,893            202,350
U.S. Mid Cap Value                165,211         26,677            138,534
Oppenheimer Capital
 Appreciation Fund                128,065         55,808             72,257
Oppenheimer Global
 Securities Fund                  332,976        100,630            232,346
Oppenheimer Main Street
 Fund                              64,782         14,115             50,667
Putnam VT Diversified
 Income Fund                            4         11,029            (11,025)
Putnam VT Global Asset
 Allocation Fund                       --          3,813             (3,813)
Putnam VT Global Equity
 Fund                              66,034        148,170            (82,136)
Putnam VT Growth and
 Income Fund                      121,423        165,751            (44,328)
Putnam VT Health Sciences
 Fund                               3,172         38,353            (35,181)
Putnam VT High Yield Fund         406,395        381,594             24,801
Putnam VT Income Fund             652,404        321,315            331,089
Putnam VT International
 Growth and Income Fund               231         17,941            (17,710)
Putnam VT International
 Equity Fund                      257,454        359,693           (102,239)
Putnam VT International
 New Opportunities Fund                 5         12,129            (12,124)
Putnam VT Investors Fund              422         42,482            (42,060)
Putnam VT Money Market
 Fund                                  69        173,403           (173,334)
Putnam VT New
 Opportunities Fund                88,598        144,355            (55,757)
Putnam VT New Value Fund              183         44,045            (43,862)
Putnam VT OTC & Emerging
 Growth Fund                           85         31,504            (31,419)
Putnam VT Small Cap Value
 Fund                             346,958         87,661            259,297
Putnam VT The George
 Putnam Fund of Boston                  1         34,325            (34,324)
Putnam VT Utilities Growth
 and Income Fund                       12         11,779            (11,767)
Putnam VT Vista Fund                  496         22,578            (22,082)
Putnam VT Voyager Fund            140,511        226,337            (85,826)
Putnam VT Capital
 Opportunities Fund               151,697         68,434             83,263
Putnam VT Equity Income
 Fund                              97,058         84,608             12,450
Van Kampen Life Investment
 Trust Comstock Portfolio         683,212        150,034            533,178

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges              1,602,576     $6.074134      $9,734,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,191,959     13.001625      15,497,409
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                401,571     12.314196       4,945,023
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                741,924      7.489616       5,556,724
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                610,187     11.656335       7,112,541
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,111     11.480951       3,606,288
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 42,050     10.053255         422,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                390,722      5.989175       2,340,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                176,882     11.735231       2,075,755
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.88%          (53.28)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.94%            5.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.07%           23.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.44%          (35.75)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.70%            1.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             0.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges               --              --           (48.96)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.50%           17.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                204,743     $7.254268      $1,485,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                156,793     12.614437       1,977,854
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                109,195     11.261514       1,229,702
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 69,168     10.594074         732,771
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                141,615     10.957579       1,551,758
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                111,443     15.685297       1,748,014
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 95,984     14.507758       1,392,514
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                 54,856      6.495072         356,296
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges              1,093,334     12.155426      13,289,938
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,080,406     17.005072      18,372,373
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                998,351     15.522798      15,497,204
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                889,599     13.954120      12,413,573
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                463,562     12.966631       6,010,833
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (42.49)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            12.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.08%            6.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.32%            5.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges               --            2.66%          (30.14)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.25%            8.12%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.59%           15.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges               --            2.07%          (35.05)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges               --            1.61%          (28.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%            9.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.01%           11.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.66%            7.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.28%           13.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                195,093     $8.853684      $1,727,293
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                102,795     12.889339       1,324,958
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 51,501     12.253694         631,083
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  3,831     10.434113          39,968
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                118,371      7.052376         834,800
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                123,749     13.312750       1,647,444
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 48,804     12.010285         586,145
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  1,105     10.307493          11,394
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges              5,614,716     11.262300      63,234,615
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              5,195,680     15.977239      83,012,623
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              4,451,171     14.994647      66,743,731
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              3,392,245     13.077484      44,362,026
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,897,005     11.982388      22,730,649
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges               --              --           (31.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%            5.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            17.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges               --              --           (47.03)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            10.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            16.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            2.64%          (29.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            6.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.45%           14.66%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.67%            9.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.77%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges              3,206,911    $10.382553     $33,295,926
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,979,842     16.351739      48,725,591
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,520,429     16.027025      40,394,987
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,897,219     13.649702      25,896,470
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,125,655     12.728640      14,328,059
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges              4,604,691     11.107228      51,145,347
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              4,419,796     12.252603      54,154,000
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              3,007,083     11.857928      35,657,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,048,674     11.083750      22,706,993
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,378,007     10.910455      15,034,682
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges             40,130,537      1.058316      42,470,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             38,610,065      1.717724      66,321,436
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             35,066,305      1.495637      52,446,464
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             30,292,374      1.241944      37,621,432
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             23,858,545      1.088710      25,975,037
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges               --            2.11%          (36.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.59%            2.03%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.14%           17.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.69%            9.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges               --            5.69%           (9.35)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            8.17%            3.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.84%            6.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.55%            1.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.09%            5.72%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges               --            1.86%          (38.39)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.76%           14.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.86%           20.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.67%           14.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.44%           13.49%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges            189,655,749     $0.742443    $140,808,583
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            180,509,371      1.325073     239,188,093
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            163,711,876      1.179431     193,086,862
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            146,366,232      1.070088     156,624,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges            116,139,936      0.920977     106,962,210
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges            135,621,416      0.952901     129,233,783
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            132,972,655      1.533170     203,869,686
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            123,092,543      1.459565     179,661,567
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            114,769,448      1.266953     145,407,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             94,818,470      1.197136     113,510,605
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges              3,509,365     15.043908      52,794,571
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              3,372,142     25.993056      87,652,268
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,906,481     21.656876      62,945,303
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,246,359     18.202405      40,889,132
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,329,103     14.981085      19,911,407
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges               --            0.85%          (43.97)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.81%           12.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.84%           10.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.75%           16.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.20%           12.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges               --            1.77%          (37.85)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.57%            5.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.61%           15.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.43%            5.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.99%           10.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges               --            2.00%          (42.12)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.60%           20.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.78%           18.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.82%           21.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.88%           19.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              1,275,691    $18.002579     $22,965,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,225,536     31.240624      38,286,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                944,454     23.629455      22,316,930
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                712,154     17.820884      12,691,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                302,753     14.760130       4,468,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges             16,823,811      1.147402      19,303,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             17,001,364      2.468617      41,969,856
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             15,631,355      2.032992      31,778,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             14,344,510      1.638805      23,507,855
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             10,521,812      1.307366      13,755,859
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                743,264      1.871681       1,391,153
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                939,830      2.625733       2,467,743
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              1,125,581      2.273295       2,558,778
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,293,414      2.118302       2,739,841
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,592,399      2.035964       3,242,068
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges               --            1.52%          (42.37)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.36%           32.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.55%           32.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.24%           20.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.94%           18.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges               --              --           (53.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.94%           21.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.46%           24.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.95%           25.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            20.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges               --            2.39%          (28.72)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            6.10%           15.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.77%            7.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.83%            4.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.07%            5.47%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges                 457,403     $7.215315      $3,300,309
    Highest contract charges                13,017,857      1.919982      24,994,051
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 350,149     12.616655       4,417,713
    Highest contract charges                14,739,035      3.348026      49,346,671
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 194,435     12.458100       2,422,288
    Highest contract charges                15,701,083      3.297550      51,775,107
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  24,632     10.387944         255,874
    Highest contract charges                16,224,483      2.743539      44,512,501
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              15,634,379      2.591536      40,517,055
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               2,797,455      8.007735      22,401,277
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,172,970     13.972661      30,362,173
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,253,922     11.911647      14,936,278
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 261,790     10.689654       2,798,445
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               1,134,846      1.673907       1,899,627
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,233,298      2.978729       3,673,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,381,822      2.539150       3,508,654
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,519,518      2.150376       3,267,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,972,121      1.806348       3,562,337
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges               --            2.63%          (42.81)%
    Highest contract charges                 --            2.45%          (42.65)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.06%            1.27%
    Highest contract charges                 --            1.79%            1.53%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.29%           19.93%
    Highest contract charges                 --            3.33%           20.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.88%
    Highest contract charges                 --            1.57%            5.87%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.46%           11.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               --            0.91%          (42.69)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.93%           17.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.09%           11.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               --            2.60%          (43.81)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.30%           17.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.88%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.68%           19.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.32%           13.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               1,742,992     $8.324310     $14,509,208
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,433,188     13.783318      19,754,089
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 793,811     11.950350       9,486,316
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  87,563     10.631702         930,940
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges                  35,646      7.810650         278,415
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges                  31,464      7.169550         225,584
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges                   6,844      6.707483          45,903
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               2,983,512      8.351913      24,918,032
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,129,597     11.872911      25,284,515
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 604,042     11.443038       6,912,073
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               --            0.25%          (39.61)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.50%           15.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.06%           12.40%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges               --            8.24%          (21.89)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges               --            8.93%          (28.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges               --           11.75%          (32.93)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               --            5.51%          (29.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.05%            3.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.44%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               1,504,562    $12.530774     $18,853,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,439,788     18.707094      26,934,241
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,330,272     19.163059      25,492,086
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,207,277     16.381351      19,776,829
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 688,007     15.061082      10,362,130
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                 192,923      8.855462       1,708,421
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               3,323,687     10.912235      36,268,854
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               3,081,894     17.350672      53,472,924
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               2,174,760     16.767268      36,464,775
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,425,325     14.163953      20,188,237
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 618,909     12.811952       7,929,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               1,136,464      6.895852       7,836,891
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 880,737     11.955902      10,530,007
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 266,872     11.681704       3,117,522
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               --            1.15%          (33.02)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.64%           (2.38)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.65%           16.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.71%            8.77%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.17%           23.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges               --            0.57%          (11.45)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               --            3.12%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.39%            3.48%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.28%           18.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.83%           10.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.79%           12.63%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               --            1.81%          (42.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.22%            2.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.20%           16.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               1,677,235     $9.148724     $15,344,558
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,217,934     12.787292      15,574,071
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 392,499     11.432675       4,487,312
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges                 818,967     11.691131       9,574,652
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 106,862     11.007928       1,176,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges              31,141,455      2.329770      72,552,427
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              33,332,244      3.408043     113,597,721
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              34,122,412      3.195934     109,052,976
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              35,681,879      2.886947     103,011,694
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              37,581,626      2.692139     101,174,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               --            2.43%          (28.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.35%           11.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.11%           14.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges               --            4.01%            6.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.31%           10.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges               --            3.07%          (31.64)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.25%            6.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           10.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.26%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.11%            3.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges              47,985,924     $2.284046    $109,602,057
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              49,282,042      2.472569     121,853,248
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              47,113,000      2.362266     111,293,438
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              43,102,040      2.254006      97,152,256
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              38,295,847      2.200121      84,255,497
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges              35,247,202      4.175508     147,174,973
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              37,055,940      7.674740     284,394,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              39,180,609      6.569283     257,388,510
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              42,096,477      5.633312     237,142,587
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              41,301,396      4.875404     201,360,991
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              30,391,567      2.975883      90,441,746
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              29,893,725      4.404234     131,658,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              28,623,119      4.068371     116,449,466
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              28,228,858      3.380148      95,417,719
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              26,014,070      3.190025      82,985,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges               --            6.69%           (7.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.38%            4.67%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            5.16%            4.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.62%            2.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            4.62%            4.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges               --            1.83%          (45.59)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.12%           16.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.34%           16.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%           15.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.37%           19.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges               --            2.34%          (32.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.72%            8.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.85%           20.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.96%            5.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.45%           12.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                 694,602     $1.206928        $838,334
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 811,600      1.788088       1,451,213
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 925,181      1.533670       1,418,923
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,082,280      1.409162       1,525,109
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,263,492      1.363233       1,722,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                 143,976      6.096042         877,685
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               1,029,113      0.768187         790,551
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,150,466      1.615778       1,858,896
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,286,803      1.292115       1,662,698
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,417,005      1.131997       1,604,046
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,745,296      1.103429       1,925,810
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges               --            4.43%          (32.50)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.84%           16.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.84%            8.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.60%            3.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.02%           12.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges               --            1.21%          (39.04)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               --            0.66%          (52.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%           25.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.78%           14.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.77%            2.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.51%           19.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges              11,115,471     $1.043087     $11,594,403
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              11,286,168      1.662814      18,766,799
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              11,569,730      1.534766      17,756,828
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              12,592,439      1.364817      17,186,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              12,656,983      1.280563      16,208,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               1,359,332     12.987431      17,654,224
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,175,068     23.902204      28,086,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,000,812     18.435854      18,450,834
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 840,930     16.452771      13,835,626
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 419,784     14.145761       5,938,165
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges              16,554,257      2.490602      41,230,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              17,451,761      3.960309      69,114,367
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              18,040,935      3.764477      67,914,686
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              20,634,209      3.260543      67,278,725
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              21,603,151      3.120058      67,403,085
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges               --            1.23%          (37.27)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.02%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.11%           12.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.17%            6.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.13%            8.41%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            0.43%          (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.16%           29.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.87%           12.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.28%           16.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            17.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges               --            2.16%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.65%            5.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.65%           15.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.91%            4.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.26%           10.39%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                 588,463    $14.524923      $8,547,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 593,631     25.232430      14,978,763
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 529,146     23.147960      12,248,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 475,660     17.897193       8,512,985
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 318,147     15.090922       4,801,134
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges              15,036,419      2.167800      32,595,949
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              14,965,810      3.753520      56,174,468
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              14,900,218      2.945663      43,891,021
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              13,725,443      2.366771      32,484,981
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              11,993,545      2.064885      24,765,291
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges               --            1.30%          (42.44)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.78%            9.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.99%           29.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.09%           18.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            16.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges               --            2.34%          (42.25)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.16%           27.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.75%           24.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            14.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.76%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges             19,984,268     $2.710162     $54,160,603
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             22,329,389      4.190281      93,566,414
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             24,620,379      3.634263      89,476,933
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             26,644,122      3.252335      86,655,611
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             28,747,521      2.784937      80,060,035
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges                896,735     11.600671      10,402,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                914,287     19.402626      17,739,574
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                930,285     18.998199      17,673,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                934,814     16.116626      15,066,050
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                940,825     14.653166      13,786,071
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges             70,437,691      1.795505     126,471,226
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             53,752,878      1.757923      94,493,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             52,846,766      1.675089      88,523,036
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             52,654,745      1.599845      84,239,431
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             54,505,878      1.555598      84,789,235
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges               --            0.52%          (35.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.47%           15.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.07%           11.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.40%           16.78%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.27%           16.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges               --            0.78%          (40.21)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.54%            2.13%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.92%           17.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.60%            9.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.12%           16.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges               --            2.02%            2.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            4.81%            4.95%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            4.60%            4.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.80%            2.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.93%            0.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges             17,770,074     $1.512167     $26,871,319
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             18,653,472      2.545893      47,489,744
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             19,825,942      2.228805      44,188,159
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             22,277,708      1.947811      43,392,764
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             25,291,538      1.609664      40,710,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges             28,223,648      2.316588      65,382,562
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             29,779,482      4.073434     121,304,754
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             29,856,231      3.846378     114,838,351
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             31,329,220      3.354778     105,102,579
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             32,792,762      3.060365     100,357,820
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges              1,611,560      9.957373      16,046,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges               --            0.11%          (40.60)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%           14.23%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            21.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            12.18%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges               --            2.08%          (43.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.03%            5.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.35%           14.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.89%            9.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.11%            4.17%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges               --            8.20%           (0.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                821,886    $10.424442      $8,567,705
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                925,760     17.686037      16,373,016
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                919,619     18.873752      17,356,653
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                795,231     15.857149      12,610,091
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                512,082     14.638700       7,496,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                598,557      8.730699       5,225,821
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                499,026     11.828624       5,902,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                268,542     11.466028       3,079,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 49,238     10.009346         492,838
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges                 74,185      8.432890         625,590
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges                654,919      7.998229       5,238,191
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                541,667     12.579832       6,814,082
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                329,221     12.161720       4,003,892
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 26,991     10.370449         279,911
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            2.05%          (41.06)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.29)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.43%           19.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.58%            8.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.30%           18.87%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges               --            4.42%          (26.19)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.86%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.92%           14.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --           20.50%            0.09%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges               --           23.33%          (15.67)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges               --            1.71%          (36.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.46%            3.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           17.27%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            8.76%            3.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                149,591     $8.706510      $1,302,419
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 29,142     13.010156         379,137
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 10,382     11.794638         122,454
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                    678     10.438310           7,080
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                226,626      9.566346       2,167,981
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                231,988     15.767530       3,657,870
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                215,368     15.380400       3,312,445
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                170,349     13.585071       2,314,207
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                117,220     12.907985       1,513,076
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges              2,034,439     11.199735      22,785,179
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,204,103     14.382866      31,701,317
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,001,753     13.801173      27,626,534
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,620,828     12.334140      19,991,517
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                674,623     11.995951       8,092,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               --            0.75%          (33.08)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.65%           10.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           12.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               --              --           (39.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --             2.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            13.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             5.25%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --             6.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               --            3.15%          (22.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.40%            4.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.20%           11.89%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.56%            2.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.30%           11.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges                268,898     $7.370068      $1,981,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges                 59,212      5.909437         349,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
U.S. MID CAP VALUE
 2008  Lowest contract charges                222,373      6.302084       1,401,416
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                138,534     10.757939       1,490,344
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                298,920      6.938164       2,073,956
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                245,592     12.768186       3,135,760
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                173,335     11.214030       1,943,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 14,720     10.414050         153,291
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges                697,204      7.956807       5,547,520
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                602,714     13.334725       8,037,025
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                370,368     12.570301       4,655,631
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 62,077     10.710592         664,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges               --              --           (26.30)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges               --            0.41%          (40.91)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
U.S. MID CAP VALUE
 2008  Lowest contract charges               --            0.73%          (41.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.04%            7.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.01%           13.86%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.05%            7.68%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges               --            1.22%          (40.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.99%            6.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           17.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             7.11%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges                146,474     $7.602822      $1,113,613
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                105,978     12.387474       1,312,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 55,311     11.893698         657,851
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  2,938     10.364164          30,453
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges                 36,241      6.836775         247,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                 76,940      7.191250         553,297
    Highest contract charges                   44,620     14.968756         667,911
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 53,249     21.692473       1,155,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 64,274     20.819828       1,338,184
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 80,106     19.530112       1,564,474
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 95,856     18.910417       1,812,684
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges               --            1.14%          (38.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.66%            4.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.19%           14.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges               --              --           (31.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges               --              --           (28.09)%
    Highest contract charges                 --            6.27%          (31.00)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.07%            4.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            6.21%            6.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.73%            3.28%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            9.62%            9.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                 21,967    $19.786145        $434,635
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 26,587     29.602231         787,030
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 30,400     28.694786         872,313
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 38,513     25.385139         977,666
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 50,259     23.680233       1,190,136
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges                207,202     17.847130       3,697,964
    Highest contract charges                   27,320     10.521629         287,454
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                232,829     32.591358       7,588,225
    Highest contract charges                   27,071     19.251565         521,150
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,971     29.800420       9,386,265
    Highest contract charges                   27,065     17.658324         477,916
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                370,485     24.129019       8,939,431
    Highest contract charges                   21,731     14.331216         311,436
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                369,863     22.118357       8,180,767
    Highest contract charges                   13,935     13.174300         183,590
    Remaining contract charges                     --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                116,863      8.870392       1,036,620
    Highest contract charges                  594,368     21.545827      12,806,158
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                108,598     14.469512       1,571,351
    Highest contract charges                  658,382     35.071434      23,090,406
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 89,257     15.399391       1,374,504
    Highest contract charges                  722,051     37.228527      26,880,905
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 65,094     13.285600         864,808
    Highest contract charges                  794,071     32.040356      25,442,316
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 39,019     12.625543         492,632
    Highest contract charges                  889,034     30.370460      27,000,360
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            4.27%          (33.16)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.73%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.01%           13.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.46%            7.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.38%            9.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges               --            2.83%          (45.24)%
    Highest contract charges                 --            2.39%          (45.35)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            9.37%
    Highest contract charges                 --            1.91%            9.02%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.59%           23.50%
    Highest contract charges                 --            0.31%           23.22%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.98%            9.09%
    Highest contract charges                 --            0.67%            8.78%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.29%           13.94%
    Highest contract charges                 --            1.57%           13.68%
    Remaining contract charges               --              --               --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges               --            2.11%          (38.70)%
    Highest contract charges                 --            2.60%          (38.57)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.04)%
    Highest contract charges                 --            1.58%           (5.79)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.36%           15.91%
    Highest contract charges                 --            1.78%           16.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.26%            5.23%
    Highest contract charges                 --            1.81%            5.50%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.09%           11.11%
    Highest contract charges                 --            1.81%           11.37%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  128,139      $11.913774        $1,526,616
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  162,568       14.336048         2,330,583
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  197,749       14.388482         2,845,311
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  266,492       13.960596         3,720,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  327,666       12.300632         4,030,492
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  434,652       19.219456         8,353,776
    Highest contract charges                    645,728       10.468992         6,760,122
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  483,447       25.975431        12,557,754
    Highest contract charges                    610,895       14.160292         8,650,445
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  586,342       25.143715        14,742,812
    Highest contract charges                    483,199       13.775449         6,656,281
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  583,930       22.734033        13,275,089
    Highest contract charges                    350,068       12.463889         4,363,203
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  644,866       21.972422        14,169,259
    Highest contract charges                    193,274       12.089639         2,336,608
    Remaining contract charges                       --              --                --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  470,042       17.133269         8,053,351
    Highest contract charges                    754,686        8.902167         6,718,337
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  629,425       22.479655        14,149,259
    Highest contract charges                    709,066       11.701925         8,297,439
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  633,780       21.318359        13,511,142
    Highest contract charges                    373,622       11.120988         4,155,042
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  626,110       20.337007        12,733,204
    Highest contract charges                    225,896       10.640021         2,403,538
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  600,080       19.822044        11,894,811
    Highest contract charges                     93,996       10.394738           977,067
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.13%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.53%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.31%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.41%               7.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  --               9.62%             (26.01)%
    Highest contract charges                    --               9.03%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               7.88%               3.31%
    Highest contract charges                    --               7.10%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               7.68%              10.60%
    Highest contract charges                    --               6.60%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.28%               3.47%
    Highest contract charges                    --               6.89%               3.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               7.95%              10.99%
    Highest contract charges                    --               6.07%              10.54%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  --               7.84%             (23.78)%
    Highest contract charges                    --               6.66%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.15%               5.45%
    Highest contract charges                    --               4.50%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.45%               4.83%
    Highest contract charges                    --               3.74%               4.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.31%               2.60%
    Highest contract charges                    --               2.53%               2.36%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.29%               4.72%
    Highest contract charges                    --               3.06%               4.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   75,590      $12.021934          $908,738
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,515       22.199807         1,876,212
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  102,225       20.691059         2,115,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  133,879       16.212019         2,170,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  159,786       14.179491         2,265,683
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                1,187,744       12.283717        14,589,911
    Highest contract charges                    308,976       11.977464         3,700,746
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  304,202       21.369414         6,500,614
    Highest contract charges                  1,284,407       21.872886        28,093,687
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,414,573       20.138797        28,487,805
    Highest contract charges                    276,275       19.719498         5,448,013
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,589,137       15.728136        24,994,157
    Highest contract charges                    237,299       15.439804         3,663,846
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,791,572       13.986237        25,057,352
    Highest contract charges                    160,587       13.761280         2,209,880
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                  --               2.23%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.95%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.43%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.07%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.50%              21.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                  --               2.49%             (38.61)%
    Highest contract charges                    --               2.11%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.64%               8.37%
    Highest contract charges                    --               2.99%               8.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               39.97%
    Highest contract charges                    --               0.58%              27.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.69%              12.45%
    Highest contract charges                    --               1.28%              12.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.70%              16.49%
    Highest contract charges                    --               1.00%              16.19%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                   52,541      $11.206894          $588,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   67,157       19.444746         1,305,853
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   79,281       17.128684         1,357,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  103,262       13.548679         1,399,069
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  130,575       11.419666         1,491,120
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  137,322        7.046749           967,670
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,815       11.636062         2,034,162
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,875       12.236223         2,653,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  265,549       10.711383         2,844,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  344,035        9.824339         3,379,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  112,744        1.796082           202,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  134,367        1.746726           234,701
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  307,701        1.662379           511,516
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  528,572        1.588794           839,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  722,648        1.545717         1,117,009
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               1.94%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.10%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.60%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.90%              18.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.34%              13.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  --               0.55%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.61%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.31%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.71%              13.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  --               2.80%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.94%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.48%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.72%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.85%               0.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                   84,489       $9.829288          $830,467
    Highest contract charges                    460,582       15.925954         7,335,210
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   78,538       16.046422         1,260,247
    Highest contract charges                    535,002       25.945436        13,880,856
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,449       15.175568         1,099,454
    Highest contract charges                    596,848       24.472443        14,606,328
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   63,761       13.979089           891,316
    Highest contract charges                    698,301       22.488065        15,703,448
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   41,135       12.708018           522,745
    Highest contract charges                    790,222       20.383662        16,107,620
    Remaining contract charges                       --              --                --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  116,609       11.455993         1,335,871
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  154,164       20.677264         3,187,689
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  198,026       21.678201         4,292,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  235,231       18.642121         4,385,208
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  278,412       17.564560         4,890,177
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                   91,129        4.905646           447,047
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  117,483        9.000886         1,057,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  148,902        7.974374         1,187,401
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  203,306        7.077526         1,438,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  255,513        6.548058         1,673,111
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.18%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.09%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               10.31%
    Highest contract charges                    --                 --               10.57%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  --               2.37%             (44.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.42%              (4.62)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.30%              16.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.09%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.10%              15.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                  --                 --              (45.50)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               12.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                8.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                8.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  544,907       $6.246201        $3,403,598
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  455,960       10.300530         4,696,633
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  196,663       11.801519         2,320,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,784       10.061432           118,569
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  110,984        9.580101         1,063,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  137,415       16.092548         2,211,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  171,739       15.910698         2,732,480
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  223,797       14.177205         3,172,817
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  296,952       13.603625         4,039,629
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                   51,166       26.547468         1,358,315
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   61,013       38.103792         2,324,819
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,780       31.688447         2,306,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   85,608       24.890887         2,130,862
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   99,564       22.847531         2,274,779
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  --               1.39%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.48%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.15%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  --               5.03%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.09%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.69%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.39%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.26%               8.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                  --               2.59%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.94%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.20%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.59%              21.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                   75,543       $7.744085          $585,012
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   90,720       14.185345         1,286,894
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  112,802       13.629598         1,537,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  139,806       12.891632         1,802,322
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  182,834       11.461246         2,095,503
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  697,318       21.538000        15,018,826
    Highest contract charges                    126,419        8.721088         1,102,509
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  770,784       34.117626        26,297,314
    Highest contract charges                    138,363       13.849855         1,916,309
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  862,426       32.251178        27,814,265
    Highest contract charges                    132,547       13.125279         1,739,712
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,005,479       30.510819        30,677,983
    Highest contract charges                    120,581       12.448612         1,501,065
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,147,913       28.800926        33,060,950
    Highest contract charges                     88,558       11.778147         1,043,051
    Remaining contract charges                       --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  319,244       10.572218         3,375,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  302,127       16.311191         4,928,053
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  218,864       18.033203         3,946,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  149,501       15.651902         2,339,978
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   67,863       14.208783           964,247
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               18.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.11%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.60%               5.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.48%               5.34%
    Highest contract charges                    --               0.16%               5.03%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.37%              18.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  372,379      $11.322627        $4,216,312
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  354,275       16.442989         5,825,340
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  341,825       15.934960         5,446,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  329,063       13.408382         4,412,197
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  215,316       12.708724         2,736,390
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                1,579,258        7.553239        11,928,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,297,612       11.765234        15,266,707
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,434       12.045674         9,208,128
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   86,227       10.380228           895,056
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  --               1.96%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.16%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.91%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.07%              11.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                  --               2.15%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.31%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.70%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.60% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       -   Accelerated Death Benefit Rider $300.00

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Single Life Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.25 - $8.92

       -   Guaranteed Withdrawal Benefit 0.75%

       - Last Survivor Yearly Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.89

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

                               QUARTERLY STATEMENT

                                     OF THE

                            HARTFORD LIFE AND ANNUITY
                                INSURANCE COMPANY

                                       Of

                                    SIMSBURY
                               IN THE STATE OF CT

                           TO THE INSURANCE DEPARTMENT
                                 OF THE STATE OF

                              For the Period Ended
                               September 30, 2009

                                      2009

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION

                                                             *71153200920100103*

                               QUARTERLY STATEMENT

                            AS OF SEPTEMBER 30, 2009
                       Of the condition and Affairs of the

                       HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY

NAIC Group Code 0091, 0091                NAIC Company Code 71153                          Employer's ID Number 39-1052598
   (Current Period) (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office               200 HOPMEADOW STREET                 SIMSBURY CT 06089
                                     (STREET AND NUMBER)         (CITY OR TOWN, STATE AND ZIP CODE)

Main Administrative Office          200 HOPMEADOW STREET                  SIMSBURY CT 06089                     860-547-5000
                                     (STREET AND NUMBER)         (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)

Mail Address                          ONE HARTFORD PLAZA                  HARTFORD CT 06155
                              (STREET AND NUMBER OR P. O. BOX)   (CITY OR TOWN, STATE AND ZIP CODE)

Primary Location of                 200 HOPMEADOW STREET                  SIMSBURY CT 06089                    860-547-5000
Books and Records                    (STREET AND NUMBER)         (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)

Internet Web Site Address     WWW.THEHARTFORD.COM

Statutory Statement Contact   MICHAEL W SALWEN                                                                 860-843-7739
                              (NAME)                                                                  (AREA CODE) (TELEPHONE NUMBER)
                              Michael.Salwen@hartfordlife.com                                                  (EXTENSION)
                              (E-MAIL ADDRESS)                                                                 860-843-3884
                                                                                                               (FAX NUMBER)

                                    OFFICERS

           NAME                            TITLE
1. JOHN CLINTON WALTERS          President, CEO & COB
2. DONALD CHRISTIAN HUNT         Secretary
3. ERNEST MALCOLM MCNEILL, JR.   SVP & Chief Accounting Officer
4. CRAIG DOUGLAS MORROW          AVP & Appointed Actuary

                                      OTHER

RICARDO ARTURO ANZALDUA     SVP & Assistant Secretary
JENNIFER JILL GEISLER       Senior Vice President
DANIEL RICHARD GUILBERT #   SVP, Chief Actuary & Chief Risk Officer
STEPHEN THOMAS JOYCE        Executive Vice President
GLENN DAVID LAMMEY          CFO & Executive Vice President
WILLIAM PATRICK MEANEY      Senior Vice President
DAVID ALAN CARLSON          SVP & Director of Taxes
JOHN NICHOLAS GIAMALIS      SVP & Treasurer
CHRISTOPHER JAMES HANLON    Senior Vice President
ALAN JAMES KRECZKO          EVP & General Counsel
GREGORY GERARD MCGREEVEY    EVP & Chief Investment Officer
BRIAN DENNIS MURPHY         Executive Vice President

                              DIRECTORS OR TRUSTEES

GLENN DAVID LAMMEY   GREGORY GERARD MCGREEVEY   JOHN CLINTON WALTERS

State of    CONNECTICUT
County of   HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT INSTRUCTIONS AND ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ, or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filling with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.



/s/ John Clinton Walters   /s/ Donald Christian Hunt   /s/ Ernest Malcolm Mcneill, Jr.
------------------------   -------------------------   -------------------------------
      (Signature)                 (Signature)                    (Signature)

  JOHN CLINTON WALTERS       DONALD CHRISTIAN HUNT       ERNEST MALCOLM MCNEILL, JR.
   1. (Printed Name)           2. (Printed Name)              3. (Printed Name)

  President, CEO & COB             Secretary           SVP & Chief Accounting Officer
        (Title)                     (Title)                        (Title)

Subscribed and sworn to before me   a. Is this an original filing?            Yes |X| No |_|
This 3rd day of November, 2009      b. If no: 1. State the amendment number   _____________
Cindy M. Papageorge                           2. Date filed                   _____________
[STAMP]                                       3. Number of pages attached     _____________

  Statement as of September 30, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY

                                     ASSETS

                                                                                  CURRENT STATEMENT DATE
                                                                   ---------------------------------------------
                                                                         1               2              3                 4
                                                                                                   NET ADMITTED      DECEMBER 31
                                                                                    NONADMITTED       ASSETS       PRIOR YEAR NET
                                                                       ASSETS          ASSETS     (COLS. 1 - 2)    ADMITTED ASSETS
                                                                   ---------------------------------------------------------------
1.    Bonds                                                         8,374,448,278                  8,374,448,278    8,371,683,455
2.    Stocks:
      2.1  Preferred stocks                                            77,308,145                     77,308,145      255,361,968
      2.2  Common stocks                                            1,128,372,119    19,356,830    1,109,015,289       11,520,161
3.    Mortgage loans on real estate:
      3.1  First liens                                                541,920,186                    541,920,186      578,552,850
      3.2  Other than first liens                                      32,669,672                     32,669,672       32,818,581
4.    Real estate:
      4.1  Properties occupied by the company
           (less $0 encumbrances)                                      27,922,168                     27,922,168       27,284,717
      4.2  Properties held for the production of income
           (less $0 encumbrances)                                                                              0
      4.3  Properties held for sale (less $0 encumbrances)                                                     0
5.    Cash ($120,867,494), cash equivalents ($0)
      and short-term investments ($2,193,818,076)                   2,314,685,570                  2,314,685,570    2,326,153,004
6.    Contract loans (including $0 premium notes)                     351,166,051                    351,166,051      354,919,732
7.    Other invested assets                                           300,607,841                    300,607,841       10,488,653
8.    Receivables for securities                                       27,959,566                     27,959,566      226,506,600
9.    Aggregate write-ins for invested assets                         533,035,244             0      533,035,244    1,791,892,868
                                                                   ---------------------------------------------------------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)           13,710,094,840    19,356,830   13,690,738,010   13,987,182,589
11.   Title plants less $0 charged off (for Title insurers only)                                               0
12.   Investment income due and accrued                               142,894,227                    142,894,227       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the
           course of collection                                        18,594,356                     18,594,356       19,384,051
      13.2 Deferred premiums, agents' balances and installments
           booked but deferred and not yet due (including $0
           earned but unbilled premiums)                               47,101,278    16,869,689       30,231,589       29,547,113
      13.3 Accrued retrospective premiums                                                                      0
14.   Reinsurance:
      14.1 Amounts recoverable from reinsurers                         33,915,669                     33,915,669       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                 0
      14.3 Other amounts receivable under reinsurance contracts        70,100,320                     70,100,320       91,846,715
15.   Amounts receivable relating to uninsured plans                                                           0
16.1  Current federal and foreign income tax recoverable and
      interest thereon                                                                                         0      174,110,370
16.2  Net deferred tax asset                                          453,165,921   227,618,921      225,547,000       68,672,999
17.   Guaranty funds receivable or on deposit                           3,577,861                      3,577,861        3,493,310
18.   Electronic data processing equipment and software                                                        0
19.   Furniture and equipment, including health care delivery
      assets ($0)                                                                                              0
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates                                                                                           0
21.   Receivables from parent, subsidiaries and affiliates             12,429,956       144,077       12,285,879       10,222,853
22.   Health care ($0) and other amounts receivable                     5,956,054     5,956,054                0
23.   Aggregate write-ins for other than invested assets              142,771,135   (74,070,136)     216,841,271      369,937,855
                                                                   ---------------------------------------------------------------
24.   Total assets excluding Separate Accounts, Segregated
      Accounts and Protected Cell Accounts (Lines 10 through 23)   14,640,601,617   195,875,435   14,444,726,182   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected
      Cell Accounts                                                57,886,927,392                 57,886,927,392   50,551,150,119
26.   Total (Lines 24 and 25)                                      72,527,529,009   195,875,435   72,331,653,574   65,460,546,378

                                                       DETAILS OF WRITE-INS

0901. Derivative Instruments                                          533,035,244                    533,035,244    1,791,892,868
0902.                                                                                                          0
0903.                                                                                                          0
0998. Summary of remaining write-ins for Line 9 from overflow
      page                                                                      0             0                0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)          533,035,244             0      533,035,244    1,791,892,868
2301. Disbursements And Items Not Allocated                           135,190,196    16,488,925      118,701,271       70,323,930
2302. Other Assets Non-admitted                                         7,580,939     7,580,939                0
2303. Permitted Practice - DTA                                                      (98,140,000)      98,140,000      299,613,925
2398. Summary of remaining write-ins for Line 23 from overflow
      page                                                                      0             0                0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)         142,771,135   (74,070,136)     216,841,271      369,937,855


                                       Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                   1                 2
                                                                                                CURRENT         DECEMBER 31
                                                                                            STATEMENT DATE       PRIOR YEAR
                                                                                            ---------------------------------
1.    Aggregate reserve for life contracts $8,526,036,235 less $0
      included in Line 6.3 (including $0 Modco Reserve)                                      8,526,036,235     10,792,355,216
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)           5,190,726          5,394,388
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                         70,080,526         70,265,707
4.    Contract claims:
      4.1  Life                                                                                 35,683,885         33,700,451
      4.2  Accident and health                                                                     165,215            136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)                                1,233,513          1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                                          587                855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts
      received in advance less $0 discount; including $0 accident and health premiums              667,460          1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0 accident and health
           experience rating refunds                                                             4,092,679          4,977,920
      9.3  Other amounts payable on reinsurance, including $0 assumed and
           $16,025,431 ceded                                                                    16,025,431         15,998,017
      9.4  Interest Maintenance Reserve.
10.   Commissions to agents due or accrued - life and annuity contracts $51,779,185,
      accident and health $0 and deposit-type contract funds $8,835,143                         60,614,328         56,208,822
11.   Commissions and expense allowances payable on reinsurance assumed.
12.   General expenses due or accrued                                                           43,960,296         47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including $(1,594,892,882)
      accrued for expense allowances recognized in reserves, net of reinsured allowances)   (1,641,506,906)    (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                   12,033,538          9,647,525
15.1  Current federal and foreign income taxes, including $60,743,863 on realized
      capital gains (losses)                                                                    10,676,305
15.2  Net deferred tax liability
16.   Unearned investment income                                                                 3,118,294          3,304,252
17.   Amounts withheld or retained by company as agent or trustee                                5,805,701          1,866,332
18.   Amounts held for agents' account, including $1,236,854 agents' credit balances             1,236,854          1,327,925
19.   Remittances and items not allocated                                                       99,720,198        145,871,785
20.   Net adjustment in assets and liabilities due to foreign exchange rates
21.   Liability for benefits for employees and agents if not included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                                              70,165,842          6,003,772
      24.2 Reinsurance in unauthorized companies                                                    10,330             10,330
      24.3 Funds held under reinsurance treaties with unauthorized reinsurers                1,337,620,453      1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                                       25,883,792         39,493,081
      24.5 Drafts outstanding                                                                  132,505,278        135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                                               51,498,771         27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                                      603,851,249      1,959,624,176
                                                                                            ---------------------------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)                 9,476,370,580     12,731,537,849
                                                                                            ---------------------------------
27.   From Separate Accounts statement                                                      57,886,927,392     50,551,150,119
                                                                                            ---------------------------------
28.   Total liabilities (Lines 26 and 27)                                                   67,363,297,972     63,282,687,968
                                                                                            ---------------------------------
29.   Common capital stock                                                                       2,500,000          2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds                                 290,008,750        497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                                                  3,586,870,601      1,692,530,362
34.   Aggregate write-ins for special surplus funds                                                      0                  0
35.   Unassigned funds (surplus)                                                             1,088,976,250        (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate
      Accounts Statement)                                                                    4,965,855,601      2,175,358,411
                                                                                            ---------------------------------
38.   Totals of Lines 29, 30 and 37                                                          4,968,355,602      2,177,858,411
                                                                                            ---------------------------------
39.   Totals of Lines 28 and 38                                                             72,331,653,574     65,460,546,378
                                                                                            ---------------------------------

                                            DETAILS OF WRITE-INS

2501. Collateral on Derivatives                                                                485,514,180      1,682,427,970
2502. Securities Lending Collateral                                                                               215,494,633
2503. Derivative Investments                                                                                       27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page                            118,337,069         34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                  603,851,249      1,959,624,176
3101. Gain on Inforce Reinsurance                                                              191,868,750        197,740,159
3102. Permitted practice DTA                                                                    98,140,000        299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                      0                  0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                  290,008,750        497,354,084
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                      0                  0
3499.  Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                           0                  0


                                       Q03

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                          1                2                 3
                                                                       CURRENT           PRIOR        PRIOR YEAR ENDED
                                                                     YEAR TO DATE    YEAR TO DATE       DECEMBER 31
                                                                    --------------------------------------------------
1.      Premiums and annuity considerations for life and accident
        and health contracts                                         2,443,597,232    6,052,581,876     9,352,507,146
2.      Considerations for supplementary contracts with life
        contingencies                                                      175,146           11,038            78,236
3.      Net investment income                                          366,114,464      276,218,341       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)               1,570,833         (542,623)         (484,358)
5.      Separate Accounts net gain from operations excluding
        unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded        146,712,630      170,587,082       229,723,440
7.      Reserve adjustments on reinsurance ceded                        (8,217,157)     (15,019,532)      (18,160,804)
8.      Miscellaneous Income:
        8.1  Income from fees associated with investment
             management, administration and contract guarantees
             from Separate Accounts                                    843,915,274    1,090,085,380     1,363,867,995
        8.2  Charges and fees for deposit-type contracts
        8.3  Aggregate write-ins for miscellaneous income              141,369,339      290,232,249       310,502,821
                                                                    -------------------------------------------------
9.      Totals (Lines 1 to 8.3)                                      3,935,237,761    7,864,153,811    11,614,068,486
                                                                    -------------------------------------------------
10.     Death benefits                                                 234,560,472      235,633,713       332,285,784
11.     Matured endowments (excluding guaranteed annual pure
        endowments)                                                        423,672          378,996           488,258
12.     Annuity benefits                                                60,178,907       61,541,870       316,594,968
13.     Disability benefits and benefits under accident and
        health contracts                                                 4,480,616        3,686,202         5,429,577
14.     Coupons, guaranteed annual pure endowments and
        similar benefits                                                       112              112               112
15.     Surrender benefits and withdrawals for life contracts        5,336,634,814    7,797,442,352     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type
        contract funds                                                   3,825,370       20,539,166        15,797,103
18.     Payments on supplementary contracts with life
        contingencies.                                                   2,390,765        2,403,901         3,262,919
19.     Increase in aggregate reserves for life and accident and
        health contracts                                            (2,265,161,601)     544,249,832     4,809,455,973
                                                                    -------------------------------------------------
20.     Totals (Lines 10 to 19)                                      3,377,333,127    8,665,876,144    15,448,367,287
21.     Commissions on premiums, annuity considerations and
        deposit-type contract funds (direct business only)             384,759,916      650,122,356       821,540,041
22.     Commissions and expense allowances on reinsurance assumed        7,154,917       10,361,428        13,310,322
23.     General insurance expenses                                     299,711,326      346,808,743       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal
        income taxes                                                    27,343,617       33,112,822        43,032,521
25.     Increase in loading on deferred and uncollected premiums        (3,362,357)      (2,706,979)       (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of
        reinsurance                                                 (2,739,262,578)  (1,369,470,595)   (1,671,680,758)
27.     Aggregate write-ins for deductions                            (127,373,211)    (271,776,886)     (295,289,105)
                                                                    -------------------------------------------------
28.     Totals (Lines 20 to 27)                                      1,226,304,757    8,062,327,033    14,802,525,006
                                                                    -------------------------------------------------
29.     Net gain from operations before dividends to
        policyholders and federal income taxes
        (Line 9 minus Line 28)                                       2,708,933,004     (198,173,222)   (3,188,456,520)
30.     Dividends to policyholders                                         882,340        1,745,289         1,555,063
                                                                    -------------------------------------------------
31.     Net gain from operations after dividends to policyholders
        and before federal income taxes (Line 29 minus Line 30)      2,708,050,664     (199,918,511)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax
        on capital gains)                                              199,201,737      (54,559,952)     (245,744,939)
                                                                    -------------------------------------------------
33.     Net gain from operations after dividends to policyholders
        and federal income taxes and before realized capital
        gains or (losses) (Line 31 minus Line 32)                    2,508,848,927     (145,358,559)   (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains
        (losses) transferred to the IMR) less capital gains
        tax of $8,039,601 (excluding taxes of $7,364,376
        transferred to the IMR)                                       (158,257,175)      (4,977,175)      961,161,644
                                                                    -------------------------------------------------
35.     Net income (Line 33 plus Line 34)                            2,350,591,752     (150,335,734)   (1,983,105,000)
                                                                    -------------------------------------------------
                         CAPITAL AND SURPLUS ACCOUNT

36.     Capital and surplus, December 31, prior year                 2,177,858,411    2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                         2,350,591,752     (150,335,734)   (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less
        capital gains tax of $467,158,220                             (867,204,274)      88,049,614       731,680,206
39.     Change in net unrealized foreign exchange capital
        gain (loss)                                                      6,531,047       (1,083,169)      (34,794,203)
40.     Change in net deferred income tax                             (413,056,635)     127,834,429       669,251,250
41.     Change in nonadmitted assets                                    87,477,044       28,039,890      (182,691,362)
42.     Change in liability for reinsurance in unauthorized
        companies                                                                                             558,760
43.     Change in reserve on account of change in valuation basis,
        (increase) or decrease.                                                                            23,935,154
44.     Change in asset valuation reserve                              (64,162,070)      38,081,024        40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts
        during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes.
49.     Cumulative effect of changes in accounting principles            3,700,823
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                 1,894,340,239        2,791,041       208,661,159
        51.2 Transferred to capital (Stock Dividend).
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                      (156,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus           (207,720,734)       7,059,262       302,923,872
                                                                    -------------------------------------------------
54.     Net change in capital and surplus (Lines 37 through 53)      2,790,497,192      (15,563,643)     (378,729,396)
                                                                    -------------------------------------------------
55.     Capital and surplus as of statement date (Lines 36 + 54)     4,968,355,602    2,541,024,164     2,177,858,411

                                           DETAILS OF WRITE-INS

08.301. Other Investment Management Fees                                72,699,043       96,473,322       130,208,911
08.302. Separate Account Loads                                          59,704,006      105,921,916       107,963,200
08.303. Miscellaneous Income                                             8,966,290       87,837,011        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow
        page                                                                     0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3
        above)                                                         141,369,339      290,232,249       310,502,821
                                                                    -------------------------------------------------
2701.   MODCO Reserve Adjustment on Reinsurance Assumed               (170,100,250)       8,821,081      (339,633,625)
2702.   Miscellaneous Deductions                                        43,612,280          307,488        43,926,598
2703.   Change in Provision for Experience-Rated Refunds                  (885,241)    (280,905,455)          417,922
2798.   Summary of remaining write-ins for Line 27 from overflow
        page                                                                     0                0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)       (127,373,211)    (271,776,886)     (295,289,105)
                                                                    -------------------------------------------------
5301.   Permitted practice DTA                                        (201,473,925)       7,059,262       299,613,925
5302.   Gain on Inforce Reinsurance                                     (6,246,809)                         3,309,947
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow
        page                                                                     0                0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)       (207,720,734)       7,059,262       302,923,872


                                       Q04

                                    CASH FLOW

                                                                                    1                2
                                                                              CURRENT YEAR    PRIOR YEAR ENDED
                                                                                TO DATE          DECEMBER 31
                                                                             ---------------------------------
                               CASH FROM OPERATIONS
1.      Premiums collected net of reinsurance                                 2,442,643,288     9,351,978,269
2.      Net investment income                                                   308,950,849       408,198,730
3.      Miscellaneous income                                                  1,123,780,086     1,885,933,452
                                                                             --------------------------------
4.      Total (Lines 1 through 3)                                             3,875,374,223    11,646,110,451
5.      Benefit and loss related payments                                     5,583,542,117    10,733,727,427
6.      Net transfers to Separate Accounts, Segregated Accounts
        and Protected Cell Accounts                                          (2,739,842,014)   (2,500,961,899)
7.      Commissions, expenses paid and aggregate write-ins for deductions       504,958,766    (1,468,784,326)
8.      Dividends paid to policyholders                                           1,055,824         2,304,771
9.      Federal and foreign income taxes paid (recovered) net of $0
        tax on capital gains (losses)                                            29,819,039       (96,262,978)
                                                                             --------------------------------
10.     Total (Lines 5 through 9)                                             3,379,533,732     6,670,022,995
11.     Net cash from operations (Line 4 minus Line 10)                         495,840,491     4,976,087,456

                               CASH FROM INVESTMENTS

12.     Proceeds from investments sold, matured or repaid:
        12.1 Bonds                                                            6,944,585,054       779,817,535
        12.2 Stocks                                                                                38,675,892
        12.3 Mortgage loans                                                      83,972,375        17,014,335
        12.4 Real estate
        12.5 Other invested assets                                                1,346,796           116,431
        12.6 Net gains or (losses) on cash, cash equivalents and
             short-term investments
        12.7 Miscellaneous proceeds                                              41,713,484       987,246,991
                                                                             --------------------------------
        12.8 Total investment proceeds (Lines 12.1 to 12.7)                   7,071,617,709     1,822,871,183
13.     Cost of investments acquired (long-term only):
        13.1 Bonds                                                            6,953,616,119     3,706,707,675
        13.2 Stocks                                                           1,115,227,098        19,943,302
        13.3 Mortgage loans                                                      51,602,808       278,706,286
        13.4 Real estate
        13.5 Other invested assets                                              291,817,651         2,096,528
        13.6 Miscellaneous applications                                         (18,916,580)    1,527,650,914
                                                                             --------------------------------
        13.7 Total investments acquired (Lines 13.1 to 13.6)                  8,393,347,096     5,535,104,704
14.     Net increase (decrease) in contract loans and premium notes              (3,753,681)       11,146,529
15.     Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)    (1,317,975,706)   (3,723,380,050)

                     CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16.     Cash provided (applied):
        16.1 Surplus notes, capital notes
        16.2 Capital and paid in surplus, less treasury stock                 1,894,340,239       204,846,049
        16.3 Borrowed funds
        16.4 Net deposits on deposit-type contracts and other
             insurance liabilities                                                                 (3,470,587)
        16.5 Dividends to stockholders                                                            156,000,000
        16.6 Other cash provided (applied)                                   (1,083,672,458)      462,787,191
                                                                             --------------------------------
17.     Net cash from financing and miscellaneous sources
        (Lines 16.1 through 16.4 minus Line 16.5 plus Line 16.6)                810,667,780       508,162,653
                                                                             --------------------------------

   RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18.     Net change in cash, cash equivalents and short-term investments
        (Line 11 plus Line 15 plus Line 17)                                     (11,467,435)    1,760,870,059
19.     Cash, cash equivalents and short-term investments:
        19.1 Beginning of year                                                2,326,153,004       565,282,946
        19.2 End of period (Line 18 plus Line 19.1)                           2,314,685,570     2,326,153,004

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1

                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                               1               2                3
                                                                         CURRENT YEAR     PRIOR YEAR       PRIOR YEAR
                                                                            TO DATE         TO DATE     ENDED DECEMBER 31
                                                                        -------------------------------------------------
1.      Industrial life
2.      Ordinary life insurance                                           998,714,353   1,132,939,011     1,546,934,521
3.      Ordinary individual annuities                                   1,824,066,612   5,373,374,129     6,312,931,770
4.      Credit life (group and individual)
5.      Group life insurance                                                  651,978         640,631           726,004
6.      Group annuities                                                           242          11,300            11,300
7.      A&H - group
8.      A&H - credit (group and individual)
9.      A&H - other                                                           724,850         799,413         1,050,535
10.     Aggregate of all other lines of business                                    0               0                 0
                                                                        -------------------------------------------------
11.     Subtotal                                                        2,824,158,037   6,507,764,484     7,861,654,130
12.     Deposit-type contracts
                                                                        -------------------------------------------------
13.     Total                                                           2,824,158,037   6,507,764,484     7,861,654,130

                         DETAILS OF WRITE-INS

1001.
1002.
1003.
1098.   Summary of remaining write-ins for Line 10 from overflow page               0               0                 0
1099.   Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                      0               0                 0


                                       Q06

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The NAIC is actively considering modifying its statutory accounting practice for deferred tax assets to allow for greater admissibility of the DTA. The proposal under consideration is similar in many respects to the permitted practice granted to the company by the State of Connecticut for year-end 2008, and the first three quarters of 2009. The NAIC proposal would apply to 2009 and 2010 during which time the NAIC would decide whether to make permanent changes in this area of statutory accounting. It is expected that the NAIC will act at or before its national meeting in early December.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                 SEPTEMBER 30,     DECEMBER 31,
                                                     2009             2008
                                                --------------------------------
Net Income (Loss), State of Connecticut basis   $2,350,591,752   $(1,983,105,000)
State prescribed practice:
Reserve Credit                                  $   55,865,116   $  (142,388,066)
                                                --------------------------------
Net income (Loss), NAIC SAP:                    $2,406,456,868   $(2,125,493,066)
                                                ================================
Statutory surplus, State of Connecticut basis   $4,968,355,602   $ 2,177,858,411
State prescribed/permitted practice:
Reserve Credit                                  $ (334,705,422)  $  (390,570,538)
Deferred income taxes (as described above)      $  (98,140,000)  $  (299,613,925)
                                                --------------------------------
Statutory surplus, NAIC SAP:                    $4,535,510,180   $ 1,487,673,948
                                                ================================

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     In September 2009, the National Association of Insurance Commissioners ("NAIC") issued Statement of Statutory Accounting Principles ("SSAP") No 43-Revised (Loan-backed and Structured Securities) which is effective September 30, 2009. SSAP No. 43-Revised establishes statutory accounting principles for investments in loan-backed securities and structured securities and supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43-Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99. The implementation of SSAP No.43-Revised negatively impacted net income for other-than-temporary impairments of loan backed securities by $79,589,512 (see Note 5.D.5).

     In 2008, the NAIC issued SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment) which is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.


                                       Q07

NOTE 5 - INVESTMENTS

     D. LOAN-BACKED SECURITIES

     1. The statement value and estimated fair value of loan-backed securities is $2,429,712,629 and $2,164,376,933 at September 30, 2009,
          respectively.

     2. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from broker dealer survey value or internal estimates.

     3. The Company is not exposed to any significant credit concentration risk of a single issuer for loan-backed securities as of September 30, 2009.

     4.   - None

     5.   - Loan-backed securities

    1              2              3             4             5             6
               BOOK/ADJ
               CARRYING
                 VALUE                                    AMORTIZED
               AMORTIZED                    RECOGNIZED    COST AFTER
              COST BEFORE                  OTHER-THAN-   OTHER-THAN-
            CURRENT PERIOD    PROJECTED     TEMPORARY     TEMPORARY
  CUSIP          OTTI         CASH FLOWS    IMPAIRMENT    IMPAIRMENT    FAIR VALUE
00503NAB7       7,535,388      1,959,990    (5,575,398)    1,959,990       607,018
00503NAC5         462,707        143,832      (318,875)      143,832       605,000
03072SDD4         459,984        197,774      (262,210)      197,774        32,135
05947UHT8       3,987,817      3,981,363        (6,454)    3,981,363     3,980,969
059497BW6       9,725,618      9,468,201      (257,417)    9,468,201     8,381,882
059500BK3         324,723        301,920       (22,804)      301,920       279,440
07383FDB1         657,908        557,245      (100,663)      557,245       552,963
07383FYN2       1,426,119      1,353,732       (72,387)    1,353,732     1,587,169
07388NAX4       8,656,256      6,740,943    (1,915,314)    6,740,943     6,301,194
07388RAJ6      11,916,718     11,151,839      (764,879)   11,151,839     8,317,842
1248MBAJ4       5,999,822      5,025,289      (974,533)    5,025,289     2,360,557
14984WAA8      20,861,906     16,561,084    (4,300,822)   16,561,084    10,432,823
15188RAB8       2,955,558        231,036    (2,724,522)      231,036       755,778
15188RAC6         309,149        104,345      (204,804)      104,345       335,392
173067AJ8       1,373,631      1,082,028      (291,603)    1,082,028     1,532,755
22540VV33       2,653,742      2,644,326        (9,416)    2,644,326     2,502,017
22541NVA4       2,380,022      2,338,979       (41,043)    2,338,979     2,347,354
22545XAK9         702,883         27,652      (675,230)       27,652       108,011
22545XBB8       2,950,174      2,138,694      (811,480)    2,138,694     1,969,779
36158YBE8         929,981        920,611        (9,369)      920,611       866,016
361849N65       1,365,928        690,902      (675,025)      690,902       946,149
3622G0AC4         822,792        302,810      (519,982)      302,810       550,000
3622MSAB8         141,224         61,274       (79,949)       61,274       124,800
36246LAK7       8,239,595      1,170,631    (7,068,964)    1,170,631     1,976,293
38500XAC6       4,667,000      4,141,533      (525,467)    4,141,533       466,700
46625MCY3         644,072        572,349       (71,723)      572,349       526,565
46625MKQ1       1,741,503      1,562,569      (178,934)    1,562,569     1,521,277
46625YJP9         787,944        729,302       (58,642)      729,302       741,670
46625YWE9       3,076,000      2,571,757      (504,243)    2,571,757     3,146,164
51804WAC4       1,081,428         30,116    (1,051,312)       30,116        86,608
51804XAU2         742,470         11,524      (730,946)       11,524        36,450
51804XAV0          24,893          5,125       (19,768)        5,125        31,228
                                      --


                                     Q07.1

                    7,277                       (7,277)           --         6,770
55312YBD3       3,548,927      2,803,190      (745,737)    2,803,190     2,370,961
75970JAS5          89,897         27,605       (62,291)       27,605        12,004
75970JAU0          65,937         51,364       (14,573)       51,364        11,073
75970QAQ3         448,316        395,098       (53,217)      395,098       173,005
75971FAQ6         265,484        212,978       (52,506)      212,978       220,636
75971FAT0         154,019         78,813       (75,206)       78,813        40,741
78402KAA3       1,239,064        218,650    (1,020,415)      218,650       217,500
78402KAB1         217,512         59,437      (158,075)       59,437        72,500
92978QBZ9       6,023,076      3,678,421    (2,344,655)    3,678,421     4,440,596
92978TBU4       5,534,393      3,809,263    (1,725,131)    3,809,263     4,213,330
93364LAD0      12,911,490      9,593,171    (3,318,318)    9,593,171     3,900,000
94352YAC6      26,000,000        486,799   (25,513,201)      486,799     5,070,378
94352YAD4       8,000,000        223,356    (7,776,644)      223,356     1,243,848
94352YAE2       5,000,000        224,196    (4,775,804)      224,196       788,035
949837AA6      17,122,470     17,053,237       (69,233)   17,053,237    12,867,626
94985FAA6      18,763,387     17,710,334    (1,053,053)   17,710,334    13,565,628
              --------------------------------------------------------------------
Total         214,996,200    135,406,688   (79,589,512)  135,406,688   113,224,627
              --------------------------------------------------------------------


                                     Q07.2

6. SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss aging for loan-backed securities by type and length of time the security was in a continuous unrealized loss position as of September 30, 2009:

                                               LESS THAN 12 MONTHS
                                   ------------------------------------------
                                     AMORTIZED                    UNREALIZED
                                       COST        FAIR VALUE       LOSSES
-----------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies & authorities
      -guaranteed & sponsored
      -asset backed                $  4,576,630   $  4,557,592   $    (19,039)
All other corporate-asset backed    322,817,034    270,627,159    (52,189,875)
                                   ------------------------------------------
TOTAL LOAN-BACKED SECURITIES       $327,393,664   $275,184,751   $(52,208,913)
                                   ------------------------------------------

                                                 12 MONTHS OR MORE
                                   ---------------------------------------------
                                      AMORTIZED                      UNREALIZED
                                        COST         FAIR VALUE        LOSSES
--------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies & authorities
      -guaranteed & sponsored
      -asset backed                $          930   $        920   $         (10)
All other corporate-asset backed    1,038,874,619    773,551,008    (265,323,611)
                                   ---------------------------------------------
TOTAL LOAN-BACKED SECURITIES       $1,038,875,550   $773,551,928   $(265,323,621)
                                   ---------------------------------------------

                                                        TOTAL
                                   -----------------------------------------------
                                      AMORTIZED                        UNREALIZED
                                        COST          FAIR VALUE         LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies & authorities
      -guaranteed & sponsored
      -asset backed                $    4,577,561   $    4,558,512   $     (19,049)
All other corporate-asset backed    1,361,691,653    1,044,178,168    (317,513,486)
                                   -----------------------------------------------
TOTAL LOAN-BACKED SECURITIES       $1,366,269,214   $1,048,736,679   $(317,532,535)
                                   -----------------------------------------------

     7. As of September 30, 2009, loan-backed securities in an unrealized loss position, comprised of 333 securities, primarily related to commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS"), which have experienced significant price deterioration. The Company does not intend to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of September 30, 2009.

     8.   None

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.

NOTE 9 - INCOME TAXES

     No significant change.


                                     Q07.3

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

Effective September 30, 2009, the Company's parent, Hartford Life Insurance Company changed its reporting entity structure to contribute certain wholly owned subsidiaries, including European insurance operations, several broker dealer entities and investment advisory and service entities to the Company. The contribution of subsidiaries was effected to more closely align servicing entities with the writing company issuing the business they service as well as to more efficiently deploy capital across the organization. The following entities and their statement values as of September 30, 2009 were contributed to the Company:

                                   STATEMENT VALUE AS OF
           SUBSIDIARY                SEPTEMBER 30, 2009
--------------------------------------------------------
Hartford Financial Services, LLC      $  290,943,025
Hartford Life International Ltd          189,086,367
Hartford Life Ltd, Ireland               832,517,563
Woodbury Financial Services               93,528,169
                                      --------------
   Total                              $1,406,075,124
                                      --------------

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. The Company did not have any wash sales as of September 30, 2009.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.


                                     Q07.4

NOTE 21 - EVENTS SUBSEQUENT

On October 29, 2009 approval was received from the domiciliary state for the Company to enter into one or more reinsurance agreements with an affiliated captive reinsurance company to cede both in-force and future U.S. and assumed Japan variable annuity business. The arrangement includes both modified coinsurance and coinsurance with funds withheld components.

In conjuction with this transaction, the company will transfer ownership of the affiliated captive reinsurer to it's ultimate parent Hartford Financial Services Group resulting in a reduction to statutory surplus of approximately $700M.

The purpose of this transaction is to reduce the volatility associated with statutory risk based capital requirements.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no changes in incurred losses and loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                     Q07.5

                             GENERAL INTERROGATORIES

   (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                        PART 1 - COMMON INTERROGATORIES

                                    GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of
     Disclosure of Material Transactions with the State of Domicile, as required by the Model Act?          Yes |X|   No |_|

1.2  If yes, has the report been filed with the domiciliary state?                                          Yes |X|   No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the reporting entity?                                          Yes |_|   No |X|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the organizational chart since the prior quarter
     end?                                                                                                   Yes |_|   No |X|

     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during the period covered by
     this statement?                                                                                        Yes |_|   No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                      1                            2            3
                                                 NAIC       STATE OF
               NAME OF ENTITY                COMPANY CODE   DOMICILE
     ---------------------------------------------------------------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there
     been any significant changes regarding the terms of the agreement or principals involved?         Yes |_|   No |X|   N/A |_|

     If yes, attach an explanation.

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting entity was made or is
     being made.                                                                                                 12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined
     balance sheet and not the date the report was completed or released.                                        12/31/2007

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the examination report and not the date of the examination (balance
     sheet date).                                                                                                 6/23/2009

6.4  By what department or departments?

          Connecticut State Insurance Department

6.5  Have all financial statement adjustments within the latest financial examination report been
     accounted for in a subsequent financial statement filed with Departments?                         Yes |_|   No |_|   N/A |X|

6.6  Have all of the recommendations within the latest financial examination report been complied
     with?                                                                                             Yes |X|   No |_|   N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations
     (including corporate registration, if applicable) suspended or revoked by any governmental
     entity during the reporting period?                                                                    Yes |_|   No |X|

7.2  If yes, give full information:

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the Federal Reserve Board?         Yes |_|   No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities firms?                         Yes |X|   No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the
     Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of
     Thrift Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the Securities
     Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

           1                     2              3     4     5      6     7
     AFFILIATE NAME   LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
     ----------------------------------------------------------------------

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting
     entity subject to a code of ethics, which includes the following standards?                            Yes |X|   No |_|

     (a)  Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d)  The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                                               Yes |_|   No |X|

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the specified officers?               Yes |_|   No |X|


                                      Q08

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).

     _______________________________________________________________________________________________
     _______________________________________________________________________________________________

                                              FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries or affiliates on
     Page 2 of this statement?                                                                              Yes |X|   No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2 amount:                          $12,285,879

                                             INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities
     under securities lending agreements.)                                                                   Yes |X|   No |_|

11.2 If yes, give full and complete information relating thereto:

          $351,921,186 representing five highly rated bonds pledged as collateral for derivative activities.

12.  Amount of real estate and mortgages held in other invested assets in Schedule BA:                           $         0

13.  Amount of real estate and mortgages held in short-term investments:                                         $         0

14.1 Does the reporting entity have any investments in parent, subsidiaries and affiliates?                 Yes |X|   No |_|

14.2 If yes, please complete the following:

                                                                                        1                              2
                                                                                PRIOR YEAR-END                 CURRENT QUARTER
                                                                          BOOK/ADJUSTED CARRYING VALUE  BOOK/ADJUSTED CARRYING VALUE
                                                                          ----------------------------------------------------------
     14.21 Bonds                                                                   $        0                  $            0
     14.22 Preferred Stock                                                         $        0                  $            0
     14.23 Common Stock                                                            $6,488,643                  $1,122,007,971
     14.24 Short-Term Investments                                                  $        0                  $            0
     14.25 Mortgage Loans on Real Estate                                           $        0                  $            0
     14.26 All Other                                                               $        0                  $  290,943,025
                                                                                   ----------                  --------------
     14.27 Total Investment in Parent, Subsidiaries and Affiliates
           (Subtotal Lines 14.21 to 14.26)                                         $6,488,643                  $1,412,950,996
     14.28 Total Investment in Parent included in Lines 14.21 to 14.26
           above.                                                                  $        0                  $            0

15.1 Has the reporting entity entered into any hedging transactions reported on Schedule DB?                Yes |X|   No |_|

15.2 If yes, has a comprehensive description of the hedging program been made available to the
     domiciliary state?                                                                                     Yes |X|   No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E-Part 3-Special Deposits, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section 3, III.
     Conducting Examinations, F-Custodial or Safekeeping Agreements of the NAIC Financial Condition
     Examiners Handbook?                                                                                    Yes |X|   No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, complete the following:

                       1                                      2
             NAME OF CUSTODIAN(S)                     CUSTODIAN ADDRESS
          ----------------------------------------------------------------------------
          JP Morgan Chase Bank, N.A.  4 New York Plaza, 15th Floor, New York, NY 10004
          The Bank of New York        101 Barclay St., 8 West, New York, NY 10286
          The Bank of New York        32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial
          Condition Examiners Handbook, provide the name, location and a complete explanation.

             1           2                     3
          NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
          -----------------------------------------------

     16.3 Have there been any changes, including name changes, in the custodian(s) identified in
          16.1 during the current quarter?                                                                    Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                1               2                3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------------------------------------------------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                     2         3
          CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
          ---------------------------------------------------

     17.1 Have all the filing requirements of the Purposes and Procedures Manual of the NAIC
          Securities Valuation Office been followed?                                                          Yes |_| No |X|

     17.2 If no, list exceptions:

          24969*AC3 THE DEPOSITORY TRUST COMPANY
          313855F*4 FEDERAL SIGNAL CORPORATION
          G16963AM8 BUNZL FINANCE PLC GUARAN SEN NOTES


                                      Q08.1

                             PART 2 - LIFE & HEALTH

1.  Report the statement value of mortgage loans at the end of this reporting period for the
    following categories:                                                                               1
1.1 Long-term mortgages in good standing                                                             AMOUNT
    1.11 Farm mortgages                                                                           $ 66,474,365
    1.12 Residential mortgages                                                                    $
    1.13 Commercial mortgages                                                                     $508,115,493
                                                                                                  ------------
    1.14 Total mortgages in good standing.                                                        $574,589,858
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                 $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                           $
    1.32 Residential mortgages                                                                    $
    1.33 Commercial mortgages                                                                     $
                                                                                                  ------------
    1.34 Total mortgages with interest overdue more than three months                             $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                           $
    1.42 Residential mortgages                                                                    $
    1.43 Commercial mortgages                                                                     $
                                                                                                  ------------
    1.44 Total mortgages in process of foreclosure                                                $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)    $574,589,858
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                           $
    1.62 Residential mortgages                                                                    $
    1.63 Commercial mortgages                                                                     $
                                                                                                  ------------
    1.64 Total mortgages foreclosed and transferred to real estate                                $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1        2         3              4              5          6            7
 NAIC    FEDERAL                                            TYPE OF     IS INSURER
COMPANY     ID    EFFECTIVE                               REINSURANCE  AUTHORIZED?
 CODE     NUMBER     DATE    NAME OF REINSURER  LOCATION     CEDED     (YES OR NO)
----------------------------------------------------------------------------------



                                      NONE


                                       Q10

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                 DIRECT BUSINESS ONLY
                                                  ----------------------------------------------------------------------------------
                                                                                       4             5              6           7
                                                                                 ACCIDENT AND
                                                                                    HEALTH
                                             1           LIFE CONTRACTS            INSURANCE
                                                  ----------------------------     PREMIUMS,
                                                        2              3          INCLUDING
                                                       LIFE                        POLICY,                       TOTAL      DEPOSIT-
                                           ACTIVE   INSURANCE       ANNUITY      MEMBERSHIP        OTHER        COLUMNS       TYPE
               STATES, ETC.                STATUS    PREMIUMS   CONSIDERATIONS AND OTHER FEES CONSIDERATIONS  2 THROUGH 5  CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
 1.   Alabama                           AL    L       5,865,674      209,298         3,065        22,829,048    28,907,085
 2.   Alaska                            AK    L       2,060,340                        359         1,418,776     3,479,475
 3.   Arizona                           AZ    L      21,025,011      640,907        15,687        29,514,870    51,196,475
 4.   Arkansas                          AR    L       8,474,065      492,552         2,433        22,067,963    31,037,013
 5.   California                        CA    L     114,024,300    4,808,315        87,338       238,653,523   357,573,476
 6.   Colorado                          CO    L      22,411,942      571,588         4,213        19,716,797    42,704,540
 7.   Connecticut                       CT    L      21,510,079    1,236,249           210        28,576,222    51,322,760
 8.   Delaware                          DE    L       8,124,533       52,781                       9,250,444    17,427,758
 9.   District of Columbia              DC    L       3,379,772                         33         4,392,555     7,772,359
 10.  Florida                           FL    L      65,985,622    5,194,512        34,280       121,369,479   192,583,894
 11.  Georgia                           GA    L      25,766,629      826,761         8,410        51,407,167    78,008,967
 12.  Hawaii                            HI    L       4,209,464       91,475         1,506        12,403,063    16,705,508
 13.  Idaho                             ID    L       3,275,517       35,213         2,317        11,698,314    15,011,361
 14.  Illinois                          IL    L      57,681,638    2,946,073        35,112        92,258,240   152,921,062
 15.  Indiana                           IN    L      15,160,696      816,669        12,533        27,665,297    43,655,196
 16.  Iowa                              IA    L       9,827,188      578,929        40,987        28,550,082    38,997,187
 17.  Kansas                            KS    L      13,644,014      577,684         2,237        19,871,578    34,095,513
 18.  Kentucky                          KY    L      10,282,204      278,108        12,072        13,860,513    24,432,897
 19.  Louisiana                         LA    L      24,560,981      282,245        10,788        34,625,730    59,479,745
 20.  Maine                             ME    L       1,393,582      385,886           520         9,580,228    11,360,215
 21.  Maryland                          MD    L      20,413,191      793,888           580        47,384,649    68,592,308
 22.  Massachusetts                     MA    L      16,589,582      655,202           757        37,479,172    54,724,713
 23.  Michigan                          MI    L      24,980,051    1,244,973        27,649        42,458,316    68,710,990
 24.  Minnesota                         MN    L      37,822,998    1,275,884        62,326        49,399,521    88,560,728
 25.  Mississippi                       MS    L       7,859,521      275,991         4,336        13,262,929    21,402,778
 26.  Missouri                          MO    L      31,016,930      508,664        13,055        45,866,678    77,405,327
 27.  Montana                           MT    L       1,921,563      292,020         2,516         3,046,184     5,262,284
 28.  Nebraska                          NE    L      10,300,773      207,071         8,814        17,290,859    27,807,516
 29.  Nevada                            NV    L       9,222,181      204,801         5,385        16,439,866    25,872,233
 30.  New Hampshire                     NH    L       3,892,449      420,680                       7,606,447    11,919,577
 31.  New Jersey                        NJ    L      22,368,261      425,249           283        34,570,198    57,363,992
 32.  New Mexico                        NM    L       5,135,332      407,659         2,390        11,025,964    16,571,345
 33.  New York                          NY    N       8,353,886      214,663         1,237         2,439,605    11,009,391
 34.  North Carolina                    NC    L      55,006,217    2,578,202        35,009        47,014,561   104,633,989
 35.  North Dakota                      ND    L       5,154,311                      4,648         2,833,813     7,992,772
 36.  Ohio                              OH    L      31,788,895    1,362,356        15,959        48,317,722    81,484,931
 37.  Oklahoma                          OK    L      14,681,527      525,467         7,586        20,252,933    35,467,512
 38.  Oregon                            OR    L       7,721,780      744,962         4,692        24,755,364    33,226,797
 39.  Pennsylvania                      PA    L      41,857,135    1,559,421         1,170        73,485,961   116,903,688
 40.  Rhode Island                      RI    L       4,270,891                      2,969         3,202,813     7,476,673
 41.  South Carolina                    SC    L      14,590,963      717,182         2,010        28,766,194    44,076,349
 42.  South Dakota                      SD    L       8,241,518      120,462         6,653         4,119,603    12,488,236
 43.  Tennessee                         TN    L      15,956,214    1,777,677        11,186        38,576,211    56,321,289
 44.  Texas                             TX    L      79,410,030    3,475,003        14,368       119,396,160   202,295,560
 45.  Utah                              UT    L       4,534,404      668,040         1,983         8,937,861    14,142,288
 46.  Vermont                           VT    L       2,903,044      138,569                       5,706,252     8,747,864
 47.  Virginia                          VA    L      23,095,894    1,200,799         3,821        55,270,495    79,571,009
 48.  Washington                        WA    L      18,236,441    1,498,635         7,470        52,111,461    71,854,007
 49.  West Virginia                     WV    L       6,024,133      657,528         4,251        10,408,026    17,093,938
 50.  Wisconsin                         WI    L      20,925,837    1,382,378       198,546        56,248,724    78,755,485
 51.  Wyoming                           WY    L       1,893,743                      1,231         3,098,751     4,993,725
 52.  American Samoa                    AS    N                                                                          0
 53.  Guam                              GU    N           8,054                                                      8,054
 54.  Puerto Rico                       PR    L          86,583                                        2,440        89,023
 55.  US Virgin Islands                 VI    L          10,639                                       46,000        56,639
 56.  Northern Mariana Islands          MP    N                                                                          0
 57.  Canada                            CN    N           5,201                                                      5,201
 58.  Aggregate Other Alien             OT   XXX      3,580,620            0           373           422,434     4,003,427       0
                                           ---------------------------------------------------------------------------------------
 59.  Subtotal                             (a) 52   998,524,046   45,358,673       727,350     1,730,954,055 2,775,564,125       0
 90.  Reporting entity contributions
      for employee benefit plans             XXX                                                                         0
 91.  Dividends or refunds applied to
      purchase paid-up additions and
      annuities                              XXX          2,874        2,020                                         4,894
 92.  Dividends or refunds applied to
      shorten endowment or
      premium paying period                  XXX                                                                         0
 93.  Premium or annuity considerations
      waived under disability
      or other contract provisions           XXX      1,010,447                                                  1,010,447
 94.  Aggregate other amounts not
      allocable by State                     XXX              0            0             0                 0             0       0
                                           ---------------------------------------------------------------------------------------
 95.  Totals (Direct Business)               XXX    999,537,367   45,360,693       727,350     1,730,954,055 2,776,579,466       0
 96.  Plus Reinsurance Assumed               XXX     98,731,824   53,158,172                     106,089,424   257,979,421
                                           ---------------------------------------------------------------------------------------
 97.  Totals (All Business)                  XXX  1,098,269,191   98,518,866       727,350     1,837,043,480 3,034,558,887       0
 98.  Less Reinsurance Ceded                 XXX    525,235,242                      2,500        65,428,638   590,666,380
                                           ---------------------------------------------------------------------------------------
 99.  Totals (All Business) less
      Reinsurance Ceded                      XXX    573,033,949   98,518,866       724,850     1,771,614,842 2,443,892,507       0

                                                        DETAILS OF WRITE-INS
5801. Other Foreign                          XXX      3,580,620                        373           422,434     4,003,427
5802.                                        XXX                                                                         0
5803.                                        XXX                                                                         0
5898. Summary of remaining write-ins
      for line 58 from overflow page         XXX              0            0             0                 0             0       0
5899. Total (Lines 5801 thru 5803 plus
      5898) (Line 58 above)                  XXX      3,580,620            0           373           422,434     4,003,427       0
                                           ---------------------------------------------------------------------------------------
9401.                                        XXX                                                                         0
9402.                                        XXX                                                                         0
9403.                                        XXX                                                                         0
9498. Summary of remaining write-ins
      for line 94 from overflow page         XXX              0            0             0                 0             0       0
9499. Total (Lines 9401 thru 9403 plus
      9498) (Line 94 above)                  XXX              0            0             0                 0             0       0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

 SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING
                                  COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                   NORTH AMERICAN PROPERTY/CASUALTY OPERATIONS

*    Hartford Fire Insurance Company 06-0383750/NAIC #19682/CT
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

     *    Hartford Underwriters Insurance Company 06-1222527 /NAIC #30104/CT

     *    Twin City Fire Insurance Company 06-0732738/NAIC #29459/IN

     *    Hartford Insurance Company of Illinois 06-1010609/NAIC #38288/IL

     *    Hartford Lloyd's Insurance Company 06-1007031/NAIC #38253/TX

          Four Thirty Seven Land Company, Inc. 13-2852356/DE (37.5% owned)

     *    Hartford Accident and Indemnity Company 06-0383030/NAIC #22357/CT
          * Hartford Casualty Insurance Company 06-0294398/NAIC #29424/IN Four Thirty Seven Land Company, Inc. 13-2852356/DE (62.5% owned)

     Specialty Risk Services, LLC 20-0730592/DE

     HARCO Property Services, Inc. 06-1107677/CT
     HRA, Inc. 06-1185090/CT
          HRA Brokerage Services, Inc. 06-1126749/CT

     Access CoverageCorp., Inc. 56-2160819/NC

*    Nutmeg Insurance Company 06-1032405/NAIC #39608/CT
     (100% of common stock owned by Hartford Holdings, Inc. 22-3866674/DE)

     * Hartford Financial Products International Limited (United Kingdom) Hartford Management, Ltd. (Bermuda)
          *    Hartford Insurance Ltd. (Bermuda)

     HartRe Group, LLC 06-1032405/CT
          *    Fencourt Reinsurance Company, Ltd. 06-1323788 (Bermuda)

     Trumbull Services, LLC 02-0665394/CT
     Hartford Residual Market, LLC 74-3112496/CT
     Trumbull Flood Management, LLC 88-0517612/CT

*    Hartford Insurance Company of the Midwest 06-1008026/NAIC #37478/IN
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

* Hartford Insurance Company of the Southeast 06-1013048/NAIC #38261/CT (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

*    Trumbull Insurance Company 06-1184984/NAIC #27120/CT
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)
          Hartford Technology Services Company, LLC 06-1552692/DE
          Horizon Management Group, LLC 06-1526449/DE

*    Property and Casualty Insurance Company of Hartford 06-1276326/NAIC
     #34690/IN
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

*    Pacific Insurance Company, Limited 06-1401918/NAIC #10046/CT
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

*    Sentinel Insurance Company, Ltd. 06-1552103/NAIC #11000/CT
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

                                 LIFE OPERATIONS

*    Champlain Life Reinsurance Company 32-0181180/VT
     (100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

Hartford Holdings, Inc. 22-3866674/DE
(100% of common stock owned by The Hartford Financial Services Group, Inc. 13-3317783/DE)

     Hartford Life, Inc. 06-1470915/DE

          *    Hartford Life Insurance, KK (Japan)

          *    Hartford Life and Accident Insurance Company 06-0838648/NAIC
               #70815/CT

               * American Maturity Life Insurance Company 06-1422508 /NAIC #81213/CT

               *    Hartford Life Insurance Company 06-0974148/NAIC #88072/CT

                    * Hartford International Life Reassurance Corporation 06-1207332/NAIC #93505/CT

                    * Hartford Life and Annuity Insurance Company 39-1052598/NAIC #71153/CT

                         *    Hartford Life, Ltd. 27-0008332 (Bermuda)

                              Woodbury Financial Services, Inc. 41-0944586/MN
                              (2)(3)

                              Hartford Financial Services, LLC 52-2137766/DE
                              (2)(3)

                                   HL Investment Advisors, LLC 06-1534085/CT
                                        Hartford Investment Financial Services,
                                        LLC 06-1629808/DE
                                        Hartford Investments Canada Corp.
                                        99-0219177 (Canada)
                                   Hartford-Comprehensive Employee Benefit
                                   Service Company 06-1120503/CT
                                   Hartford Retirement Services, LLC
                                   26-1589907/DE
                                   Hartford Equity Sales Company, Inc.
                                   06-0896599/CT
                                   Hartford Securities Distribution Company,
                                   Inc. 06-1408044/CT
                                   Hartford Advantage Investment, Ltd. (Bermuda) Trumbull Securities, LLC 80-0199328/DE

                              Hartford Life International, Ltd.
                              06-1293360/CT(2)(3)
                              *    Hartford Life Limited (Ireland)
                              * Icatu Hartford Seguros S.A., (50% owned) (Brazil)(1)
                                   Icatu Hartford Capitalizacao S.A. (Brazil)

                         The Hartford International Asset Management Company Limited (Ireland)

                    Hartford Hedge Fund Company, LLC 06-1597414/DE

               Hartford Life Private Placement, LLC 01-0573691/DE

               Hartford Administrative Services Company 41-0679409/MN

               Planco, LLC 20-3944101 /DE

               Planco Financial Services, LLC 20-3944031/DE

(1)  Hartford Life International Ltd. has 50% voting rights.

(2) On March 31, 2009, Hartford Life and Accident Insurance Company contributed to Hartford Life Insurance Company 100% of the issued and outstanding shares of Hartford Life International, Ltd., and Woodbury Financial Services, Inc. and 100% of the vested ownership interest in Hartford Financial Services, LLC.

(3) On September 30, 2009, Hartford Life Insurance Company contributed to Hartford Life and Annuity Insurance Company 100% of the issued and outstanding shares of Hartford Life International, Ltd., and Woodbury Financial Services, Inc. and 100% of the vested ownership interest in Hartford Financial Services, LLC.


                                       Q12

                                      NONE


                                      Q12.1

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
1.   Will the Trusteed Surplus Statement be filed with the state of domicile and
     the NAIC with this statement?                                                    NO

2.   Will the Medicare Part D Coverage Supplement be filed with the state of
     domicile and the NAIC with this statement?                                       NO

3.   Will the Reasonableness of Assumptions Certification required by Actuarial
     Guideline XXXV be filed with the state of domicile and electronically with
     the NAIC?                                                                        NO

4.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXV be filed with the state of domicile
     and electronically with the NAIC?                                                NO

5.   Will the Reasonableness of Assumptions Certification for Implied Guaranteed
     Rate Method required by Actuarial Guideline XXXVI be filed with the state
     of domicile and electronically with the NAIC?                                    NO

6.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Average Market Value) be
     filed with the state of domicile and electronically with the NAIC?               NO

7.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Market Value) be filed with
     the state of domicile and electronically with the NAIC?                          NO

EXPLANATIONS:

1.
2.
3.
4.
5.
6.
7.

BAR CODE:

*71153200949000003*
*71153200936500003*
*71153200944500003*
*71153200944600003*
*71153200944700003*
*71153200944800003*
*71153200944900003*


                                       Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                   1              2
                                                                CURRENT      DECEMBER 31
                                                            STATEMENT DATE   PRIOR YEAR
----------------------------------------------------------------------------------------
2504. Interest On Policy Or Contract Funds Due Or Accrued         351,921        317,613
2505. Miscellaneous Liabilities                               117,985,148     34,326,052
2597. Summary of remaining write-ins for Line 25              118,337,069     34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION
                                   Real Estate

                                                                                           1                2
                                                                                                    PRIOR YEAR ENDED
                                                                                     YEAR TO DATE      DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
 1. Book/adjusted carrying value, December 31 of prior year                           27,284,717       27,569,379
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition
    2.2 Additional investment made after acquisition
 3. Current year change in encumbrances                                                1,242,375          675,624
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                   604,924          960,286
                                                                                      ---------------------------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)     27,922,168       27,284,717
10. Deduct total nonadmitted amounts
                                                                                      ---------------------------
11. Statement value at end of current period (Line 9 minus Line 10)                   27,922,168       27,284,717

                            SCHEDULE B - VERIFICATION
                                 Mortgage Loans

                                                                                           1                2
                                                                                                    PRIOR YEAR ENDED
                                                                                     YEAR TO DATE      DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
 1. Book value/recorded investment excluding accrued interest,
    December 31 of prior year                                                         611,371,431      350,528,540
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                             50,801,497      274,862,000
    2.2 Additional investment made after acquisition                                      801,312        3,844,286
 3. Capitalized deferred interest and other                                                 4,578
 4. Accrual of discount                                                                    74,520           94,401
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                           (569)        (732,521)
 7. Deduct amounts received on disposals                                               83,972,375       17,014,335
 8. Deduct amortization of premium and mortgage interest points and commitment
    fees                                                                                   56,420          210,940
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                      ----------------------------
11. Book value/recorded investment excluding accrued interest at end of current
    period (Lines 1+2+3+4+5+6-7-8+9-10)                                               579,023,973      611,371,431
                                                                                      ----------------------------
12. Total valuation allowance                                                          (4,434,115)
                                                                                      ----------------------------
13. Subtotal (Line 11 plus Line 12)                                                   574,589,858      611,371,431
                                                                                      ----------------------------
14. Deduct total nonadmitted amounts
15. Statement value at end of current period (Line 13 minus Line 14)                  574,589,858      611,371,431

                           SCHEDULE BA - VERIFICATION
                         Other Long-Term Invested Assets

                                                                                           1                2
                                                                                                    PRIOR YEAR ENDED
                                                                                     YEAR TO DATE      DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
 1. Book/adjusted carrying value, December 31 of prior year                            10,488,653       9,672,081
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                            291,817,651         331,740
    2.2 Additional investment made after acquisition                                                    1,764,788
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                             (351,667)     (1,159,686)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                1,346,796         116,431
 8. Deduct amortization of premium and depreciation                                                         3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                      ---------------------------
11. Book/adjusted carrying value at end of current period
    (Lines 1+2+3+4+5+6-7-8+9-10)                                                      300,607,841      10,488,653
12. Deduct total nonadmitted amounts
                                                                                      ---------------------------
13. Statement value at end of current period (Line 11 minus Line 12)                  300,607,841      10,488,653

                            SCHEDULE D - VERIFICATION
                                Bonds and Stocks

                                                                                           1                 2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE      DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year      8,638,565,584     5,922,188,539
 2. Cost of bonds and stocks acquired                                                8,068,843,218     3,726,650,976
 3. Accrual of discount                                                                  7,307,640         6,643,753
 4. Unrealized valuation increase (decrease)                                            (9,161,984)       (5,318,621)
 5. Total gain (loss) on disposals                                                      12,202,083       (22,480,831)
 6. Deduct consideration for bonds and stocks disposed of                            6,944,585,055       818,493,426
 7. Deduct amortization of premium                                                      50,769,322        53,000,251
 8. Total foreign exchange change in book/adjusted carrying value                      (27,563,412)       (4,294,729)
 9. Deduct current year's other than temporary impairment recognized                   114,710,210       113,329,825
                                                                                     -------------------------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  9,580,128,543     8,638,565,584
11. Deduct total nonadmitted amounts                                                    19,356,831
                                                                                     -------------------------------
12. Statement value at end of current period (Line 10 minus Line 11)                 9,560,771,712     8,638,565,584


                                      QSI01

                              SCHEDULE D - PART 1B
         Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                1                   2                3                   4
                                     BOOK/ADJUSTED CARRYING   ACQUISITIONS      DISPOSITIONS   NON-TRADING ACTIVITY
                                         VALUE BEGINNING         DURING            DURING             DURING
                                       OF CURRENT QUARTER    CURRENT QUARTER  CURRENT QUARTER     CURRENT QUARTER
-------------------------------------------------------------------------------------------------------------------
    BONDS
 1. Class 1 (a)                           8,762,576,742       1,661,092,845    1,919,400,170       (144,980,040)
 2. Class 2 (a)                           1,878,092,555         119,628,662      130,800,707           (963,319)
 3. Class 3 (a)                             228,959,882                            7,471,309         (6,861,100)
 4. Class 4 (a)                              49,024,584                              884,740           (491,358)
 5. Class 5 (a)                              27,709,740               7,007        2,177,620         27,938,205
 6. Class 6 (a)                               1,267,418                            1,213,257         27,204,573
                                         ----------------------------------------------------------------------
 7. Total Bonds                          10,947,630,921       1,780,728,514    2,061,947,803        (98,153,039)
                                         ----------------------------------------------------------------------
    PREFERRED STOCK
 8. Class 1                                  59,929,552
 9. Class 2                                   8,581,106
10. Class 3
11. Class 4
12. Class 5                                   8,774,271              23,791                                (576)
13. Class 6
                                         ----------------------------------------------------------------------
14. Total Preferred Stock                    77,284,929              23,791                0               (576)
                                         ----------------------------------------------------------------------
15. Total Bonds and Preferred Stock      11,024,915,850       1,780,752,305    2,061,947,803        (98,153,615)
                                         ----------------------------------------------------------------------

                                                5                       6                       7                       8
                                     BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING
                                          VALUE END OF            VALUE END OF            VALUE END OF          VALUE DECEMBER 31
                                          FIRST QUARTER          SECOND QUARTER           THIRD QUARTER            PRIOR YEAR
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS
 1. Class 1 (a)                           9,445,548,483           8,762,576,742           8,359,289,377           8,749,832,390
 2. Class 2 (a)                           1,818,377,338           1,878,092,555           1,865,957,191           1,625,330,953
 3. Class 3 (a)                             170,279,306             228,959,882             214,627,473             134,681,924
 4. Class 4 (a)                              33,324,885              49,024,584              47,648,486                  63,173
 5. Class 5 (a)                              18,533,819              27,709,740              53,477,332              27,026,883
 6. Class 6 (a)                               1,766,964               1,267,418              27,258,735               1,457,742
                                         --------------------------------------------------------------------------------------
 7. Total Bonds                          11,487,830,795          10,947,630,921          10,568,258,594          10,538,393,066
                                         --------------------------------------------------------------------------------------
    PREFERRED STOCK
 8. Class 1                                  59,929,552              59,929,552              59,929,552             149,493,229
 9. Class 2                                   8,581,106               8,581,106               8,581,106              82,334,324
10. Class 3                                                                                                          23,181,702
11. Class 4                                   4,655,000
12. Class 5                                     363,298               8,774,271               8,797,487                 352,714
13. Class 6
                                         --------------------------------------------------------------------------------------
14. Total Preferred Stock                    73,528,956              77,284,929              77,308,145             255,361,969
                                         --------------------------------------------------------------------------------------
15. Total Bonds and Preferred Stock      11,561,359,751          11,024,915,850          10,645,566,739          10,793,755,035
                                         --------------------------------------------------------------------------------------

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:

     NAIC 1 $32,836,534; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.


                                      QSI02

                              SCHEDULE DA - PART 1
                             Short-Term Investments

                        1            2            3                4                       5
                  BOOK/ADJUSTED                 ACTUAL     INTEREST COLLECTED  PAID FOR ACCRUED INTEREST
                 CARRYING VALUE  PAR VALUE       COST         YEAR TO DATE            YEAR TO DATE
--------------------------------------------------------------------------------------------------------
9199999 Totals    2,193,818,076     XXX     2,193,734,911      7,557,699

                           SCHEDULE DA - VERIFICATION
                             Short-Term Investments

                                                                                           1                2
                                                                                                    PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
 1. Book/adjusted carrying value, December 31 of prior year                          2,166,709,611      476,504,914
 2. Cost of short-term investments acquired                                          9,717,664,198    9,367,885,094
 3. Accrual of discount                                                                    513,781        1,335,722
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                       3,447,104               (0)
 6. Deduct consideration received on disposals                                       9,691,833,825    7,681,603,848
 7. Deduct amortization of premium                                                          63,496           39,330
 8. Total foreign exchange change in book/adjusted carrying value                       (2,619,298)       2,627,059
 9. Deduct current year's other than temporary impairment recognized
                                                                                     ------------------------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  2,193,818,076    2,166,709,611
11. Deduct total nonadmitted amounts
                                                                                     ------------------------------
12. Statement value at end of current period (Line 10 minus Line 11)                 2,193,818,076    2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1

                                      NONE


                                      QSI04

                            SCH. DB-PART F-SECTION 2

                                      NONE


                                      QSI05

                            SCHEDULE E- VERIFICATION
                                Cash Equivalents

                                                                           1                2
                                                                                    PRIOR YEAR ENDED
                                                                      YEAR TO DATE     DECEMBER 31
----------------------------------------------------------------------------------------------------
 1. Book/adjusted carrying value, December 31 of prior year            11,673,000      17,419,000
 2. Cost of cash equivalents acquired
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                         11,673,000       5,746,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                       --------------------------
10. Book/adjusted carrying value at end of current period
    (Lines 1+2+3+4+5-6-7+8-9)                                                   0      11,673,000
11. Deduct total nonadmitted amounts
                                                                       --------------------------
12. Statement value at end of current period (Line 10 minus Line 11)            0      11,673,000


                                      QSI06

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

             1             LOCATION       4           5              6            7                 8                   9
                         -----------
                           2      3                                                                                 ADDITIONAL
                                                                ACTUAL COST                BOOK/ADJUSTED CARRYING   INVESTMENT
                                        DATE                     AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
------------------------------------------------------------------------------------------------------------------------------



                                      NONE

                               SCHEDULE A - PART 3

 Showing all Real Estate DISPOSED During the Quarter, Including Payments During
                    the Final Year on "Sales Under Contract"

             1             LOCATION       4             5               6            7              8
                         -----------
                           2     3                                              EXPENDED FOR
                                                                                 ADDITIONS,
                                                                                  PERMANENT   BOOK/ADJUSTED
                                                                                IMPROVEMENTS  CARRYING VALUE
                                                                                 AND CHANGES       LESS
                                      DISPOSAL                                       IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
------------------------------------------------------------------------------------------------------------


             1                CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         -----------------------------------------------------------------
                              9            10           11             12           13
                                         CURRENT
                                         YEAR'S                                    TOTAL
                                       OTHER THAN    CURRENT         TOTAL       FOREIGN
                            CURRENT     TEMPORARY     YEAR'S       CHANGE IN     EXCHANGE
                            YEAR'S     IMPAIRMENT   CHANGE IN       B./A.C.V.    CHANGE IN
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10)   B./A.C.V.
------------------------------------------------------------------------------------------


             1                 14            15           16            17           18            19          20



                         BOOK/ADJUSTED                                                       GROSS INCOME    TAXES,
                            CARRYING                    FOREIGN                                  EARNED     REPAIRS,
                           VALUE LESS     AMOUNTS     EXCHANGE      REALIZED       TOTAL     LESS INTEREST    AND
                          ENCUMBRANCES    RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY   ON DISPOSAL   DURING YEAR  ON DISPOSAL   ON DISPOSAL  ON DISPOSAL  ENCUMBRANCES   INCURRED
--------------------------------------------------------------------------------------------------------------------



                                      NONE


                                      QE01

                               SCHEDULE B - PART 2
         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                            LOCATION
           1             -------------    4        5          6            7              8          9
                                                                        ACTUAL       ADDITIONAL
                            2       3                                    COST        INVESTMENT   VALUE OF
                                        LOAN     DATE      RATE OF     AT TIME       MADE AFTER   LAND AND
      LOAN NUMBER         CITY   STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION  BUILDINGS
----------------------------------------------------------------------------------------------------------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES
BHM02YVH0                FRESNO    CA         07/01/2009    2.060                      75,000     115,385
0199999 Total - Mortgages in Good
Standing - Farm Mortgages                         XXX        XXX           0           75,000     115,385
COMMERCIAL MORTGAGES - ALL OTHER
BHM033XZ5                OXNARD    CA         07/01/2009    5.890                     341,150     511,726
0599999 Total - Mortgages in Good
Standing - Commercial Mortgages -
All Other                                         XXX        XXX           0          341,150     511,726
0899999 Total - Mortgages in Good
Standing                                          XXX        XXX           0          416,150     627,110
3399999 Total Mortgages                           XXX        XXX           0          416,150     627,110

                               SCHEDULE B - PART 3
  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                    LOCATION
     1       ---------------------    4        5           6               7
                    2          3
                                                                       BOOK VALUE/
                                                                        RECORDED
                                                                       INVESTMENT
                                    LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
LOAN NUMBER       CITY       STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
-------------------------------------------------------------------------------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4    VARIOUS           US         04/01/2001  09/01/2009       5,045,709
BHM01G8F0    CARY              NC         12/22/2005  09/01/2009          25,265
BHM01JS13    FRESNO            CA         04/17/2006  07/01/2009          17,812
BHM01LDV8    BALTIMORE         MD         04/28/2006  09/01/2009          80,448
BHM01Y6L0    CUMMING           GA         10/05/2006  09/01/2009          10,920
BHM029188    SCOTTS BLUFF      NE         03/02/2007  07/01/2009           8,771
BHM02RH99    TULARE            CA         08/30/2007  09/01/2009          32,615
BHM02VHG4    HUMBOLDT          IA         09/28/2007  07/01/2009           8,280
BHM032091    NEW YORK          NY         01/30/2008  07/01/2009          17,835
BHM03L0T5    STANISLAUS        CA         07/25/2008  09/01/2009          32,648
BHM03S0C7    DALLAS            TX         07/25/2008  09/01/2009          31,237
BHM03TLB4    VARIOUS           MU         07/01/2008  09/01/2009         147,102
BHM03Z7Q3    ROCKVILLE         MD         10/29/2008  09/01/2009          17,386
BHM04EWT5    TUOLUMNE          CA         10/29/2008  07/01/2009          12,621
BHM04QLL7    CHAVES            NM         10/17/2008  09/01/2009          52,296
BHM04X7M6    SILICON VALLEY    CA         10/01/2008  09/01/2009          99,512
                                                                  -------------------
0299999
Total -
Mortgages
With
Partial
Repayments                                                             5,640,457
MORTGAGES DISPOSED
BHM01QD13    PHOENIX           AZ         04/10/2008  08/03/2009      11,922,780
BHM01WKR5    PITTSBURGH        PA         09/22/2006  07/29/2009         249,852
                                                                  -------------------
0399999
Total -
Mortgages
Disposed                                                              12,172,631
                                                                  -------------------
0599999
Total
Mortgages                                                             17,813,088

                                  CHANGE IN BOOK VALUE/RECORDED INVESTMENT
     1       ---------------------------------------------------------------------------------
                  8             9               10             11          12           13
                                          CURRENT YEAR'S                               TOTAL
             UNREALIZED      CURRENT       OTHER THAN     CAPITALIZED     TOTAL      FOREIGN
              VALUATION       YEAR'S       TEMPORARY        DEFERRED    CHANGE IN    EXCHANGE
              INCREASE   (AMORTIZATION)/   IMPAIRMENT       INTEREST    BOOK VALUE   CHANGE IN
LOAN NUMBER  (DECREASE)     ACCRETION      RECOGNIZED      AND OTHER   (8+9-10+11)  BOOK VALUE
----------------------------------------------------------------------------------------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                     (6,185)                                      (6,185)
BHM01G8F0                                                                       0
BHM01JS13                                                                       0
BHM01LDV8                                                                       0
BHM01Y6L0                                                                       0
BHM029188                                                                       0
BHM02RH99                                                                       0
BHM02VHG4                                                                       0
BHM032091                                                                       0
BHM03L0T5                                                                       0
BHM03S0C7                                                                       0
BHM03TLB4                                                                       0
BHM03Z7Q3                                                                       0
BHM04EWT5                                                                       0
BHM04QLL7                                                                       0
BHM04X7M6                                                                       0
             ---------------------------------------------------------------------------------
0299999
Total -
Mortgages
With
Partial
Repayments            0        (6,185)           0             0           (6,185)       0
MORTGAGES DISPOSED
BHM01QD13    (4,466,983)                                               (4,466,983)
BHM01WKR5                                                                       0
             ---------------------------------------------------------------------------------
0399999
Total -
Mortgages
Disposed     (4,466,983)            0            0             0       (4,466,983)       0
             ---------------------------------------------------------------------------------
0599999
Total
Mortgages    (4,466,983)       (6,185)           0             0       (4,473,168)       0


     1             14               15            16           17           18
                BOOK VALUE/
                RECORDED
                INVESTMENT                      FOREIGN
                EXCLUDING                       EXCHANGE     REALIZED      TOTAL
             ACCRUED INTEREST                 GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
LOAN NUMBER     ON DISPOSAL    CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
-----------------------------------------------------------------------------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4        5,039,524        5,039,524                                  0
BHM01G8F0           25,265           25,265                                  0
BHM01JS13           17,812           17,812                                  0
BHM01LDV8           80,448           80,448                                  0
BHM01Y6L0           10,920           10,920                                  0
BHM029188            8,771            8,771                                  0
BHM02RH99           32,615           32,615                                  0
BHM02VHG4            8,280            8,280                                  0
BHM032091           17,835           17,835                                  0
BHM03L0T5           32,648           32,648                                  0
BHM03S0C7           31,237           31,237                                  0
BHM03TLB4          147,102          147,102                                  0
BHM03Z7Q3           17,386           17,386                                  0
BHM04EWT5           12,621           12,621                                  0
BHM04QLL7           52,296           52,296                                  0
BHM04X7M6           99,512           99,512                                  0
             ----------------------------------------------------------------------
0299999
Total -
Mortgages
With
Partial
Repayments       5,634,272        5,634,272        0            0            0
MORTGAGES DISPOSED
BHM01QD13        7,455,797        7,455,797                                  0
BHM01WKR5          250,000          250,000                                  0
             ----------------------------------------------------------------------
0399999
Total -
Mortgages
Disposed         7,705,797        7,705,797        0            0            0
             ----------------------------------------------------------------------
0599999
Total
Mortgages       13,340,068       13,340,068        0            0            0


                                      QE02

                              SCHEDULE BA - PART 2
   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

                                                 LOCATION
       1                     2               ---------------           5             6        7           8          9
                                                 3       4                                                        ACTUAL
                                                                    NAME OF        NAIC      DATE       TYPE      COST AT
     CUSIP                NAME OR                                  VENDOR OR      DESIG-  ORIGINALLY     AND      TIME OF
IDENTIFICATION          DESCRIPTION            CITY    STATE    GENERAL PARTNER   NATION   ACQUIRED   STRATEGY  ACQUISITION
---------------------------------------------------------------------------------------------------------------------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING
CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM035  DC 3    KRG CAPITAL FUND IV LP       DENVER     CO    DIRECT WITH ISSUER          08/03/2009
1599999 Total - Joint Venture or Partnership Interests That
Have Underlying Characteristics of Common Stocks - Unaffiliated                                                      0
ANY OTHER CLASS OF ADMITTED ASSET - AFFILIATED
416515  10 4    HARTFORD FINANCIAL SERVICES  HARTFORD   CT
3899999 Total - Any Other Class of Admitted Asset - Affiliated                                                       0
3999999 Subtotal - Unaffiliated                                                                                      0
4099999 Subtotal - Affiliated                                                                                        0
4199999 Totals                                                                                                       0


       1                                                              10           11            12         13
                                                                  ADDITIONAL                COMMITMENT
                                                                  INVESTMENT                    FOR     PERCENTAGE
     CUSIP                                                        MADE AFTER    AMOUNT OF   ADDITIONAL      OF
IDENTIFICATION                                                   ACQUISITION  ENCUMBRANCES  INVESTMENT   OWNERSHIP
------------------------------------------------------------------------------------------------------------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING
CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM035  DC 3                                                         336,078                 2,188,243      0.3
1599999 Total - Joint Venture or Partnership Interests That
Have Underlying Characteristics of Common Stocks - Unaffiliated      336,078        0        2,188,243      XXX
ANY OTHER CLASS OF ADMITTED ASSET - AFFILIATED
416515  10 4                                                     290,943,023
3899999 Total - Any Other Class of Admitted Asset - Affiliated   290,943,023        0                0      XXX
3999999 Subtotal - Unaffiliated                                      336,078        0        2,188,243      XXX
4099999 Subtotal - Affiliated                                    290,943,023        0                0      XXX
4199999 Totals                                                   291,279,101        0        2,188,243      XXX

                              SCHEDULE BA - PART 3
 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

                                                  LOCATION
       1                     2               -----------------            5                6           7             8
                                                  3        4
                                                                                                               BOOK/ADJUSTED
                                                                                                              CARRYING VALUE
                                                                                         DATE                      LESS
     CUSIP                NAME OR                               NAME OF PURCHASER OR  ORIGINALLY   DISPOSAL    ENCUMBRANCES,
IDENTIFICATION          DESCRIPTION             CITY     STATE   NATURE OF DISPOSAL    ACQUIRED      DATE       PRIOR YEAR
----------------------------------------------------------------------------------------------------------------------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF OTHER - UNAFFILIATED
BHM02K  5A 4    GSO SPECIAL SITUATIONS FUND  NEW JERSEY    NY         VARIOUS         01/01/2009  07/01/2009     1,092,349
1999999 Total - Joint Venture or
Partnership Interests That Have Underlying
Characteristics of Other - Unaffiliated                                                                          1,092,349
3999999 Subtotal - Unaffiliated                                                                                  1,092,349
4199999 Totals                                                                                                   1,092,349

                                                                 CHANGES IN BOOK/ADJUSTED CARRYING VALUE
       1                                    ---------------------------------------------------------------------------------
                                                 9              10             11             12           13          14
                                                         CURRENT YEAR'S  CURRENT YEAR'S                               TOTAL
                                            UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
                                             VALUATION          OR          TEMPORARY      DEFERRED    CHANGE IN     EXCHANGE
     CUSIP                                   INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
IDENTIFICATION                              (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
-----------------------------------------------------------------------------------------------------------------------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF OTHER - UNAFFILIATED
BHM02K  5A 4                                  254,448                                                    254,448
1999999 Total - Joint Venture or
Partnership Interests That Have Underlying
Characteristics of Other - Unaffiliated       254,448          0               0              0          254,448        0
3999999 Subtotal - Unaffiliated               254,448          0               0              0          254,448        0
4199999 Totals                                254,448          0               0              0          254,448        0


       1                                          15              16            17          18           19           20

                                            BOOK/ADJUSTED
                                            CARRYING VALUE                  FOREIGN
                                                 LESS                       EXCHANGE     REALIZED       TOTAL
     CUSIP                                   ENCUMBRANCES                  GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
IDENTIFICATION                                ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
----------------------------------------------------------------------------------------------------------------------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF OTHER - UNAFFILIATED
BHM02K  5A 4                                    296,414        296,414                                    0        (391,948)
1999999 Total - Joint Venture or
Partnership Interests That Have Underlying
Characteristics of Other - Unaffiliated         296,414        296,414          0            0            0        (391,948)
3999999 Subtotal - Unaffiliated                 296,414        296,414          0            0            0        (391,948)
4199999 Totals                                  296,414        296,414          0            0            0        (391,948)


                                      QE03

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                         2                             3         4                       5

     CUSIP                                                              DATE
IDENTIFICATION             DESCRIPTION                      FOREIGN   ACQUIRED            NAME OF VENDOR
-----------------------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
 3620A1  X7 8   GNMA 30YR 06/01/2039                                 09/18/2009  CREDIT SUISSE FIRST BOSTON
 3620A8  LU 5   GNMA 30YR 08/01/2039                                 09/18/2009  CREDIT SUISSE FIRST BOSTON
 3620A9  SH 5   GNMA 30YR 09/01/2039                                 09/18/2009  CREDIT SUISSE FIRST BOSTON
 3620AC  3Z 5   GNMA 30YR 09/01/2039                                 09/18/2009  CREDIT SUISSE FIRST BOSTON
 3620AC  4G 6   GNMA 30YR 09/01/2039                                 09/18/2009  CREDIT SUISSE FIRST BOSTON
 912810  QC 5   TREASURY BOND 08/15/2039                             09/30/2009  Various
 912803  DG 5   TREASURY STRIP (PRIN) 05/15/2039                     07/28/2009  JP MORGAN SECURITIES INC
 0399999        Total - Bonds - U.S. Government
BONDS - U.S. POLITICAL SUBDIVISIONS OF STATES,
TERRITORIES AND POSSESSIONS
 167505  KH 8   CHICAGO ILL BRD ED BUILD AMER 12/01/2039             09/10/2009  MERRILL LYNCH
 2499999        Total - Bonds - U.S. Political Subdivision
                of States, Territories & Possessions
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 3128KR WQ 3    FGOLD 30YR 10/01/2036                                08/24/2009  UBS SECURITIES INC
 3128M7 BX 3    FGOLD 30YR GIANT 12/01/2038                          08/24/2009  UBS SECURITIES INC
 3128M7 Q9 0    FGOLD 30YR GIANT 07/01/2039                          07/09/2009  RBS GREENWICH CAPITAL MARKETS
 31402R AB 5    FNMA 30YR 04/01/2035                                 07/01/2009  Various
 31410K JR 6    FNMA 30YR 06/01/2038                                 08/05/2009  CREDIT SUISSE FIRST BOSTON
 31413U TQ 2    FNMA 30YR 12/01/2037                                 08/24/2009  JP MORGAN SECURITIES INC
 31414A QP 0    FNMA 30YR 01/01/2038                                 08/05/2009  CREDIT SUISSE FIRST BOSTON
 31415P 3Z 9    FNMA 30YR 04/01/2034                                 07/24/2009  RBS GREENWICH CAPITAL MARKETS
 31416J 5H 0    FNMA 30YR 01/01/2039                                 07/09/2009  CREDIT SUISSE FIRST BOSTON
 31418M A2 8    FNMA 30YR 08/01/2037                                 08/20/2009  RBS GREENWICH CAPITAL MARKETS
 BHM0BK MV 9    FNMA 30YR TBA(REG A) 07/13/2039                      06/12/2009  CREDIT SUISSE FIRST BOSTON
 BHM0G9 7B 0    FNMA 30YR TBA(REG A) 10/14/2039                      09/11/2009  RBS GREENWICH CAPITAL MARKETS
 31402R UN 7    FNMA 30YR 02/01/2035                                 08/20/2009  RBS GREENWICH CAPITAL MARKETS
 66285W FB 7    NORTH TEX TWY BABS 01/01/2049                        08/25/2009  GOLDMAN SACHS & CO
 915217 RY 1    UNIVERSITY VA 09/01/2039                             09/03/2009  BANC OF AMERICA SECURITIES LLC
 3199999        Total - Bonds - U.S. Special Revenue &
                Special Assessments
BONDS - INDUSTRIAL AND MISCELLANEOUS
 88579E  AC 9   3M COMPANY 03/15/2037                                09/03/2009  WACHOVIA SECURITIES INC
 00868P  AA 3   AHOLD LEASE USA 01/02/2025                  F        07/01/2009  Various
 009158  AP 1   AIR PRODUCTS AND CHEMICALS IN 08/21/2019             08/18/2009  BNP PARIBAS SECURITIES CORP
 03938L  AL 8   ARCELORMITTAL 02/15/2015                    F        09/02/2009  BARCLAYS CAPITAL INC
 00206R  AS 1   AT&T INC 02/15/2039                                  08/21/2009  GOLDMAN SACHS & CO
 071813  BA 6   BAXTER INTERNATIONAL INC 08/15/2019                  08/18/2009  Various
 097023  AZ 8   BOEING CO 02/15/2020                                 07/23/2009  MORGAN STANLEY
 115885  AK 1   BROWNING-FERRIS INDUSTRIES IN 09/15/2035             09/11/2009  BARCLAYS CAPITAL INC
 12189T  BC 7   BURLINGTON NORTHERN SANTA FE 10/01/2019              09/21/2009  BARCLAYS CAPITAL INC
 15135U  AC 3   CENOVUS ENERGY INC 10/15/2019               A        09/15/2009  BANC OF AMERICA SECURITIES LLC
 17275R  AD 4   CISCO SYSTEMS INC. 02/15/2039                        08/21/2009  CREDIT SUISSE FIRST BOSTON
 172967  ES 6   CITIGROUP INC 05/15/2018                             08/14/2009  CITIGROUP (Salomon/Smith Barney)
 172967  EW 7   CITIGROUP INC 07/15/2039                             08/27/2009  CITIGROUP (Salomon/Smith Barney)
 172967  EZ 0   CITIGROUP INC 10/15/2014                             09/18/2009  BANC OF AMERICA SECURITIES LLC
 20030N  AK 7   COMCAST CORPORATION 11/15/2035                       09/14/2009  DEUTSCHE BANK SECURITIES INC
 22303Q  AH 3   COVIDIEN INTERNATIONAL FINANC 10/15/2037    R        09/03/2009  Various
 22541S  WK 0   CSFB_04-C3 07/01/2036                                09/16/2009  JEFFERIES & CO. INC
 25152C  MN 3   DEUTSCHE BANK AG (LONDON BRAN 09/01/2017    F        08/14/2009  MORGAN STANLEY
 26835P  AC 4   EDP FINANCE BV 10/01/2019                   F        09/22/2009  CITIGROUP (Salomon/Smith Barney)
 302508  AQ 9   FMR LLC 06/15/2029                                   08/18/2009  JP MORGAN SECURITIES INC
 36828Q  KR 6   GECMC_05-C1 06/01/2048                               09/16/2009  BANC OF AMERICA SECURITIES LLC
 BHM0FW  AN 0   GREAT RIVER ENERGY 07/01/2021                        08/13/2009  KEYBANC CAPITAL MARKETS
 452308  AJ 8   ILLINOIS TOOL WORKS INC. 04/01/2019                  07/01/2009  EXCHANGE
 41011W  BS 8   JOHN HANCOCK GLOBAL FUNDING I 09/30/2013             09/02/2009  MORGAN KEEGAN

       1                6              7             8              9                 10
                                                                 PAID FOR      NAIC DESIGNATION
     CUSIP         NUMBER OF                                 ACCRUED INTEREST      OR MARKET
IDENTIFICATION  SHARES OF STOCK   ACTUAL COST    PAR VALUE     AND DIVIDENDS     INDICATOR (A)
-----------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
 3620A1  X7 8                          906,311      877,849          2,438     1
 3620A8  LU 5                        1,775,288    1,719,537          4,776     1
 3620A9  SH 5                        2,949,767    2,857,133          7,936     1
 3620AC  3Z 5                        8,042,930    7,790,352         21,640     1
 3620AC  4G 6                        1,189,785    1,152,421          3,201     1
 912810  QC 5                       31,281,362   29,036,000        146,643     1
 912803  DG 5                       33,649,151  132,665,000                    1
                                  -------------------------------------------------------------
 0399999                            79,794,592  176,098,292        186,636     XXX
                                  -------------------------------------------------------------
BONDS - U.S. POLITICAL SUBDIVISIONS OF STATES,
TERRITORIES AND POSSESSIONS
 167505  KH 8                        3,844,819    3,700,000                    1FE
                                  -------------------------------------------------------------
 2499999
                                     3,844,819    3,700,000              0     XXX
                                  -------------------------------------------------------------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 3128KR WQ 3                        16,683,439   15,816,029         34,268     1
 3128M7 BX 3                         4,301,419    4,085,039          8,851     1
 3128M7 Q9 0                        14,139,357   13,255,000         28,719     1
 31402R AB 5                          (591,276)    (585,240)          (975)    1
 31410K JR 6                         4,871,649    4,726,172          8,665     1
 31413U TQ 2                         8,006,397    7,595,752         16,457     1
 31414A QP 0                         7,242,581    7,026,303         12,882     1
 31415P 3Z 9                        14,106,634   13,607,002         24,946     1
 31416J 5H 0                        11,167,426   11,362,723         17,044     1
 31418M A2 8                         8,173,664    7,840,445         15,572     1
 BHM0BK MV 9                       (11,167,426)  11,362,723                    1
 BHM0G9 7B 0                         3,527,398    3,344,000          7,245     1
 31402R UN 7                         5,766,333    5,531,254         10,986     1
 66285W FB 7                        16,548,032   16,049,000         21,378     1FE
 915217 RY 1                        13,507,370   11,677,000         16,088     1FE
                                  -------------------------------------------------------------
 3199999
                                   116,282,996  132,693,201        222,126     XXX
                                  -------------------------------------------------------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
 88579E  AC 9                        2,113,778    1,895,000         52,207     1FE
 00868P  AA 3                          132,431      149,008          5,316     2FE
 009158  AP 1                        5,945,716    5,950,000                    1FE
 03938L  AL 8                        3,594,150    3,260,000         18,745     2FE
 00206R  AS 1                        8,163,825    7,500,000         15,010     1FE
 071813  BA 6                        5,992,670    6,000,000            240     1FE
 097023  AZ 8                       14,245,004   14,395,000                    1FE
 115885  AK 1                        9,008,080    8,000,000          1,644     2FE
 12189T  BC 7                          831,542      833,000                    2FE
 15135U  AC 3                        3,179,868    3,182,000                    2FE
 17275R  AD 4                        5,219,600    5,000,000          9,014     1FE
 172967  ES 6                        1,383,015    1,500,000         23,990     1FE
 172967  EW 7                        7,196,140    7,000,000         60,035     1FE
 172967  EZ 0                        5,000,850    5,000,000                    1FE
 20030N  AK 7                        5,345,350    5,000,000        110,139     2FE
 22303Q  AH 3                        4,531,289    3,893,000         95,083     1FE
 22541S  WK 0                        3,790,708    3,857,000         10,956     1FE
 25152C  MN 3                        3,403,648    3,200,000         89,600     1FE
 26835P  AC 4                        1,738,800    1,750,000                    1FE
 302508  AQ 9                        8,711,760    8,000,000        111,027     1FE
 36828Q  KR 6                        1,202,779    1,270,000          3,367     1FE
 BHM0FW  AN 0                       17,500,000   17,500,000                    1Z
 452308  AJ 8                       10,998,303   11,000,000        336,111     1FE
 41011W  BS 8                        7,732,950    7,500,000        164,583     1FE


                                      QE04

       1                         2                             3         4                       5

     CUSIP                                                              DATE
IDENTIFICATION             DESCRIPTION                      FOREIGN   ACQUIRED            NAME OF VENDOR
-----------------------------------------------------------------------------------------------------------------
 46625Y  GP 2   JPMCC_05-LDP1 03/01/2046                             08/19/2009  DEUTSCHE BANK SECURITIES INC
 46625H  HL 7   JPMORGAN CHASE & CO 04/23/2019                       08/13/2009  BARCLAYS CAPITAL INC
 46625H  HP 8   JPMORGAN CHASE & CO 01/20/2015                       09/15/2009  JP MORGAN SECURITIES INC
 494550  AW 6   KINDER MORGAN ENERGY PARTNERS 01/15/2038             07/29/2009  BANC OF AMERICA SECURITIES LLC
 C5793#  AE 3   MCCAIN FOODS SENIOR NOTES 09/15/2019        A        08/19/2009  HSBC SECURITIES (USA) INC
 583491  AA 3   MECCANICA HOLDINGS USA INC 07/15/2019                09/22/2009  Various
 583491  AB 1   MECCANICA HOLDINGS USA INC 07/15/2039                07/08/2009  MORGAN STANLEY
 59217E  BZ 6   METROPOLITAN LIFE GLOBAL FUND 09/17/2012             09/10/2009  BANC OF AMERICA SECURITIES LLC
 594918  AD 6   MICROSOFT CORP 06/01/2039                            08/24/2009  Various
 59562V  AM 9   MIDAMERICAN ENERGY HOLDINGS C 04/01/2036             08/21/2009  JP MORGAN SECURITIES INC
 61745M  2F 9   MSC_05-IQ9 07/01/2056                                09/09/2009  WACHOVIA SECURITIES INC
 61746W  YV 6   MSDWC_03-NC1 11/25/2032                              08/25/2009  SCHEDULED ACQUISITION
 652482  BW 9   NEWS AMERICA INC 08/15/2039                          08/20/2009  JP MORGAN SECURITIES INC
 65364U  AA 4   NIAGARA MOHAWK POWER CORPORAT 08/15/2019             08/03/2009  BANC OF AMERICA SECURITIES LLC
 666807  BB 7   NORTHROP GRUMMAN CORP 08/01/2014                     07/27/2009  DEUTSCHE BANK SECURITIES INC
 68400X  AP 5   OOWLT_02-1 05/25/2013                                08/25/2009  SCHEDULED ACQUISITION
 68389X  AE 5   ORACLE CORPORATION 04/15/2038                        08/17/2009  GOLDMAN SACHS & CO
 716743  AD 1   PETRONAS CAP LTD 08/12/2019                 F        08/06/2009  Various
 74005P  AU 8   PRAXAIR INC 08/15/2019                               08/24/2009  BANC OF AMERICA SECURITIES LLC
 740816  AG 8   PRESIDENT AND FELLOWS OF HARV 01/15/2039             08/27/2009  BANC OF AMERICA SECURITIES LLC
 767201  AE 6   RIO TINTO FINANCE (USA) LIMIT 07/15/2013    F        07/29/2009  CREDIT SUISSE FIRST BOSTON
 78632#  AA 6   SADLERS BAR-B-QUE SALES 10/23/2014                   07/23/2009  SCHEDULED ACQUISITION
 822582  AH 5   SHELL INTERNATIONAL FINANCE B 09/22/2015    F        09/15/2009  MORGAN STANLEY
 826200  AC 1   SIEMENS FINANCIERINGSMAATSCHA 10/17/2016    F        08/12/2009  CANTOR FITZGERALD & CO
 826200  AD 9   SIEMENS FINANCIERINGSMAATSCHA 08/17/2026    F        08/27/2009  Various
 790849  AE 3   ST JUDE MEDICAL INC 07/15/2014                       07/28/2009  CREDIT SUISSE FIRST BOSTON
 790849  AF 0   ST JUDE MEDICAL INC 07/15/2019                       07/24/2009  Various
 87927V  AM 0   TELECOM ITALIA CAPITAL 09/30/2034           F        08/14/2009  RBS GREENWICH CAPITAL MARKETS
 88732J  AU 2   TIME WARNER CABLE INC 06/15/2039                     08/18/2009  WACHOVIA SECURITIES INC
 893830  AT 6   TRANSOCEAN INC 03/15/2038                            09/03/2009  WACHOVIA SECURITIES INC
 911312  AL 0   UNITED PARCEL SERVICE INC 04/01/2014                 07/31/2009  BANC OF AMERICA SECURITIES LLC
 91913Y  AN 0   VALERO ENERGY CORPORATION 03/15/2019                 09/17/2009  CREDIT SUISSE FIRST BOSTON
 92343V  AP 9   VERIZON COMMUNICATIONS INC. 04/15/2038               09/15/2009  Various
 984851  AC 9   YARA INTERNATIONAL ASA 06/11/2019           F        09/17/2009  MIZUHO SECURITIES USA INC
 3899999        Total - Bonds - Industrial & Miscellaneous
 8399997        Total - Bonds - Part 3
 8399999        Total - Bonds
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
 78632@  12 6   SADLERS BAR-B-QUE                                    09/29/2009  HIMCO OPERATIONAL TRANSACTION
 BHM0GJ  3A 4   SADLERS BAR-B-QUE SERIES C SENIOR                    09/30/2009  DIRECT WITH ISSUER
 80909#  12 6   SCITOR HOLDINGS INC JUNIOR                           07/01/2009  HIMCO OPERATIONAL TRANSACTION
 80909#  11 8   SCITOR HOLDINGS INC SENIOR                           07/01/2009  HIMCO OPERATIONAL TRANSACTION
 8499999        Total - Preferred Stocks - Industrial &
                Miscellaneous
 8999997        Total - Preferred Stocks - Part 3
 8999999        Total - Preferred Stocks
COMMON STOCKS - PARENT, SUBSIDIARIES AND AFFILIATES
 41659*  10 8   HARTFORD LIFE INTERNATIONAL LTD.                     09/30/2009  CORPORATE ACTION DISTRIBUTION
 97908#  10 5   WOODBURY FINANCIAL SERVICES                          09/30/2009  CORPORATE ACTION DISTRIBUTION
 9199999        Total - Common Stocks - Parent,
                Subsidiaries and Affiliates
COMMON STOCKS - MUTUAL FUNDS
 416645  87 7   HARTFORD STOCK FUND-A                                09/30/2009  DIVIDEND REINVESTMENT
 416645  81 0   HARTFORD ADVISORS FUND-A                             09/30/2009  DIVIDEND REINVESTMENT
 416645  77 8   HARTFORD TOTAL RETURN BOND-A                         09/30/2009  DIVIDEND REINVESTMENT

       1                  6              7             8              9                 10
                                                                   PAID FOR      NAIC DESIGNATION
     CUSIP           NUMBER OF                                 ACCRUED INTEREST      OR MARKET
IDENTIFICATION    SHARES OF STOCK   ACTUAL COST    PAR VALUE     AND DIVIDENDS     INDICATOR (A)
-------------------------------------------------------------------------------------------------
 46625Y  GP 2                            507,744      530,000          1,706     1FE
 46625H  HL 7                          2,189,880    2,000,000         40,250     1FE
 46625H  HP 8                          9,978,800   10,000,000                    1FE
 494550  AW 6                         23,771,591   22,785,000        107,897     2FE
 C5793#  AE 3                         11,000,000   11,000,000                    2FE
 583491  AA 3                          8,018,121    7,841,000         34,097     2FE
 583491  AB 1                         14,809,200   15,000,000                    2FE
 59217E  BZ 6                          6,182,330    6,200,000                    1FE
 594918  AD 6                         28,633,589   29,155,000        337,016     1FE
 59562V  AM 9                          7,826,850    7,500,000        185,026     2FE
 61745M  2F 9                          1,523,245    1,605,000          2,724     1FE
 61746W  YV 6                                  0            0                    6FE
 652482  BW 9                          5,457,173    5,468,000                    2FE
 65364U  AA 4                          4,972,000    4,972,000                    1FE
 666807  BB 7                          2,096,094    2,100,000                    2FE
 68400X  AP 5                                  0            0                    1FE
 68389X  AE 5                          5,309,003    4,681,000        105,648     1FE
 716743  AD 1                         10,626,143   10,700,000                    1
 74005P  AU 8                          5,073,800    5,000,000          8,750     1FE
 740816  AG 8                          5,922,650    5,000,000         41,528     1FE
 767201  AE 6                         10,600,000   10,000,000         29,375     2FE
 78632#  AA 6                              7,007        7,007                    5
 822582  AH 5                          9,979,500   10,000,000                    1FE
 826200  AC 1                          4,067,588    3,785,000         73,755     1FE
 826200  AD 9                          5,442,990    5,000,000         11,910     1FE
 790849  AE 3                          5,022,300    5,000,000          1,565     1FE
 790849  AF 0                         20,584,503   20,700,000          2,031     1FE
 87927V  AM 0                          1,460,138    1,554,000         36,001     2FE
 88732J  AU 2                          7,322,840    7,000,000         68,250     2FE
 893830  AT 6                          1,738,664    1,535,000         50,450     2FE
 911312  AL 0                          9,314,550    9,000,000        126,906     1FE
 91913Y  AN 0                          2,332,940    2,000,000          3,646     2FE
 92343V  AP 9                          8,571,350    7,500,000        193,104     1FE
 984851  AC 9                          1,103,630    1,000,000         22,094     2FE
                                   --------------------------------------------------------------
 3899999                             378,408,470  368,252,015      2,590,796     XXX
                                   --------------------------------------------------------------
 8399997                             578,330,877  680,743,508      2,999,557     XXX
                                   --------------------------------------------------------------
 8399999                             578,330,877  680,743,508      2,999,557     XXX
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
 78632@  12 6         6,624.390            6,624                                 P5A
 BHM0GJ  3A 4        12,545.000           12,545                                 P5LZ
 80909#  12 6             2.310            2,311                                 P5A
 80909#  11 8             2.310            2,311                                 P5A
                                   --------------------------------------------------------------
 8499999
                                          23,791          XXX              0     XXX
                                   --------------------------------------------------------------
 8999997                                  23,791          XXX              0     XXX
                                   --------------------------------------------------------------
 8999999                                  23,791          XXX              0     XXX
COMMON STOCKS - PARENT, SUBSIDIARIES AND AFFILIATES
 41659*  10 8                      1,021,603,928          XXX
 97908#  10 5                         93,528,170          XXX
                                   --------------------------------------------------------------
 9199999
                                   1,115,132,098          XXX              0     XXX
                                   --------------------------------------------------------------
COMMON STOCKS - MUTUAL FUNDS
 416645  87 7           360.932            6,035          XXX                    L
 416645  81 0         1,285.559           15,320          XXX                    L
 416645  77 8           456.563            4,525          XXX                    L


                                     QE04.1

       1                         2                             3         4                       5

     CUSIP                                                              DATE
IDENTIFICATION             DESCRIPTION                      FOREIGN   ACQUIRED            NAME OF VENDOR
-----------------------------------------------------------------------------------------------------------------
 9299999        Total - Common Stocks - Mutual Funds
 9799997        Total - Common Stocks - Part 3
 9799999        Total - Common Stocks
 9899999        Total - Preferred and Common Stocks
 9999999        Total - Bonds, Preferred and Common Stocks

       1                6              7             8              9                 10
                                                                 PAID FOR      NAIC DESIGNATION
     CUSIP         NUMBER OF                                 ACCRUED INTEREST      OR MARKET
IDENTIFICATION  SHARES OF STOCK   ACTUAL COST    PAR VALUE     AND DIVIDENDS     INDICATOR (A)
-----------------------------------------------------------------------------------------------
 9299999                                25,880          XXX              0     XXX
 9799997                         1,115,157,978          XXX              0     XXX
 9799999                         1,115,157,978          XXX              0     XXX
 9899999                         1,115,181,769          XXX              0     XXX
 9999999                         1,693,512,647          XXX      2,999,557     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter

      1                       2                   3          4               5                6            7            8





                                                                                          NUMBER OF
    CUSIP                                                DISPOSAL                         SHARES OF
IDENTIFICATION  DESCRIPTION                    FOREIGN     DATE       NAME OF PURCHASER     STOCK    CONSIDERATION  PAR VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
 36200Q 3L 6    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     5,915      5,915
 36200R YQ 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     3,819      3,819
 36200U WJ 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        20         20
 36200W CB 5    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,667      1,667
 36200W Y9 6    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       582        582
 36200X JF 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    34,071     34,071
 36200X KN 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,252      1,252
 36201A UL 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       671        671
 36201C 6E 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     8,308      8,308
 36201C PY 4    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       399        399
 36201F Q6 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                   106,048    106,048
 36201F UH 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     2,127      2,127
 36201F UQ 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    26,361     26,361
 36201F UR 6    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,081      1,081
 36201F X6 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,126      1,126
 36201H WX 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     5,562      5,562
 36201J F6 1    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       264        264
 36201J FD 6    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     6,910      6,910
 36201K KP 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        34         34
 36201L 6T 6    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     2,453      2,453
 36201L 6V 1    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       720        720
 36201L 7K 4    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       215        215
 36201M G8 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    27,121     27,121
 36201M JU 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    48,676     48,676
 36201M LH 3    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    39,605     39,605
 36201Q 2F 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,380      1,380
 36201T AM 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    39,075     39,075
 36203L CQ 3    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     2,537      2,537
 36208E BT 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       434        434
 36209D R8 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        53         53
 36209N 3L 4    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        97         97
 36209R VG 5    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        98         98
 36209Y X4 5    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     3,237      3,237
 36211B T8 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       120        120
 36211C 2S 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     8,063      8,063
 36213D 3C 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,250      1,250
 36213E AB 2    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    32,919     32,919
 36213E SK 3    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    61,665     61,665
 36213E YS 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,770      1,770
 36213G AL 5    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,216      1,216

      1              9           10                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11             12            13           14       15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                               BOOK/     UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED   VALUATION        YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
    CUSIP                     CARRYING   INCREASE/   (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
 36200Q 3L 6          6,083       6,454                         (539)                   (539)
 36200R YQ 9          3,928       4,190                         (371)                   (371)
 36200U WJ 0             20          21                           (1)                     (1)
 36200W CB 5          1,838                                     (171)                   (171)
 36200W Y9 6            598         620                          (38)                    (38)
 36200X JF 7         38,177                                   (4,106)                 (4,106)
 36200X KN 8          1,306                                      (54)                    (54)
 36201A UL 0            703         740                          (69)                    (69)
 36201C 6E 9          9,114                                     (806)                   (806)
 36201C PY 4            405         412                          (12)                    (12)
 36201F Q6 7        108,997     113,519                       (7,471)                 (7,471)
 36201F UH 8          2,187       2,301                         (174)                   (174)
 36201F UQ 8         27,110      28,584                       (2,223)                 (2,223)
 36201F UR 6          1,112       1,181                          (99)                    (99)
 36201F X6 9          1,143       1,169                          (43)                    (43)
 36201H WX 7          5,705       2,105                         (180)                   (180)
 36201J F6 1            271         290                          (26)                    (26)
 36201J FD 6          7,213       7,226                         (316)                   (316)
 36201K KP 0             35          36                           (2)                     (2)
 36201L 6T 6          2,571       2,831                         (378)                   (378)
 36201L 6V 1            755         852                         (132)                   (132)
 36201L 7K 4            225         249                          (34)                    (34)
 36201M G8 9         27,854      29,588                       (2,467)                 (2,467)
 36201M JU 7         50,121      53,745                       (5,068)                 (5,068)
 36201M LH 3         42,851                                   (3,246)                 (3,246)
 36201Q 2F 9          1,419       1,461                          (82)                    (82)
 36201T AM 9         40,186      41,113                       (2,039)                 (2,039)
 36203L CQ 3          2,590       2,649                         (111)                   (111)
 36208E BT 9            447         496                          (62)                    (62)
 36209D R8 9             54          57                           (4)                     (4)
 36209N 3L 4             99         102                           (5)                     (5)
 36209R VG 5             99         101                           (3)                     (3)
 36209Y X4 5          3,299       3,348                         (111)                   (111)
 36211B T8 7            122         122                           (2)                     (2)
 36211C 2S 0          8,195       8,407                         (345)                   (345)
 36213D 3C 0          1,290         175                          (44)                    (44)
 36213E AB 2         34,392      19,426                       (2,144)                 (2,144)
 36213E SK 3         63,365      29,631                       (2,379)                 (2,379)
 36213E YS 9          1,922         175                         (162)                   (162)
 36213G AL 5          1,239       1,283                          (67)                    (67)

      1               16          17        18        19          20          21          22

                                                                                         NAIC
                                FOREIGN                          BOND                   DESIG-
                    BOOK/      EXCHANGE  REALIZED   TOTAL     INTEREST/                 NATION
                   ADJUSTED      GAIN      GAIN      GAIN       STOCK                     OR
                   CARRYING     (LOSS)    (LOSS)    (LOSS)    DIVIDENDS                 MARKET
    CUSIP          VALUE AT       ON        ON        ON       RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL  DISPOSAL  DISPOSAL  DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
 36200Q 3L 6            5,915                             0          268  02/01/2032      1
 36200R YQ 9            3,819                             0          184  01/01/2032      1
 36200U WJ 0               20                             0            1  09/01/2031      1
 36200W CB 5            1,667                             0           51  01/01/2032      1
 36200W Y9 6              582                             0           27  08/01/2032      1
 36200X JF 7           34,071                             0          929  12/01/2031      1
 36200X KN 8            1,252                             0           38  01/01/2032      1
 36201A UL 0              671                             0           34  07/01/2032      1
 36201C 6E 9            8,308                             0          269  03/01/2032      1
 36201C PY 4              399                             0           19  01/01/2032      1
 36201F Q6 7          106,048                             0        4,953  05/01/2032      1
 36201F UH 8            2,127                             0          100  04/01/2032      1
 36201F UQ 8           26,361                             0        1,282  04/01/2032      1
 36201F UR 6            1,081                             0           51  04/01/2032      1
 36201F X6 9            1,126                             0           53  02/01/2032      1
 36201H WX 7            5,562                             0          204  06/01/2032      1
 36201J F6 1              264                             0           12  05/01/2032      1
 36201J FD 6            6,910                             0          350  04/01/2032      1
 36201K KP 0               34                             0            2  04/01/2032      1
 36201L 6T 6            2,453                             0          124  07/01/2032      1
 36201L 6V 1              720                             0           36  07/01/2032      1
 36201L 7K 4              215                             0           11  08/01/2032      1
 36201M G8 9           27,121                             0        1,345  06/01/2032      1
 36201M JU 7           48,676                             0        2,369  07/01/2032      1
 36201M LH 3           39,605                             0        1,120  08/01/2032      1
 36201Q 2F 9            1,380                             0           65  08/01/2032      1
 36201T AM 9           39,075                             0        1,703  08/01/2032      1
 36203L CQ 3            2,537                             0          129  09/01/2023      1
 36208E BT 9              434                             0           20  05/01/2031      1
 36209D R8 9               53                             0            3  09/01/2031      1
 36209N 3L 4               97                             0            5  07/01/2029      1
 36209R VG 5               98                             0            6  08/01/2030      1
 36209Y X4 5            3,237                             0          169  09/01/2031      1
 36211B T8 7              120                             0            6  06/01/2029      1
 36211C 2S 0            8,063                             0          423  07/01/2029      1
 36213D 3C 0            1,250                             0           41  02/01/2032      1
 36213E AB 2           32,919                             0        1,281  05/01/2032      1
 36213E SK 3           61,665                             0        2,308  01/01/2032      1
 36213E YS 9            1,770                             0           57  04/01/2032      1
 36213G AL 5            1,216                             0           62  02/01/2032      1


                                      QE05

      1                       2                   3          4               5                6            7            8





                                                                                          NUMBER OF
    CUSIP                                                DISPOSAL                         SHARES OF
IDENTIFICATION  DESCRIPTION                    FOREIGN     DATE       NAME OF PURCHASER     STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
 36213G TY 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       111          111
 36213J LL 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,665        1,665
 36213J V2 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    53,309       53,309
 36213N LL 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       293          293
 36213S KL 8    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       132          132
 36213U C9 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        69           69
 36213X SB 1    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                    53,596       53,596
 36213X T5 3    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                        72           72
 36213X T6 1    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     2,111        2,111
 362161 6H 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       174          174
 362162 G9 4    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       134          134
 36217F 6S 3    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                     1,036        1,036
 36217V DA 9    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       148          148
 36218N NQ 0    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       454          454
 36219L SM 7    GNMA 30YR                               09/01/2009  SCHEDULED REDEMPTION                       355          355
 36219L AC 8    GNMA 30YR 1980-86                       09/01/2009  SCHEDULED REDEMPTION                       221          221
 36225B ND 6    GNMA 30YR PLATINUM                      09/01/2009  SCHEDULED REDEMPTION                    33,511       33,511
 36225B PM 4    GNMA 30YR PLATINUM                      09/01/2009  SCHEDULED REDEMPTION                   118,461      118,461
 36202E 3E 7    GNMA2 30YR                              09/01/2009  SCHEDULED REDEMPTION                   217,214      217,214
 36202E AL 3    GNMA2 30YR                              09/01/2009  SCHEDULED REDEMPTION                   343,244      343,244
 912810 QA 9    TREASURY BOND                           08/28/2009  Various                             69,319,201   82,429,000
 912810 QB 7    TREASURY BOND                           07/29/2009  Various                             31,030,071   31,858,000
 912810 QC 5    TREASURY BOND                           08/25/2009  BARCLAYS CAPITAL INC                 3,445,626    3,330,000
 912828 HA 1    TREASURY NOTE                           07/31/2009  Various                             18,633,770   17,075,000
 912828 JY 7    TREASURY NOTE                           07/31/2009  BARCLAYS CAPITAL INC                   487,265      487,000
 912828 JZ 4    TREASURY NOTE                           07/29/2009  Various                              7,690,715    7,915,000
 912828 KC 3    TREASURY NOTE                           07/31/2009  BARCLAYS CAPITAL INC                 4,716,189    4,721,000
 912828 KD 1    TREASURY NOTE                           09/24/2009  Various                             51,953,310   54,967,000
 912828 KF 6    TREASURY NOTE                           07/31/2009  Various                              5,842,321    6,000,000
 912828 KL 3    TREASURY NOTE                           07/31/2009  CITIGROUP
                                                                    (Salomon/Smith B                     1,722,691    1,726,000
 912828 KV 1    TREASURY NOTE                           07/29/2009  BARCLAYS CAPITAL INC                 6,482,735    6,590,000
 912828 KW 9    TREASURY NOTE                           07/24/2009  CITIGROUP
                                                                    (Salomon/Smith B                     3,871,595    3,860,000
                                                                                                     --------------------------
0399999         Total-Bonds-U.S. Government                                                            206,500,720  222,263,232
                                                                                                     --------------------------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                     9,939        9,939
 312963 2E 0    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    27,578       27,578
 312964 LJ 6    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    92,610       92,610
 312964 P3 7    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    39,180       39,180
 312964 TZ 2    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                     9,559        9,559
 312965 RD 0    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    74,233       74,233

      1              9           10                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11             12            13           14       15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                               BOOK/     UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED   VALUATION        YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
    CUSIP                     CARRYING   INCREASE/   (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
 36213G TY 7            113         119                           (8)                     (8)
 36213J LL 7          1,711       1,848                         (183)                   (183)
 36213J V2 8         56,742                                   (3,434)                 (3,434)
 36213N LL 8            298         306                          (13)                    (13)
 36213S KL 8            134         140                           (9)                     (9)
 36213U C9 9             72          72                           (3)                     (3)
 36213X SB 1         57,366                                   (3,771)                 (3,771)
 36213X T5 3             74          77                           (5)                     (5)
 36213X T6 1          2,169       2,265                         (154)                   (154)
 362161 6H 9            174         174                            0                       0
 362162 G9 4            134         134                            0                       0
 36217F 6S 3          1,035       1,035                            1                       1
 36217V DA 9            148         148                            0                       0
 36218N NQ 0            504         541                          (87)                    (87)
 36219L SM 7            394         407                          (52)                    (52)
 36219L AC 8            246         259                          (38)                    (38)
 36225B ND 6         34,506      36,747                       (3,235)                 (3,235)
 36225B PM 4        121,170     127,181                       (8,719)                 (8,719)
 36202E 3E 7        221,627                                   (4,412)                 (4,412)
 36202E AL 3        352,911     265,273                      (11,381)                (11,381)
 912810 QA 9     77,667,185                                   18,998                  18,998
 912810 QB 7     31,273,717                                      640                     640
 912810 QC 5      3,477,652                                      (34)                    (34)
 912828 HA 1     19,198,496  19,176,648                     (121,217)               (121,217)
 912828 JY 7        485,955                                      240                     240
 912828 JZ 4      7,834,342                                    7,284                   7,284
 912828 KC 3      4,731,132                                   (1,477)                 (1,477)
 912828 KD 1     55,389,153                                  (19,956)                (19,956)
 912828 KF 6      5,998,848                                       81                      81
 912828 KL 3
                  1,723,713                                      299                     299
 912828 KV 1      6,509,706                                    2,397                   2,397
 912828 KW 9
                  3,842,525                                      246                     246
                ---------------------------------------------------------------------------------------
0399999         219,482,994  19,978,028           0         (183,584)          0    (183,584)         0
                ---------------------------------------------------------------------------------------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4         10,849      10,556                         (617)                   (617)
 312963 2E 0         27,527                                       51                      51
 312964 LJ 6         92,458                                      152                     152
 312964 P3 7         39,113                                       67                      67
 312964 TZ 2          9,542                                       16                      16
 312965 RD 0         74,055                                      178                     178

      1               16          17          18           19           20          21          22

                                                                                               NAIC
                                FOREIGN                                BOND                   DESIG-
                    BOOK/      EXCHANGE    REALIZED      TOTAL      INTEREST/                 NATION
                   ADJUSTED      GAIN        GAIN         GAIN        STOCK                     OR
                   CARRYING     (LOSS)      (LOSS)       (LOSS)     DIVIDENDS                 MARKET
    CUSIP          VALUE AT       ON          ON           ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------------
 36213G TY 7              111                                   0            6  11/01/2031      1
 36213J LL 7            1,665                                   0           86  05/01/2032      1
 36213J V2 8           53,309                                   0        1,729  04/01/2032      1
 36213N LL 8              293                                   0           14  12/01/2031      1
 36213S KL 8              132                                   0            7  08/01/2031      1
 36213U C9 9               69                                   0            4  11/01/2031      1
 36213X SB 1           53,596                                   0        1,458  04/01/2032      1
 36213X T5 3               72                                   0            4  05/01/2032      1
 36213X T6 1            2,111                                   0          107  05/01/2032      1
 362161 6H 9              174                                   0           11  02/01/2017      1
 362162 G9 4              134                                   0            8  01/01/2017      1
 36217F 6S 3            1,036                                   0           64  02/01/2017      1
 36217V DA 9              148                                   0            9  03/01/2017      1
 36218N NQ 0              454                                   0           33  07/01/2019      1
 36219L SM 7              355                                   0           26  09/01/2018      1
 36219L AC 8              221                                   0           16  09/01/2018      1
 36225B ND 6           33,511                                   0        1,564  05/01/2031      1
 36225B PM 4          118,461                                   0        5,944  09/01/2031      1
 36202E 3E 7          217,214                                   0        3,797  03/01/2039      1
 36202E AL 3          343,244                                   0       13,463  09/01/2034      1
 912810 QA 9       77,686,183             (8,366,982)  (8,366,982)   1,366,586  02/15/2039      1
 912810 QB 7       31,274,356               (244,285)    (244,285)     257,278  05/15/2039      1
 912810 QC 5        3,477,618                (31,992)     (31,992)       4,479  08/15/2039      1
 912828 HA 1       19,055,431               (421,661)    (421,661)     764,747  08/15/2017      1
 912828 JY 7          486,195                  1,070        1,070        2,189  01/31/2011      1
 912828 JZ 4        7,841,626               (150,911)    (150,911)      69,041  01/31/2014      1
 912828 KC 3        4,729,655                (13,466)     (13,466)      30,664  02/15/2012      1
 912828 KD 1       55,369,197             (3,415,887)  (3,415,887)     901,820  02/15/2019      1
 912828 KF 6        5,998,929               (156,608)    (156,608)      46,399  02/28/2014      1
 912828 KL 3
                    1,724,013                 (1,322)      (1,322)       3,981  04/30/2011      1
 912828 KV 1        6,512,103                (29,368)     (29,368)      25,387  05/31/2014      1
 912828 KW 9
                    3,842,771                 28,824       28,824       19,537  05/31/2016      1
                -------------------------------------------------------------------------------------
0399999.          219,303,309         0  (12,802,589) (12,802,589)   3,540,567      XXX        XXX
                -------------------------------------------------------------------------------------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4            9,939                                   0          430  12/01/2016      1
 312963 2E 0           27,578                                   0          675  01/01/2019      1
 312964 LJ 6           92,610                                   0        2,296  02/01/2019      1
 312964 P3 7           39,180                                   0          901  02/01/2019      1
 312964 TZ 2            9,559                                   0          226  02/01/2019      1
 312965 RD 0           74,233                                   0        1,846  04/01/2019      1


                                     QE05.1

      1                       2                   3          4               5                6            7            8





                                                                                          NUMBER OF
    CUSIP                                                DISPOSAL                         SHARES OF
IDENTIFICATION  DESCRIPTION                    FOREIGN     DATE       NAME OF PURCHASER     STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
 312966 GP 3    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    53,406       53,406
 312967 T2 8    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    67,501       67,501
 312967 TX 0    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    13,255       13,255
 312967 U4 2    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    45,560       45,560
 312967 WF 5    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    32,858       32,858
 312967 YK 2    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    12,399       12,399
 312968 A9 1    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    17,185       17,185
 312968 BA 7    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    15,180       15,180
 312968 KE 9    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    37,008       37,008
 312968 NT 3    FGOLD 15YR                              09/01/2009  SCHEDULED REDEMPTION                    22,740       22,740
 31288D 6V 6    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    62,769       62,769
 31288F 6X 7    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    25,376       25,376
 31292G Y5 9    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                     2,018        2,018
 31292H 4H 4    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                   376,559      376,559
 31292H SQ 8    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    19,978       19,978
 31296J TJ 5    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                   531,515      531,515
 31296K X7 3    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                       297          297
 31296M 2N 8    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    71,698       71,698
 31296N LJ 4    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                       577          577
 31296P TL 6    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    76,531       76,531
 31296S AC 0    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                     5,234        5,234
 31296U EU 1    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                       778          778
 31296U H9 5    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    13,916       13,916
 31296X TY 1    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                       163          163
 31297A 3S 1    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    65,729       65,729
 31297A 3T 9    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    67,115       67,115
 31297A 5J 9    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    59,277       59,277
 31297A 5K 6    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                   248,011      248,011
 31297B AM 4    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    52,562       52,562
 31297E J7 2    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                   151,955      151,955
 31297E L8 7    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                    91,881       91,881
 31298E P7 4    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                        20           20
 31298F JL 7    FGOLD 30YR                              09/01/2009  SCHEDULED REDEMPTION                       188          188
 3128KW BV 4    FGOLD 30YR ALT-A                        09/21/2009  Various                                347,031      328,215
 3128L0 YL 0    FGOLD 30YR ALT-A                        09/01/2009  SCHEDULED REDEMPTION                     5,770        5,770
 3128L4 7D 0    FGOLD 30YR ALT-A                        09/21/2009  Various                                632,817      595,570
 3128L4 G6 5    FGOLD 30YR ALT-A                        09/01/2009  SCHEDULED REDEMPTION                    37,288       37,288
 31283H QX 6    FGOLD 30YR GIANT                        09/01/2009  SCHEDULED REDEMPTION                    18,434       18,434
 31283H UA 1    FGOLD 30YR GIANT                        09/01/2009  SCHEDULED REDEMPTION                    17,190       17,190
 31283H XH 3    FGOLD 30YR GIANT                        09/01/2009  SCHEDULED REDEMPTION                     3,682        3,682

      1              9           10                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11             12            13           14       15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                               BOOK/     UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED   VALUATION        YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
    CUSIP                     CARRYING   INCREASE/   (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
 312966 GP 3         53,312                                       94                      94
 312967 T2 8         67,379                                      123                     123
 312967 TX 0         13,232                                       23                      23
 312967 U4 2         45,490                                       70                      70
 312967 WF 5         32,800                                       58                      58
 312967 YK 2         12,378                                       21                      21
 312968 A9 1         17,161                                       24                      24
 312968 BA 7         15,154                                       26                      26
 312968 KE 9         36,944                                       64                      64
 312968 NT 3         22,702                                       38                      38
 31288D 6V 6         64,877      64,701                       (1,932)                 (1,932)
 31288F 6X 7         26,229      26,403                       (1,027)                 (1,027)
 31292G Y5 9          2,055       2,074                          (56)                    (56)
 31292H 4H 4        371,146     371,323                        5,236                   5,236
 31292H SQ 8         20,649      20,803                         (825)                   (825)
 31296J TJ 5        535,501     535,866                       (4,351)                 (4,351)
 31296K X7 3            307         316                          (18)                    (18)
 31296M 2N 8         75,278                                   (3,580)                 (3,580)
 31296N LJ 4            597         605                          (28)                    (28)
 31296P TL 6         77,069      77,097                         (566)                   (566)
 31296S AC 0          5,410       5,441                         (207)                   (207)
 31296U EU 1            804         819                          (42)                    (42)
 31296U H9 5         14,383      14,557                         (641)                   (641)
 31296X TY 1            169         177                          (13)                    (13)
 31297A 3S 1         62,905      63,098                        2,631                   2,631
 31297A 3T 9         64,231      64,006                        3,109                   3,109
 31297A 5J 9         56,730      56,745                        2,532                   2,532
 31297A 5K 6        237,354     238,254                        9,757                   9,757
 31297B AM 4         50,304      50,446                        2,116                   2,116
 31297E J7 2        157,559     158,344                       (6,389)                 (6,389)
 31297E L8 7         95,269      95,896                       (4,015)                 (4,015)
 31298E P7 4             20          20                            0                       0
 31298F JL 7            187         186                            1                       1
 3128KW BV 4        340,933     339,676                       (3,181)                 (3,181)
 3128L0 YL 0          5,994       5,979                         (209)                   (209)
 3128L4 7D 0        618,648     615,941                       (3,050)                 (3,050)
 3128L4 G6 5         38,733      38,577                       (1,288)                 (1,288)
 31283H QX 6         19,053      19,238                         (804)                   (804)
 31283H UA 1         17,767      17,931                         (741)                   (741)
 31283H XH 3          3,806       3,845                         (163)                   (163)

      1               16          17          18           19           20          21          22

                                                                                               NAIC
                                FOREIGN                                BOND                   DESIG-
                    BOOK/      EXCHANGE    REALIZED      TOTAL      INTEREST/                 NATION
                   ADJUSTED      GAIN        GAIN         GAIN        STOCK                     OR
                   CARRYING     (LOSS)      (LOSS)       (LOSS)     DIVIDENDS                 MARKET
    CUSIP          VALUE AT       ON          ON           ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------------
 312966 GP 3           53,406                                   0        1,285  04/01/2019      1
 312967 T2 8           67,501                                   0        1,606  06/01/2019      1
 312967 TX 0           13,255                                   0          316  07/01/2019      1
 312967 U4 2           45,560                                   0          989  06/01/2019      1
 312967 WF 5           32,858                                   0          752  06/01/2019      1
 312967 YK 2           12,399                                   0          305  06/01/2019      1
 312968 A9 1           17,185                                   0          424  06/01/2019      1
 312968 BA 7           15,180                                   0          363  06/01/2019      1
 312968 KE 9           37,008                                   0          876  07/01/2019      1
 312968 NT 3           22,740                                   0          551  07/01/2019      1
 31288D 6V 6           62,769                                   0        2,822  10/01/2032      1
 31288F 6X 7           25,376                                   0        1,077  03/01/2033      1
 31292G Y5 9            2,018                                   0          103  03/01/2029      1
 31292H 4H 4          376,559                                   0       13,357  12/01/2033      1
 31292H SQ 8           19,978                                   0          853  11/01/2032      1
 31296J TJ 5          531,515                                   0       21,156  06/01/2033      1
 31296K X7 3              297                                   0           13  07/01/2033      1
 31296M 2N 8           71,698                                   0        2,124  09/01/2033      1
 31296N LJ 4              577                                   0           25  10/01/2033      1
 31296P TL 6           76,531                                   0        2,897  10/01/2033      1
 31296S AC 0            5,234                                   0          211  01/01/2034      1
 31296U EU 1              778                                   0           34  03/01/2034      1
 31296U H9 5           13,916                                   0          625  08/01/2034      1
 31296X TY 1              163                                   0            7  05/01/2034      1
 31297A 3S 1           65,729                                   0        2,426  06/01/2034      1
 31297A 3T 9           67,115                                   0        2,492  06/01/2034      1
 31297A 5J 9           59,277                                   0        2,197  06/01/2034      1
 31297A 5K 6          248,011                                   0        8,642  06/01/2034      1
 31297B AM 4           52,562                                   0        1,959  06/01/2034      1
 31297E J7 2          151,955                                   0        6,513  09/01/2034      1
 31297E L8 7           91,881                                   0        3,975  09/01/2034      1
 31298E P7 4               20                                   0            1  12/01/2030      1
 31298F JL 7              188                                   0           10  01/01/2031      1
 3128KW BV 4          336,495                 10,536       10,536       16,339  09/01/2037      1
 3128L0 YL 0            5,770                                   0          251  11/01/2037      1
 3128L4 7D 0          612,891                 19,927       19,927       29,437  01/01/2038      1
 3128L4 G6 5           37,288                                   0        1,684  01/01/2038      1
 31283H QX 6           18,434                                   0          789  03/01/2032      1
 31283H UA 1           17,190                                   0          737  12/01/2032      1
 31283H XH 3            3,682                                   0          156  06/01/2033      1


                                     QE05.2

       1                      2                3      4                 5                6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                     NUMBER OF
     CUSIP                                     G   DISPOSAL                          SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER     STOCK     CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------
 31283H Y5 8    FGOLD 30YR GIANT                  09/01/2009  SCHEDULED REDEMPTION                   151,278      151,278
 3128M7 Q9 0    FGOLD 30YR GIANT                  09/21/2009  Various                             14,076,060   13,255,000
 3128M6 JY 5    FGOLD 30YR GIANT AGENCY ALT-A     09/01/2009  SCHEDULED REDEMPTION                   967,864      967,864
 313421 MH 9    FH 1/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                     1,940        1,940
 3128Q2 CU 5    FH 7/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                 1,765,640    1,765,640
 3128JM M8 7    FH 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   208,528      208,528
 3128S4 BJ 5    FHLMC 12M LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   564,553      564,553
 313401 GR 6    FHLMC 30YR                        09/01/2009  Various                                    260          260
 3128NH 2N 2    FHLMC 5/1  1YR LIBOR ARM          09/01/2009  SCHEDULED REDEMPTION                   276,166      276,166
 3133TH A5 6    FHLMC_2104                        09/01/2009  SCHEDULED REDEMPTION                 1,321,255    1,321,255
 3133TP QW 2    FHLMC_2252                        09/01/2009  SCHEDULED REDEMPTION                    14,751       14,751
 31339W A6 3    FHLMC_2426C                       09/01/2009  SCHEDULED REDEMPTION                   232,829      232,829
 31339W NG 7    FHLMC_2439                        08/01/2009  SCHEDULED REDEMPTION                   229,020      229,020
 31392R 4A 6    FHLMC_2471                        07/01/2009  SCHEDULED REDEMPTION                   123,296      123,296
 31395T V3 5    FHLMC_2976                        09/01/2009  SCHEDULED REDEMPTION                   300,462      300,462
 31282Y DS 5    FHSTR_232 IS                      08/24/2009  Various                              1,600,402    1,240,567
 31408X SR 2    FN 7/1 IY CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                   431,020      431,020
 31407G CY 2    FN 5/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                   233,843      233,843
 31362P VJ 7    FN 5/12 11TH COFI ARM             09/01/2009  SCHEDULED REDEMPTION                       212          212
 31362J UN 3    FN 6/12 11TH COFI ARM             09/01/2009  SCHEDULED REDEMPTION                     4,199        4,199
 31403C 7J 4    FN 7/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                   220,789      220,789
 31406X XD 9    FN 7/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                   770,006      770,006
 31407B YA 1    FN 7/1 1Y CMT ARM                 09/01/2009  SCHEDULED REDEMPTION                   383,617      383,617
 31405C NR 6    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   272,478      272,478
 31406E QG 2    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                 1,358,320    1,358,320
 31406M 3F 1    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   438,464      438,464
 31406N JF 2    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   100,228      100,228
 31407B YC 7    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                 1,226,536    1,226,536
 31407E MH 3    FN 7/1 1Y LIBOR ARM               09/01/2009  SCHEDULED REDEMPTION                   706,012      706,012
 31371K KS 9    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     3,056        3,056
 31371K NG 2    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       578          578
 31371K QE 4    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                    10,808       10,808
 31371K RD 5    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,945        1,945
 31371K SB 8    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     2,182        2,182
 31371K WE 7    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                   105,540      105,540
 31374T QF 9    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     2,982        2,982
 31379J KH 8    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     5,819        5,819
 31379T W2 6    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     3,150        3,150
 31382H BS 3    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                    13,037       13,037
 31384V ZR 6    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,592        1,592

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11            12             13          14         15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN  EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
 31283H Y5 8        159,314     160,351                   (9,073)                    (9,073)
 3128M7 Q9 0     14,139,357                             (102,252)                  (102,252)
 3128M6 JY 5        978,147     977,915                  (10,051)                   (10,051)
 313421 MH 9          1,937       1,940                                                   0
 3128Q2 CU 5      1,781,087   1,778,533                  (12,893)                   (12,893)
 3128JM M8 7        209,049     208,901                     (373)                      (373)
 3128S4 BJ 5        564,359     375,781                        4                          4
 313401 GR 6            259         260                        0                          0
 3128NH 2N 2        276,751     276,751                     (585)                      (585)
 3133TH A5 6      1,349,224                              (27,969)                   (27,969)
 3133TP QW 2         15,249      15,409                     (658)                      (658)
 31339W A6 3        238,761     238,756                   (5,927)                    (5,927)
 31339W NG 7        226,121     228,520                      500                        500
 31392R 4A 6        127,226     124,478                   (1,182)                    (1,182)
 31395T V3 5        297,081     298,265                    2,196                      2,196
 31282Y DS 5      1,240,567                              (91,847)                   (91,847)
 31408X SR 2        434,741                               (3,722)                    (3,722)
 31407G CY 2        234,928     234,770                     (927)                      (927)
 31362P VJ 7            210         142                       70                         70
 31362J UN 3          4,090       4,116                       83                         83
 31403C 7J 4        217,882     218,589                    2,200                      2,200
 31406X XD 9        775,089     775,085                   (5,080)                    (5,080)
 31407B YA 1        387,005     386,428                   (2,811)                    (2,811)
 31405C NR 6        273,865     273,784                   (1,306)                    (1,306)
 31406E QG 2      1,371,083   1,368,631                  (10,311)                   (10,311)
 31406M 3F 1        440,342     440,093                   (1,629)                    (1,629)
 31406N JF 2        100,523                                 (295)                      (295)
 31407B YC 7      1,236,454   1,233,208                   (6,671)                    (6,671)
 31407E MH 3        715,333     712,470                   (6,459)                    (6,459)
 31371K KS 9          3,176       3,215                     (159)                      (159)
 31371K NG 2            603         609                      (32)                       (32)
 31371K QE 4         11,287      11,378                     (570)                      (570)
 31371K RD 5          2,031       2,051                     (106)                      (106)
 31371K SB 8          2,279       2,300                     (118)                      (118)
 31371K WE 7        105,973     105,914                     (374)                      (374)
 31374T QF 9          3,020       3,004                      (21)                       (21)
 31379J KH 8          5,900       5,860                      (41)                       (41)
 31379T W2 6          3,152       3,151                       (2)                        (2)
 31382H BS 3         12,790      12,883                      154                        154
 31384V ZR 6          1,640       1,673                      (81)                       (81)

       1              16          17        18        19         20           21          22

                                                                                         NAIC
                                FOREIGN                         BOND                   DESIG-
                    BOOK/      EXCHANGE  REALIZED    TOTAL    INTEREST/                 NATION
                  ADJUSTED       GAIN      GAIN      GAIN       STOCK                     OR
                  CARRYING      (LOSS)    (LOSS)    (LOSS)    DIVIDENDS                 MARKET
     CUSIP        VALUE AT        ON        ON        ON       RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL  DISPOSAL  DISPOSAL  DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------
 31283H Y5 8         151,278                              0      7,024    12/01/2033  1
 3128M7 Q9 0      14,037,105               38,955    38,955    171,200    07/01/2039  1
 3128M6 JY 5         967,864                              0     41,275    01/01/2038  1
 313421 MH 9           1,940                              0         58    04/01/2017  1
 3128Q2 CU 5       1,765,640                              0     62,900    06/01/2035  1
 3128JM M8 7         208,528                              0      7,898    07/01/2035  1
 3128S4 BJ 5         564,553                              0     19,727    03/01/2036  1
 313401 GR 6             260                              0         18    09/01/2009  1
 3128NH 2N 2         276,166                              0     10,909    06/01/2037  1
 3133TH A5 6       1,321,255                              0     37,396    12/01/2028  1
 3133TP QW 2          14,751                              0        769    09/01/2030  1
 31339W A6 3         232,829                              0     10,022    03/01/2017  1
 31339W NG 7         229,020                              0      4,403    09/01/2030  1
 31392R 4A 6         123,296                              0      1,382    02/01/2031  1
 31395T V3 5         300,462                              0      9,767    01/01/2033  1
 31282Y DS 5       1,148,720              451,682   451,682    176,100    08/01/2034  1
 31408X SR 2         431,020                              0      9,938    01/01/2036  1
 31407G CY 2         233,843                              0      7,799    05/01/2035  1
 31362P VJ 7             212                              0          6    09/01/2018  1
 31362J UN 3           4,199                              0        136    06/01/2028  1
 31403C 7J 4         220,789                              0      7,994    12/01/2035  1
 31406X XD 9         770,006                              0     27,949    05/01/2035  1
 31407B YA 1         383,617                              0     13,474    07/01/2035  1
 31405C NR 6         272,478                              0      9,222    06/01/2034  1
 31406E QG 2       1,358,320                              0     48,424    07/01/2035  1
 31406M 3F 1         438,464                              0     14,702    03/01/2035  1
 31406N JF 2         100,228                              0      2,411    04/01/2035  1
 31407B YC 7       1,226,536                              0     43,375    07/01/2035  1
 31407E MH 3         706,012                              0     26,598    06/01/2035  1
 31371K KS 9           3,056                              0        157    01/01/2017  1
 31371K NG 2             578                              0         29    04/01/2017  1
 31371K QE 4          10,808                              0        539    05/01/2017  1
 31371K RD 5           1,945                              0         98    06/01/2017  1
 31371K SB 8           2,182                              0        111    07/01/2017  1
 31371K WE 7         105,540                              0      3,801    12/01/2017  1
 31374T QF 9           2,982                              0        139    04/01/2014  1
 31379J KH 8           5,819                              0        265    05/01/2013  1
 31379T W2 6           3,150                              0        137    05/01/2013  1
 31382H BS 3          13,037                              0        513    04/01/2014  1
 31384V ZR 6           1,592                              0         86    08/01/2015  1


                                     QE05.3

       1                      2                3      4                 5                6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                     NUMBER OF
     CUSIP                                     G   DISPOSAL                          SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER     STOCK     CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------
 31384X 3K 2    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     8,297        8,297
 31386D UB 4    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       375          375
 31386F YK 5    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,315        1,315
 31387F GV 0    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,858        1,858
 31388C 3E 8    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     2,287        2,287
 31388C 4X 5    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                    38,112       38,112
 31389G TU 4    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,242        1,242
 31389L D8 9    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     8,166        8,166
 31389N NB 7    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     2,282        2,282
 31389V S5 7    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     3,753        3,753
 31389V SY 4    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     1,278        1,278
 31389X 6A 6    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       990          990
 31390C AN 6    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       208          208
 31390D HH 0    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       505          505
 31390H CA 1    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                    70,101       70,101
 31390H CH 6    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                       238          238
 31390M HB 3    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                     8,336        8,336
 31400S Z9 3    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                   188,668      188,668
 31402U TY 8    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                   307,745      307,745
 31403B 3Y 7    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                   201,021      201,021
 31403B 3Z 4    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                   104,573      104,573
 31363C MM 8    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        13           13
 31371J L4 4    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       231          231
 31371J XA 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     1,393        1,393
 31371K 7E 5    FNMA 30YR                         09/01/2009  Various                             18,277,705   17,880,031
 31371K HY 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    13,588       13,588
 31371L CD 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    39,093       39,093
 31371L DH 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   399,601      399,601
 31382S GP 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    78,601       78,601
 31383P 2X 3    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       263          263
 31383R FV 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     3,489        3,489
 31383W X7 1    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     2,797        2,797
 31385J GG 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    19,624       19,624
 31386E C4 8    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     1,370        1,370
 31386H CG 4    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    37,003       37,003
 31386H MR 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        50           50
 31386M ZB 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     1,485        1,485
 31386P UJ 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       560          560
 31386R KK 4    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       383          383
 31387H V5 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       538          538

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11            12             13          14         15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN  EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
 31384X 3K 2          8,551       8,728                     (431)                      (431)
 31386D UB 4            386         403                      (28)                       (28)
 31386F YK 5          1,343       1,369                      (54)                       (54)
 31387F GV 0          1,915       1,937                      (80)                       (80)
 31388C 3E 8          2,368       2,389                     (101)                      (101)
 31388C 4X 5         39,458      39,604                   (1,492)                    (1,492)
 31389G TU 4          1,297       1,310                      (68)                       (68)
 31389L D8 9          8,528       8,655                     (489)                      (489)
 31389N NB 7          2,383       2,408                     (126)                      (126)
 31389V S5 7          3,919       3,940                     (188)                      (188)
 31389V SY 4          1,335       1,338                      (60)                       (60)
 31389X 6A 6          1,034       1,043                      (53)                       (53)
 31390C AN 6            217         225                      (17)                       (17)
 31390D HH 0            528         534                      (29)                       (29)
 31390H CA 1         73,211      75,420                   (5,319)                    (5,319)
 31390H CH 6            248         255                      (17)                       (17)
 31390M HB 3          8,706       8,818                     (481)                      (481)
 31400S Z9 3        196,746     196,891                   (8,223)                    (8,223)
 31402U TY 8        308,880     151,216                   (1,023)                    (1,023)
 31403B 3Y 7        201,846     201,661                     (639)                      (639)
 31403B 3Z 4        104,974      71,054                     (345)                      (345)
 31363C MM 8             14          15                       (2)                        (2)
 31371J L4 4            238         261                      (30)                       (30)
 31371J XA 7          1,423       1,492                      (99)                       (99)
 31371K 7E 5     18,251,600                              (54,571)                   (54,571)
 31371K HY 0         13,490      13,370                      217                        217
 31371L CD 9         40,254                               (1,161)                    (1,161)
 31371L DH 9        402,286     402,900                   (3,299)                    (3,299)
 31382S GP 0         81,414      89,961                  (11,360)                   (11,360)
 31383P 2X 3            267         267                       (4)                        (4)
 31383R FV 9          3,416       3,348                      141                        141
 31383W X7 1          2,739       2,666                      131                        131
 31385J GG 7         20,317      21,912                   (2,288)                    (2,288)
 31386E C4 8          1,410       1,453                      (82)                       (82)
 31386H CG 4         37,630      39,116                   (2,114)                    (2,114)
 31386H MR 9             51          54                       (5)                        (5)
 31386M ZB 9          1,511       1,540                      (55)                       (55)
 31386P UJ 0            572         597                      (37)                       (37)
 31386R KK 4            391         409                      (27)                       (27)
 31387H V5 6            548         578                      (39)                       (39)

       1              16          17        18        19         20           21          22

                                                                                         NAIC
                                FOREIGN                         BOND                   DESIG-
                    BOOK/      EXCHANGE  REALIZED    TOTAL    INTEREST/                 NATION
                  ADJUSTED       GAIN      GAIN      GAIN       STOCK                     OR
                  CARRYING      (LOSS)    (LOSS)    (LOSS)    DIVIDENDS                 MARKET
     CUSIP        VALUE AT        ON        ON        ON       RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL  DISPOSAL  DISPOSAL  DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------
 31384X 3K 2           8,297                              0        449    06/01/2015  1
 31386D UB 4             375                              0         20    12/01/2015  1
 31386F YK 5           1,315                              0         66    01/01/2016  1
 31387F GV 0           1,858                              0        101    06/01/2016  1
 31388C 3E 8           2,287                              0        116    11/01/2016  1
 31388C 4X 5          38,112                              0      1,937    11/01/2016  1
 31389G TU 4           1,242                              0         63    02/01/2017  1
 31389L D8 9           8,166                              0        396    03/01/2017  1
 31389N NB 7           2,282                              0        115    04/01/2017  1
 31389V S5 7           3,753                              0        190    05/01/2017  1
 31389V SY 4           1,278                              0         65    05/01/2017  1
 31389X 6A 6             990                              0         50    05/01/2017  1
 31390C AN 6             208                              0         10    03/01/2017  1
 31390D HH 0             505                              0         26    04/01/2017  1
 31390H CA 1          70,101                              0      3,674    05/01/2017  1
 31390H CH 6             238                              0         12    05/01/2017  1
 31390M HB 3           8,336                              0        402    06/01/2017  1
 31400S Z9 3         188,668                              0      7,495    04/01/2018  1
 31402U TY 8         307,745                              0      9,443    09/01/2018  1
 31403B 3Y 7         201,021                              0      7,165    09/01/2018  1
 31403B 3Z 4         104,573                              0      3,331    09/01/2018  1
 31363C MM 8              13                              0          1    11/01/2019  1
 31371J L4 4             231                              0         14    06/01/2030  1
 31371J XA 7           1,393                              0         77    03/01/2031  1
 31371K 7E 5      18,197,029               80,676    80,676    242,263    07/01/2033  1
 31371K HY 0          13,588                              0        627    01/01/2032  1
 31371L CD 9          39,093                              0        578    09/01/2033  1
 31371L DH 9         399,601                              0     15,723    10/01/2033  1
 31382S GP 0          78,601                              0      3,437    04/01/2029  1
 31383P 2X 3             263                              0         13    09/01/2029  1
 31383R FV 9           3,489                              0        164    08/01/2029  1
 31383W X7 1           2,797                              0        136    11/01/2029  1
 31385J GG 7          19,624                              0        917    06/01/2032  1
 31386E C4 8           1,370                              0         64    04/01/2031  1
 31386H CG 4          37,003                              0      1,940    12/01/2030  1
 31386H MR 9              50                              0          3    01/01/2031  1
 31386M ZB 9           1,485                              0         71    10/01/2030  1
 31386P UJ 0             560                              0         30    01/01/2031  1
 31386R KK 4             383                              0         21    02/01/2031  1
 31387H V5 6             538                              0         27    05/01/2031  1


                                     QE05.4

       1                      2                3      4                 5                6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                     NUMBER OF
     CUSIP                                     G   DISPOSAL                          SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER     STOCK     CONSIDERATION   PAR VALUE
---------------------------------------------------------------------------------------------------------------------------
 31387T X2 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       997          997
 31387U V6 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    61,490       61,490
 31388M NB 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       223          223
 31389C Q8 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     7,991        7,991
 31390H ST 3    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       643          643
 31390K CM 8    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    21,539       21,539
 31390K WQ 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    33,339       33,339
 31390P GK 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    66,492       66,492
 31391U C5 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    30,727       30,727
 31391U J2 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     2,131        2,131
 31391W 5H 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   115,380      115,380
 31400C 6B 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    45,123       45,123
 31400F C6 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    29,564       29,564
 31400H YZ 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    36,503       36,503
 31400J PF 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   235,058      235,058
 31400J RY 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   249,593      249,593
 31400J SJ 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   305,276      305,276
 31400K G3 4    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    13,222       13,222
 31400K GZ 3    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     2,995        2,995
 31400Q TN 3    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    46,085       46,085
 31400R MA 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    42,403       42,403
 31400R ML 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     1,763        1,763
 31400R NT 4    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       632          632
 31400T B2 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                       444          444
 31401A GE 1    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    35,874       35,874
 31401B NS 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    74,176       74,176
 31401J EZ 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   452,781      452,781
 31402C PL 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   341,272      341,272
 31402C U6 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    56,130       56,130
 31402E AQ 1    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   662,690      662,690
 31402K CE 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   201,174      201,174
 31402Q LZ 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   261,135      261,135
 31402R AB 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   737,577      737,577
 31402Y GF 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   116,798      116,798
 31403F JF 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   109,236      109,236
 31403F JW 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   100,256      100,256
 31404M 6Q 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    45,427       45,427
 31405A TY 9    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    73,729       73,729
 31405A U9 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                   150,954      150,954
 31405D D4 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                    35,620       35,620
 31406A 6Y 3    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                     7,934        7,934

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11            12             13          14         15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                  TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL     FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN  EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.  CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)  B./A.C.V.
-------------------------------------------------------------------------------------------------------
 31387T X2 5          1,006       1,023                      (26)                       (26)
 31387U V6 5         61,999      62,486                     (996)                      (996)
 31388M NB 0            227         235                      (13)                       (13)
 31389C Q8 5          8,051       8,159                     (168)                      (168)
 31390H ST 3            651         658                      (15)                       (15)
 31390K CM 8         22,081      23,282                   (1,743)                    (1,743)
 31390K WQ 7         34,516      36,104                   (2,766)                    (2,766)
 31390P GK 7         69,526      74,752                   (8,260)                    (8,260)
 31391U C5 2         32,181      34,554                   (3,828)                    (3,828)
 31391U J2 2          2,232       2,362                     (231)                      (231)
 31391W 5H 0        118,805                               (3,425)                    (3,425)
 31400C 6B 5         45,427      45,443                     (320)                      (320)
 31400F C6 2         29,763      29,851                     (287)                      (287)
 31400H YZ 0         36,748      36,728                     (224)                      (224)
 31400J PF 0        242,147                               (7,088)                    (7,088)
 31400J RY 7        254,936     255,130                   (5,537)                    (5,537)
 31400J SJ 9        314,482                               (9,206)                    (9,206)
 31400K G3 4         13,311      13,333                     (111)                      (111)
 31400K GZ 3          3,015       3,021                      (26)                       (26)
 31400Q TN 3         46,395      46,478                     (393)                      (393)
 31400R MA 6         42,688      42,703                     (299)                      (299)
 31400R ML 2          1,775       1,777                      (14)                       (14)
 31400R NT 4            672         669                      (37)                       (37)
 31400T B2 2            447         447                       (4)                        (4)
 31401A GE 1         36,115      36,144                     (271)                      (271)
 31401B NS 0         74,779      74,868                     (692)                      (692)
 31401J EZ 7        459,502                               (6,721)                    (6,721)
 31402C PL 0        351,403                              (10,131)                   (10,131)
 31402C U6 7         57,796                               (1,666)                    (1,666)
 31402E AQ 1        682,675                              (19,984)                   (19,984)
 31402K CE 2        207,241                               (6,067)                    (6,067)
 31402Q LZ 2        262,890     263,088                   (1,953)                    (1,953)
 31402R AB 5        745,184                               (7,606)                    (7,606)
 31402Y GF 5        118,295     118,395                   (1,596)                    (1,596)
 31403F JF 2        110,123     110,147                     (911)                      (911)
 31403F JW 5        101,070     101,040                     (784)                      (784)
 31404M 6Q 6         44,532      44,490                      936                        936
 31405A TY 9         72,277      72,198                    1,531                      1,531
 31405A U9 2        147,982     147,624                    3,329                      3,329
 31405D D4 6         34,919      34,848                      772                        772
 31406A 6Y 3          8,036       8,079                     (145)                      (145)

       1              16          17        18        19         20           21          22

                                                                                         NAIC
                                FOREIGN                         BOND                   DESIG-
                    BOOK/      EXCHANGE  REALIZED    TOTAL    INTEREST/                 NATION
                  ADJUSTED       GAIN      GAIN      GAIN       STOCK                     OR
                  CARRYING      (LOSS)    (LOSS)    (LOSS)    DIVIDENDS                 MARKET
     CUSIP        VALUE AT        ON        ON        ON       RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE  DISPOSAL  DISPOSAL  DISPOSAL  DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------
 31387T X2 5             997                              0         50    07/01/2031  1
 31387U V6 5          61,490                              0      2,887    07/01/2031  1
 31388M NB 0             223                              0         10    09/01/2031  1
 31389C Q8 5           7,991                              0        350    12/01/2031  1
 31390H ST 3             643                              0         26    07/01/2033  1
 31390K CM 8          21,539                              0      1,082    06/01/2032  1
 31390K WQ 7          33,339                              0      1,621    08/01/2032  1
 31390P GK 7          66,492                              0      3,059    08/01/2032  1
 31391U C5 2          30,727                              0      1,495    01/01/2033  1
 31391U J2 2           2,131                              0        100    01/01/2033  1
 31391W 5H 0         115,380                              0      1,762    04/01/2033  1
 31400C 6B 5          45,123                              0      1,738    04/01/2033  1
 31400F C6 2          29,564                              0      1,123    03/01/2033  1
 31400H YZ 0          36,503                              0      1,398    03/01/2033  1
 31400J PF 0         235,058                              0      3,630    05/01/2033  1
 31400J RY 7         249,593                              0      9,906    02/01/2033  1
 31400J SJ 9         305,276                              0      4,552    02/01/2033  1
 31400K G3 4          13,222                              0        491    03/01/2033  1
 31400K GZ 3           2,995                              0        111    03/01/2033  1
 31400Q TN 3          46,085                              0      1,818    04/01/2033  1
 31400R MA 6          42,403                              0      1,612    04/01/2033  1
 31400R ML 2           1,763                              0         70    03/01/2033  1
 31400R NT 4             632                              0         32    02/01/2033  1
 31400T B2 2             444                              0         18    05/01/2033  1
 31401A GE 1          35,874                              0      1,395    04/01/2033  1
 31401B NS 0          74,176                              0      2,935    04/01/2033  1
 31401J EZ 7         452,781                              0      5,032    07/01/2033  1
 31402C PL 0         341,272                              0      5,080    11/01/2033  1
 31402C U6 7          56,130                              0        837    03/01/2034  1
 31402E AQ 1         662,690                              0      9,884    07/01/2033  1
 31402K CE 2         201,174                              0      3,061    08/01/2033  1
 31402Q LZ 2         261,135                              0     10,371    08/01/2033  1
 31402R AB 5         737,577                              0      6,146    04/01/2035  1
 31402Y GF 5         116,798                              0      4,515    10/01/2033  1
 31403F JF 2         109,236                              0      4,043    10/01/2033  1
 31403F JW 5         100,256                              0      3,968    10/01/2033  1
 31404M 6Q 6          45,427                              0      1,806    06/01/2034  1
 31405A TY 9          73,729                              0      2,862    06/01/2034  1
 31405A U9 2         150,954                              0      5,941    06/01/2034  1
 31405D D4 6          35,620                              0      1,462    07/01/2034  1
 31406A 6Y 3           7,934                              0        327    12/01/2034  1


                                     QE05.5

       1                      2                3      4                 5                     6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                          NUMBER OF
     CUSIP                                     G   DISPOSAL                               SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER           STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
 31406D EL 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        108,912       108,912
 31406D FK 7    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        302,630       302,630
 31408E G5 5    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        433,413       433,413
 31410K JR 6    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                         94,784        94,784
 31414A D5 8    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        160,106       160,106
 31414A QP 0    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        132,396       132,396
 31414K 6T 2    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                         35,914        35,914
 31414K KS 8    FNMA 30YR                         09/18/2009  Various                                   1,515,947     1,427,689
 31415P 3Z 9    FNMA 30YR                         09/01/2009  Various                                  14,161,049    13,607,002
 31416B VH 8    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                      1,019,516     1,019,516
 31416C HV 1    FNMA 30YR                         09/01/2009  SCHEDULED REDEMPTION                        600,658       600,658
 31416J 5H 0    FNMA 30YR                         08/05/2009  Various                                  11,283,998    11,362,723
 31416R HL 0    FNMA 30YR                         09/01/2009  Various                                  11,171,082    11,492,740
 31414K 6R 6    FNMA 30YR ALT-A                   09/01/2009  SCHEDULED REDEMPTION                        618,536       618,536
 31414K 6S 4    FNMA 30YR ALT-A                   09/01/2009  SCHEDULED REDEMPTION                        400,387       400,387
 31377T VK 9    FNMA 30YR MULTI                   09/01/2009  SCHEDULED REDEMPTION                          7,846         7,846
 31377T VL 7    FNMA 30YR MULTI                   09/01/2009  SCHEDULED REDEMPTION                          9,341         9,341
 31377T WC 6    FNMA 30YR MULTI                   09/01/2009  SCHEDULED REDEMPTION                          7,004         7,004
 31377T WK 8    FNMA 30YR MULTI                   09/01/2009  SCHEDULED REDEMPTION                         16,803        16,803
 31410G NB 5    FNMA 30YR 10/20 INT FIRST         09/01/2009  SCHEDULED REDEMPTION                      2,298,577     2,298,577
 31359S J3 5    FNMA_01-19                        09/01/2009  SCHEDULED REDEMPTION                         88,950        88,950
 31359S JT 8    FNMA_01-5                         09/01/2009  SCHEDULED REDEMPTION                         18,890        18,890
 31392C KP 8    FNMA_02-15                        09/25/2009  SCHEDULED REDEMPTION                        146,948       146,948
 31392F P9 2    FNMA_02-82                        09/25/2009  SCHEDULED REDEMPTION                        198,898       198,898
 31394A E2 8    FNMA_04-69                        09/01/2009  SCHEDULED REDEMPTION                        225,251       225,251
 3136FC 5N 2    FNSTR_377-2  IS                   08/24/2009  Various                                   1,611,003     1,255,748
 31364H AJ 6    FNSTR_E                           09/01/2009  SCHEDULED REDEMPTION                            629           629
 83162C MA 8    SBAP_02-20B                       08/01/2009  SCHEDULED REDEMPTION                        525,549       525,549
 83162C QD 8    SBAP_06-20C                       09/01/2009  SCHEDULED REDEMPTION                        176,011       176,011
 83162C SH 7    SBAP_09-20B                       08/01/2009  SCHEDULED REDEMPTION                        118,476       118,476
 795485 AA 9    SBM6_86-1                         09/01/2009  SCHEDULED REDEMPTION                            748           748
 31374T C3 1    FNMA 15YR                         09/01/2009  SCHEDULED REDEMPTION                         18,646        18,646
                                                                                                     --------------------------
 3199999        Total - Bonds - U.S. Special
                Revenue & Assessment                                                                  103,837,676   101,605,866
                                                                                                     --------------------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
 002920 AC 0    ABBEY NATIONAL PLC              F 08/31/2009  BROADPOINT CAPITAL INC.                   1,008,750     1,000,000
 00432C AG 6    ACCSS_01                          08/25/2009  SCHEDULED REDEMPTION                         34,090        34,090
 004406 AA 2    ACE_06-GP1                        09/25/2009  SCHEDULED REDEMPTION                        125,285       125,285
 03062X AC 0    AMCAR_06-BG                       09/06/2009  SCHEDULED REDEMPTION                        472,552       472,552
 025816 AZ 2    AMERICAN EXPRESS COMPANY          09/08/2009  GOLDMAN SACHS & CO                       11,478,400    10,000,000
 02635K AW 4    AMERICAN GENERAL FINANCE CORP     08/15/2009  MATURED                                   3,000,000     3,000,000

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         --------------------------------------------------------------
                                             11            12             13          14          15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                   TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.
--------------------------------------------------------------------------------------------------------
 31406D EL 6        110,307     110,372                   (1,460)                    (1,460)
 31406D FK 7        306,508     306,444                   (3,814)                    (3,814)
 31408E G5 5        420,984     297,484                   12,186                     12,186
 31410K JR 6         97,701                               (2,918)                    (2,918)
 31414A D5 8        168,012     167,943                   (7,837)                    (7,837)
 31414A QP 0        136,472                               (4,075)                    (4,075)
 31414K 6T 2         36,323                                 (410)                      (410)
 31414K KS 8      1,444,315                               (2,648)                    (2,648)
 31415P 3Z 9     14,106,634                              (14,425)                   (14,425)
 31416B VH 8      1,050,261                              (30,745)                   (30,745)
 31416C HV 1        613,328                              (12,670)                   (12,670)
 31416J 5H 0     11,167,426                                4,550                      4,550
 31416R HL 0     11,526,410                               (1,584)                    (1,584)
 31414K 6R 6        642,117     639,496                  (20,961)                   (20,961)
 31414K 6S 4        415,652     414,662                  (14,275)                   (14,275)
 31377T VK 9          8,160       8,119                     (273)                      (273)
 31377T VL 7          9,680       9,636                     (296)                      (296)
 31377T WC 6          7,045       7,040                      (35)                       (35)
 31377T WK 8         17,259      17,199                     (396)                      (396)
 31410G NB 5      2,297,859   2,297,899                      678                        678
 31359S J3 5         93,328      93,227                   (4,278)                    (4,278)
 31359S JT 8         19,114      19,110                     (220)                      (220)
 31392C KP 8        148,107     146,948                                                   0
 31392F P9 2        198,960     198,898                                                   0
 31394A E2 8        235,036     238,191                  (12,939)                   (12,939)
 3136FC 5N 2      1,255,748                             (121,768)                  (121,768)
 31364H AJ 6            573         620                        9                          9
 83162C MA 8        531,930                               (6,380)                    (6,380)
 83162C QD 8        174,086     174,214                    1,797                      1,797
 83162C SH 7        120,024                               (1,548)                    (1,548)
 795485 AA 9            735         748                                                   0
 31374T C3 1         18,657      18,656                      (10)                       (10)
 3199999
                ----------------------------------------------------------------------------------------
                103,586,042  21,640,295           0     (743,340)              0   (743,340)           0
                ----------------------------------------------------------------------------------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
 002920 AC 0      1,108,350   1,096,024                   (1,414)                    (1,414)
 00432C AG 6         33,749      34,080                       10                         10
 004406 AA 2        125,285     125,285                                                   0
 03062X AC 0        463,470     469,312                    3,240                      3,240
 025816 AZ 2      9,987,469   9,987,546                       66                         66
 02635K AW 4      3,070,700   3,004,444                   (4,444)                    (4,444)

       1               16          17          18          19         20            21          22

                                                                                               NAIC
                                 FOREIGN                              BOND                   DESIG-
                     BOOK/       EXCHANGE   REALIZED      TOTAL     INTEREST/                 NATION
                   ADJUSTED        GAIN       GAIN        GAIN        STOCK                     OR
                   CARRYING       (LOSS)     (LOSS)      (LOSS)     DIVIDENDS                 MARKET
     CUSIP         VALUE AT         ON         ON          ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION   DISPOSAL DATE   DISPOSAL   DISPOSAL    DISPOSAL   DURING YEAR     DATE        (A)
-----------------------------------------------------------------------------------------------------
 31406D EL 6          108,912                                   0       4,417   12/01/2034  1
 31406D FK 7          302,630                                   0      11,564   12/01/2034  1
 31408E G5 5          433,413                                   0      15,236   01/01/2036  1
 31410K JR 6           94,784                                   0         434   06/01/2038  1
 31414A D5 8          160,106                                   0       8,396   11/01/2037  1
 31414A QP 0          132,396                                   0         607   01/01/2038  1
 31414K 6T 2           35,914                                   0         986   01/01/2038  1
 31414K KS 8        1,441,666                  74,281      74,281      49,198   01/01/2038  1
 31415P 3Z 9       14,092,209                  68,840      68,840      88,841   04/01/2034  1
 31416B VH 8        1,019,516                                   0      14,982   12/01/2034  1
 31416C HV 1          600,658                                   0       6,486   06/01/2039  1
 31416J 5H 0       11,171,976                 112,022     112,022      59,405   01/01/2039  1
 31416R HL 0       11,524,826                (353,743)   (353,743)    131,253   06/01/2039  1
 31414K 6R 6          618,536                                   0      28,782   01/01/2038  1
 31414K 6S 4          400,387                                   0      19,453   01/01/2038  1
 31377T VK 9            7,846                                   0         325   04/01/2034  1
 31377T VL 7            9,341                                   0         387   04/01/2034  1
 31377T WC 6            7,004                                   0         272   03/01/2034  1
 31377T WK 8           16,803                                   0         680   03/01/2034  1
 31410G NB 5        2,298,577                                   0     100,684   10/01/2037  1
 31359S J3 5           88,950                                   0       4,186   05/01/2031  1
 31359S JT 8           18,890                                   0         950   03/01/2031  1
 31392C KP 8          146,948                                   0       1,112   04/25/2032  1
 31392F P9 2          198,898                                   0       1,271   12/25/2032  1
 31394A E2 8          225,251                                   0      10,511   05/01/2033  1
 3136FC 5N 2        1,133,980                 477,023     477,023     175,530   10/01/2036  1
 31364H AJ 6              629                                   0          27   09/01/2010  1
 83162C MA 8          525,549                                   0      15,980   02/01/2022  1FE
 83162C QD 8          176,011                                   0       9,949   03/01/2026  1FE
 83162C SH 7          118,476                                   0       2,663   02/01/2029  1FE
 795485 AA 9              748                                   0          32   12/01/2011  1FE
 31374T C3 1           18,646                                   0         808   09/01/2013  1
 3199999
                 ------------------------------------------------------------------------------------
                  102,857,479           0     980,197     980,197   2,090,749       XXX     XXX
                 ------------------------------------------------------------------------------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
 002920 AC 0        1,094,610                 (85,860)    (85,860)     67,796   10/26/2029  1
 00432C AG 6           34,090                                   0         571   05/25/2034  1FE
 004406 AA 2          125,285                                   0         447   02/25/2031  1FE
 03062X AC 0          472,552                                   0      13,614   10/06/2011  2FE
 025816 AZ 2        9,987,612               1,490,788   1,490,788     778,778   03/19/2038  1FE
 02635K AW 4        3,000,000                                   0     243,750   08/15/2009  3FE


                                     QE05.6

       1                      2                3      4                 5                     6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                          NUMBER OF
     CUSIP                                     G   DISPOSAL                               SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER           STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
 00184A AC 9    AOL TIME WARNER INC               08/20/2009  BANC OF AMERICA SECURITI                  2,681,550     2,500,000
 05947U C8 9    BACM_05-1                         08/17/2009  DEUTSCHE BANK SECURITIE                   4,367,375     4,374,210
 05947U D2 1    BACM_05-1                         09/01/2009  SCHEDULED REDEMPTION                        151,149       151,149
 87203R AA 0    BAE SYSTEMS ASSET TRUST        F  09/15/2009  Various                                      30,365        30,365
 05577@ AG 5    BNSF RAILWAY CO 2009-A            08/26/2009  SCHEDULED REDEMPTION                         46,454        46,454
 05577@ AH 3    BNSF RAILWAY CO 2009-B            08/26/2009  SCHEDULED REDEMPTION                         44,709        44,709
 05577@ AJ 9    BNSF RAILWAY CO 2009-C            08/26/2009  SCHEDULED REDEMPTION                         13,943        13,943
 05577@ AK 6    BNSF RAILWAY CO 2009-D            08/26/2009  SCHEDULED REDEMPTION                         14,059        14,059
 05577@ AM 2    BNSF RAILWAY CO 2009-E            08/26/2009  SCHEDULED REDEMPTION                          5,835         5,835
 10112R AB 0    BOSTON PROPERTIES LP              08/07/2009  Various                                   5,079,859     5,000,000
 07383F DB 1    BSCMS_00-WF1  IS                  06/01/2009  CANCELLED TRADE.
 07383F WD 6    BSCMS_03-PWR2                     09/01/2009  SCHEDULED REDEMPTION                        150,827       150,827
 07383F BX 5    BSCMS_99-CLF1                     07/15/2009  SCHEDULED REDEMPTION                         35,244        35,244
 12189P AJ 1    BURLINGTON NORTHERN AND
                SANTE F                           07/15/2009  SCHEDULED REDEMPTION                         69,046        69,046
 12189P AF 9    BURLINGTON NORTHERN SANTE
                FE R                              07/02/2009  Various                                       3,730         3,730
 12322U AA 7    BUSHNELL LOAN FUND II_08-1A       07/28/2009  SCHEDULED REDEMPTION                      1,341,110     1,341,110
 136385 AL 5    CANADIAN NATURAL RESOURCES
                LIMIT                          A  08/20/2009  GOLDMAN SACHS & CO                        5,185,650     5,000,000
 13974A AH 5    CARAT_06-SN1A                     09/20/2009  SCHEDULED REDEMPTION                      2,550,000     2,550,000
 14149Y AP 3    CARDINAL HEALTH INC               07/22/2009  ALADDIN CAPITAL                          10,396,900    10,000,000
 14984W AA 8    CBAC_07-1A                        09/01/2009  SCHEDULED REDEMPTION                         71,334        71,334
 12489W GC 2    CBASS_02-CB6                      09/25/2009  SCHEDULED REDEMPTION                        242,822       242,822
 17305E DG 7    CCCIT_06-C2                       09/10/2009  CITIGROUP (Salomon/Smith B                6,047,813     6,000,000
 161505 EY 4    CCMSC_00-2                        09/01/2009  SCHEDULED REDEMPTION                        358,798       358,798
 172967 BC 4    CITIGROUP INC                     08/14/2009  CITIGROUP (Salomon/Smith B                1,549,440     1,500,000
 161582 AD 3    CMFUN_99-1                        09/01/2009  SCHEDULED REDEMPTION                      8,763,954     8,763,954
 12613X CZ 2    CNH_05-B                          09/15/2009  SCHEDULED REDEMPTION                      5,250,000     5,250,000
 205887 AF 9    CONAGRA FOODS INC                 09/08/2009  BANC OF AMERICA SECURITI                  7,753,760     7,000,000
 209111 EU 3    CONSOLIDATED EDISON COMPANY
                OF                                09/09/2009  DEUTSCHE BANK SECURITIE                   5,765,400     5,000,000
 12629R AA 4    CSAMF-4A                          07/10/2009  SCHEDULED REDEMPTION                         75,813        75,813
 22540A 3E 6    CSFB_01-CK3                       09/01/2009  SCHEDULED REDEMPTION                        240,713       240,713
 22540V N4 0    CSFB_02-HE11                      09/25/2009  SCHEDULED REDEMPTION                         14,680        14,680
 22540A LK 2    CSFB_99-C1                        08/11/2009  SCHEDULED REDEMPTION                        618,705       618,705
 126659 AA 9    CVS PASS-THROUGH TRUST            09/10/2009  SCHEDULED REDEMPTION                         26,916        26,916
 23243N AF 5    CWL_06-S4                         09/01/2009  SCHEDULED REDEMPTION                        558,632       558,632
 126683 AC 5    CWL_06-S5                         09/01/2009  SCHEDULED REDEMPTION                        310,539       310,539
 12669R AB 3    CWL_07-S1                         09/01/2009  SCHEDULED REDEMPTION                        349,262       349,262
 12669R AC 1    CWL_07-S1                         09/01/2009  SCHEDULED REDEMPTION                        349,262       349,262
 2515A0 NY 5    DEUTSCHE BANK AG (LONDON
                BRANCH                         F  08/14/2009  MORGAN STANLEY                            3,168,600     3,000,000
 N2557F BX 1    DEUTSCHE TEL FIN               D  09/14/2009  BNP PARIBAS SECURITIES C                 17,408,715    13,181,846
 25243Y AM 1    DIAGEO CAPITAL PLC             F  09/08/2009  CREDIT SUISSE FIRST BOST                  4,343,680     4,000,000

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         ---------------------------------------------------------------
                                             11            12             13          14          15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                   TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.
--------------------------------------------------------------------------------------------------------
 00184A AC 9      2,381,825                                  389                        389
 05947U C8 9      4,396,208   4,379,472                   (2,859)                    (2,859)
 05947U D2 1        148,829     149,763                    1,386                      1,386
 87203R AA 0         31,667      88,204                   (2,542)                    (2,542)
 05577@ AG 5         46,454                                                               0
 05577@ AH 3         44,709                                                               0
 05577@ AJ 9         13,943                                                               0
 05577@ AK 6         14,059                                                               0
 05577@ AM 2          5,835                                                               0
 10112R AB 0      4,990,950   4,995,689                      577                        577
 07383F DB 1                                                                              0
 07383F WD 6        144,430                                6,398                      6,398
 07383F BX 5         39,279      38,287                   (3,042)                    (3,042)
 12189P AJ 1
                     69,046      69,046                                                   0
 12189P AF 9
                      4,399     167,187                  (17,962)                   (17,962)
 12322U AA 7      1,341,110   1,341,110                                                   0
 136385 AL 5
                  4,997,350   4,997,404                       21                         21
 13974A AH 5      2,549,927   2,549,986                       14                         14
 14149Y AP 3     10,192,746  10,159,554                  (24,466)                   (24,466)
 14984W AA 8         71,310      71,319                       15                         15
 12489W GC 2        242,822     242,822                                                   0
 17305E DG 7      5,987,340   5,993,217                    1,493                      1,493
 161505 EY 4        386,759     363,965                   (5,167)                    (5,167)
 172967 BC 4      1,512,435   1,503,265                     (967)                      (967)
 161582 AD 3      8,830,710   8,769,080                   (5,126)                    (5,126)
 12613X CZ 2      5,206,318   5,239,979                   10,021                     10,021
 205887 AF 9      7,507,710   7,463,315                  (10,137)                   (10,137)
 209111 EU 3
                  4,985,350   4,985,467                      116                        116
 12629R AA 4         76,056      75,892                      (79)                       (79)
 22540A 3E 6        262,960     246,221                   (5,508)                    (5,508)
 22540V N4 0         14,680      14,680                                                   0
 22540A LK 2        718,641     627,216                   (8,510)                    (8,510)
 126659 AA 9         26,916                                                               0
 23243N AF 5        558,625     558,628                        4                          4
 126683 AC 5        310,532     310,535                        4                          4
 12669R AB 3        349,258     349,260                        2                          2
 12669R AC 1        349,245     349,251                       11                         11
 2515A0 NY 5
                  2,995,920   2,996,370                      478                        478
 N2557F BX 1     14,843,286  16,258,224                 (225,863)                  (225,863)  (2,242,155)
 25243Y AM 1      3,892,120   3,895,968                    6,339                      6,339

       1              16          17          18          19         20            21          22

                                                                                              NAIC
                                FOREIGN                              BOND                   DESIG-
                    BOOK/       EXCHANGE   REALIZED      TOTAL     INTEREST/                 NATION
                  ADJUSTED        GAIN       GAIN        GAIN        STOCK                     OR
                  CARRYING       (LOSS)     (LOSS)      (LOSS)     DIVIDENDS                 MARKET
     CUSIP        VALUE AT         ON         ON          ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE   DISPOSAL   DISPOSAL    DISPOSAL   DURING YEAR     DATE        (A)
----------------------------------------------------------------------------------------------------
 00184A AC 9       2,382,214                 299,336     299,336      68,837   04/15/2031  2FE
 05947U C8 9       4,376,614                  (9,239)     (9,239)    153,479   11/01/2042  1FE
 05947U D2 1         151,149                                   0       5,478   11/01/2042  1FE
 87203R AA 0          30,365                                   0       4,491   09/15/2013  2FE
 05577@ AG 5          46,454                                   0       1,521   02/26/2021  1FE
 05577@ AH 3          44,709                                   0       1,464   02/26/2021  1FE
 05577@ AJ 9          13,943                                   0         457   02/26/2021  1FE
 05577@ AK 6          14,059                                   0         460   02/26/2021  1FE
 05577@ AM 2           5,835                                   0         191   02/26/2021  1FE
 10112R AB 0       4,996,266                  83,593      83,593     332,320   01/15/2013  2FE
 07383F DB 1                                                   0               02/01/2032  1FE
 07383F WD 6         150,827                                   0       3,115   05/01/2039  1FE
 07383F BX 5          35,244                                   0       1,663   05/15/2030  1FE
 12189P AJ 1
                      69,046                                   0       4,645   07/15/2022  1FE
 12189P AF 9
                       3,730                                   0      10,533   01/02/2021  1FE
 12322U AA 7       1,341,110                                   0      39,996   10/28/2015  1FE
 136385 AL 5
                   4,997,425                 188,225     188,225     295,139   03/15/2038  2FE
 13974A AH 5       2,550,000                                   0     100,681   05/20/2010  1FE
 14149Y AP 3      10,135,087                 261,813     261,813     347,240   06/15/2012  2FE
 14984W AA 8          71,334                                   0       2,951   07/01/2039  1FE
 12489W GC 2         242,822                                   0       4,025   01/25/2033  1FE
 17305E DG 7       5,994,710                  53,103      53,103     285,000   05/15/2013  2FE
 161505 EY 4         358,798                                   0      19,928   07/01/2032  1FE
 172967 BC 4       1,502,298                  47,142      47,142     105,896   01/18/2011  1FE
 161582 AD 3       8,763,954                                   0     454,990   08/01/2031  1FE
 12613X CZ 2       5,250,000                                   0     194,119   12/17/2012  2FE
 205887 AF 9       7,453,178                 300,582     300,582     471,042   10/01/2026  2FE
 209111 EU 3
                   4,985,582                 779,818     779,818     321,563   04/01/2038  1FE
 12629R AA 4          75,813                                   0       1,585   06/09/2016  1FE
 22540A 3E 6         240,713                                   0      10,353   06/01/2034  1FE
 22540V N4 0          14,680                                   0         186   10/25/2032  1FE
 22540A LK 2         618,705                                   0      17,151   09/11/2041  1FE
 126659 AA 9          26,916                                   0         462   07/10/2031  2FE
 23243N AF 5         558,632                                   0      23,717   07/01/2034  5FE
 126683 AC 5         310,539                                   0      13,086   06/01/2035  5FE
 12669R AB 3         349,262                                   0      14,151   11/01/2036  4FE
 12669R AC 1         349,262                                   0      14,658   11/01/2036  4FE
 2515A0 NY 5
                   2,996,848                 171,752     171,752     109,281   05/20/2013  1FE
 N2557F BX 1      13,790,205   3,046,084     572,427   3,618,511   1,306,290   07/11/2011  2FE
 25243Y AM 1       3,902,307                 441,373     441,373     203,167   10/23/2017  1FE


                                     QE05.7

       1                      2                3      4                 5                     6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                          NUMBER OF
     CUSIP                                     G   DISPOSAL                               SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER           STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
 25244S AD 3    DIAGEO FINANCE BV              F  09/08/2009  CREDIT SUISSE FIRST BOST                 12,909,226    11,880,000
 23322B CM 8    DLJCM_98-CG1                      09/01/2009  SCHEDULED REDEMPTION                        244,364       244,364
 268766 BU 5    EOP OPERATING LP                  07/08/2009  MORGAN STANLEY                              139,000       139,000
 294751 BP 6    EQABS_02-5                        09/01/2009  SCHEDULED REDEMPTION                        162,997       162,997
 35729P AK 6    FHLT_02-2                         09/25/2009  SCHEDULED REDEMPTION                        186,217       186,217
 35729P AT 7    FHLT_03-1                         09/25/2009  SCHEDULED REDEMPTION                          6,500         6,500
 337932 AB 3    FIRSTENERGY CORPORATION           09/01/2009  TENDER TRANSACTION                       10,152,188     9,555,000
 337367 AD 8    FULBA_98-C2                       09/01/2009  SCHEDULED REDEMPTION                        730,425       730,425
 337378 AB 9    FUNBC_99-C4                       09/01/2009  SCHEDULED REDEMPTION                      3,266,738     3,266,738
 36158Y AB 5    GECMC_00-1                        09/01/2009  SCHEDULED REDEMPTION                         45,520        45,520
 45957@ AC 0    GENERAL PARTS INTERNATIONAL
                INC                               09/10/2009  SCHEDULED REDEMPTION                      1,500,000     1,500,000
 361849 QE 5    GMACC_01-C1                       09/01/2009  SCHEDULED REDEMPTION                          4,809         4,809
 361849 CP 5    GMACC_97-C2                       09/01/2009  SCHEDULED REDEMPTION                         32,702        32,702
 39121J AA 8    GREAT RIVER ENERGY                07/01/2009  SCHEDULED REDEMPTION                      2,321,269     2,321,269
 36228C SG 9    GSMS_04-C1                        09/09/2009  Various                                   2,135,892     2,119,542
 393505 KD 3    GT_95-9                           09/15/2009  SCHEDULED REDEMPTION                         66,369        66,369
 449182 BL 7    HART_05-A                         08/15/2009  SCHEDULED REDEMPTION                        415,314       415,314
 449182 BN 3    HART_05-A                         08/15/2009  SCHEDULED REDEMPTION                        326,970       326,970
 22541N HH 5    HEAT_02-3                         09/25/2009  SCHEDULED REDEMPTION                        307,809       307,809
 42771* AA 7    HERO OF AMERICA INC               08/18/2009  SCHEDULED REDEMPTION                      2,000,000     2,000,000
 42771* AB 5    HERO OF AMERICA INC               08/18/2009  SCHEDULED REDEMPTION                      4,250,975     3,545,272
 428236 AQ 6    HEWLETT-PACKARD COMPANY           09/08/2009  BANC OF AMERICA SECURITI                 18,768,294    17,725,000
 452308 AG 4    ILLINOIS TOOL WORKS INC           09/22/2009  EXCHANGE                                 10,998,303    11,000,000
 45974V A9 9    INTERNATIONAL LEASE FINANCE
                CORP                              09/23/2009  JP MORGAN SECURITIES INC                  8,450,000    10,000,000
 45974V B4 9    INTERNATIONAL LEASE FINANCE
                CORP                              09/22/2009  Various                                  15,800,000    20,000,000
 464187 AF 0    IRWHE_02-A                        09/01/2009  SCHEDULED REDEMPTION                         69,212        69,212
 617059 EU 0    JPMC_98-C6                        09/01/2009  SCHEDULED REDEMPTION                         40,492        40,492
 46625M 2L 2    JPMCC_04-CB8                      09/01/2009  SCHEDULED REDEMPTION                         26,095        26,095
 46625Y GL 1    JPMCC_05-LDP1                     09/01/2009  SCHEDULED REDEMPTION                        345,936       345,936
 46625Y TY 9    JPMCC_05-LDP4                     09/01/2009  SCHEDULED REDEMPTION                         48,538        48,538
 46625H BV 1    JPMORGAN CHASE & CO               08/13/2009  BARCLAYS CAPITAL INC.                     2,106,020     2,000,000
 49239@ AA 6    KERR-MCGEE GUNNISON TRUST
                KMGI                              07/30/2009  SCHEDULED REDEMPTION                          4,936         4,936
 494550 AW 6    KINDER MORGAN ENERGY PARTNERS     08/20/2009  JP MORGAN SECURITIES INC                  7,991,925     7,500,000
 49725V AA 0    KIOWA POWER PARTNERS LLC
                SER A                             09/30/2009  SCHEDULED REDEMPTION                        194,242       194,242
 493268 BB 1    KSLT_01-A                         09/28/2009  SCHEDULED REDEMPTION                         77,234        77,234
 493268 BG 0    KSLT_02-A                         08/27/2009  SCHEDULED REDEMPTION                        138,856       138,856
 86359D UE 5    LBSBC_05-2A                       09/01/2009  SCHEDULED REDEMPTION                        474,140       474,140
 52520V AB 9    LBSBC_06-2A                       09/01/2009  SCHEDULED REDEMPTION                        675,732       675,732
 52108H LG 7    LBUBS_02-C4                       09/11/2009  SCHEDULED REDEMPTION                        978,964       978,964
 52108H LH 5    LBUBS_02-C4                       09/11/2009  Various                                   5,049,068     5,000,000

       1             9           10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                         ---------------------------------------------------------------
                                             11            12             13          14          15
                                                                        CURRENT
                             PRIOR YEAR                                 YEAR'S                   TOTAL
                                BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN
                              ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
     CUSIP                    CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE    (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.
--------------------------------------------------------------------------------------------------------
 25244S AD 3     11,864,318  11,869,784                    1,496                      1,496
 23322B CM 8        271,684     245,304                     (939)                      (939)
 268766 BU 5        140,337                                 (104)                      (104)
 294751 BP 6        162,997     162,997                                                   0
 35729P AK 6        185,402     184,354                    1,863                      1,863
 35729P AT 7          6,495       6,500                                                   0
 337932 AB 3      9,790,913   9,716,323                  (35,156)                   (35,156)
 337367 AD 8        730,252     730,397                       28                         28
 337378 AB 9      3,672,655   3,311,009                  (44,272)                   (44,272)
 36158Y AB 5         46,881      45,843                     (323)                      (323)
 45957@ AC 0
                  1,611,833   1,560,188                  (60,188)                   (60,188)
 361849 QE 5          5,307       4,989                     (180)                      (180)
 361849 CP 5         33,345      32,702                                                   0
 39121J AA 8      2,321,269   2,321,269                                                   0
 36228C SG 9      2,012,886                               39,799                     39,799
 393505 KD 3         68,547      66,471                     (102)                      (102)
 449182 BL 7        415,236     415,306                        8                          8
 449182 BN 3        326,920     326,966                        4                          4
 22541N HH 5        307,809     307,809                                                   0
 42771* AA 7      2,000,000   2,000,000                                                   0
 42771* AB 5      3,534,221   4,295,529                    6,603                      6,603     (756,859)
 428236 AQ 6     17,710,997  17,713,111                    1,829                      1,829
 452308 AG 4     10,998,240                                   63                         63
 45974V A9 9
                 10,002,500  10,001,900                     (423)                      (423)
 45974V B4 9
                 19,965,600  19,972,267                    3,275                      3,275
 464187 AF 0         69,192      69,212                                                   0
 617059 EU 0         44,258      40,875                     (383)                      (383)
 46625M 2L 2         24,298      24,698                    1,398                      1,398
 46625Y GL 1        345,085     345,756                      180                        180
 46625Y TY 9         48,780      48,615                      (77)                       (77)
 46625H BV 1      1,995,040   1,996,867                      303                        303
 49239@ AA 6
                      5,027       5,000                      (63)                       (63)
 494550 AW 6      7,824,750                                 (244)                      (244)
 49725V AA 0
                    194,242     194,242                                                   0
 493268 BB 1         76,206      77,097                      138                        138
 493268 BG 0        138,856     138,856                                                   0
 86359D UE 5        474,081     474,090                       50                         50
 52520V AB 9        675,700     675,703                       29                         29
 52108H LG 7        983,833     980,418                   (1,454)                    (1,454)
 52108H LH 5      5,024,799   5,006,189                   (2,804)                    (2,804)

       1              16          17          18          19         20            21          22

                                                                                              NAIC
                                FOREIGN                              BOND                   DESIG-
                    BOOK/       EXCHANGE   REALIZED      TOTAL     INTEREST/                 NATION
                  ADJUSTED        GAIN       GAIN        GAIN        STOCK                     OR
                  CARRYING       (LOSS)     (LOSS)      (LOSS)     DIVIDENDS                 MARKET
     CUSIP        VALUE AT         ON         ON          ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE   DISPOSAL   DISPOSAL    DISPOSAL   DURING YEAR     DATE        (A)
----------------------------------------------------------------------------------------------------
 25244S AD 3      11,871,280               1,037,946   1,037,946     612,728   04/01/2013  1FE
 23322B CM 8         244,364                                   0      12,098   06/01/2031  1FE
 268766 BU 5         140,233                  (1,233)     (1,233)      4,811   07/15/2011  2FE
 294751 BP 6         162,997                                   0       6,396   11/01/2032  1FE
 35729P AK 6         186,217                                   0       2,855   10/25/2033  4FE
 35729P AT 7           6,500                                   0         145   02/25/2033  3FE
 337932 AB 3       9,681,168                 471,020     471,020     776,264   11/15/2011  2FE
 337367 AD 8         730,425                                   0      36,895   11/01/2035  1FE
 337378 AB 9       3,266,738                                   0     147,380   12/01/2031  1FE
 36158Y AB 5          45,520                                   0       2,156   01/01/2033  1FE
 45957@ AC 0
                   1,500,000                                   0     108,000   09/10/2012  2
 361849 QE 5           4,809                                   0         224   04/01/2034  1FE
 361849 CP 5          32,702                                   0       1,801   04/01/2029  1FE
 39121J AA 8       2,321,269                                   0     135,307   07/01/2017  1FE
 36228C SG 9       2,052,685                  83,207      83,207      48,656   10/01/2028  1FE
 393505 KD 3          66,369                                   0       3,477   01/15/2026  1FE
 449182 BL 7         415,314                                   0      10,605   02/15/2012  1FE
 449182 BN 3         326,970                                   0       1,350   02/15/2012  1FE
 22541N HH 5         307,809                                   0       3,858   02/25/2033  3FE
 42771* AA 7       2,000,000                                   0      77,600   08/18/2010  2
 42771* AB 5       3,545,272     705,703                 705,703     103,299   08/18/2010  2
 428236 AQ 6      17,714,940               1,053,354   1,053,354     819,781   03/01/2013  1FE
 452308 AG 4      10,998,303                                   0     336,111   04/01/2019  1FE
 45974V A9 9
                  10,001,476              (1,551,476) (1,551,476)    604,500   02/15/2012  2FE
 45974V B4 9
                  19,975,542              (4,175,542) (4,175,542)    920,479   06/01/2014  2FE
 464187 AF 0          69,212                                   0       3,340   05/01/2032  1FE
 617059 EU 0          40,492                                   0       1,196   01/01/2030  1FE
 46625M 2L 2          26,095                                   0         782   01/01/2039  1FE
 46625Y GL 1         345,936                                   0      11,847   03/01/2046  1FE
 46625Y TY 9          48,538                                   0       1,714   10/01/2042  1FE
 46625H BV 1       1,997,170                 108,850     108,850      94,813   09/15/2014  1FE
 49239@ AA 6
                       4,936                                   0         332   01/30/2020  2
 494550 AW 6       7,824,506                 167,419     167,419      57,917   01/15/2038  2FE
 49725V AA 0
                     194,242                                   0       4,673   12/30/2013  2FE
 493268 BB 1          77,234                                   0         964   06/29/2037  1FE
 493268 BG 0         138,856                                   0       2,171   11/30/2032  1FE
 86359D UE 5         474,140                                   0      19,629   09/01/2030  1FE
 52520V AB 9         675,732                                   0      27,103   09/01/2036  1FE
 52108H LG 7         978,964                                   0      28,067   09/11/2026  1FE
 52108H LH 5       5,003,384                  45,683      45,683     166,080   09/11/2026  1FE


                                     QE05.8

       1                      2                3      4                 5                     6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                          NUMBER OF
     CUSIP                                     G   DISPOSAL                               SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER           STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
52521R CN 9     LMT_07-5                          09/01/2009  SCHEDULED REDEMPTION                        438,967       438,967
52524P AN 2     LXS_07-6                          09/01/2009  SCHEDULED REDEMPTION                        481,620       481,620
55262S AN 5     MBNAM_99-J                        09/15/2009  SCHEDULED REDEMPTION                     13,000,000    13,000,000
55262T EU 3     MBNAM_99-J                        09/15/2009  SCHEDULED REDEMPTION                        800,000       800,000
61746R AG 6     MSAC_02-NC6                       09/25/2009  SCHEDULED REDEMPTION                        180,375       180,375
617451 CM 9     MSC_06-T21                        09/01/2009  SCHEDULED REDEMPTION                         70,085        70,085
61745M NR 0     MSC_99-LIFE                       07/01/2009  SCHEDULED REDEMPTION                        815,791       815,791
61746W GB 0     MSDWC_01-TOP1                     09/01/2009  SCHEDULED REDEMPTION                        104,059       104,059
61746W HF 0     MSDWC_01-TOP3                     09/01/2009  SCHEDULED REDEMPTION                         67,143        67,143
61746W LT 5     MSDWC_01-TOP5                     09/01/2009  SCHEDULED REDEMPTION                         31,277        31,277
61746W WT 3     MSDWC_02-IQ3                      09/01/2009  SCHEDULED REDEMPTION                        136,102       136,102
61746W YV 6     MSDWC_03-NC1                      07/27/2009  SCHEDULED REDEMPTION                              0             0
665772 BR 9     NORTHERN STATES PWR-MINN          08/01/2009  MATURED                                   4,000,000     4,000,000
66989H AA 6     NOVARTIS CAPITAL CORP          F  09/18/2009  BANC OF AMERICA SECURITI                  5,244,900     5,000,000
674135 DM 7     OAK_98-B                          09/01/2009  SCHEDULED REDEMPTION                         38,069        38,069
67773# AD 2     OHIO VALLEY ELECTRIC CORP         08/15/2009  SCHEDULED REDEMPTION                        322,083       322,083
74438W AB 2     PMCF_01-ROCK                      09/01/2009  SCHEDULED REDEMPTION                         99,803        99,803
69348H BK 3     PNCMA_00-C1                       09/01/2009  SCHEDULED REDEMPTION                        999,206       999,206
73664# AA 8     PORTLAND NATURAL GAS
                TRANSMISSI                        09/30/2009  SCHEDULED REDEMPTION                         70,364        70,364
74005P AR 5     PRAXAIR INC                       08/24/2009  BANC OF AMERICA SECURITI                  5,375,000     5,000,000
74160M DK 5     PRIME_04-CL1                      09/01/2009  SCHEDULED REDEMPTION                        110,073       110,073
742741 AA 9     PROCTER & GAMBLE - ESOP           07/01/2009  SCHEDULED REDEMPTION                         81,840        81,840
75970J AX 4     RAMC_07-1                         09/01/2009  SCHEDULED REDEMPTION                        448,677       448,677
75971F AP 8     RAMC_07-3                         09/25/2009  CITIGROUP (Salomon/Smith B                  187,500     1,500,000
760985 FA 4     RAMP_01-RS3                       09/01/2009  SCHEDULED REDEMPTION                         80,777        80,777
760985 GQ 8     RAMP_02-RS1                       09/01/2009  SCHEDULED REDEMPTION                         12,540        12,540
86359A PY 3     SASC_03-BC2                       09/25/2009  SCHEDULED REDEMPTION                        175,608       175,608
805564 GS 4     SAST_00-3                         09/01/2009  SCHEDULED REDEMPTION                         41,856        41,856
83162C NX 7     SBAP_04-20H                       08/01/2009  SCHEDULED REDEMPTION                        424,961       424,961
83162C PR 8     SBAP_05-20G                       07/01/2009  SCHEDULED REDEMPTION                        513,776       513,776
83162C PS 6     SBAP_05-20H                       08/01/2009  SCHEDULED REDEMPTION                        127,950       127,950
83162C QX 4     SBAP_07-20C                       09/01/2009  SCHEDULED REDEMPTION                        752,860       752,860
83162C SK 0     SBAP_09-20C                       09/01/2009  SCHEDULED REDEMPTION                        159,854       159,854
79548C BH 8     SBM7_01-C1                        09/16/2009  Various                                  17,100,436    16,521,325
79549A JJ 9     SBM7_01-C2                        09/01/2009  SCHEDULED REDEMPTION                         33,381        33,381
80281W AD 3     SDART_07-3                        09/15/2009  SCHEDULED REDEMPTION                      1,632,808     1,632,808
828807 BP 1     SIMON PROPERTY GROUP LP           09/11/2009  STORMHARBOUR SECURITIE                    3,062,250     3,000,000
84860R AA 1     SPMF_06-1A                        09/01/2009  SCHEDULED REDEMPTION                         52,879        52,879
85458# AA 2     STANLEY ACCOUNT VALUE PLAN
                TRUS                              09/30/2009  SCHEDULED REDEMPTION                         14,616        14,616
866348 AA 3     SUMM_02-1                         09/14/2009  SCHEDULED REDEMPTION                        216,007       216,007

       1             9            10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                          ---------------------------------------------------------------
                                              11            12             13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN
                               ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
     CUSIP                     CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.
-----------------------------------------------------------------------------------------------------------
52521R CN 9         443,452      277,160                   161,806                    161,806
52524P AN 2         487,790      486,191                    (4,571)                    (4,571)
55262S AN 5      14,309,688   13,195,230                  (195,230)                  (195,230)
55262T EU 3         909,382      816,522                   (16,522)                   (16,522)
61746R AG 6         178,112      179,957                       418                        418
617451 CM 9          70,258       70,149                       (64)                       (64)
61745M NR 0         935,701      823,843                    (8,052)                    (8,052)
61746W GB 0         105,417      105,415                    (1,356)                    (1,356)
61746W HF 0          70,358       34,297                    (1,447)                    (1,447)
61746W LT 5          31,672       31,526                      (249)                      (249)
61746W WT 3         136,823      133,475                      (260)                      (260)
61746W YV 6               0            0                                                    0
665772 BR 9       4,497,680    4,055,274                   (55,274)                   (55,274)
66989H AA 6       4,994,850                                    583                        583
674135 DM 7          38,053       38,069                                                    0
67773# AD 2         322,083      322,083                                                    0
74438W AB 2         101,846      100,495                      (692)                      (692)
69348H BK 3       1,142,334    1,019,845                   (20,640)                   (20,640)
73664# AA 8
                     70,364       70,364                                                    0
74005P AR 5       4,992,950    4,993,645                       584                        584
74160M DK 5         112,967      112,713                    (2,640)                    (2,640)
742741 AA 9         102,439                                (20,599)                   (20,599)
75970J AX 4         448,673      448,676                         1                          1
75971F AP 8         572,991       84,150     525,342       (76,681)                   448,661
760985 FA 4          84,702       83,201                    (2,424)                    (2,424)
760985 GQ 8          12,230       12,314                       226                        226
86359A PY 3         171,382      144,113                       144                        144
805564 GS 4          45,018       40,027                      (296)                      (296)
83162C NX 7         425,504      273,546                      (559)                      (559)
83162C PR 8         485,944      485,522                    28,254                     28,254
83162C PS 6         123,652      123,585                     4,365                      4,365
83162C QX 4         752,860      752,860                                                    0
83162C SK 0         159,854                                                                 0
79548C BH 8      17,124,599   16,730,031                   (86,450)                   (86,450)
79549A JJ 9          36,567       34,355                      (974)                      (974)
80281W AD 3       1,632,708    1,632,775                        33                         33
828807 BP 1       2,996,628    2,997,377                       224                        224
84860R AA 1          52,862       52,865                        15                         15
85458# AA 2
                     14,616       14,616                                                    0
866348 AA 3         216,007      216,007                                                    0

       1              16          17          18          19         20            21          22

                                                                                              NAIC
                                FOREIGN                              BOND                   DESIG-
                    BOOK/       EXCHANGE   REALIZED      TOTAL     INTEREST/                 NATION
                  ADJUSTED        GAIN       GAIN        GAIN        STOCK                     OR
                  CARRYING       (LOSS)     (LOSS)      (LOSS)     DIVIDENDS                 MARKET
     CUSIP        VALUE AT         ON         ON          ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE   DISPOSAL   DISPOSAL    DISPOSAL   DURING YEAR     DATE        (A)
----------------------------------------------------------------------------------------------------
52521R CN 9          438,967                                   0      21,019   06/01/2037  6FE
52524P AN 2          481,620                                   0      22,514   05/01/2037  2FE
55262S AN 5       13,000,000                                   0     765,375   02/15/2012  2FE
55262T EU 3          800,000                                   0      42,000   02/15/2012  1FE
61746R AG 6          180,375                                   0       2,492   11/25/2032  1FE
617451 CM 9           70,085                                   0       2,487   10/01/2052  1FE
61745M NR 0          815,791                                   0      13,842   04/01/2033  1FE
61746W GB 0          104,059                                   0       4,965   02/01/2033  1FE
61746W HF 0           67,143                                   0       2,555   07/01/2033  1FE
61746W LT 5           31,277                                   0       1,499   10/01/2035  1FE
61746W WT 3          136,102                                   0       4,355   09/01/2037  1FE
61746W YV 6                0                                   0               11/25/2032  6FE
665772 BR 9        4,000,000                                   0     275,000   08/01/2009  1FE
66989H AA 6        4,995,433                 249,467     249,467     127,760   02/10/2014  1FE
674135 DM 7           38,069                                   0       1,745   03/01/2017  1FE
67773# AD 2          322,083                                   0      18,681   02/15/2026  2
74438W AB 2           99,803                                   0       4,780   05/01/2034  1FE
69348H BK 3          999,206                                   0      55,187   03/15/2033  1FE
73664# AA 8
                      70,364                                   0       3,114   12/31/2018  2
74005P AR 5        4,994,229                 380,771     380,771     210,052   03/30/2015  1FE
74160M DK 5          110,073                                   0       4,772   02/01/2034  1FE
742741 AA 9           81,840                                   0       3,830   01/01/2021  1FE
75970J AX 4          448,677                                   0      18,768   04/01/2037  5FE
75971F AP 8          216,970                 (29,470)    (29,470)     87,199   09/01/2037  6FE
760985 FA 4           80,777                                   0       3,186   10/01/2031  6FE
760985 GQ 8           12,540                                   0         556   01/01/2032  1FE
86359A PY 3          175,608                                   0       1,674   02/25/2033  1FE
805564 GS 4           41,856                                   0       2,522   12/01/2030  1FE
83162C NX 7          424,961                                   0      18,447   08/01/2024  1FE
83162C PR 8          513,776                                   0      24,946   07/01/2025  1FE
83162C PS 6          127,950                                   0       6,613   08/01/2025  1FE
83162C QX 4          752,860                                   0      39,527   03/01/2027  1FE
83162C SK 0          159,854                                   0       3,518   03/01/2029  1FE
79548C BH 8       16,643,581                 456,855     456,855     851,541   12/01/2035  1FE
79549A JJ 9           33,381                                   0       1,562   11/13/2036  1FE
80281W AD 3        1,632,808                                   0      64,109   08/15/2012  2FE
828807 BP 1        2,997,601                  64,649      64,649     136,563   12/01/2015  1FE
84860R AA 1           52,879                                   0       2,200   03/01/2024  2FE
85458# AA 2
                      14,616                                   0         641   12/31/2009  1
866348 AA 3          216,007                                   0       1,454   08/12/2047  1FE


                                     QE05.9

       1                      2                3      4                 5                     6            7             8

                                               F
                                               O
                                               R
                                               E
                                               I                                          NUMBER OF
     CUSIP                                     G   DISPOSAL                               SHARES OF
IDENTIFICATION           DESCRIPTION           N     DATE       NAME OF PURCHASER           STOCK    CONSIDERATION   PAR VALUE
-------------------------------------------------------------------------------------------------------------------------------
88031V AA 7     TENASKA GATEWAY PARTNERS LTD      09/30/2009  SCHEDULED REDEMPTION                         51,765        51,765
907818 CF 3     UNION PACIFIC CORP                08/20/2009  BARCLAYS CAPITAL INC.                     5,507,150     5,000,000
924172 D@ 5     VERMONT TRANSCO LLC SERIES
                L FMB                             07/01/2009  SCHEDULED REDEMPTION                         12,477        12,477
931142 BE 2     WAL-MART STORES INC               08/10/2009  MATURED                                   3,000,000     3,000,000
863572 L9 2     WAMU_00-1                         08/25/2009  SCHEDULED REDEMPTION                         30,902        30,902
929766 BJ 1     WBCMT_02-C2                       09/01/2009  SCHEDULED REDEMPTION                         83,309        83,309
929766 B8 5     WBCMT_05-C17                      09/01/2009  SCHEDULED REDEMPTION                        124,041       124,041
929766 R3 9     WBCMT_05-C18                      09/01/2009  SCHEDULED REDEMPTION                        346,730       346,730
929766 W7 4     WBCMT_05-C19                      09/01/2009  SCHEDULED REDEMPTION                          9,130         9,130
92976B FP 2     WBCMT_06-C24                      09/01/2009  SCHEDULED REDEMPTION                         44,858        44,858
92927W AG 1     WESTO_05-2                        07/17/2009  SCHEDULED REDEMPTION                      5,000,000     5,000,000
962215 AG 4     WESTO_05-3                        09/17/2009  SCHEDULED REDEMPTION                        260,043       260,043
94985F AA 6     WFALT_07-PA2                      09/01/2009  SCHEDULED REDEMPTION                        476,543       476,543
949837 AA 6     WFMBS_07-10                       09/01/2009  SCHEDULED REDEMPTION                        859,772       859,772
                                                                                                     --------------------------
3899999         Total - Bonds - Industrial &
                Miscellaneous                                                                         298,311,200   290,888,378
                                                                                                     --------------------------
BONDS - CREDIT TENANT LOANS
93114C AA 9     LEHMAN C.P. INC. WAL-MART
                LEASE-BK                          09/10/2009  SCHEDULED REDEMPTION                        184,001       184,001
4199999         Total - Bonds -
                Credit Tenant Loans                                                                       184,001       184,001
BONDS - HYBRID SECURITIES
86800X AA 6     SUNTRUST PREFERRED CAPITAL I      07/01/2009  TENDER TRANSACTION                        2,909,900     4,157,000
4899999         Total - Bonds - Hybrid
                Securities                                                                              2,909,900     4,157,000
8399997         Total - Bonds - Part 4                                                                611,743,497   619,098,476
8399999         Total - Bonds                                                                         611,743,497   619,098,476
9999999         Total - Bonds, Preferred and
                Common Stocks                                                                         611,743,497           XXX

       1             9            10                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                          ---------------------------------------------------------------
                                              11            12             13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN
                               ADJUSTED    VALUATION       YEAR'S       TEMPORARY   CHANGE IN   EXCHANGE
     CUSIP                     CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.
---------------------------------------------------------------------------------------------------------
88031V AA 7          43,953                                  7,812                      7,812
907818 CF 3       4,789,557    4,789,676                     3,218                      3,218
924172 D@ 5
                     12,477       12,477                                                    0
931142 BE 2       3,169,530    3,015,333                   (15,333)                   (15,333)
863572 L9 2          30,902       30,902                                                    0
929766 BJ 1          83,306       83,308                         1                          1
929766 B8 5         124,657      124,174                      (133)                      (133)
929766 R3 9         348,454      347,135                      (405)                      (405)
929766 W7 4           9,053        9,107                        23                         23
92976B FP 2          45,083       45,117                      (258)                      (258)
92927W AG 1       5,028,906    5,003,612                    (3,612)                    (3,612)
962215 AG 4         259,985      260,034                        10                         10
94985F AA 6         466,435      467,113                     9,430                      9,430
949837 AA 6         842,980      845,011                    14,761                     14,761
                -----------------------------------------------------------------------------------------
3899999
                296,107,864  265,360,971     525,342      (659,966)             0    (134,623) (2,999,014)
                -----------------------------------------------------------------------------------------
BONDS - CREDIT TENANT LOANS
93114C AA 9
                    209,369      199,947                   (15,946)                   (15,946)
4199999             209,369      199,947           0       (15,946)             0     (15,946)          0
BONDS - HYBRID SECURITIES
86800X AA 6       4,157,000    4,157,000                                                    0
4899999
                  4,157,000    4,157,000           0             0              0           0           0
8399997         623,543,270  311,336,241     525,342    (1,602,836)             0  (1,077,493) (2,999,014)
8399999         623,543,270  311,336,241     525,342    (1,602,836)             0  (1,077,493) (2,999,014)
9999999
                623,543,270  311,336,241     525,342    (1,602,836)             0  (1,077,493) (2,999,014)

       1              16          17          18          19         20            21          22

                                                                                              NAIC
                                FOREIGN                              BOND                   DESIG-
                    BOOK/       EXCHANGE   REALIZED      TOTAL     INTEREST/                 NATION
                  ADJUSTED        GAIN       GAIN        GAIN        STOCK                     OR
                  CARRYING       (LOSS)     (LOSS)      (LOSS)     DIVIDENDS                 MARKET
     CUSIP        VALUE AT         ON         ON          ON        RECEIVED    MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL DATE   DISPOSAL   DISPOSAL    DISPOSAL   DURING YEAR     DATE        (A)
----------------------------------------------------------------------------------------------------
88031V AA 7           51,765                                   0       1,566   12/30/2023  2FE
907818 CF 3        4,792,894                 714,256     714,256     353,333   02/01/2029  2FE
924172 D@ 5
                      12,477                                   0         683   04/01/2018  1
931142 BE 2        3,000,000                                   0     206,250   08/10/2009  1FE
863572 L9 2           30,902                                   0         373   01/25/2040  1FE
929766 BJ 1           83,309                                   0       2,427   11/01/2034  1FE
929766 B8 5          124,041                                   0       4,276   03/01/2042  1FE
929766 R3 9          346,730                                   0      12,110   04/01/2042  1FE
929766 W7 4            9,130                                   0         309   05/01/2044  1FE
92976B FP 2           44,858                                   0       1,778   03/01/2045  1FE
92927W AG 1        5,000,000                                   0     141,167   11/19/2012  1FE
962215 AG 4          260,043                                   0       8,776   05/17/2013  1FE
94985F AA 6          476,543                                   0      20,320   06/01/2037  6FE
949837 AA 6          859,772                                   0      36,708   07/01/2037  5FE
3899999
                 290,888,808   3,751,787   3,670,606   7,422,393  14,890,798       XXX     XXX
BONDS - CREDIT TENANT LOANS
93114C AA 9
                     184,001                                   0      11,565   01/10/2017  1
4199999              184,001           0           0           0      11,565       XXX     XXX
BONDS - HYBRID SECURITIES
86800X AA 6        4,157,000              (1,247,100) (1,247,100)    131,792   10/17/2049  3FE
4899999
                   4,157,000           0  (1,247,100) (1,247,100)    131,792       XXX     XXX
8399997          617,390,598   3,751,787  (9,398,886) (5,647,099) 20,665,471       XXX     XXX
8399999          617,390,598   3,751,787  (9,398,886) (5,647,099) 20,665,471       XXX     XXX
9999999
                 617,390,598   3,751,787  (9,398,886) (5,647,099) 20,665,471       XXX     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE05.10

                                                 SCHEDULE DB - PART A - SECTION 1
                  Showing All Options, Caps, Floors and Insurance Futures Options Owned at Current Statement Date


                   1                      2           3           4          5                    6                  7
                                      NUMBER OF     DATE OF    STRIKE
                                    CONTRACTS OR   MATURITY,   PRICE,      DATE                                   COST/
                                      NOTIONAL    EXPIRY, OR   RATE OR      OF              EXCHANGE OR           OPTION
            DESCRIPTION                AMOUNT     SETTLEMENT   INDEX    ACQUISITION        COUNTERPARTY          PREMIUM
--------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS - OTHER DERIVATIVE
TRANSACTIONS
COMMON STOCK WARRANT                       1,000  06/30/2013      1.25   06/30/2003  ANNUITY AND LIFE RE
                                                                                     (HLDNGS)
S&P IDX CALL @ 110 02/02/11              125,000  02/02/2011       110   09/29/2005  MORGAN STANLEY INTL         4,060,748
USD PUT/JPY CALL @ 95 EO             500,000,000  01/07/2010        95   02/25/2009  BARCLAYS BANK PLC          26,125,000
USD PUT/JPY CALL @ 95 EO             125,000,000  01/07/2010        95   02/26/2009  DEUTSCHE BANK, AG           5,612,500
USD PUT/JPY CALL @ 95 EO             125,000,000  01/07/2010        95   02/27/2009  DEUTSCHE BANK, AG           6,376,250
USD PUT/JPY CALL @ 95 EO             125,000,000  01/07/2010        95   03/03/2009  JP MORGAN CHASE BANK        5,778,125
USD PUT/JPY CALL @ 95 EO             125,000,000  01/07/2010        95   03/03/2009  BARCLAYS BANK PLC           5,662,500
                                                                                                               -----------
0399999 Subtotal - Call Options -
Other Derivative Transaction                                                                                    53,615,123
                                                                                                               -----------
0499999 Subtotal - Call Options                                                                                 53,615,123
                                                                                                               -----------
PUT OPTIONS - OTHER DERIVATIVE
TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11           46,803  08/29/2011  2,136.61   08/29/2007  MORGAN STANLEY INTL        13,625,000
EAFE IDX PUT @ 2136.61 08/29/12           46,803  08/29/2012  2,136.61   08/29/2007  MORGAN STANLEY INTL        14,705,000
EAFE IDX PUT @ 2198.29 08/09/12           22,745  08/09/2012  2,198.29   08/09/2007  MORGAN STANLEY INTL         6,405,000
FWD S&P IDX PUT @100% TBD 03/31/10        50,000  11/11/2015       TBD   11/14/2006  CITIBANK, N.A               7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10        50,000  05/22/2017       TBD   11/17/2006  JP MORGAN CHASE BANK        7,823,500
NDX IDX PUT @ 1429.2 01/14/10             20,991  01/14/2010   1,429.2   09/29/2005  JP MORGAN CHASE BANK        2,227,919
S&P IDX PUT @ 1041 07/15/13               25,500  07/15/2013     1,041   12/01/2008  DEUTSCHE BANK, AG           2,630,177
S&P IDX PUT @ 1070 10/23/14                5,300  10/23/2014     1,070   12/01/2008  DEUTSCHE BANK, AG             618,563
S&P IDX PUT @ 1102 06/30/14               23,500  06/30/2014     1,102   12/01/2008  DEUTSCHE BANK, AG           2,422,606
S&P IDX PUT @ 1135.52 01/07/11           140,905  01/07/2011  1,135.52   01/07/2008  DEUTSCHE BANK, AG          13,800,038
S&P IDX PUT @ 1190 09/30/10               26,000  09/30/2010     1,190   09/26/2006  DEUTSCHE BANK, AG           2,387,211
S&P IDX PUT @ 1200 10/24/11               65,000  10/24/2011     1,200   12/01/2008  JP MORGAN CHASE BANK        6,376,500
S&P IDX PUT @ 1207 02/11/10               16,000  02/11/2010     1,207   09/29/2005  MERRILL LYNCH INTL          1,724,323
S&P IDX PUT @ 1221.59 09/01/10            80,500  09/01/2010  1,221.59   09/29/2005  DEUTSCHE BANK, AG           9,495,515
S&P IDX PUT @ 1350 10/24/11               65,000  10/24/2011     1,350   12/01/2008  JP MORGAN CHASE BANK        8,758,750
S&P IDX PUT @ 1445.94 06/23/14            45,000  06/23/2014  1,445.94   12/01/2008  DEUTSCHE BANK, AG           6,115,820
S&P IDX PUT @ 1561.8 09/22/14             45,000  09/22/2014   1,561.8   12/01/2008  DEUTSCHE BANK, AG           6,200,370
S&P IDX PUT @ 669 12/30/13                58,000  12/30/2013       669   12/21/2006  GOLDMAN SACHS INTL          6,170,040
S&P IDX PUT @ 952 10/23/13                 5,300  10/23/2013       952   12/01/2008  DEUTSCHE BANK, AG             465,128
SPX PUT SPREAD 01/15/10                  290,000  01/15/2010       750   05/05/2009  UNION BANK OF SWITZE        8,324,450
SPX PUT SPREAD 01/15/10                  350,000  01/15/2010       750   05/07/2009  UNION BANK OF SWITZE        9,909,900
SPX PUT SPREAD 01/15/10                  375,000  01/15/2010       750   05/11/2009  MERRILL LYNCH INTL          9,641,250
SPX PUT SPREAD 01/15/10                  330,000  01/15/2010       850   05/15/2009  DEUTSCHE BANK, AG          19,848,312
SPX PUT SPREAD 01/15/10                  725,000  01/15/2010       750   05/18/2009  BNP PARIBAS                19,393,750
SPX PUT SPREAD 01/15/10                  390,000  01/15/2010       850   05/20/2009  BNP PARIBAS                19,383,000
SPX PUT SPREAD 01/15/10                1,100,000  01/15/2010       800   08/04/2009  MERRILL LYNCH INTL         10,087,000
SPX PUT SPREAD 01/21/11                  290,000  01/21/2011       900   07/29/2009  MERRILL LYNCH INTL         13,696,700
SPX PUT SPREAD 01/21/11                2,200,000  01/21/2011       800   08/11/2009  BNP PARIBAS                49,368,000
SPX PUT SPREAD 01/21/11                1,200,000  01/21/2011       900   08/12/2009  BNP PARIBAS                50,604,000
                                                                                                               -----------
0799999 Subtotal - Put Options -
Other Derivative Transaction                                                                                   329,292,323
                                                                                                               -----------
0899999 Subtotal - Put Options                                                                                 329,292,323
                                                                                                               -----------
CAPS - OTHER DERIVATIVE
TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14        26,690,000  05/25/2014       4.5   05/16/2007  MORGAN STANLEY CAP          1,345,600
1M LIBOR CAP AT 4.50% 07/15/13        54,077,000  07/15/2013       4.5   11/30/2007  UNION BANK OF SWITZE        2,947,125
1199999 Subtotal - Caps -
Other Derivative Transaction                                                                                     4,292,725
1299999 Subtotal - Caps                                                                                          4,292,725
2799999 Subtotal -
Other Derivative Transactions                                                                                  387,200,171
9999999 Totals                                                                                                 387,200,171


                   1                     8        9        10            11           12            13             14
                                                                                 YEAR TO DATE     USED TO        OTHER
                                                                                  INCREASE/    ADJUST BASIS   INVESTMENT/
                                        BOOK           STATEMENT       FAIR       (DECREASE)     OF HEDGED   MISCELLANEOUS
            DESCRIPTION                VALUE      *      VALUE        VALUE     BY ADJUSTMENT      ITEM          INCOME
--------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS - OTHER DERIVATIVE
TRANSACTIONS
COMMON STOCK WARRANT                                       67,253       67,253
S&P IDX CALL @ 110 02/02/11           4,060,748        10,567,013   10,567,013
USD PUT/JPY CALL @ 95 EO             26,125,000        32,989,515   32,989,515
USD PUT/JPY CALL @ 95 EO              5,612,500         8,247,379    8,247,379
USD PUT/JPY CALL @ 95 EO              6,376,250         8,247,379    8,247,379
USD PUT/JPY CALL @ 95 EO              5,778,125         8,247,379    8,247,379
USD PUT/JPY CALL @ 95 EO              5,662,500         8,247,379    8,247,379
                                    --------------------------------------------------------------------------------------
0399999 Subtotal - Call Options -
Other Derivative Transaction         53,615,123  XXX   76,613,296   76,613,296        0              0             0
                                    --------------------------------------------------------------------------------------
0499999 Subtotal - Call Options      53,615,123  XXX   76,613,296   76,613,296        0              0             0
                                    --------------------------------------------------------------------------------------
PUT OPTIONS - OTHER DERIVATIVE
TRANSACTIONS
EAFEIDXPUT@2136.6108/29/11           13,625,000        29,882,902   29,882,902
EAFE IDX PUT @ 2136.61 08/29/12      14,705,000        30,610,231   30,610,231
EAFE IDX PUT @ 2198.29 08/09/12       6,405,000        15,965,059   15,965,059
FWD S&P IDX PUT @100% TBD 03/31/10    7,084,500        11,081,545   11,081,545
FWD S&P IDX PUT @100% TBD 05/20/10    7,823,500        11,505,599   11,505,599
NDX IDX PUT @ 1429.2 01/14/10         2,227,919           443,145      443,145
S&P IDX PUT @ 1041 07/15/13           2,630,177         4,984,962    4,984,962
S&P IDX PUT @ 1070 10/23/14             618,563         1,209,340    1,209,340
S&P IDX PUT @ 1102 06/30/14           2,422,606         5,614,556    5,614,556
S&P IDX PUT @ 1135.52 01/07/11       13,800,038        23,622,704   23,622,704
S&P IDX PUT @ 1190 09/30/10           2,387,211         7,895,389    7,895,389
S&P IDX PUT @ 1200 10/24/11           6,376,500        15,462,845   15,462,845
S&P IDX PUT @ 1207 02/11/10           1,724,323         2,630,862    2,630,862
S&P IDX PUT @ 1221.59 09/01/10        9,495,515        16,655,979   16,655,979
S&P IDX PUT @ 1350 10/24/11           8,758,750        22,208,484   22,208,484
S&P IDX PUT @ 1445.94 06/23/14        6,115,820        19,366,261   19,366,261
S&P IDX PUT @ 1561.8 09/22/14         6,200,370        22,788,315   22,788,315
S&P IDX PUT @ 669 12/30/13            6,170,040         4,324,574    4,324,574
S&P IDX PUT @ 952 10/23/13              465,128           863,415      863,415
SPX PUT SPREAD 01/15/10               8,324,450           965,698      965,698
SPX PUT SPREAD 01/15/10               9,909,900         1,165,498    1,165,498
SPX PUT SPREAD 01/15/10               9,641,250         1,248,748    1,248,748
SPX PUT SPREAD 01/15/10              19,848,312         3,034,798    3,034,798
SPX PUT SPREAD 01/15/10              19,393,750         2,414,246    2,414,246
SPX PUT SPREAD 01/15/10              19,383,000         3,586,580    3,586,580
SPX PUT SPREAD 01/15/10              10,087,000         4,236,167    4,236,167
SPX PUT SPREAD 01/21/11              13,696,700         9,999,957    9,999,957
SPX PUT SPREAD 01/21/11              49,368,000        38,293,717   38,293,717
SPX PUT SPREAD 01/21/11              50,604,000        41,379,133   41,379,133
                                    --------------------------------------------------------------------------------------
0799999 Subtotal - Put Options -
Other Derivative Transaction        329,292,323  XXX  353,440,713  353,440,713        0              0             0
                                    --------------------------------------------------------------------------------------
0899999 Subtotal - Put Options      329,292,323  XXX  353,440,713  353,440,713        0              0             0
                                    --------------------------------------------------------------------------------------
CAPS - OTHER DERIVATIVE
TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14        1,345,600           552,281      552,281
1M LIBOR CAP AT 4.50% 07/15/13        2,947,125           729,756      729,756
1199999 Subtotal - Caps -
Other Derivative Transaction          4,292,725  XXX    1,282,038    1,282,038        0              0             0
1299999 Subtotal - Caps               4,292,725  XXX    1,282,038    1,282,038        0              0             0
2799999 Subtotal -
Other Derivative Transactions       387,200,171  XXX  431,336,047  431,336,047        0              0             0
9999999 Totals                      387,200,171  XXX  431,336,047  431,336,047        0              0             0

                                     QE06

                        SCHEDULE DB - PART B - SECTION 1
   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

              1                      2            3         4          5                6                  7            8
                                 NUMBER OF     DATE OF    STRIKE     DATE
                               CONTRACTS OR   MATURITY,   PRICE,      OF
                                 NOTIONAL    EXPIRY, OR  RATE OR   ISSUANCE/      EXCHANGE OR       CONSIDERATION     BOOK
         DESCRIPTION              AMOUNT     SETTLEMENT   INDEX    PURCHASE       COUNTERPARTY         RECEIVED       VALUE
-----------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS -
OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO        500,000,000  01/07/2010     80    02/25/2009  BARCLAYS BANK PLC        7,500,000    7,500,000
USD PUT/JPY CALL @ 80 EO        125,000,000  01/07/2010     80    02/26/2009  DEUTSCHE BANK, AG        1,571,250    1,571,250
USD PUT/JPY CALL @ 80 EO        150,000,000  01/07/2010     80    02/27/2009  DEUTSCHE BANK, AG        2,299,500    2,299,500
USD PUT/JPY CALL @ 80 EO        150,000,000  01/07/2010     80    03/03/2009  JP MORGAN CHASE BANK     1,983,750    1,983,750
USD PUT/JPY CALL @ 80 EO        150,000,000  01/07/2010     80    03/03/2009  BARCLAYS BANK PLC        2,017,500    2,017,500
                                                                                                    -------------------------
0399999 Subtotal -
Call Options -
Other Derivative Transactions                                                                         15,372,000   15,372,000
                                                                                                    -------------------------
0499999 Subtotal -
Call Options                                                                                          15,372,000   15,372,000
                                                                                                    -------------------------
2799999 Subtotal -
Other Derivative Transactions                                                                         15,372,000   15,372,000
                                                                                                    -------------------------
9999999 Totals                                                                                        15,372,000   15,372,000
                                                                                                    -------------------------

              1                 9      10          11           12          13         14
                                                           YEAR TO DATE                OTHER
                                                            INCREASE/    USED TO   INVESTMENT/
                                    STATEMENT     FAIR     (DECREASE)     ADJUST  MISCELLANEOUS
         DESCRIPTION            *     VALUE      VALUE    BY ADJUSTMENT   BASIS      INCOME
-----------------------------------------------------------------------------------------------
CALL OPTIONS -
OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO            2,394,990  2,394,990
USD PUT/JPY CALL @ 80 EO              598,748    598,748
USD PUT/JPY CALL @ 80 EO              718,497    718,497
USD PUT/JPY CALL @ 80 EO              718,497    718,497
USD PUT/JPY CALL @ 80 EO              718,497    718,497
                               ----------------------------------------------------------------
0399999 Subtotal -
Call Options -
Other Derivative Transactions  XXX  5,149,229  5,149,229        0           0           0
                               ----------------------------------------------------------------
0499999 Subtotal -
Call Options                   XXX  5,149,229  5,149,229        0           0           0
                               ----------------------------------------------------------------
2799999 Subtotal -
Other Derivative Transactions  XXX  5,149,229  5,149,229        0           0           0
                               ----------------------------------------------------------------
9999999 Totals                 XXX  5,149,229  5,149,229        0           0           0
                               ----------------------------------------------------------------


                                     QE06.1

                        SCHEDULE DB - PART C - SECTION 1
      Showing All Collar, Swap and Forwards Open at Current Statement Date

               1                         2           3              4              5                 6                 7
                                                   DATE OF       STRIKE         DATE OF
                                                  MATURITY,       PRICE,        OPENING                              COST OR
                                      NOTIONAL   EXPIRY, OR      RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
            DESCRIPTION                AMOUNT    SETTLEMENT  INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-------------------------------------------------------------------------------------------------------------------------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15        222,022,086  10/30/2015  JPY 0.000%(USD    01/30/2009  UNION BANK OF SWITZE
CSWP: ZERO JPY(USD) 10/31/09        221,923,245  10/31/2009  JPY 0.000%(USD    02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/10        221,923,245  10/31/2010  JPY 0.000%(USD    02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/11        221,762,815  10/31/2011  JPY 0.000%(USD    01/29/2009  BARCLAYS BANK PLC
CSWP: ZERO JPY(USD) 10/31/12        222,022,086  10/31/2012  JPY 0.000%(USD    01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/13        222,022,086  10/31/2013  JPY 0.000%(USD    01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/14        222,022,086  10/31/2014  JPY 0.000%(USD    01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/16        221,762,815  10/31/2016  JPY 0.000%(USD    01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/17        221,762,815  10/31/2017  JPY 0.000%(USD    01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/18        221,762,815  10/31/2018  JPY 0.000%(USD    01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/19        222,269,574  10/31/2019  JPY 0.000%(USD    01/28/2009  UNION BANK OF SWITZE
CSWP: USD 5.63%(GBP 5.50%) 06/27/17   8,898,321  06/27/2017  USD 5.634%(GB     10/12/2005  JP MORGAN CHASE BANK
CSWP: USD 5.67%(EUR 5.38%) 04/29/24  20,082,143  04/29/2024  USD 5.670%(EU     02/21/2006  DEUTSCHE BANK, AG
CSWP: USD 5.69%(EUR 5.25%) 05/13/19  12,529,835  05/13/2019  USD 5.691%(EU     08/20/2004  UNION BANK OF SWITZE
CSWP: USD 5.80%(GBP 6.63%) 08/09/17  15,258,276  08/09/2017  USD 5.795%(GB     08/04/2004  MORGAN STANLEY CAP
CSWP: USD 7.13%(GBP 5.88%) 05/19/23  36,669,305  05/19/2023  USD 7.126%(GB     07/12/2007  UNION BANK OF SWITZE
SWP: 1.39%(1ML) 08/17/11            140,000,000  08/17/2011  1.3940%(US1MLI    08/13/2009  DEUTSCHE BANK, AG
SWP: 2.17%(3ML) 08/17/12            210,000,000  08/17/2012  2.1700%(US3MLI    08/13/2009  DEUTSCHE BANK, AG
SWP: 2.53%(3ML) 02/09/14            100,000,000  02/09/2014  2.5275%(US3MLI    02/05/2009  BARCLAYS BANK PLC
SWP: FWD 4.51%(3ML) 11/15/39         15,000,000  11/15/2039  4.5050%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40         15,000,000  02/15/2040  4.5350%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40         15,000,000  05/15/2040  4.5550%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40         15,000,000  08/15/2040  4.5750%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40         15,000,000  11/15/2040  4.5850%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41         15,000,000  02/15/2041  4.6050%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41         10,000,000  05/15/2041  4.6150%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41         10,000,000  08/15/2041  4.6250%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41         10,000,000  11/15/2041  4.6250%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42         10,000,000  02/15/2042  4.6350%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42         10,000,000  05/15/2042  4.6450%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42         10,000,000  08/15/2042  4.6550%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42         10,000,000  11/15/2042  4.6550%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43         10,000,000  02/15/2043  4.6650%(US3MLI    09/16/2008  GOLDMAN SACHS CAPITA
                                                                                                                 --------------
05999999 Subtotal - Swaps -
Hedging Transactions                                                                                                        0
                                                                                                                 --------------
SWAPS - OTHER DERIVATIVE
TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%     10,000,000  06/20/2015  0.0000%(1.0200%   12/12/2006  GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%      2,700,000  12/20/2011  0.0000%(0.3500%   09/17/2008  CREDIT SUISSE FB INT
CDS: CBS CORP PAY 0.62%              40,000,000  06/20/2011  0.0000%(0.6150%   08/03/2007  BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%              16,500,000  09/20/2010  0.0000%(1.7500%   09/17/2008  BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%         35,000,000  02/17/2051  0.0000%(0.3500%   09/15/2008  GOLDMAN SACHS CAPITA     4,181,767
CDS: CMBX.NA.AAA.4 REC 0.35%         35,000,000  02/17/2051  0.3500%(0.0000%   09/19/2008  CITIBANK, N.A           (2,928,035)
CDS: CMBX.NA.AAA.5 PAY 0.35%         35,000,000  02/15/2051  0.0000%(0.3500%   09/15/2008  GOLDMAN SACHS CAPITA     4,266,642
CDS: CMBX.NA.AAA.5 REC 0.35%         35,000,000  02/15/2051  0.3500%(0.0000%   09/19/2008  MORGAN STANLEY CAP      (3,133,051)
CDS: COVENTRY HEALTH PAY 0.86%       17,900,000  03/20/2012  0.0000%(0.8600%   01/15/2008  CITIBANK, N.A

               1                         8       9      10           11             12            13             14           15
                                                                               YEAR TO DATE     USED TO        OTHER
                                                                                INCREASE/    ADJUST BASIS   INVESTMENT/
                                       BOOK          STATEMENT      FAIR        (DECREASE)     OF HEDGED   MISCELLANEOUS   POTENTIAL
            DESCRIPTION                VALUE     *     VALUE        VALUE     BY ADJUSTMENT      ITEM         INCOME       EXPOSURE
------------------------------------------------------------------------------------------------------------------------------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                                       2,371,162                                               2,738,382
CSWP: ZERO JPY(USD) 10/31/09                                      (2,555,635)                                                323,376
CSWP: ZERO JPY(USD) 10/31/10                                      (5,511,363)                                              1,155,777
CSWP: ZERO JPY(USD) 10/31/11                                      (3,613,765)                                              1,601,049
CSWP: ZERO JPY(USD) 10/31/12                                      (4,278,532)                                              1,950,661
CSWP: ZERO JPY(USD) 10/31/13                                      (3,750,812)                                              2,244,420
CSWP: ZERO JPY(USD) 10/31/14                                        (661,847)                                              2,503,950
CSWP: ZERO JPY(USD) 10/31/16                                       6,010,804                                               2,952,531
CSWP: ZERO JPY(USD) 10/31/17                                       6,934,298                                               3,153,872
CSWP: ZERO JPY(USD) 10/31/18                                       7,647,875                                               3,343,109
CSWP: ZERO JPY(USD) 10/31/19                                      12,752,003                                               3,530,242
CSWP: USD 5.63%(GBP 5.50%) 06/27/17    770,242          770,242    1,271,041     (818,658)                        5,731      123,821
CSWP: USD 5.67%(EUR 5.38%) 04/29/24 (4,513,709)      (4,513,709)  (1,682,254)  (1,178,353)                       40,182      383,525
CSWP: USD 5.69%(EUR 5.25%) 05/13/19 (2,087,163)      (2,087,163)  (2,209,549)    (716,500)                       (9,940)     194,333
CSWP: USD 5.80%(GBP 6.63%) 08/09/17  2,463,465        2,463,465    2,402,727   (1,292,800)                      (33,535)     213,929
CSWP: USD 7.13%(GBP 5.88%) 05/19/23  7,831,482        7,831,482   11,427,707   (2,912,672)                      493,828      677,169
SWP: 1.39%(1ML) 08/17/11                                             644,211                                    192,437      959,652
SWP: 2.17%(3ML) 08/17/12                                           2,082,807                                    441,467    1,782,587
SWP: 2.53%(3ML) 02/09/14                                             312,479                                  1,006,277    1,044,555
SWP: FWD 4.51%(3ML) 11/15/39                                       1,471,983                                                 411,785
SWP: FWD 4.54%(3ML) 02/15/40                                       1,398,561                                                 413,503
SWP: FWD 4.56%(3ML) 05/15/40                                       1,306,652                                                 415,177
SWP: FWD 4.58%(3ML) 08/15/40                                       1,224,509                                                 416,881
SWP: FWD 4.59%(3ML) 11/15/40                                       1,132,422                                                 418,578
SWP: FWD 4.61%(3ML) 02/15/41                                       1,078,735                                                 420,268
SWP: FWD 4.62%(3ML) 05/15/41                                         675,613                                                 281,264
SWP: FWD 4.63%(3ML) 08/15/41                                         639,723                                                 282,382
SWP: FWD 4.63%(3ML) 11/15/41                                         595,454                                                 283,496
SWP: FWD 4.64%(3ML) 02/15/42                                         573,076                                                 284,605
SWP: FWD 4.65%(3ML) 05/15/42                                         556,769                                                 285,674
SWP: FWD 4.66%(3ML) 08/15/42                                         544,849                                                 286,775
SWP: FWD 4.66%(3ML) 11/15/42                                         522,688                                                 287,871
SWP: FWD 4.67%(3ML) 02/15/43                                         518,162                                                 288,964
                                    ------------------------------------------------------------------------------------------------
05999999 Subtotal - Swaps -
Hedging Transactions                 4,464,316  XXX   4,464,316   41,832,551   (6,918,982)         0          2,136,447   35,654,160
                                    ------------------------------------------------------------------------------------------------
SWAPS - OTHER DERIVATIVE
TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%                       (305,567)    (305,567)                                   (77,350)     119,617
CDS: AT&T MOBILITY LLC PAY 0.35%                        (14,804)     (14,804)                                    (7,166)      20,123
CDS: CBS CORP PAY 0.62%                                  34,833       34,833                                   (186,550)     262,339
CDS: CBS CORP PAY 1.75%                                (219,514)    (219,514)                                  (218,969)      81,362
CDS: CMBX.NA.AAA.4 PAY 0.35%         4,181,767        7,031,500    7,031,500                                    (94,257)   1,126,149
CDS: CMBX.NA.AAA.4 REC 0.35%        (2,928,035)      (7,031,500)  (7,031,500)                                    94,257    1,126,149
CDS: CMBX.NA.AAA.5 PAY 0.35%         4,266,642        7,031,500    7,031,500                                    (94,257)   1,126,074
CDS: CMBX.NA.AAA.5 REC 0.35%        (3,133,051)      (7,031,500)  (7,031,500)                                    94,257    1,126,074
CDS: COVENTRY HEALTH PAY 0.86%                        1,248,505    1,248,505                                   (116,738)     140,695


                                      QE07

               1                         2           3              4              5                 6                 7
                                                   DATE OF       STRIKE         DATE OF
                                                  MATURITY,       PRICE,        OPENING                              COST OR
                                      NOTIONAL   EXPIRY, OR      RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
            DESCRIPTION                AMOUNT    SETTLEMENT  INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-------------------------------------------------------------------------------------------------------------------------------
CDS: DARDEN RESTAURANTS PAY 0.45%     7,100,000  03/20/2011  0.0000%(0.4450%   05/09/2007  BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%     6,900,000  03/20/2016  0.0000%(1.0000%   05/09/2007  BARCLAYS BANK PLC
CDS: FRENCH REPUBLIC PAY 0.97%       10,000,000  03/20/2014  0.0000%(0.9700%   03/05/2009  BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%      25,000,000  06/20/2014  0.0000%(3.6500%   09/17/2008  GOLDMAN SACHS CAPITA
CDS: INCO LIMITED PAY 0.25%           5,600,000  06/20/2012  0.0000%(0.2500%   05/30/2007  MORGAN STANLEY CAP
CDS: ITRX EUROPE PAY 1.85%           34,661,250  06/20/2014  0.0000%(1.8500%   06/17/2009  BARCLAYS BANK PLC       (1,030,394)
CDS: ITRX EUROPE REC 1.85%           35,566,250  06/20/2014  1.8500%(0.0000%   07/21/2009  CREDIT SUISSE FB INT     1,409,707
CDS: J.C.PENNEY REC 1.00%             7,900,000  12/20/2013  1.0000%(0.0000%   06/05/2009  DEUTSCHE BANK, AG         (321,245)
CDS: JC PENNEY CO INC PAY 4.80%       1,900,000  12/20/2013  0.0000%(4.8000%   12/18/2008  BANK OF AMERICA, NA
CDS: JC PENNEY CO INC PAY 5.30%       6,000,000  12/20/2013  0.0000%(5.3000%   11/14/2008  BARCLAYS BANK PLC
CDS: KINGDOM OF SPAIN PAY 1.47%       5,000,000  03/20/2014  0.0000%(1.4700%   03/03/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.51%      10,000,000  03/20/2014  0.0000%(1.5100%   03/05/2009  GOLDMAN SACHS BANK U
CDS: KINGDOM OF SPAIN PAY 1.58%       5,000,000  03/20/2014  0.0000%(1.5800%   02/20/2009  GOLDMAN SACHS CAPITA
CDS: KINGFISHER PLC PAY 6.00%        12,500,000  06/20/2013  0.0000%(6.0000%   11/20/2008  DEUTSCHE BANK, AG
CDS: LIMITED BRANDS INC PAY 6.15%     6,413,000  12/20/2013  0.0000%(6.1500%   11/14/2008  GOLDMAN SACHS CAPITA
CDS: MACYS INC PAY 7.25%              3,134,657  12/20/2013  0.0000%(7.2500%   11/14/2008  DEUTSCHE BANK, AG
CDS: MACYS INC PAY 7.30%              3,418,343  12/20/2013  0.0000%(7.3000%   11/14/2008  JP MORGAN CHASE BANK
CDS: MACYS INC REC 1.00%              6,553,000  12/20/2013  1.0000%(0.0000%   07/28/2009  BARCLAYS BANK PLC         (557,829)
CDS: MCKESSON CORP PAY 0.45%          7,700,000  03/20/2012  0.0000%(0.4500%   01/08/2007  MERRILL LYNCH INTL
CDS: POTASH CORP SASKETC PAY 0.21%    9,600,000  06/20/2011  0.0000%(0.2100%   05/30/2007  CITIBANK, N.A
CDS: QANTAS AIRWAYS LTD PAY 1.90%    10,000,000  06/20/2013  0.0000%(1.9000%   09/17/2008  CITIBANK, N.A
CDS: SAFEWAY INC. PAY 0.24%           5,400,000  03/20/2011  0.0000%(0.2400%   06/11/2007  CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%       20,000,000  06/20/2013  0.0000%(0.4670%   04/28/2006  GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%           34,000,000  12/20/2012  0.0000%(1.7900%   09/16/2008  GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%        16,350,000  06/20/2016  0.0000%(0.7700%   01/16/2008  GOLDMAN SACHS CAPITA
CDS: UKIN PAY 1.57%                   5,000,000  03/20/2014  0.0000%(1.5700%   03/03/2009  GOLDMAN SACHS BANK U
CDS: UKIN REC 0.80%                   1,666,667  03/20/2014  0.8000%(0.0000%   06/19/2009  BANK OF AMERICA, NA
CDS: UKIN REC 0.86%                   2,500,000  03/20/2014  0.8600%(0.0000%   06/18/2009  BANK OF AMERICA, NA
CDS: UKIN REC 1.00%                     833,333  03/20/2014  1.0000%(0.0000%   06/22/2009  BANK OF AMERICA, NA          7,291
CDS: WEATHERFORD INTL PAY 0.80%      20,800,000  06/20/2012  0.0000%(0.8000%   04/03/2008  CITIBANK, N.A
CDS: WEATHERFORD INTL PAY 1.05%      10,100,000  03/20/2018  0.0000%(1.0500%   03/20/2008  MERRILL LYNCH INTL
CDS: WILLIAMS COS INC. PAY 0.75%     10,600,000  12/20/2010  0.0000%(0.7500%   01/08/2008  MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%           15,000,000  12/20/2016  0.0000%(3.0000%   09/18/2008  GOLDMAN SACHS CAPITA
CSWP: USD 3.92%(CHF 2.54%) 08/18/10   2,000,000  08/18/2010  USD 3.920%(CH     07/25/2003  DEUTSCHE BANK, AG
CSWP: USD 3.92%(CHF 2.54%) 08/18/10   1,398,887  08/18/2010  USD 3.920%(CH     03/02/2007  DEUTSCHE BANK, AG
CSWP: USD 5.43%(CAD 6.10%) 10/28/14  10,000,000  10/28/2014  USD 5.430%(CA     10/01/2004  DEUTSCHE BANK, AG
CSWP: USD 6.02%(AUD 3MBBR) 06/27/16  30,000,000  06/27/2016  USD 6.020%(AU     05/25/2006  HSBC BANK USA
CSWP: USD 6.22%(EUR 4.76%) 07/12/16  10,000,000  07/12/2016  USD 6.220%(EU     06/14/2006  BANK OF AMERICA, NA
SWP: 2.56%(3ML) 01/20/22            400,000,000  01/20/2022  2.5600%(US3MLI    01/15/2009  DEUTSCHE BANK, AG
SWP: 3ML(5.63%) 06/16/21             46,500,000  06/16/2021  US3MLIB(5.6300    06/14/2006  MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21             66,000,000  06/08/2021  US3MLIB(5.6600    06/06/2006  MERRILL LYNCH INTL
SWP: 3ML(TR EAFE IDX) 09/09/10      100,001,866  09/09/2010  US3MLIB(TR EAF    09/02/2009  JP MORGAN CHASE BANK
SWP: 3ML(TR EAFE IDX) 11/03/09      125,942,610  11/03/2009  US3MLIB(TR EAF    10/30/2008  BARCLAYS BANK PLC
SWP: 4.30%(3ML) 06/16/21             46,500,000  06/16/2021  4.3000%(US3MLI    09/17/2008  HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21             66,000,000  06/08/2021  4.7110%(US3MLI    04/25/2008  GOLDMAN SACHS CAPITA

               1                        8       9       10           11             12            13             14           15
                                                                               YEAR TO DATE     USED TO        OTHER
                                                                                INCREASE/    ADJUST BASIS   INVESTMENT/
                                      BOOK           STATEMENT      FAIR        (DECREASE)     OF HEDGED   MISCELLANEOUS   POTENTIAL
            DESCRIPTION               VALUE     *      VALUE        VALUE     BY ADJUSTMENT      ITEM         INCOME       EXPOSURE
------------------------------------------------------------------------------------------------------------------------------------
CDS: DARDEN RESTAURANTS PAY 0.45%                        47,738       47,738                                    (23,960)      43,019
CDS: DARDEN RESTAURANTS PAY 1.00%                       121,011      121,011                                    (52,325)      87,782
CDS: FRENCH REPUBLIC PAY 0.97%                         (330,206)    (330,206)                                   (56,314)     105,726
CDS: GLENCORE INTL AG PAY 3.65%                      (1,571,653)  (1,571,653)                                  (691,979)     271,664
CDS: INCO LIMITED PAY 0.25%                               6,325        6,325                                    (10,617)      46,207
CDS: ITRX EUROPE PAY 1.85%         (1,030,394)       (1,553,969)  (1,553,969)     (53,046)                     (198,991)     376,649
CDS: ITRX EUROPE REC 1.85%          1,409,707         1,553,969    1,553,969       37,661                       135,296      386,483
CDS: J.C.PENNEY REC 1.00%            (321,245)         (237,377)    (237,377)                                    25,675       81,188
CDS: JC PENNEY CO INC PAY 4.80%                        (224,555)    (224,555)                                   (69,160)      19,526
CDS: JC PENNEY CO INC PAY 5.30%                        (826,126)    (826,126)                                  (241,150)      61,662
CDS: KINGDOM OF SPAIN PAY 1.47%                        (187,708)    (187,708)                                   (43,079)      52,863
CDS: KINGDOM OF SPAIN PAY 1.51%                        (379,306)    (379,306)                                   (87,664)     105,726
CDS: KINGDOM OF SPAIN PAY 1.58%                        (211,206)    (211,206)                                   (48,717)      52,863
CDS: KINGFISHER PLC PAY 6.00%                        (2,166,917)  (2,166,917)                                  (568,750)     120,599
CDS: LIMITED BRANDS INC PAY 6.15%                      (894,560)    (894,560)                                  (299,086)      65,906
CDS: MACYS INC PAY 7.25%                               (522,786)    (522,786)                                  (172,341)      32,215
CDS: MACYS INC PAY 7.30%                               (576,545)    (576,545)                                  (189,234)      35,130
CDS: MACYS INC REC 1.00%             (557,829)         (436,088)    (436,088)                                    11,650       67,345
CDS: MCKESSON CORP PAY 0.45%                            (50,705)     (50,705)                                   (26,276)      60,523
CDS: POTASH CORP SASKETC PAY 0.21%                       60,464       60,464                                    (15,288)      62,961
CDS: QANTAS AIRWAYS LTD PAY 1.90%                      (147,422)    (147,422)                                  (144,083)      96,479
CDS: SAFEWAY INC. PAY 0.24%                              16,830       16,830                                     (9,828)      32,719
CDS: SEALED AIR CORP PAY 0.47%                          317,594      317,594                                    (70,828)     192,958
CDS: STAPLES INC PAY 1.79%                             (864,375)    (864,375)                                  (461,522)     305,275
CDS: TORCHMARK CORP PAY 0.77%                         1,913,341    1,913,341                                    (95,470)     212,015
CDS: UKIN PAY 1.57%                                    (258,119)    (258,119)                                   (46,010)      52,863
CDS: UKIN REC 0.80%                                      30,846       30,846                                      3,815       17,621
CDS: UKIN REC 0.86%                                      52,728       52,728                                      6,211       26,432
CDS: UKIN REC 1.00%                     7,291            22,594       22,594                                      2,292        8,811
CDS: WEATHERFORD INTL PAY 0.80%                          31,038       31,038                                   (126,187)     171,625
CDS: WEATHERFORD INTL PAY 1.05%                         108,491      108,491                                    (80,421)     147,006
CDS: WILLIAMS COS INC. PAY 0.75%                        (12,102)     (12,102)                                   (60,287)      58,586
CDS: XSTRATA PLC PAY 3.00%                             (821,350)    (821,350)                                  (341,250)     201,629
CSWP: USD 3.92%(CHF 2.54%) 08/18/10                    (594,620)    (594,620)                                    26,309        9,393
CSWP: USD 3.92%(CHF 2.54%) 08/18/10                    (416,055)    (416,055)                                    17,640        6,570
CSWP: USD 5.43%(CAD 6.10%) 10/28/14                  (2,329,422)  (2,329,422)                                  (105,429)     112,688
CSWP: USD 6.02%(AUD 3MBBR) 06/27/16                    (273,157)    (273,157)                                   434,501      389,573
CSWP: USD 6.22%(EUR 4.76%) 07/12/16                  (1,009,010)  (1,009,010)                                    73,868      130,253
SWP: 2.56%(3ML) 01/20/22                            (43,615,244) (43,615,244)                                 4,521,080    7,018,566
SWP: 3ML(5.63%) 06/16/21                             (9,233,378)  (9,233,378)                                (1,543,050)     795,877
SWP: 3ML(5.66%) 06/08/21                            (13,288,590) (13,288,590)                                (2,198,804)   1,128,575
SWP: 3ML(TR EAFE IDX) 09/09/10                       (6,445,598)  (6,445,598)                                                485,412
SWP: 3ML(TR EAFE IDX) 11/03/09                      (15,713,198) (15,713,198)                                                192,192
SWP: 4.30%(3ML) 06/16/21                              3,197,256    3,197,256                                  1,079,213      795,877
SWP: 4.71%(3ML) 06/08/21                              7,184,467    7,184,467                                  1,729,049    1,128,575


                                     QE07.1

                1                    2             3             4              5                 6                  7
                                                DATE OF        STRIKE         DATE OF
                                               MATURITY,       PRICE,         OPENING                             COST OR
                                  NOTIONAL    EXPIRY, OR      RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
         DESCRIPTION               AMOUNT     SETTLEMENT  INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
----------------------------------------------------------------------------------------------------------------------------
SWP: DIVIDEND SWAP 12/31/10          100,000  12/31/2010  0.0000%(0.0000%   04/26/2007  GOLDMAN SACHS INTL
SWP: GMWB (0.232) 06/30/57     5,428,714,135  06/30/2057  0.0000%(0.2320%   06/18/2007  MORGAN STANLEY INTL
SWP: ZERO 2.39%(3ML) 01/16/19    600,000,000  01/16/2019  2.3886%(US3MLI    09/08/2009  CREDIT SUISSE FB INT   (71,257,453)
SWP: ZERO 2.50%(3ML) 12/22/23    135,000,000  12/22/2023  2.5018%(US3MLI    12/18/2008  CREDIT SUISSE FB INT
TRSWP: 3ML(SPTR IDX) 02/24/12    257,190,178  02/24/2012  US3MLIB(SPTR)     09/08/2009  BARCLAYS BANK PLC       (8,302,973)
TRSWP: 3ML(SPTR IDX) 10/30/09    288,586,260  10/30/2009  US3MLIB(SPTR)     10/27/2008  BARCLAYS BANK PLC
07999999 Subtotal - Swaps -
Other Derivative Transactions                                                                                  (77,665,572)
08999999 Subtotal - Swaps                                                                                      (77,665,572)
FORWARDS - OTHER DERIVATIVE
TRANSACTIONS
BUY EUR for JPY at 0.0076         17,192,306  10/02/2009  EUR (JPY)         09/30/2009  DEUTSCHE BANK, AG
BUY JPY for EUR at 113.8300       18,920,423  02/04/2010  JPY (EUR)         02/02/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 118.9964       17,848,706  12/02/2009  JPY (EUR)         12/01/2008  DEUTSCHE BANK, AG
BUY JPY for EUR at 121.8000       17,285,206  11/04/2009  JPY (EUR)         12/01/2008  JP MORGAN CHASE BANK
BUY JPY for EUR at 121.9350       17,374,419  03/03/2010  JPY (EUR)         02/27/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 123.9080       18,753,447  01/05/2010  JPY (EUR)         12/31/2008  BANK OF AMERICA, NA
BUY JPY for EUR at 130.1080       17,211,704  04/06/2010  JPY (EUR)         03/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 130.1150       18,986,988  10/04/2010  JPY (EUR)         09/30/2009  DEUTSCHE BANK, AG
BUY JPY for EUR at 131.1900       17,103,476  05/07/2010  JPY (EUR)         05/04/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 132.4270       18,325,877  09/03/2010  JPY (EUR)         08/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 133.9518       17,809,439  06/04/2010  JPY (EUR)         05/29/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 134.2100       17,858,081  08/03/2010  JPY (EUR)         07/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 134.3250       17,619,319  07/02/2010  JPY (EUR)         06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 144.5350       16,012,810  10/02/2009  JPY (EUR)         12/01/2008  HSBC BANK USA
11999999 Subtotal - Forwards
- Other Derivative
Transactions                                                                                                             0
12999999 Subtotal - Forwards                                                                                             0
25999999 Subtotal -
Hedging Transactions                                                                                                     0
                                                                                                              --------------
27999999 Subtotal -
Other Derivative Transactions                                                                                  (77,665,572)
                                                                                                              --------------
99999999 Total                                                                                                 (77,665,572)
                                                                                                              --------------

                1                  8         9       10            11           12             13            14            15
                                                                            YEAR TO DATE     USED TO        OTHER
                                                                              INCREASE/   ADJUST BASIS   INVESTMENT/
                                  BOOK            STATEMENT       FAIR       (DECREASE)    OF HEDGED    MISCELLANEOUS   POTENTIAL
         DESCRIPTION             VALUE       *      VALUE        VALUE     BY ADJUSTMENT      ITEM         INCOME        EXPOSURE
----------------------------------------------------------------------------------------------------------------------------------
SWP: DIVIDEND SWAP 12/31/10                        1,109,440    1,109,440                                                      559
SWP: GMWB (0.232) 06/30/57                       198,998,691  198,998,691                                (8,722,866)   187,626,331
SWP: ZERO 2.39%(3ML) 01/16/19 (71,257,453)       (59,134,368) (59,134,368)                                  697,073      9,149,444
SWP: ZERO 2.50%(3ML) 12/22/23                    (24,210,016) (24,210,016)                                1,439,853      2,546,783
TRSWP: 3ML(SPTR IDX) 02/24/12  (8,302,973)       (16,715,175) (16,715,175)                                               1,993,323
TRSWP: 3ML(SPTR IDX) 10/30/09                    (23,170,291) (23,170,291)                                                 413,676
07999999 Subtotal - Swaps -
Other Derivative Transactions (77,665,572)  XXX  (12,904,918) (12,904,918)     (15,385)        0         (7,204,215)   222,712,308
08999999 Subtotal - Swaps     (73,201,256)  XXX   (8,440,602)  28,927,633   (6,934,367)        0         (5,067,768)   258,366,467
FORWARDS - OTHER DERIVATIVE
TRANSACTIONS
BUY EUR for JPY at 0.0076                                429          429                                                    6,363
BUY JPY for EUR at 113.8300                       (2,818,798)  (2,818,798)                                                  55,803
BUY JPY for EUR at 118.9964                       (1,886,510)  (1,886,510)                                                  37,077
BUY JPY for EUR at 121.8000                       (1,409,673)  (1,409,673)                                                  26,763
BUY JPY for EUR at 121.9350                       (1,363,461)  (1,363,461)                                                  56,428
BUY JPY for EUR at 123.9080                       (1,051,699)  (1,051,699)                                                  48,338
BUY JPY for EUR at 130.1080                          (78,125)     (78,125)                                                  61,763
BUY JPY for EUR at 130.1150                           (6,070)      (6,070)                                                  95,454
BUY JPY for EUR at 131.1900                           88,827       88,827                                                   66,241
BUY JPY for EUR at 132.4270                          311,419      311,419                                                   88,175
BUY JPY for EUR at 133.9518                          487,055      487,055                                                   73,252
BUY JPY for EUR at 134.2100                          545,599      545,599                                                   81,889
BUY JPY for EUR at 134.3250                          547,011      547,011                                                   76,468
BUY JPY for EUR at 144.5350                        1,794,682    1,794,682                                                    5,927
                              ----------------------------------------------------------------------------------------------------
11999999 Subtotal - Forwards
- Other Derivative
Transactions                            0   XXX   (4,839,316)  (4,839,316)           0         0                  0        779,941
                              ----------------------------------------------------------------------------------------------------
12999999 Subtotal - Forwards            0   XXX   (4,839,316)  (4,839,316)           0         0                  0        779,941
                              ----------------------------------------------------------------------------------------------------
25999999 Subtotal -
Hedging Transactions            4,464,316   XXX    4,464,316   41,832,551   (6,918,982)        0          2,136,447     35,654,160
                              ----------------------------------------------------------------------------------------------------
27999999 Subtotal -
Other Derivative Transactions (77,665,572)  XXX  (17,744,234) (17,744,234)     (15,385)        0         (7,204,215)   223,492,249
                              ----------------------------------------------------------------------------------------------------
99999999 Total                (73,201,256)  XXX  (13,279,917)  24,088,318   (6,934,367)        0         (5,067,768)   259,146,409
                              ----------------------------------------------------------------------------------------------------

                        SCHEDULE DB - PART D - SECTION 1
        Showing All Futures Contracts and Insurance Futures Contracts at
                             Current Statement Date

                1                     2          3             4              5             6           7


                                                                                                      DATE OF
                                  NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION     OPENING
           DESCRIPTION            CONTRACTS     DATE         VALUE          VALUE         MARGIN     POSITION
--------------------------------------------------------------------------------------------------------------
LONG FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC US LONG BOND                       521   12/21/2009     61,084,459     63,236,375    2,151,916  08/24/2009
0399999 Subtotal - Long Futures
Positions - Other Derivative
Transactions                                                61,084,459     63,236,375    2,151,916     XXX
0499999 Subtotal -
Long Futures Positions                                      61,084,459     63,236,375    2,151,916     XXX
SHORT FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI                    15,970   12/18/2009    827,870,371    840,740,650  (12,870,279) 09/30/2009
DEC NASDAQ 100 E-MINI                9,046   12/18/2009    304,034,844    310,730,100   (6,695,256) 09/30/2009

                1                                       8                           9



                                                    EXCHANGE OR                    CASH
           DESCRIPTION                             COUNTERPARTY                  DEPOSIT
----------------------------------------------------------------------------------------
LONG FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC US LONG BOND                  Chicago Board of Trade
0399999 Subtotal - Long Futures
Positions - Other Derivative
Transactions                      XXX                                               0
0499999 Subtotal -
Long Futures Positions            XXX                                               0
SHORT FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI                  Chicago Mercantile Exchange
DEC NASDAQ 100 E-MINI             Chicago Mercantile Exchange

                1                      VARIATION MARGIN INFORMATION           13
                                  -------------------------------------
                                      10             11           12
                                                   USED TO
                                                ADJUST BASIS              POTENTIAL
           DESCRIPTION             RECOGNIZED  OF HEDGED ITEM  DEFERRED    EXPOSURE
------------------------------------------------------------------------------------
LONG FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC US LONG BOND                    2,151,916                              1,667,200
0399999 Subtotal - Long Futures
Positions - Other Derivative
Transactions                        2,151,916         0            0       1,667,200
0499999 Subtotal -
Long Futures Positions              2,151,916         0            0       1,667,200
SHORT FUTURES POSITIONS -
OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI                  (12,870,279)                            71,865,000
DEC NASDAQ 100 E-MINI              (6,695,256)                            25,328,800


                                     QE07.2

                1                     2          3             4              5             6           7


                                                                                                      DATE OF
                                  NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION     OPENING
           DESCRIPTION            CONTRACTS     DATE         VALUE          VALUE         MARGIN     POSITION
--------------------------------------------------------------------------------------------------------------
DEC FTSE 100                         4,431   12/18/2009    358,265,087    359,670,675   (1,405,588) 09/25/2009
0799999 Subtotal - Short Futures
Positions - Other Derivative
Transactions                                             1,490,170,301  1,511,141,425  (20,971,124)    XXX
0899999 Subtotal -
Short Futures Positions                                  1,490,170,301  1,511,141,425  (20,971,124)    XXX
2799999 Subtotal - Other
Derivative Transactions                                  1,551,254,760  1,574,377,800  (18,819,208)    XXX
9999999 Totals                                           1,551,254,760  1,574,377,800  (18,819,208)    XXX

                1                                       8                           9



                                                    EXCHANGE OR                    CASH
           DESCRIPTION                             COUNTERPARTY                  DEPOSIT
----------------------------------------------------------------------------------------
DEC FTSE 100                      London International Financial Futures and Op
0799999 Subtotal - Short Futures
Positions - Other Derivative
Transactions                      XXX                                               0
0899999 Subtotal -
Short Futures Positions           XXX                                               0
2799999 Subtotal - Other
Derivative Transactions           XXX                                               0
9999999 Totals                    XXX                                               0

                1                      VARIATION MARGIN INFORMATION           13
                                  -------------------------------------
                                      10             11           12
                                                   USED TO
                                                ADJUST BASIS              POTENTIAL
           DESCRIPTION             RECOGNIZED  OF HEDGED ITEM  DEFERRED    EXPOSURE
------------------------------------------------------------------------------------
DEC FTSE 100                       (1,405,588)                            21,260,160
0799999 Subtotal - Short Futures
Positions - Other Derivative
Transactions                      (20,971,124)        0            0     118,453,960
0899999 Subtotal -
Short Futures Positions           (20,971,124)        0            0     118,453,960
2799999 Subtotal - Other
Derivative Transactions           (18,819,208)        0            0     120,121,160
9999999 Totals                    (18,819,208)        0            0     120,121,160


                                     QE07.3

                           SCHEDULE E - PART 1 - CASH
                          Month End Depository Balances


                             1                                2        3            4                5
                                                                                AMOUNT OF        AMOUNT OF
                                                                     RATE        INTEREST     INTEREST ACCRUED
                                                                      OF     RECEIVED DURING     AT CURRENT
                         DEPOSITORY                          CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
--------------------------------------------------------------------------------------------------------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)           Springfield, MA
Bank of America N.A. (Hartford)           Springfield, MA
Bank of America N.A. (Hartford)           Springfield, MA
Bank of America N.A. (Hartford)           Springfield, MA
Bank One, NA                              Chicago, IL
JPMorgan Chase Bank - GB                  London, England
JPMorgan Chase Bank - GB                  London, England
JPMorgan Chase Bank - GB                  London, England
JPMorgan Chase Bank, National Association New York City, NY
JPMorgan Chase Bank, National Association New York City, NY
JPMorgan Chase Bank, National Association New York City, NY
JPMorgan Chase Bank, National Association New York City, NY
U.S. Bank N.A. (Cincinnati)               Milwaukee, WI
Wachovia Bank N.A. ((NJ/PA/NY)            Avondale, PA
Wells Fargo Bank, N.A                     San Francisco, CA
Wells Fargo Bank, N.A                     San Francisco, CA
0199998 Deposits in. 42 depositories that
        do not exceed the allowable limit
        in any one depository
        (see Instructions) -
        Open Depositories                                    XXX      XXX         (636)
0199999 Total Open Depositories                              XXX      XXX         (636)              0
0399999 Total Cash on Deposit                                XXX      XXX         (636)              0
0599999 Total Cash                                           XXX      XXX         (636)              0

                                                                  BOOK BALANCE AT END OF EACH
                             1                                    MONTH DURING CURRENT QUARTER        9
                                                             --------------------------------------
                                                                  6             7            8

                         DEPOSITORY                          FIRST MONTH  SECOND MONTH  THIRD MONTH   *
--------------------------------------------------------------------------------------------------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)           Springfield, MA        100,000       100,000      101,009  XXX
Bank of America N.A. (Hartford)           Springfield, MA     16,591,405    15,198,704   16,887,795  XXX
Bank of America N.A. (Hartford)           Springfield, MA        109,741       322,744      131,692  XXX
Bank of America N.A. (Hartford)           Springfield, MA         93,344       132,181       42,417  XXX
Bank One, NA                              Chicago, IL            190,834       102,388      254,339  XXX
JPMorgan Chase Bank - GB                  London, England        413,446       406,990      416,450  XXX
JPMorgan Chase Bank - GB                  London, England     53,232,025    66,278,068   56,712,835  XXX
JPMorgan Chase Bank - GB                  London, England     21,843,093    25,452,027   28,901,543  XXX
JPMorgan Chase Bank, National Association New York City, NY     (579,493)          576       15,258  XXX
JPMorgan Chase Bank, National Association New York City, NY        6,034       254,894        4,331  XXX
JPMorgan Chase Bank, National Association New York City, NY      135,611        26,919      114,302  XXX
JPMorgan Chase Bank, National Association New York City, NY          771           460   10,000,195  XXX
U.S. Bank N.A. (Cincinnati)               Milwaukee, WI           70,174       176,637       85,984  XXX
Wachovia Bank N.A. ((NJ/PA/NY)            Avondale, PA           120,065       179,207      150,478  XXX
Wells Fargo Bank, N.A                     San Francisco, CA      175,793       587,300      255,163  XXX
Wells Fargo Bank, N.A                     San Francisco, CA    8,540,708    14,943,421    6,347,938  XXX
0199998 Deposits in. 42 depositories that
        do not exceed the allowable limit
        in any one depository
        (see Instructions) -
        Open Depositories                                        590,378       498,480      445,765  XXX
0199999 Total Open Depositories                              101,633,929   124,660,996  120,867,494  XXX
0399999 Total Cash on Deposit                                101,633,929   124,660,996  120,867,494  XXX
0599999 Total Cash                                           101,633,929   124,660,996  120,867,494  XXX


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS
                  Show Investments Owned End of Current Quarter

     1         2      3          4         5           6                7                  8
                     DATE     RATE OF  MATURITY   BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
DESCRIPTION  CODE  ACQUIRED  INTEREST    DATE    CARRYING VALUE     DUE & ACCRUED      DURING YEAR
----------------------------------------------------------------------------------------------------



                                      NONE


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(3)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)    Contracts of Reinsurance.(3)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, on May 1, 2009.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (b) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c) Directors and Officers of HESCO

                                                  POSITIONS AND OFFICES
NAME                                                 WITH UNDERWRITER
----------------------------------------------------------------------------------------------------
Diane Benken          Chief Financial Officer, Controller/FINOP
Neil S. Chaffee       Vice President/HLPP
James Davey           Executive Vice President, Director
Stephen T. Joyce      Senior Vice President/IIP Business Line Principal, Director
Brian Murphy          Chief Executive Officer, President/ILD Business Line Principal, Director
Make Sides            Chief Legal Officer, Secretary
Christopher S.        AML Compliance Officer, Chief Compliance Officer
Connor

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of the Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 16th day of November, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John C. Walters,                            Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
John C. Walters, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeil Jr., Senior Vice President and
  Chief Accounting Officer*                                        *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President &                             Lisa M. Proch
  Chief Investment Officer, Director*                                     Attorney-in-Fact
                                                                   Date:  November 16, 2009

333-93319

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.